UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President, Chief Executive Officer and Chief Legal Officer

Guggenheim Funds Trust

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 103.2%
Consumer, Non-cyclical - 29.5%
JM Smucker Co.	28,274	$3,512,762
Conagra Brands, Inc.	91,222	3,436,333
US Foods Holding Corp.*	105,166	3,357,950
United Rentals, Inc.*,1	18,915	3,251,678
Eli Lilly & Co.[1]	36,724	3,101,709
United Therapeutics Corp.*	20,032	2,963,735
Pfizer, Inc.[1]	79,685	2,886,191
Cardinal Health, Inc.[1]	42,830	2,624,194
Johnson & Johnson[1]	17,329	2,421,208
Zimmer Biomet Holdings, Inc.[1]	18,837	2,273,061
Edgewell Personal Care Co.*	38,151	2,265,788
Performance Food Group Co.*	59,880	1,982,028
General Mills, Inc.[1]	33,213	1,969,199
Celgene Corp.*	16,756	1,748,656
Tyson Foods, Inc. — Class A1	21,076	1,708,631
Horizon Pharma plc*	112,032	1,635,667
Abbott Laboratories	26,676	1,522,399
Bioverativ, Inc.*	28,087	1,514,451
Travelport Worldwide Ltd.	110,951	1,450,129
Darling Ingredients, Inc.*	72,102	1,307,209
Medtronic plc[1]	14,295	1,154,321
United Natural Foods, Inc.*	22,929	1,129,712
Prestige Brands Holdings, Inc.*	25,409	1,128,414
SpartanNash Co.	42,031	1,121,387
CoreLogic, Inc.*	23,985	1,108,347
USANA Health Sciences, Inc.*	14,578	1,079,501
Humana, Inc.[1]	4,189	1,039,165
Ingredion, Inc.	7,345	1,026,831
AmerisourceBergen Corp. — Class A1	10,921	1,002,766
Dr Pepper Snapple Group, Inc.[1]	10,104	980,694
Cardtronics plc — Class A*	50,946	943,520
DaVita, Inc.*,1	11,824	854,284
Sanderson Farms, Inc.	6,152	853,775
TreeHouse Foods, Inc.*	16,050	793,833
Sabre Corp.	38,465	788,532
AbbVie, Inc.	7,989	772,616
Dean Foods Co.	66,032	763,330
Boston Beer Company, Inc. — Class A*	3,923	749,686
Pilgrim's Pride Corp.*	24,076	747,800
Allergan plc	4,517	738,891
Spectrum Brands Holdings, Inc.	6,013	675,861
Baxter International, Inc.[1]	10,401	672,321
Total Consumer, Non-cyclical		67,058,565
Industrial - 20.6%
Fluor Corp.	70,743	3,653,876
Owens Corning	38,752	3,562,859
Energizer Holdings, Inc.	63,125	3,028,738
Genesee & Wyoming, Inc. — Class A*	36,199	2,849,947
AGCO Corp.	35,758	2,554,194
Greenbrier Companies, Inc.	47,714	2,543,156
Tech Data Corp.*	25,586	2,506,660
Kirby Corp.*	34,632	2,313,418
Regal Beloit Corp.	28,984	2,220,174
Snap-on, Inc.	11,532	2,010,028
Norfolk Southern Corp.[1]	13,409	1,942,964
Timken Co.	38,166	1,875,859
WestRock Co.[1]	27,635	1,746,808
Benchmark Electronics, Inc.*	58,692	1,707,937
EnerSys	22,037	1,534,436
Arconic, Inc.[1]	47,282	1,288,434
Crane Co.	12,618	1,125,778
Trinity Industries, Inc.	26,930	1,008,798
Rexnord Corp.*	35,077	912,703
Applied Industrial Technologies, Inc.	12,292	837,085
L3 Technologies, Inc.[1]	4,149	820,880
Gibraltar Industries, Inc.*	24,051	793,683
Sanmina Corp.*	23,845	786,885
Ingersoll-Rand plc[1]	7,674	684,444
Belden, Inc.	8,829	681,334
Vishay Intertechnology, Inc.	31,886	661,635
Louisiana-Pacific Corp.*	24,470	642,582
Owens-Illinois, Inc.*	27,855	617,546
Total Industrial		46,912,841
Technology - 13.2%
CA, Inc.[1]	97,768	3,253,719
International Business Machines Corp.[1]	18,922	2,903,013
HP, Inc.[1]	120,522	2,532,167
NetApp, Inc.[1]	44,675	2,471,421
DXC Technology Co.	20,421	1,937,953
Convergys Corp.	78,250	1,838,875
First Data Corp. — Class A*	104,833	1,751,759
j2 Global, Inc.	22,450	1,684,424
Western Digital Corp.[1]	19,477	1,549,006
Xerox Corp.	52,477	1,529,704
CSRA, Inc.	45,517	1,361,869
NCR Corp.*	38,060	1,293,659
Micron Technology, Inc.*,1	28,867	1,187,011
CACI International, Inc. — Class A*	7,374	975,949
Dell Technologies Incorporated — Class V*	10,798	877,661
Cirrus Logic, Inc.*	16,169	838,525
ON Semiconductor Corp.*	39,580	828,805
KLA-Tencor Corp.[1]	6,858	720,570
Icad, Inc.*	100,329	345,132
Total Technology		29,881,222
Consumer, Cyclical - 10.5%
Southwest Airlines Co.[1]	58,818	3,849,638
CVS Health Corp.[1]	44,200	3,204,500
PACCAR, Inc.[1]	41,304	2,935,888
Tailored Brands, Inc.	117,265	2,559,895
Alaska Air Group, Inc.[1]	32,989	2,425,022
Lions Gate Entertainment Corp. — Class A*	47,147	1,594,040
JetBlue Airways Corp.*,1	64,089	1,431,748
Walgreens Boots Alliance, Inc.[1]	15,294	1,110,650
Ralph Lauren Corp. — Class A	9,213	955,296
Lear Corp.[1]	4,643	820,232
WW Grainger, Inc.	3,401	803,486
Lowe's Companies, Inc.[1]	8,228	764,711
American Airlines Group, Inc.[1]	14,171	737,317
Tenneco, Inc.	11,692	684,450
Total Consumer, Cyclical		23,876,873
Financial - 8.9%
Aflac, Inc.[1]	34,087	2,992,157
VEREIT, Inc. REIT	353,024	2,750,057

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 103.2% (continued)
Financial - 8.9% (continued)
Prudential Financial, Inc.[1]	21,394	$2,459,882
Bank of New York Mellon Corp.[1]	40,443	2,178,260
Mack-Cali Realty Corp. REIT	66,075	1,424,577
Interactive Brokers Group, Inc. — Class A	21,424	1,268,515
U.S. Bancorp[1]	16,674	893,393
Summit Hotel Properties, Inc. REIT	55,647	847,504
Brixmor Property Group, Inc. REIT	43,161	805,384
LaSalle Hotel Properties REIT	28,545	801,258
Capital One Financial Corp.[1]	7,441	740,975
E*TRADE Financial Corp.*,1	14,779	732,595
JPMorgan Chase & Co.[1]	6,580	703,665
Blackhawk Network Holdings, Inc.*	18,583	662,484
OneMain Holdings, Inc.*	17,720	460,543
CNO Financial Group, Inc.	15,349	378,967
Total Financial		20,100,216
Communications - 6.8%
Verizon Communications, Inc.	73,311	3,880,351
Juniper Networks, Inc.[1]	115,755	3,299,018
ATN International, Inc.	40,377	2,231,233
T-Mobile US, Inc.*,1	27,665	1,757,004
Omnicom Group, Inc.[1]	22,611	1,646,759
ARRIS International plc*	53,179	1,366,169
ORBCOMM, Inc.*	63,986	651,377
Viavi Solutions, Inc.*	72,070	629,892
Total Communications		15,461,803
Energy - 6.5%
Valero Energy Corp.[1]	37,007	3,401,314
Chevron Corp.[1]	24,527	3,070,535
Exxon Mobil Corp.[1]	35,027	2,929,658
Marathon Petroleum Corp.	42,731	2,819,392
PBF Energy, Inc. — Class A	28,296	1,003,093
HollyFrontier Corp.	17,283	885,235
First Solar, Inc.*	10,630	717,737
Total Energy		14,826,964
Utilities - 6.0%
National Fuel Gas Co.	56,391	3,096,430
Ameren Corp.[1]	40,733	2,402,840
FirstEnergy Corp.[1]	74,739	2,288,508
Portland General Electric Co.	43,879	2,000,005
PNM Resources, Inc.	48,390	1,957,375
AES Corp.	177,931	1,926,993
Total Utilities		13,672,151
Basic Materials - 1.2%
LyondellBasell Industries N.V. — Class A	17,766	1,959,945
Huntsman Corp.	21,663	721,161
Total Basic Materials		2,681,106
Total Common Stocks
(Cost $221,295,272)		234,471,741

MONEY MARKET FUND† - 2.9%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.14%[2]	6,607,947	6,607,947
Total Money Market Fund
(Cost $6,607,947)		6,607,947
Total Investments - 106.1%
(Cost $227,903,219)		$241,079,688
Other Assets & Liabilities, net - (6.1)%		(13,822,080)
Total Net Assets - 100.0%		$227,257,608

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Alpha Opportunity Portfolio Short Custom Basket Swap[4]	(1.07)%	At Maturity	02/01/19	$(224,093,508)	$(16,580,407)

OTC Custom Basket Swap Agreements††
Morgan Stanley	Alpha Opportunity Portfolio Long Custom Basket Swap[3]	1.75%	At Maturity	02/01/19	79,543,062	3,471,012

Alpha Opportunity Fund Schedule of Investments (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[4]
Intel Corp.	55,298	$659,498
Union Pacific Corp.	27,965	582,285
Cisco Systems, Inc.	83,583	489,084
FedEx Corp.	11,795	461,809
WellCare Health Plans, Inc.*	7,985	454,845
Cummins, Inc.	19,504	428,935
Kroger Co.	74,292	384,328
Principal Financial Group, Inc.	47,172	369,225
Delta Air Lines, Inc.	42,555	341,893
Mylan N.V.*	62,176	325,857
Carlisle Companies, Inc.	23,702	265,714
EMCOR Group, Inc.	18,838	247,033
McKesson Corp.	15,592	232,876
Discover Financial Services	9,979	176,173
Allison Transmission Holdings, Inc.	29,856	175,906
CenterPoint Energy, Inc.	111,812	147,627
Amgen, Inc.	17,820	121,639
Campbell Soup Co.	68,249	95,222
Molson Coors Brewing Co. — Class B	40,717	94,651
Gilead Sciences, Inc.	42,274	94,270
Biogen, Inc.*	4,126	91,180
Northern Trust Corp.	6,926	77,165
Travelers Companies, Inc.	4,950	67,154
Hartford Financial Services Group, Inc.	8,684	52,812
American Financial Group, Inc.	13,918	49,466
Bill Barrett Corp.*	96,912	31,417
AECOM*	23,742	(809)
Blackline, Inc.*	8,427	(11,635)
Telephone & Data Systems, Inc.	85,255	(69,655)
United Continental Holdings, Inc.*	30,460	(79,428)
Western Union Co.	153,918	(135,335)
Edison International	19,041	(148,091)
Versartis, Inc.*	387,703	(148,793)
Jabil, Inc.	64,445	(165,756)
Archer-Daniels-Midland Co.	83,247	(166,886)
Merck & Company, Inc.	25,852	(173,547)
InterDigital, Inc.	19,950	(359,435)
Owens & Minor, Inc.	34,196	(465,626)
PG&E Corp.	58,765	(1,122,056)
Total Custom Basket of Long Securities		3,471,012

CUSTOM BASKET OF SHORT SECURITIES[3]
Sensient Technologies Corp.	(29,382)	246,470
NewMarket Corp.	(3,155)	224,756
Education Realty Trust, Inc.	(35,290)	185,722
First Republic Bank	(13,817)	140,665
SPS Commerce, Inc.*	(14,204)	119,987
FireEye, Inc.*	(47,719)	119,575
Balchem Corp.	(25,798)	116,187
Essex Property Trust, Inc.	(6,927)	96,123
Terreno Realty Corp.	(69,600)	94,618
CareTrust REIT, Inc.	(34,893)	83,938
NVIDIA Corp.	(4,231)	83,260
Hudson Pacific Properties, Inc.	(58,273)	73,168
Capitol Federal Financial, Inc.	(97,294)	62,309
Camden Property Trust	(27,695)	60,935
Chesapeake Energy Corp.*	(181,453)	55,657
CoStar Group, Inc.*	(8,567)	50,410
White Mountains Insurance Group Ltd.	(2,467)	42,637
Realty Income Corp.	(11,498)	39,060
Public Storage	(3,064)	34,448
Trustmark Corp.	(20,207)	32,083
Extraction Oil & Gas, Inc.*	(46,301)	30,850
Exponent, Inc.	(11,831)	27,017
Vail Resorts, Inc.	(2,863)	26,192
Cannae Holdings, Inc.*	(49,134)	19,359
American International Group, Inc.	(12,961)	13,945
People's United Financial, Inc.	(88,472)	10,741
Healthcare Trust of America, Inc. — Class A	(47,672)	10,227
Starbucks Corp.	(11,407)	9,726
Equity LifeStyle Properties, Inc.	(29,094)	6,582
Physicians Realty Trust	(35,983)	5,952
Aspen Insurance Holdings Ltd.	(15,715)	5,235
Healthcare Realty Trust, Inc.	(22,331)	4,426
Workday, Inc. — Class A*	(5,967)	4,109
NiSource, Inc.	(23,868)	(2,696)
IMAX Corp.*	(45,084)	(2,768)
Rexford Industrial Realty, Inc.	(48,866)	(2,886)
Semtech Corp.*	(22,054)	(5,344)
Kilroy Realty Corp.	(8,866)	(7,314)
American Homes 4 Rent — Class A	(64,421)	(8,291)
Intuit, Inc.	(4,178)	(8,752)
Macerich Co.	(10,095)	(11,646)
Commerce Bancshares, Inc.	(12,918)	(13,277)
GCP Applied Technologies, Inc.*	(21,992)	(13,419)
Bio-Rad Laboratories, Inc. — Class A*	(4,230)	(16,083)
Jack in the Box, Inc.	(10,001)	(16,302)
MSCI, Inc. — Class A	(20,704)	(16,439)
Washington Federal, Inc.	(23,624)	(17,904)
Martin Marietta Materials, Inc.	(9,885)	(24,529)
Dominion Energy, Inc.	(7,930)	(26,791)
On Assignment, Inc.*	(10,577)	(27,439)
Jack Henry & Associates, Inc.	(6,722)	(30,475)
Federal Realty Investment Trust	(4,927)	(33,113)
Ferro Corp.*	(29,432)	(34,591)
athenahealth, Inc.*	(8,448)	(37,099)
EastGroup Properties, Inc.	(14,600)	(38,106)
TransUnion*	(59,709)	(38,972)
Douglas Emmett, Inc.	(16,056)	(39,692)
First Midwest Bancorp, Inc.	(28,284)	(39,856)
PennyMac Mortgage Investment Trust	(56,386)	(43,806)
Boston Properties, Inc.	(9,639)	(45,563)
Ultimate Software Group, Inc.*	(3,958)	(46,621)
WR Grace & Co.	(27,862)	(49,235)
Intercontinental Exchange, Inc.	(9,747)	(49,744)
PriceSmart, Inc.	(10,693)	(52,669)
SEI Investments Co.	(9,783)	(53,477)
Bio-Techne Corp.	(5,216)	(53,626)
Albemarle Corp.	(24,055)	(54,995)
Air Products & Chemicals, Inc.	(20,144)	(55,769)
Sun Communities, Inc.	(28,020)	(57,641)
DexCom, Inc.*	(12,304)	(59,374)
Regency Centers Corp.	(9,745)	(66,304)
WD-40 Co.	(6,039)	(72,166)
National Instruments Corp.	(21,730)	(73,545)
GrubHub, Inc.*	(10,059)	(73,857)
Yum! Brands, Inc.	(14,343)	(75,242)
Equinix, Inc.	(1,964)	(77,858)
Cabot Oil & Gas Corp. — Class A	(24,338)	(83,645)
Dril-Quip, Inc.*	(22,484)	(88,479)
Ally Financial, Inc.	(36,844)	(98,370)
Tyler Technologies, Inc.*	(4,363)	(99,703)
Dunkin' Brands Group, Inc.	(11,294)	(101,234)
Glacier Bancorp, Inc.	(19,927)	(107,065)
Investors Bancorp, Inc.	(120,638)	(108,386)
Shake Shack, Inc. — Class A*	(18,791)	(108,843)
Extra Space Storage, Inc.	(8,486)	(110,021)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized (Loss)
Vulcan Materials Co.	(21,424)	$(115,560)
Nabors Industries Ltd.	(110,334)	(115,633)
Spire, Inc.	(21,534)	(115,964)
Howard Hughes Corp.*	(8,710)	(116,311)
Carpenter Technology Corp.	(21,529)	(117,985)
CyrusOne, Inc.	(20,554)	(122,132)
Team, Inc.*	(65,698)	(122,921)
Cintas Corp.	(21,711)	(124,411)
PTC, Inc.*	(23,744)	(124,908)
Lululemon Athletica, Inc.*	(9,907)	(127,500)
Alexandria Real Estate Equities, Inc.	(8,654)	(127,976)
Royal Gold, Inc.	(37,799)	(128,832)
Ingevity Corp.*	(10,834)	(131,349)
John Bean Technologies Corp.	(5,842)	(132,317)
Pool Corp.	(12,729)	(132,885)
CME Group, Inc. — Class A	(8,138)	(137,891)
Weatherford International plc*	(186,366)	(142,325)
salesforce.com, Inc.*	(7,640)	(144,393)
Nike, Inc. — Class B	(30,767)	(149,386)
FactSet Research Systems, Inc.	(15,271)	(150,758)
RSP Permian, Inc.*	(29,740)	(156,965)
Tanger Factory Outlet Centers, Inc.	(96,474)	(160,195)
LendingTree, Inc.*	(2,623)	(162,214)
Atlassian Corporation plc — Class A*	(16,544)	(162,441)
American Tower Corp. — Class A	(8,305)	(164,716)
Red Hat, Inc.*	(7,543)	(165,256)
McDonald's Corp.	(16,298)	(165,991)
Aqua America, Inc.	(25,898)	(168,479)
Ollie's Bargain Outlet Holdings, Inc.*	(17,812)	(178,145)
MarketAxess Holdings, Inc.	(10,897)	(181,359)
Verisk Analytics, Inc. — Class A*	(35,725)	(184,437)
Rollins, Inc.	(71,742)	(187,954)
Compass Minerals International, Inc.	(47,461)	(188,019)
Allegheny Technologies, Inc.*	(54,365)	(188,542)
WisdomTree Investments, Inc.	(142,538)	(191,400)
Autodesk, Inc.*	(10,191)	(194,160)
S&P Global, Inc.	(16,160)	(196,836)
SBA Communications Corp.*	(11,004)	(211,284)
Callon Petroleum Co.*	(94,366)	(212,918)
Covanta Holding Corp.	(107,863)	(214,496)
First Industrial Realty Trust, Inc.	(44,401)	(226,858)
Marriott International, Inc. — Class A	(5,281)	(237,437)
Commercial Metals Co.	(74,597)	(243,850)
Alliant Energy Corp.	(57,704)	(247,301)
Trex Company, Inc.*	(7,376)	(251,230)
Moody's Corp.	(15,774)	(255,047)
Crown Castle International Corp.	(12,145)	(256,513)
Eaton Vance Corp.	(29,305)	(263,272)
Monolithic Power Systems, Inc.	(21,432)	(266,657)
Scotts Miracle-Gro Co. — Class A	(19,318)	(269,066)
Ecolab, Inc.	(24,761)	(270,218)
Matador Resources Co.*	(30,290)	(271,244)
Cognex Corp.	(19,540)	(281,594)
Atmos Energy Corp.	(36,045)	(287,589)
Goldman Sachs Group, Inc.	(10,375)	(288,854)
Diamondback Energy, Inc.*	(14,792)	(292,728)
Southern Copper Corp.	(65,545)	(320,312)
CoreSite Realty Corp.	(12,429)	(337,513)
Five Below, Inc.*	(12,919)	(338,155)
DCT Industrial Trust, Inc.	(35,230)	(355,028)
Cboe Global Markets, Inc.	(28,062)	(373,090)
Crocs, Inc.*	(64,470)	(385,059)
Parsley Energy, Inc. — Class A*	(91,200)	(401,125)
Take-Two Interactive Software, Inc.*	(7,941)	(401,574)
Healthcare Services Group, Inc.	(65,185)	(456,478)
Adobe Systems, Inc.*	(9,191)	(517,880)
International Flavors & Fragrances, Inc.	(21,820)	(583,010)
FMC Corp.	(18,882)	(665,452)
Copart, Inc.*	(90,561)	(674,376)
Total Custom Basket of Short Securities		(16,580,407)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[4]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$234,471,741	$—	$—	$—	$234,471,741
Money Market Fund	6,607,947	—	—	—	6,607,947
Custom Basket Swap Agreements	—	—	3,471,012	—	3,471,012
Total Assets	$241,079,688	$—	$3,471,012	$—	$244,550,700

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements	$—	$—	$16,580,407	$—	$16,580,407

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 101.1%
Consumer, Non-cyclical - 25.8%
Johnson & Johnson	49,459	$6,910,412
Amgen, Inc.	25,899	4,503,836
AbbVie, Inc.	39,034	3,774,978
Cigna Corp.	13,979	2,838,995
Merck & Company, Inc.	46,686	2,627,021
Anthem, Inc.	10,489	2,360,130
Sysco Corp.	38,259	2,323,469
Eli Lilly & Co.	23,362	1,973,155
Humana, Inc.	7,627	1,892,030
Abbott Laboratories	32,074	1,830,463
Dr Pepper Snapple Group, Inc.	18,126	1,759,309
Cardinal Health, Inc.	28,483	1,745,153
Molson Coors Brewing Co. — Class B	21,098	1,731,513
General Mills, Inc.	29,086	1,724,509
Allergan plc	10,309	1,686,346
United Rentals, Inc.*	9,804	1,685,406
Campbell Soup Co.	28,993	1,394,853
Procter & Gamble Co.	14,158	1,300,837
Ingredion, Inc.	9,110	1,273,578
Kimberly-Clark Corp.	9,948	1,200,325
Baxter International, Inc.	17,666	1,141,930
ManpowerGroup, Inc.	8,845	1,115,443
Thermo Fisher Scientific, Inc.	5,611	1,065,417
Becton Dickinson and Co.	4,940	1,057,456
Celgene Corp.*	10,041	1,047,879
Pfizer, Inc.	28,859	1,045,273
Kellogg Co.	14,771	1,004,133
Estee Lauder Companies, Inc. — Class A	5,077	645,997
Constellation Brands, Inc. — Class A	2,235	510,854
Zoetis, Inc.	6,290	453,132
Robert Half International, Inc.	7,185	399,055
Nielsen Holdings plc	10,066	366,402
UnitedHealth Group, Inc.	1,471	324,297
Medtronic plc	3,999	322,919
Moody's Corp.	2,052	302,896
Avery Dennison Corp.	1,959	225,011
ABIOMED, Inc.*	1,168	218,895
West Pharmaceutical Services, Inc.	2,029	200,202
Total Consumer, Non-cyclical		57,983,509
Technology - 16.5%
Apple, Inc.	34,248	5,795,789
Microsoft Corp.	64,569	5,523,232
Intel Corp.	94,116	4,344,395
Oracle Corp.	54,592	2,581,110
NVIDIA Corp.	11,628	2,250,018
DXC Technology Co.	20,673	1,961,868
Texas Instruments, Inc.	18,510	1,933,184
HP, Inc.	84,759	1,780,786
CA, Inc.	50,029	1,664,965
Applied Materials, Inc.	31,472	1,608,849
Adobe Systems, Inc.*	8,114	1,421,897
Lam Research Corp.	6,885	1,267,322
IPG Photonics Corp.*	5,540	1,186,280
Xilinx, Inc.	15,415	1,039,279
NetApp, Inc.	17,584	972,747
KLA-Tencor Corp.	4,704	494,249
Veeva Systems, Inc. — Class A*	8,141	450,035
Accenture plc — Class A	2,812	430,489
QUALCOMM, Inc.	5,848	374,389
Total Technology		37,080,883
Financial - 16.5%
JPMorgan Chase & Co.	44,016	4,707,071
Citigroup, Inc.	44,714	3,327,169
Visa, Inc. — Class A	28,530	3,252,991
Mastercard, Inc. — Class A	19,449	2,943,801
Prudential Financial, Inc.	22,780	2,619,244
Capital One Financial Corp.	19,964	1,988,015
Principal Financial Group, Inc.	26,815	1,892,066
Lincoln National Corp.	19,654	1,510,803
Aflac, Inc.	17,053	1,496,912
PNC Financial Services Group, Inc.	9,419	1,359,067
Travelers Companies, Inc.	9,715	1,317,743
Alliance Data Systems Corp.	5,069	1,284,890
BlackRock, Inc. — Class A	2,361	1,212,869
SEI Investments Co.	15,989	1,148,970
Progressive Corp.	18,980	1,068,954
MetLife, Inc.	18,214	920,900
T. Rowe Price Group, Inc.	7,878	826,638
Morgan Stanley	14,797	776,399
Allstate Corp.	6,331	662,919
Hospitality Properties Trust REIT	19,660	586,851
Comerica, Inc.	6,744	585,447
Northern Trust Corp.	3,843	383,877
State Street Corp.	3,326	324,651
U.S. Bancorp	4,657	249,522
KeyCorp	10,856	218,966
WP Carey, Inc. REIT	3,028	208,629
American Express Co.	1,917	190,377
Total Financial		37,065,741
Industrial - 16.1%
FedEx Corp.	11,856	2,958,546
Cummins, Inc.	16,143	2,851,499
Caterpillar, Inc.	16,065	2,531,523
3M Co.	9,666	2,275,086
Union Pacific Corp.	15,184	2,036,175
Oshkosh Corp.	20,513	1,864,426
Ingersoll-Rand plc	19,113	1,704,689
Fluor Corp.	31,547	1,629,403
Lockheed Martin Corp.	4,882	1,567,366
Norfolk Southern Corp.	9,788	1,418,281
Deere & Co.	8,782	1,374,471
Energizer Holdings, Inc.	28,091	1,347,806
Landstar System, Inc.	11,806	1,229,005
Arconic, Inc.	43,224	1,177,854
Raytheon Co.	6,051	1,136,680
Universal Display Corp.	6,554	1,131,548
Boeing Co.	3,828	1,128,916
Rockwell Automation, Inc.	5,588	1,097,204
Johnson Controls International plc	28,334	1,079,809
Vishay Intertechnology, Inc.	42,676	885,527
United Parcel Service, Inc. — Class B	6,181	736,466
Illinois Tool Works, Inc.	3,295	549,771
Eagle Materials, Inc.	4,014	454,786
Northrop Grumman Corp.	1,354	415,556

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 101.1% (continued)
Industrial - 16.1% (continued)
Republic Services, Inc. — Class A	5,816	$393,220
General Electric Co.	18,261	318,654
Corning, Inc.	9,392	300,450
Sonoco Products Co.	4,868	258,686
Bemis Company, Inc.	4,631	221,315
Total Industrial		36,074,718
Communications - 11.2%
Cisco Systems, Inc.	131,230	5,026,109
Alphabet, Inc. — Class A*	4,528	4,769,795
Facebook, Inc. — Class A*	20,766	3,664,369
Comcast Corp. — Class A	61,768	2,473,808
Amazon.com, Inc.*	1,959	2,290,992
AT&T, Inc.	49,051	1,907,103
Omnicom Group, Inc.	22,857	1,664,675
eBay, Inc.*	30,891	1,165,826
FactSet Research Systems, Inc.	5,027	969,005
Juniper Networks, Inc.	13,428	382,698
Walt Disney Co.	3,038	326,615
Expedia, Inc.	2,670	319,786
Netflix, Inc.*	1,017	195,223
Total Communications		25,156,004
Consumer, Cyclical - 8.4%
Ford Motor Co.	225,936	2,821,941
CVS Health Corp.	26,391	1,913,348
Southwest Airlines Co.	26,320	1,722,644
Kohl's Corp.	26,332	1,427,984
Alaska Air Group, Inc.	18,776	1,380,224
General Motors Co.	30,671	1,257,204
Lear Corp.	6,842	1,208,708
WW Grainger, Inc.	4,923	1,163,059
Darden Restaurants, Inc.	10,008	960,968
Las Vegas Sands Corp.	11,699	812,964
Best Buy Company, Inc.	9,197	629,719
Tapestry, Inc.	13,976	618,158
Pool Corp.	4,601	596,519
Goodyear Tire & Rubber Co.	16,162	522,194
Delta Air Lines, Inc.	6,699	375,144
Tractor Supply Co.	3,952	295,412
Whirlpool Corp.	1,715	289,218
L Brands, Inc.	4,659	280,565
Tupperware Brands Corp.	3,966	248,668
Lowe's Companies, Inc.	2,569	238,763
Nike, Inc. — Class B	2,999	187,587
Total Consumer, Cyclical		18,950,991
Utilities - 2.8%
NextEra Energy, Inc.	9,372	1,463,812
WEC Energy Group, Inc.	16,391	1,088,854
Entergy Corp.	13,069	1,063,686
Sempra Energy	8,153	871,719
PG&E Corp.	13,213	592,339
Pinnacle West Capital Corp.	4,016	342,083
Exelon Corp.	7,876	310,393
Xcel Energy, Inc.	5,988	288,083
American Electric Power Company, Inc.	2,965	218,135
Total Utilities		6,239,104
Energy - 2.1%
Chevron Corp.	26,541	3,322,668
Occidental Petroleum Corp.	11,010	810,996
ConocoPhillips	12,620	692,712
Total Energy		4,826,376
Basic Materials - 1.7%
Air Products & Chemicals, Inc.	7,078	1,161,358
Praxair, Inc.	7,117	1,100,858
Eastman Chemical Co.	11,227	1,040,069
International Flavors & Fragrances, Inc.	3,208	489,573
Total Basic Materials		3,791,858
Total Common Stocks
(Cost $205,923,599)		227,169,184

EXCHANGE-TRADED FUND† - 0.5%
SPDR S&P 500 ETF Trust	4,306	1,149,100
Total Exchange-Traded Fund
(Cost $1,112,369)		1,149,100

MONEY MARKET FUND† - 0.7%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	1,553,669	1,553,669
Total Money Market Fund
(Cost $1,553,669)		1,553,669
Total Investments - 102.3%
(Cost $208,589,637)		$229,871,953
Other Assets & Liabilities, net - (2.3)%		(5,104,109)
Total Net Assets - 100.0%		$224,767,844

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Capital Stewardship Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$227,169,184	$—	$—	$227,169,184
Exchange-Traded Fund	1,149,100	—	—	1,149,100
Money Market Fund	1,553,669	—	—	1,553,669
Total Assets	$229,871,953	$—	$—	$229,871,953

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
EXCHANGE-TRADED FUNDS† - 9.5%
Guggenheim S&P High Income Infrastructure ETF[1]	21,275	$586,782
Total Exchange-Traded Funds
(Cost $447,192)		586,782

MUTUAL FUNDS† - 78.4%
Guggenheim High Yield Fund - Institutional Class[1]	222,338	2,074,422
Guggenheim Limited Duration Fund - Institutional Class[1]	66,553	1,649,187
Guggenheim Investment Grade Bond Fund - Institutional Class[1]	22,170	412,814
Guggenheim World Equity Income Fund - Institutional Class[1]	25,030	382,966
Guggenheim Risk Managed Real Estate Fund - Institutional Class[1]	9,820	291,839
Total Mutual Funds
(Cost $4,557,727)		4,811,228

CLOSED-END FUNDS† - 9.1%
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	17,625
Royce Value Trust, Inc.	1,000	16,170
Aberdeen Income Credit Strategies Fund	1,134	15,910
Neuberger Berman High Yield Strategies Fund, Inc.	1,346	15,829
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	15,237
Eaton Vance Tax-Advantaged Global Dividend Income Fund	850	14,730
Western Asset High Income Fund II, Inc.	2,108	14,693
Reaves Utility Income Fund	467	14,449
Eaton Vance Enhanced Equity Income Fund II	946	14,398
New America High Income Fund, Inc.	1,517	14,260
PIMCO Income Strategy Fund II	1,364	14,227
AllianzGI Diversified Income & Convertible Fund	650	14,196
First Trust Strategic High Income Fund II	1,100	14,157
Brookfield Real Assets Income Fund, Inc.	600	14,022
John Hancock Investors Trust	798	13,965
BlackRock Multi-Sector Income Trust	766	13,903
PIMCO Corporate & Income Strategy Fund	800	13,760
Virtus Total Return Fund, Inc.	1,050	13,545
Western Asset Global Corporate Defined Opportunity Fund, Inc.	750	13,500
PIMCO Dynamic Credit and Mortgage Income Fund	600	13,464
Ivy High Income Opportunities Fund	890	13,457
AllianceBernstein Global High Income Fund, Inc.	1,050	13,398
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	500	13,335
Calamos Strategic Total Return Fund	1,100	13,288
Voya Global Advantage and Premium Opportunity Fund	1,150	13,145
Western Asset Premier Bond Fund	951	13,133
DoubleLine Income Solutions Fund	650	13,123
Invesco Dynamic Credit Opportunities Fund	1,120	13,115
Pioneer High Income Trust	1,350	13,109
Tortoise Energy Infrastructure Corp.	450	13,086
BlackRock Credit Allocation Income Trust	978	13,027
Flaherty & Crumrine Total Return Fund, Inc.	600	12,966
Barings Global Short Duration High Yield Fund	665	12,887
Cohen & Steers Total Return Realty Fund, Inc.	1,000	12,770
BlackRock Corporate High Yield Fund, Inc.	1,150	12,581
BlackRock Floating Rate Income Trust	900	12,528
Cohen & Steers Infrastructure Fund, Inc.	500	12,000
First Trust Energy Income and Growth Fund	450	11,929
Eaton Vance Tax-Managed Buy-Write Income Fund	700	11,711
Nuveen Short Duration Credit Opportunities Fund	700	11,641
Legg Mason BW Global Income Opportunities Fund, Inc.	900	11,493
Total Closed-End Funds
(Cost $521,437)		559,762

MONEY MARKET FUND† - 1.9%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.14%[2]	117,627	117,627
Total Money Market Fund
(Cost $117,627)		117,627
Total Investments - 98.9%
(Cost $5,643,983)		$6,075,399
Other Assets & Liabilities, net - 1.1%		64,651
Total Net Assets - 100.0%		$6,140,050

Diversified Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

†	Value determined based on Level 1 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$559,762	$—	$—	$559,762
Exchange-Traded Funds	586,782	—	—	586,782
Money Market Fund	117,627	—	—	117,627
Mutual Funds	4,811,228	—	—	4,811,228
Total Assets	$6,075,399	$—	$—	$6,075,399

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the advisor, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gains Distributions
Guggenheim High Yield Fund - Institutional Class	$2,038,895	$46,528	$–	$–	$(11,001)	$2,074,422	222,338	$31,165	$–
Guggenheim Investment Grade Bond Fund - Institutional Class	407,346	3,259	–	–	2,209	412,814	22,170	3,227	–
Guggenheim Limited Duration Fund - Institutional Class	1,605,844	47,995	–	–	(4,652)	1,649,187	66,553	12,890	–
Guggenheim Risk Managed Real Estate Fund - Institutional Class	283,359	11,495	–	–	(3,015)	291,839	9,820	1,654	9,841
Guggenheim S&P High Income Infrastructure ETF	612,720	–	–	–	(25,938)	586,782	21,275	17,127	12,565
Guggenheim World Equity Income Fund - Institutional Class	367,974	1,011	–	–	13,981	382,966	25,030	1,012	–
	$5,316,138	$110,288	$–	$–	$(28,416)	$5,398,010		$67,075	$22,406

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 0.0%
Consumer, Non-cyclical - 0.0%
Targus Group International, Inc*,†††,1,2	12,773	$24,649
Energy - 0.0%
Titan Energy LLC*	10,110	15,367
Total Common Stocks
(Cost $317,261)		40,016

MUTUAL FUNDS† - 0.7%
Guggenheim Strategy Fund I2	754,480	18,907,260
Guggenheim Strategy Fund II2	296,179	7,407,445
Total Mutual Funds
(Cost $26,144,961)		26,314,705

MONEY MARKET FUND† - 2.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 1.05%[3]	73,769,953	73,769,953
Total Money Market Fund
(Cost $73,769,953)		73,769,953

		Face Amount~
SENIOR FLOATING RATE INTERESTS††,6 - 85.3%
Industrial - 17.8%
Flex Acquisition Company, Inc.
4.34% (3 Month USD LIBOR + 3.00%) due 12/29/23		36,576,911	36,737,118
VC GB Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 02/28/24		34,039,380	34,209,577
BWAY Holding Co.
4.60% (3 Month USD LIBOR + 3.25%) due 04/03/24		27,562,744	27,661,143
DAE Aviation
5.32% (1 Month USD LIBOR + 3.75%) due 07/07/22		27,333,758	27,516,074
Quikrete Holdings, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 11/15/23		25,480,769	25,512,620
Engineered Machinery Holdings, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/19/24		24,555,310	24,555,310
TransDigm Group, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 05/14/22		12,752,065	12,782,670
4.36% (3 Month USD LIBOR + 2.75%) due 06/09/23		11,510,847	11,523,624
Travelport Finance SARL
4.17% (3 Month USD LIBOR + 2.75%) due 09/02/21		23,201,389	23,186,540
Filtration Group Corp.
4.38% (3 Month USD LIBOR + 3.00%) due 11/23/20		20,627,835	20,782,544
Charter Nex US, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 05/16/24		19,426,313	19,450,595
Cartrawler
3.75% (1 Month EURIBOR + 3.75%) due 04/29/21	EUR	16,068,477	19,085,534
GYP Holdings III Corp.
4.38% (3 Month USD LIBOR + 3.00%) due 04/01/23		18,383,581	18,452,519
Reynolds Group Holdings, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 02/05/23		17,325,094	17,396,993
Advanced Disposal Services, Inc.
3.74% (1 Week USD LIBOR + 2.25%) due 11/10/23		16,834,701	16,864,835
Brickman Group Holdings, Inc.
4.43% (1 Month USD LIBOR + 3.00%) and (3 Month USD LIBOR + 3.00%) due 12/18/20		15,787,014	15,860,582
Arctic Long Carriers
6.07% (1 Month USD LIBOR + 4.50%) due 05/18/23		15,377,725	15,483,524
Hayward Industries, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 08/05/24		14,413,875	14,431,892
9.82% (1 Month USD LIBOR + 8.25%) due 08/04/25		500,000	495,000
CHI Overhead Doors, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/29/22		14,322,031	14,313,151
RBS Global, Inc.
3.80% (1 Month USD LIBOR + 2.25%) due 08/21/24		12,894,138	12,942,491
TMF Group Holding BV
3.50% (3 Month EURIBOR + 3.50%) due 10/13/23	EUR	10,750,000	12,886,716
Engility Corp.
4.82% (1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) and due 08/14/23		12,359,627	12,467,774
American Builders & Contractors Supply Co., Inc.
4.07% (1 Month USD LIBOR + 2.50%) due 10/31/23		11,939,850	11,982,355
American Bath Group LLC
6.94% (3 Month USD LIBOR + 5.25%) due 09/30/23		10,889,724	10,966,824
Argo Merchants
5.32% (1 Month USD LIBOR + 3.75%) due 12/06/24		10,750,000	10,803,750
Imagine Print Solutions LLC
6.45% (3 Month USD LIBOR + 4.75%) due 06/21/22		10,696,250	10,428,844
Zodiac Pool Solutions LLC
5.69% (3 Month USD LIBOR + 4.00%) due 12/20/23		10,030,618	10,074,553
Hanjin International Corp.
3.85% (3 Month USD LIBOR + 2.50%) due 10/19/20		9,750,000	9,774,375

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Industrial - 17.8% (continued)
Sapphire Bidco B.V.
3.25% (3 Month EURIBOR + 3.25%) due 12/06/24	EUR	8,100,000	$9,725,345
Wrangler Buyer Corp.
4.57% (1 Month USD LIBOR + 3.00%) due 09/27/24		9,350,000	9,403,388
Befesa
2.75% (3 Month EURIBOR + 2.75%) due 11/19/22	EUR	6,250,000	7,531,344
CPM Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 04/11/22		6,663,793	6,744,292
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24		6,699,375	6,710,563
Kuehg Corp. (Kindercare)
5.44% (3 Month USD LIBOR + 3.75%) due 08/12/22		6,555,123	6,563,317
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%) due 03/29/24	EUR	4,003,529	4,755,242
4.00% (3 Month EURIBOR + 4.00%) due 12/20/24	EUR	1,350,000	1,603,479
Crosby Worldwide
4.45% (3 Month USD LIBOR + 3.00%) due 11/23/20		6,455,027	6,280,225
NVA Holdings, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 08/14/21		6,131,426	6,172,323
Corialis Group Ltd.
3.50% (6 Month EURIBOR + 3.50%) due 03/29/24	EUR	5,075,000	6,104,857
Thermasys Corp.
5.35% (3 Month USD LIBOR + 4.00%) due 05/03/19		6,099,844	5,694,204
Berlin Packaging LLC
4.77% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 10/01/21		5,594,512	5,627,128
Recess Holdings, Inc.
5.25% (6 Month USD LIBOR + 3.75%) due 09/30/24		5,109,524	5,128,684
Hardware Holdings LLC
8.19% (3 Month USD LIBOR + 6.50%) due 03/30/20		5,109,375	4,956,094
Consolidated Container Co. LLC
5.07% (1 Month USD LIBOR + 3.50%) due 05/22/24		3,740,625	3,753,081
Thor Bidco (Morrison Utility)
5.53% (3 Month USD LIBOR + 5.00%) due 09/20/23	GBP	2,550,000	3,442,643
Hillman Group, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 06/30/21		3,413,841	3,430,910
Survitec
4.25% (6 Month EURIBOR + 4.25%) due 03/12/22	EUR	2,700,000	3,101,680
Signode Industrial Group US, Inc.
4.38% (1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 2.75%) due 05/01/21		2,166,667	2,168,032
7.50% (1 Month USD LIBOR + 3.00%) due 05/01/19		798,000	771,418
SIG Onex Wizard Acquisition
4.57% (1 Month USD LIBOR + 3.00%) due 03/11/22		2,660,272	2,670,248
Learning Care Group (US), Inc.
5.36% (2 Month USD LIBOR + 4.00%) due 05/05/21		2,632,852	2,639,435
SI Organization
6.44% (3 Month USD LIBOR + 4.75%) due 11/23/19		2,385,831	2,403,724
Doncasters Group Ltd.
9.94% (3 Month USD LIBOR + 8.25%) due 10/09/20		2,348,621	2,193,612
EXC Holdings III Corp.
5.16% (6 Month USD LIBOR + 3.50%) due 12/02/24		2,025,000	2,038,284
Ceva Group plc (United Kingdom)
5.75% (3 Month USD EURIBOR + 4.75%) due 03/19/19	EUR	1,740,000	1,806,638
Tank Holdings Corp.
5.59% (1 Month USD LIBOR + 4.25%), (2 Month USD LIBOR + 4.25%) and (3 Month USD LIBOR + 4.25%) due 03/16/22		1,660,870	1,669,174
Wencor Group
5.13% (1 Month LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%) due 06/19/19†††,1		1,403,077	1,354,752
Pro Mach Group, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 10/22/21		943,444	946,274
Pexco LLC
4.83% (2 Month USD LIBOR + 3.50%) due 05/08/24		820,875	819,849
Atkore International, Inc.
4.70% (3 Month USD LIBOR + 3.00%) due 12/22/23		593,428	596,395
NANA Development Corp.
8.37% (3 Month USD LIBOR + 6.75%) due 03/15/18		154,259	152,716
Total Industrial			627,588,877
Consumer, Non-cyclical - 15.8%
MPH Acquisition Holdings LLC
4.69% (3 Month USD LIBOR + 3.00%) due 06/07/23		35,479,425	35,528,741

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Albertson's LLC
4.32% (1 Month USD LIBOR + 2.75%) due 08/25/21		21,807,356	$21,353,763
4.67% (3 Month USD LIBOR + 3.00%) due 12/21/22		6,252,829	6,120,644
4.46% (3 Month USD LIBOR + 3.00%) due 06/22/23		3,482,500	3,407,034
CHG Healthcare Services, Inc.
4.48% (3 Month USD LIBOR + 3.00%) due 06/07/23		30,371,751	30,590,124
Chobani LLC
5.07% (1 Month USD LIBOR + 3.50%) due 10/10/23		28,077,825	28,276,616
Examworks Group, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 07/27/23		27,500,929	27,649,984
Smart & Final Stores LLC
5.19% (3 Month USD LIBOR + 3.50%) due 11/15/22		28,140,447	27,425,117
Sterigenics-Norion Holdings
4.57% (1 Month USD LIBOR + 3.00%) due 05/15/22		27,423,590	27,400,828
DJO Finance LLC
4.70% (1 Month USD LIBOR + 3.25%) due 06/08/20		23,685,810	23,334,787
Dole Food Company, Inc.
4.31% (1 Month USD LIBOR + 2.75%) and (Commercial Prime Lending Rate + 1.75%) due 04/06/24		22,569,313	22,610,163
Diamond (BC) B.V.
4.42% (2 Month USD LIBOR + 3.00%) due 09/06/24		10,950,000	10,956,570
3.25% (2 Month EURIBOR + 3.25%) due 09/06/24	EUR	9,100,000	10,897,400
PPDI LLC
4.38% (1 Month USD LIBOR + 2.75%) and (3 Month USD LIBOR + 2.75%) due 08/18/22		21,824,397	21,844,257
JBS USA Lux SA
4.10% (3 Month USD LIBOR + 2.50%) due 10/30/22		21,011,225	20,627,770
Hearthside Group Holdings LLC
4.57% (1 Month USD LIBOR + 3.00%) due 06/02/21		17,403,759	17,483,468
American Tire Distributors, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 09/01/21		17,071,914	17,178,614
AI Aqua Zip Bidco Pty Ltd.
5.07% (1 Month USD LIBOR + 3.50%) due 12/13/23		16,420,000	16,502,100
Change Healthcare Holdings, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 03/01/24		14,748,550	14,768,903
US Foods, Inc.
4.07% (1 Month USD LIBOR + 2.50%) due 06/27/23		13,251,951	13,318,211
Hostess Brands LLC
3.82% (1 Month USD LIBOR + 2.25%) due 08/03/22		12,352,303	12,354,280
Authentic Brands
5.19% (3 Month USD LIBOR + 3.50%) due 09/27/24		12,019,875	12,064,950
Grifols Worldwide Operations USA, Inc.
3.74% (1 Week USD LIBOR + 2.25%) due 01/31/25		10,917,500	10,934,095
Lineage Logistics LLC
5.07% (1 Month USD LIBOR + 3.50%) due 04/07/21		10,658,166	10,681,508
Immucor, Inc.
6.57% (1 Month USD LIBOR + 5.00%) due 06/15/21		10,497,250	10,654,709
PAREXEL International Corp.
4.57% (1 Month USD LIBOR + 3.00%) due 09/27/24		10,586,468	10,628,390
INC Research Holdings, Inc.
3.82% (1 Month USD LIBOR + 2.25%) due 08/01/24		10,171,875	10,178,283
Endo Luxembourg Finance Co.
5.88% (1 Month USD LIBOR + 4.25%) due 04/29/24		9,253,500	9,299,767
CPI Holdco LLC
5.19% (3 Month USD LIBOR + 4.00%) due 03/21/24		9,104,258	9,172,540
CTI Foods Holding Co. LLC
8.82% (1 Month USD LIBOR + 7.25%) due 06/28/21		7,420,000	5,490,800
5.07% (1 Month USD LIBOR + 3.50%) due 06/29/20		3,662,453	3,332,833
ADMI Corp.
5.19% (3 Month USD LIBOR + 3.75%) due 04/29/22		7,918,782	7,983,161
Reddy Ice Holdings, Inc.
6.88% (1 Month USD LIBOR + 3.75%) and (Commercial Prime Lending Rate + 4.50%) due 05/01/19		4,669,637	4,622,941
10.85% (3 Month USD LIBOR + 9.50%) due 11/01/19		2,000,000	1,863,340
Avantor, Inc.
5.51% (1 Month USD LIBOR + 4.00%) due 11/21/24		4,650,000	4,669,391
Equian LLC
5.23% (1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%) due 05/20/24		4,314,188	4,349,262
Grocery Outlet, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 10/21/21		3,900,633	3,898,215

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Consumer, Non-cyclical - 15.8% (continued)
Nellson Nutraceutical
5.94% (3 Month USD LIBOR + 5.00%) due 12/23/21		3,634,235	$3,634,235
5.94% (3 Month LIBOR + 5.00%) due 12/23/21		2,129,275	2,129,275
Global Healthcare Exchange LLC
4.69% (3 Month USD LIBOR + 3.25%) due 06/28/24		3,582,000	3,592,459
Surgery Center Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 09/02/24		3,351,600	3,312,487
Stratose Intermediate Holdings II LLC
4.82% (1 Month USD LIBOR + 3.25%) due 06/22/23		3,283,500	3,291,709
Amplify Snack Brands, Inc.
6.88% (1 Month USD LIBOR + 5.50%) due 09/02/23		2,942,551	2,946,964
Valeant Pharmaceuticals International, Inc.
4.94% (1 Month USD LIBOR + 3.50%) due 04/01/22		2,415,377	2,448,033
Arctic Glacier Group Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 03/20/24		2,406,813	2,430,881
BCPE Eagle Buyer LLC
5.82% (1 Month USD LIBOR + 4.25%) due 03/18/24		2,144,598	2,090,983
NES Global Talent
6.88% (3 Month USD LIBOR + 5.50%) due 10/03/19		1,525,079	1,372,571
Acadia Healthcare Company, Inc.
4.14% (1 Month USD LIBOR + 2.75%) due 02/16/23		1,323,000	1,329,615
Catalent Pharma Solutions, Inc.
3.82% (1 Month USD LIBOR + 2.25%) due 05/20/24		1,023,044	1,026,082
Jacobs Douwe Egberts
3.69% (3 Month USD LIBOR + 2.25%) due 07/04/22		702,749	704,801
Rite Aid Corp.
6.24% (1 Week USD LIBOR + 4.75%) due 08/21/20		500,000	501,460
Targus Group International, Inc.
15.00% (Prime Rate + 10.50%) due 05/24/16†††,1,2,5		152,876	–
Total Consumer, Non-cyclical			560,265,114
Technology - 15.6%
Misys Ltd.
4.98% (3 Month USD LIBOR + 3.50%) due 06/13/24		36,907,500	36,997,185
Press Ganey Holdings Inc
4.57% (1 Month USD LIBOR + 3.00%) due 10/23/23		32,682,259	32,866,260
LANDesk Group, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 01/20/24		34,282,251	32,535,913
Optiv, Inc.
4.63% (3 Month USD LIBOR + 3.25%) due 02/01/24		31,109,921	29,048,889
Verisure Cayman 2
3.00% (3 Month EURIBOR + 3.00%) due 10/21/22	EUR	24,250,000	28,881,503
Solera LLC
4.82% (1 Month USD LIBOR + 3.25%) due 03/03/23		26,247,475	26,402,073
First Data Corp.
3.80% (1 Month USD LIBOR + 2.25%) due 04/26/24		14,205,407	14,207,964
3.80% (1 Month USD LIBOR + 2.25%) due 07/08/22		8,199,430	8,203,940
Internet Brands, Inc.
5.34% (3 Month USD LIBOR + 3.75%) due 09/13/24		21,322,309	21,370,284
Kronos, Inc.
4.90% (3 Month USD LIBOR + 3.50%) due 11/01/23		20,513,715	20,640,695
Project Alpha (Qlik)
5.04% (6 Month USD LIBOR + 3.50%) due 04/26/24		20,797,413	20,320,736
Seattle Spnco
4.32% (1 Month USD LIBOR + 2.75%) due 06/21/24		19,489,112	19,489,112
TIBCO Software, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 12/04/20		19,203,878	19,239,981
Epicor Software
5.32% (1 Month USD LIBOR + 3.75%) due 06/01/22		18,120,359	18,152,795
Go Daddy Operating Company LLC
3.82% (1 Month USD LIBOR + 2.25%) due 02/15/24		17,567,650	17,603,663
Peak 10 Holding Corp.
5.19% (3 Month USD LIBOR + 3.50%) due 08/01/24		17,356,500	17,329,424
Evergood 4 ApS (Nets)
3.25% (3 Month EURIBOR + 3.25%) due 11/25/24	EUR	13,550,000	16,269,429
Planview, Inc.
6.82% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		15,880,000	15,721,200
Cypress Intermediate Holdings III, Inc.
4.57% (1 Month USD LIBOR + 3.00%) due 04/29/24		13,266,750	13,280,017
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 4.00%) due 02/09/23		12,058,117	12,126,004

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Technology - 15.6% (continued)
Cologix Holdings, Inc.
4.46% (3 Month USD LIBOR + 3.00%) due 03/20/24		9,626,258	$9,622,214
8.55% (1 Month USD LIBOR + 7.00%) due 03/20/25		1,900,000	1,909,500
Advanced Computer Software
6.94% (3 Month USD LIBOR + 5.50%) due 03/18/22		6,284,912	6,214,207
10.94% (3 Month USD LIBOR + 9.50%) due 01/31/23		4,490,000	4,214,988
Informatica Corp.
5.19% (3 Month USD LIBOR + 3.50%) due 08/05/22		10,217,485	10,244,868
Infor (US), Inc.
4.44% (3 Month USD LIBOR + 2.75%) due 02/01/22		10,010,750	10,042,084
Eiger Acquisition B.V.
3.75% (3 Month EURIBOR + 3.75%) due 12/12/24	EUR	7,400,000	8,858,781
Ipreo Holdings
4.69% (3 Month USD LIBOR + 3.00%) due 08/06/21		8,706,878	8,706,878
Jaggaer
5.00% (3 Month USD LIBOR + 4.00%) due 12/28/24		8,200,000	8,159,000
GlobalLogic Holdings, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 06/20/22		7,576,291	7,633,113
Camelia Bidco Banc Civica
5.31% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	5,600,000	7,550,863
Microsemi Corp.
3.38% (2 Month USD LIBOR + 2.00%) due 01/15/23		6,639,244	6,658,365
Aspect Software, Inc.
12.07% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		6,716,307	6,615,563
Palermo Finance Corp.
5.85% (3 Month USD LIBOR + 4.50%) due 04/17/23†††,1		6,417,750	6,361,405
MA Financeco LLC
4.07% (1 Month USD LIBOR + 2.50%) due 11/19/21		6,275,000	6,273,682
Switch Ltd.
3.99% (3 Month USD LIBOR + 2.75%) due 06/27/24		5,985,000	5,988,771
Cvent, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 11/29/24		5,900,000	5,900,000
Micron Technology, Inc.
3.39% (1 Month USD LIBOR + 2.00%) due 04/26/22		5,731,034	5,779,347
Miami Escrow Borrower LLC
4.32% (1 Month USD LIBOR + 2.75%) due 06/21/24		2,885,888	2,885,888
Sabre GLBL, Inc.
3.82% (1 Month USD LIBOR + 2.25%) due 02/22/24		2,369,160	2,378,708
Total Technology			552,685,292
Consumer, Cyclical - 13.3%
Gates Global LLC
3.25% (3 Month EURIBOR + 3.25%) due 04/01/24	EUR	20,173,625	24,233,764
4.69% (3 Month USD LIBOR + 3.00%) due 04/01/24		17,258,654	17,342,531
Equinox Holdings, Inc.
4.57% (1 Month USD LIBOR + 3.00%) due 03/08/24		33,830,000	34,105,038
Leslie's Poolmart, Inc.
5.37% (2 Month USD LIBOR + 3.75%) due 08/16/23		31,046,305	30,935,470
AlixPartners, LLP
4.44% (3 Month USD LIBOR + 2.75%) due 04/04/24		27,988,500	28,118,367
USIC Holding, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 12/08/23		26,867,871	27,002,211
PC Intermediate Holdings, Inc.
4.46% (3 Month USD LIBOR + 3.00%) due 08/19/22		23,709,459	23,779,402
Fitness International LLC
5.19% (3 Month USD LIBOR + 3.50%) due 07/01/20		19,114,667	19,348,822
Greektown Holdings LLC
4.32% (1 Month USD LIBOR + 2.75%) due 04/25/24		17,860,250	17,823,101
PetSmart Inc
4.57% (1 Month USD LIBOR + 3.00%) due 03/11/22		22,184,764	17,685,472
Navistar Inc.
4.90% (1 Month USD LIBOR + 3.50%) due 11/06/24		17,500,000	17,549,175
Life Time Fitness, Inc.
4.23% (3 Month USD LIBOR + 2.75%) due 06/10/22		15,810,375	15,853,221
Acosta, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 09/26/21		17,788,369	15,564,823
BBB Industries, LLC
6.07% (1 Month USD LIBOR + 4.50%) due 11/03/21		14,788,910	14,946,116
Sears Roebuck Acceptance Corp.
6.07% (3 Month USD LIBOR + 4.50%) due 01/20/19		13,599,408	13,667,405
Petco Animal Supplies, Inc.
4.38% (3 Month USD LIBOR + 3.00%) due 01/26/23		18,026,394	13,559,273
Eldorado Resorts, Inc.
3.77% (1 Month USD LIBOR + 2.25%) due 04/17/24		13,394,500	13,394,500
At Home Holding III Corp.
4.88% (3 Month USD LIBOR + 3.50%) due 06/03/22		12,187,500	12,172,266

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Consumer, Cyclical - 13.3% (continued)
National Vision, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 11/20/24		10,812,432	$10,816,973
Burlington Stores, Inc.
4.00% (1 Month USD LIBOR + 2.50%) due 11/17/24		10,100,000	10,106,363
Deuce Acquisition
6.50% (1 Month USD LIBOR + 5.50%) due 12/08/22	GBP	7,100,000	9,592,587
Advantage Sales & Marketing LLC
4.63% (3 Month USD LIBOR + 3.25%) due 07/23/21		9,469,301	9,217,797
Cyan Blue Holdco 3 Ltd.
5.19% (3 Month USD LIBOR + 3.50%) due 08/23/24		9,054,500	9,099,772
Trader Corp.
4.69% (3 Month USD LIBOR + 3.00%) due 09/28/23		9,052,876	9,037,758
Packers Sanitation Services, Inc.
7.75% (2 Month USD LIBOR + 3.25%) due 12/04/24		8,715,656	8,737,445
PTL Acqusition, Inc.
3.82% (1 Month USD LIBOR + 2.25%) due 08/01/23		8,196,250	8,233,789
Prime Security Services Borrower LLC
4.32% (1 Month USD LIBOR + 2.75%) due 05/02/22		6,600,208	6,644,231
Neiman Marcus Group, Inc.
4.64% (1 Month USD LIBOR + 3.25%) due 10/25/20		7,706,918	6,274,433
Belk, Inc.
6.10% (3 Month USD LIBOR + 4.75%) due 12/12/22		6,409,341	5,239,637
Men's Wearhouse, Inc.
4.89% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/18/21		4,299,700	4,297,034
Generac Holdings, Inc.
3.34% (3 Month USD LIBOR + 2.00%) due 05/31/23		4,050,000	4,057,087
Belmond Interfin Ltd.
4.32% (1 Month USD LIBOR + 2.75%) due 07/03/24		3,980,000	3,981,672
International Car Wash Group Ltd.
4.88% (3 Month USD LIBOR + 3.50%) due 10/03/24		2,250,000	2,255,625
Penn Engineering & Manufacturing Corp.
4.32% (1 Month USD LIBOR + 2.75%) due 06/27/24		1,995,000	1,999,987
Truck Hero, Inc.
5.64% (3 Month USD LIBOR + 4.00%) due 04/22/24		1,792,255	1,791,699
Total Consumer, Cyclical			468,464,846
Communications - 9.4%
Univision Communications, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 03/15/24		33,914,584	33,782,657
Altice US Finance I Corp.
3.82% (1 Month USD LIBOR + 2.25%) due 07/28/25		33,608,613	33,447,627
Radiate HoldCo LLC
4.57% (1 Month USD LIBOR + 3.00%) due 02/01/24		29,928,740	29,677,638
SFR Group S.A.
4.35% (3 Month USD LIBOR + 3.00%) due 01/31/26		29,626,125	28,487,297
WMG Acquisition Corp.
3.64% (1 Month USD LIBOR + 2.25%) due 11/01/23		24,154,713	24,158,578
Sprint Communications, Inc.
4.13% (1 Month USD LIBOR + 2.50%) due 02/02/24		23,944,063	23,926,104
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23		24,791,080	23,613,504
CSC Holdings, LLC
3.74% (1 Month USD LIBOR + 2.25%) due 07/17/25		21,653,687	21,552,131
Mcgraw-Hill Global Education Holdings LLC
5.57% (1 Month USD LIBOR + 4.00%) due 05/04/22		19,242,740	19,178,662
Telenet Financing USD LLC
3.92% (1 Month USD LIBOR + 2.50%) due 03/31/26		16,800,000	16,843,680
Virgin Media Bristol LLC
3.98% (1 Month USD LIBOR + 2.50%) due 01/15/26		16,500,000	16,489,770
Market Track LLC
5.94% (3 Month USD LIBOR + 4.25%) due 06/05/24		13,815,375	13,746,298
Ziggo Secured Finance BV
3.98% (1 Month USD LIBOR + 2.50%) due 04/15/25		13,550,000	13,431,437
Charter Communications Operating, LLC
6.50% (1 Month USD LIBOR + 2.00%) due 04/30/25		10,550,000	10,553,798
Houghton Mifflin Co.
4.57% (1 Month USD LIBOR + 3.00%) due 05/28/21		10,629,962	9,839,412
AMC Entertainment Holdings, Inc.
3.73% (1 Month USD LIBOR + 2.25%) due 12/15/23		3,176,000	3,173,364

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Communications - 9.4% (continued)
Proquest LLC
5.32% (1 Month USD LIBOR + 3.75%) due 10/24/21		2,678,946	$2,710,772
Match Group, Inc.
3.85% (2 Month USD LIBOR + 2.50%) due 11/16/22		2,471,875	2,487,324
Anaren, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 02/18/21		1,471,481	1,471,481
9.94% (3 Month USD LIBOR + 8.25%) due 08/18/21		275,000	275,000
Level 3 Financing, Inc.
3.70% (3 Month USD LIBOR + 2.25%) due 02/22/24		1,000,000	1,000,000
SFR Group SA
4.13% (3 Month USD LIBOR + 2.75%) due 07/31/25		498,930	475,730
GTT Communications, Inc.
4.88% (1 Month USD LIBOR + 3.25%) due 01/09/24		248,744	249,987
Total Communications			330,572,251
Financial - 7.5%
LPL Holdings, Inc.
3.81% (3 Month USD LIBOR + 2.25%) and (6 Month USD LIBOR + 2.25%) due 09/23/24		34,926,912	35,043,218
National Financial Partners Corp.
5.07% (1 Month USD LIBOR + 3.50%) due 01/08/24		32,491,899	32,629,990
Amwins Group LLC
4.28% (1 Month USD LIBOR + 2.75%) due 01/25/24		25,566,750	25,637,826
Avolon Luxembourg SARL
3.75% (1 Month USD LIBOR + 2.25%) due 03/21/22		24,079,000	23,885,646
Americold Realty Operating Partnership, LP
5.32% (1 Month USD LIBOR + 3.75%) due 12/01/22		20,785,981	20,980,954
HUB International Ltd.
4.41% (3 Month USD LIBOR + 3.00%) due 10/02/20		19,767,209	19,848,452
Alliant Holdings I L.P.
4.80% (1 Month USD LIBOR + 3.25%) due 08/12/22		16,185,291	16,246,795
TransUnion LLC
3.57% (1 Month USD LIBOR + 2.00%) due 04/10/23		16,054,801	16,109,067
Vantiv LLC
3.48% (1 Month USD LIBOR + 2.00%) due 08/09/24		9,096,963	9,138,627
2.00% (3 Month USD LIBOR + 0.52%) due 03/31/25		2,553,037	2,563,683
Delos International
3.69% (3 Month USD LIBOR + 2.00%) due 10/06/23		11,250,000	11,330,325
York Risk Services
5.32% (1 Month USD LIBOR + 3.75%) due 10/01/21		11,289,561	11,032,724
WEX, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 06/30/23		9,948,500	9,985,807
USI, Inc.
4.31% (6 Month USD LIBOR + 3.00%) due 05/16/24		5,500,000	5,498,267
4.69% (3 Month USD LIBOR + 3.00%) due 05/16/24		1,649,865	1,646,433
American Stock Transfer & Trust
6.20% (3 Month USD LIBOR + 4.50%) due 06/26/20		5,605,041	5,614,401
Jefferies Finance LLC
4.44% (3 Month USD LIBOR + 3.00%) due 08/02/24		5,500,000	5,506,875
Capital Automotive L.P.
4.07% (1 Month USD LIBOR + 2.50%) due 03/25/24		3,842,020	3,850,665
Focus Financial Partners LLC
4.94% (3 Month USD LIBOR + 3.25%) due 07/03/24		2,743,125	2,767,127
Geo Group, Inc.
3.95% (3 Month USD LIBOR + 2.25%) due 03/22/24		2,530,875	2,531,938
Fly Leasing Ltd.
3.40% (3 Month USD LIBOR + 2.00%) due 02/09/23		1,577,976	1,577,976
Total Financial			263,426,796
Utilities - 2.1%
Dynegy, Inc.
4.25% (3 Month USD LIBOR + 2.75%) due 02/07/24		28,497,759	28,616,595
Techem GmbH
3.00% (3 Month EURIBOR + 3.00%) due 10/02/24	EUR	16,500,000	19,765,753
Helix Gen Funding LLC
5.44% (3 Month USD LIBOR + 3.75%) due 06/03/24		9,904,352	9,927,033
Viva Alamo LLC
5.82% (1 Month USD LIBOR + 4.25%) due 02/22/21		6,594,888	6,504,209
Stonewall
7.19% (3 Month USD LIBOR + 5.50%) due 11/13/21		5,935,125	5,757,071
Panda Temple II Power
7.69% (3 Month USD LIBOR + 6.00%) due 04/03/19		3,737,431	3,363,688
Total Utilities			73,934,349
Basic Materials - 2.0%
Alpha 3 B.V.
4.69% (3 Month USD LIBOR + 3.00%) due 01/31/24		28,790,699	28,946,745
PQ Corp.
4.63% (3 Month USD LIBOR + 3.25%) due 11/04/22		19,284,218	19,425,378

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 85.3% (continued)
Basic Materials - 2.0% (continued)
Nexeo Solutions LLC
4.72% (3 Month USD LIBOR + 3.25%) due 06/09/23		10,373,080	$10,424,945
Arch Coal, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 03/07/24		6,835,977	6,880,411
Platform Specialty Products
3.25% (1 Month EURIBOR + 2.50%) due 06/07/20	EUR	3,461,930	4,167,524
4.07% (1 Month USD LIBOR + 2.50%) due 06/07/20		1,746,624	1,756,807
Minerals Technologies, Inc.
3.79% (1 Month USD LIBOR + 2.25%) and (3 Month USD LIBOR + 2.25%) due 02/14/24		791,635	797,573
Total Basic Materials			72,399,383
Energy - 1.8%
Ultra Petroleum, Inc.
4.41% (3 Month USD LIBOR + 3.00%) due 04/12/24		19,890,000	19,845,247
Veresen Midstream LP
4.69% (1 Month USD LIBOR + 3.00%) due 03/31/22		15,428,542	15,532,684
Moss Creek Resources LLC
9.50% (1 Month USD LIBOR + 8.00%) due 04/07/22†††,1		13,338,889	13,172,153
Penn Virginia Holding Corp.
8.57% (1 Month USD LIBOR + 7.00%) due 09/29/22†††,1		10,890,000	10,683,394
PSS Companies
6.34% (3 Month USD LIBOR + 4.50%) due 01/28/20		5,536,202	5,231,711
Summit Midstream Partners, LP
7.57% (1 Month USD LIBOR + 6.00%) due 05/13/22		920,000	934,564
Total Energy			65,399,753
Total Senior Floating Rate Interests
(Cost $3,024,636,027)			3,014,736,661

CORPORATE BONDS†† - 4.8%
Communications - 1.3%
Sprint Communications, Inc.
9.00% due 11/15/18[4]	12,700,000	13,368,020
DISH DBS Corp.
7.75% due 07/01/26	10,700,000	11,248,375
Ziggo Secured Finance BV
5.50% due 01/15/27[4]	5,000,000	4,962,500
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[4]	4,000,000	4,245,000
Inmarsat Finance plc
4.88% due 05/15/22[4]	3,500,000	3,491,250
Anixter, Inc.
5.50% due 03/01/23	3,000,000	3,229,650
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[4]	2,000,000	2,040,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,890,000	1,937,250
MDC Partners, Inc.
6.50% due 05/01/24[4]	1,700,000	1,708,500
Total Communications		46,230,545
Energy - 0.9%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,896,319
5.63% due 04/15/23	4,200,000	4,612,556
CNX Resources Corp.
5.88% due 04/15/22	6,750,000	6,893,438
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	5,200,000	5,635,500
Unit Corp.
6.63% due 05/15/21	4,000,000	4,030,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,117,500
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[4]	1,428,000	1,467,270
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[5]	850,000	1,020
Total Energy		30,653,603
Consumer, Non-cyclical - 0.6%
HCA, Inc.
6.50% due 02/15/20	13,914,000	14,748,840
4.50% due 02/15/27	1,500,000	1,507,500
ServiceMaster Co. LLC
5.13% due 11/15/24[4]	4,000,000	4,050,000
HRG Group, Inc.
7.88% due 07/15/19	490,000	490,980
AMN Healthcare, Inc.
5.13% due 10/01/24[4]	450,000	463,500
Total Consumer, Non-cyclical		21,260,820
Financial - 0.5%
Kennedy-Wilson, Inc.
5.88% due 04/01/24	9,730,000	10,046,225
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,062,500
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	1,700,000	1,748,322

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 4.8% (continued)
Financial - 0.5% (continued)
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[4]	1,050,000	$1,080,188
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	450,000	460,125
FBM Finance, Inc.
8.25% due 08/15/21[4]	200,000	212,500
Total Financial		18,609,860
Industrial - 0.4%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,6]	7,500,000	7,612,500
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.63% due 05/15/23[4]	2,100,000	2,142,630
4.25% due 09/15/22[4]	1,500,000	1,526,250
Novelis Corp.
6.25% due 08/15/24[4]	3,000,000	3,142,500
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[4]	750,000	805,275
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[4]	125,000	136,875
Total Industrial		15,366,030
Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[4]	6,250,000	6,429,688
5.75% due 01/15/24[4]	5,200,000	5,382,000
NCR Corp.
5.88% due 12/15/21	1,450,000	1,486,250
6.38% due 12/15/23	800,000	838,000
Total Technology		14,135,938
Consumer, Cyclical - 0.4%
Nathan's Famous, Inc.
6.63% due 11/01/25[4]	4,275,000	4,435,312
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,320,794
WMG Acquisition Corp.
6.75% due 04/15/22[4]	2,280,000	2,382,600
Lennar Corp.
4.13% due 01/15/22	1,500,000	1,530,000
Total Consumer, Cyclical		12,668,706
Utilities - 0.3%
Terraform Global Operating LLC
9.75% due 08/15/22[4]	4,600,000	5,088,750
AES Corp.
6.00% due 05/15/26	2,000,000	2,160,000
5.50% due 04/15/25	1,150,000	1,207,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	630,000	655,987
Total Utilities		9,112,237
Basic Materials - 0.0%
Eldorado Gold Corp.
6.13% due 12/15/20[4]	265,000	262,350
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,279,819	166,376
Total Basic Materials		428,726
Total Corporate Bonds
(Cost $167,461,746)		168,466,465

ASSET-BACKED SECURITIES†† - 2.6%
Collateralized Loan Obligations - 2.6%
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[4,6]	12,500,000	12,531,419
TICP CLO II Ltd.
2014-2A, 6.11% (3 Month USD LIBOR + 4.75%) due 07/20/26[4,6]	6,560,000	6,402,200
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,7]	6,000,000	5,298,568
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.89% (3 Month USD LIBOR + 2.53%) due 01/15/28[4,6]	5,000,000	5,032,240
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.27% (3 Month USD LIBOR + 2.95%) due 12/15/28[4,6]	5,000,000	5,008,292
PFP Ltd.
2015-2, 4.18% (1 Month USD LIBOR + 2.70%) due 07/14/34[4,6]	5,000,000	5,005,680
Octagon Loan Funding Ltd.
due 11/18/26[7]	5,600,000	4,822,528
OCP CLO Ltd.
2016-2A, 4.30% (3 Month USD LIBOR + 2.85%) due 11/22/25[4,6]	3,800,000	3,845,057
Jamestown CLO V Ltd.
2014-5A, 6.45% (3 Month USD LIBOR + 5.10%) due 01/17/27[4,6]	4,000,000	3,834,463
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[7]	4,300,020	3,541,808
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.19% (3 Month USD LIBOR + 3.65%) due 10/10/26[4,6]	3,500,000	3,500,003

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 2.6% (continued)
Collateralized Loan Obligations - 2.6% (continued)
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[4,6]	3,000,000	$3,009,590
Flagship CLO VIII Ltd.
2017-8A, 3.86% (3 Month USD LIBOR + 2.50%) due 01/16/26[4,6]	3,000,000	3,007,265
ALM XIV Ltd.
2014-14A, 4.83% (3 Month USD LIBOR + 3.45%) due 07/28/26[4,6]	2,650,000	2,650,000
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.42% (3 Month USD LIBOR + 3.00%) due 08/15/23[4,6]	2,600,000	2,611,030
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,7]	3,000,000	2,569,890
Ares XXXIII CLO Ltd.
2016-1A, 4.29% (3 Month USD LIBOR + 2.80%) due 12/05/25[4,6]	2,500,000	2,540,145
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.60% (3 Month USD LIBOR + 4.25%) due 10/15/26[4,6]	2,500,000	2,500,213
KVK CLO Ltd.
2017-1A, 4.02% (3 Month USD LIBOR + 2.60%) due 05/15/26[4,6]	2,000,000	2,022,296
Catamaran CLO Ltd.
2012-1, 4.48% (3 Month USD LIBOR + 2.85%) due 12/20/23[4,6]	2,000,000	2,005,639
ACIS CLO Ltd.
2013-1A, 5.85% (3 Month USD LIBOR + 4.50%) due 04/18/24[4,6]	1,000,000	1,000,018
2015-6A, 4.75% (3 Month USD LIBOR + 3.37%) due 05/01/27[4,6]	1,000,000	999,803
Galaxy XVI CLO Ltd.
2013-16A, 4.77% (3 Month USD LIBOR + 3.35%) due 11/16/25[4,6]	2,000,000	1,985,820
Newstar Commercial Loan Funding LLC
2017-1A, 4.83% (3 Month USD LIBOR + 3.50%) due 03/20/27[4,6]	1,000,000	999,836
2014-1A, 6.11% (3 Month USD LIBOR + 4.75%) due 04/20/25[4,6]	250,000	245,360
Cerberus Loan Funding XVI, LP
2016-2A, 5.16% (3 Month USD LIBOR + 3.80%) due 11/15/27[4,6]	1,000,000	1,021,075
Shackleton VII CLO Ltd.
2016-7A, 4.21% (3 Month USD LIBOR + 2.85%) due 04/15/27[4,6]	1,000,000	1,011,693
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.67% (3 Month USD LIBOR + 3.30%) due 07/25/25[4,6]	600,000	594,890
Cerberus Onshore II CLO LLC
2014-1A, 5.36% (3 Month USD LIBOR + 4.00%) due 10/15/23[4,6]	327,745	327,597
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[4,7]	1,250,000	183,880
Total Collateralized Loan Obligations		90,108,298
Collateralized Debt Obligations - 0.0%
N-Star REL CDO VIII Ltd.
2006-8A, 1.72% (1 Month USD LIBOR + 0.36%) due 02/01/41[4,6]	1,730,490	1,727,834
Transport-Aircraft - 0.0%
Airplanes Pass Through Trust
2001-1A, 1.78% (1 Month USD LIBOR + 0.55%) due 03/15/19[6,8]	1,032,084	185,156
Total Asset-Backed Securities
(Cost $90,964,657)		92,021,288

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.6%
Residential Mortgage Backed Securities - 1.6%
RALI Series Trust
2006-QO2, 1.77% (1 Month USD LIBOR + 0.22%) due 02/25/46[6]	8,343,443	$3,679,127
2007-QO4, 1.51% (1 Month USD LIBOR + 0.19%) due 05/25/47[6]	3,060,727	2,949,891
2006-QO10, 1.71% (1 Month USD LIBOR + 0.16%) due 01/25/37[6]	3,058,167	2,869,988
GSAA Home Equity Trust
2006-14, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[6]	10,482,977	5,467,650
2007-7, 1.82% (1 Month USD LIBOR + 0.27%) due 07/25/37[6]	733,897	698,297
Soundview Home Loan Trust
2005-OPT3, 2.02% (1 Month USD LIBOR + 0.47%) due 11/25/35[6]	6,000,000	5,901,949
American Home Mortgage Investment Trust
2006-1, 1.73% (1 Month USD LIBOR + 0.40%) due 03/25/46[6]	5,674,192	5,488,933
IndyMac INDX Mortgage Loan Trust
2006-AR4, 1.76% (1 Month USD LIBOR + 0.21%) due 05/25/46[6]	5,055,105	4,822,235
Washington Mutual Mortgage Pass-Through Certificates Trust
2007-OA6, 1.81% (1 Year CMT Rate + 0.81%) due 07/25/47[6]	4,805,095	4,400,613
CIM Trust
2017-2, 3.36% (1 Month USD LIBOR + 2.00%) due 12/25/57[4,6]	4,353,738	4,399,016
American Home Mortgage Assets Trust
2006-4, 1.76% (1 Month USD LIBOR + 0.21%) due 10/25/46[6]	4,351,803	3,183,244
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.90% (1 Year CMT Rate + 0.84%) due 11/25/46[6]	3,573,954	3,013,000
Lehman XS Trust Series
2006-16N, 1.74% (1 Month USD LIBOR + 0.19%) due 11/25/46[6]	2,685,631	2,531,867
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/37[4,6]	2,584,245	2,464,486
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.52% (1 Month USD LIBOR + 0.19%) due 07/25/37[6]	2,423,186	2,127,198
Nomura Resecuritization Trust
2015-4R, 2.39% (1 Month USD LIBOR + 0.43%) due 03/26/36[4,6]	2,105,111	2,023,431
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[4]	861,797	727,927
Alliance Bancorp Trust
2007-OA1, 1.79% (1 Month USD LIBOR + 0.24%) due 07/25/37[6]	709,005	577,869
New Century Home Equity Loan Trust
2004-4, 2.35% (1 Month USD LIBOR + 0.80%) due 02/25/35[6]	315,384	303,858
Total Residential Mortgage Backed Securities		57,630,579
Total Collateralized Mortgage Obligations
(Cost $53,645,489)		57,630,579

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
Men's Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,653,000
Total Senior Fixed Rate Interests
(Cost $4,700,000)		4,653,000

COMMERCIAL PAPER†† - 4.3%

Marriott International, Inc.
1.68% due 01/12/18[9]	24,500,000	24,486,899
1.57% due 01/29/18[9]	14,950,000	14,931,744
Total Marriott International, Inc.		39,418,643
Molex Electronic Technologies
1.83% due 01/22/18[9]	25,000,000	24,972,438
1.89% due 01/22/18[9]	10,000,000	9,988,975
Total Molex Electronic Technologies		34,961,413
Diageo Capital plc
1.80% due 01/18/18[9]	28,500,000	28,475,775
CBS Corp.
1.90% due 01/22/18[9]	16,425,000	16,406,796
McCormick & Company, Inc.
1.63% due 01/03/18[9]	12,000,000	11,998,733
Ryder System, Inc.
1.80% due 01/08/18[9]	12,000,000	11,995,800
Hewlett-Packard Co.
1.69% due 01/16/18[9]	8,000,000	7,994,367
Total Commercial Paper
(Cost $151,251,527)		151,251,527
Total Investments - 101.5%
(Cost $3,592,891,621)		$3,588,884,194
Other Assets & Liabilities, net - (1.5)%		(53,688,195)
Total Net Assets - 100.0%		$3,535,195,999

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Barclays	600,000	EUR	01/10/18	$717,739	$720,220	$(2,481)
Goldman Sachs	1,350,000	EUR	01/10/18	1,602,666	1,620,494	(17,828)
Barclays	15,403,000	GBP	01/10/18	20,642,253	20,800,691	(158,438)
J.P. Morgan	115,308,000	EUR	01/10/18	136,407,634	138,411,793	(2,004,159)
						$(2,182,906)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation
J.P. Morgan	1,400,000	EUR	01/10/18	$(1,648,818)	$1,680,512	$31,694

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $47,317,553, (cost $47,224,462) or 1.3% of total net assets.
[2]	Affiliated issuer.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $170,638,226 (cost $166,001,030), or 4.8% of total net assets.
[5]	Security is in default of interest and/or principal obligations.
[6]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $185,156 (cost $832,564), or 0.0% of total net assets — See Note 7.
[9]	Rate indicated is the effective yield at the time of purchase.

plc — Public Limited Company

REIT — Real Estate Investment Trust

LIBOR — London Interbank Offered Rate

WAC — Weighted Average Coupon

EURIBOR — European Interbank Offered Rate

CMT — Constant Maturity Treasury

EUR — Euro

GBP — British Pound

See Sector Classification in Other Information section.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):
Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$92,021,288	$—	$—	$92,021,288
Collateralized Mortgage Obligations	—	57,630,579	—	—	57,630,579
Commercial Paper	—	151,251,527	—	—	151,251,527
Common Stocks	15,367	—	—	24,649	40,016
Corporate Bonds	—	168,466,465	—	—	168,466,465
Forward Foreign Currency Exchange Contracts	—	—	31,694	—	31,694
Money Market Fund	73,769,953	—	—	—	73,769,953
Mutual Funds	26,314,705	—	—	—	26,314,705
Senior Fixed Rate Interests	—	4,653,000	—	—	4,653,000
Senior Floating Rate Interests	—	2,967,443,757	—	47,292,904	3,014,736,661
Total Assets	$100,100,025	$3,441,466,616	$31,694	$47,317,553	$3,588,915,888

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$2,182,906	$—	$2,182,906
Unfunded Loan Commitments	—	—	—	791,619	791,619
Total Liabilities	$—	$—	$2,182,906	$791,619	$2,974,525

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Assets:
Common Stocks	$24,649	Enterprise Value	Valuation Multiple	7.7x
Senior Floating Rate Interests	45,938,152	Yield Analysis	Yield	6.0%-9.9%
Senior Floating Rate Interests	1,354,752	Model Price	Purchase Price	─
Total	$47,317,553

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Values
Liabilites:
Unfunded Loan Commitments	$791,619	Model Price	Purchase Price	─

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, was a security with a total market value of $2,563,683 transfer out of Level 3 to Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2017:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total	Unfunded Loan Commitments
FLOATING RATE STRATEGIES
Beginning Balance	$45,746,703	$19,586	$45,766,289	$(1,036,307)
Purchases/(Receipts)	11,991,531	-	11,991,531	3,479,238
(Sales, maturities and paydowns)/Fundings	(10,529,508)	(1,005)	(10,530,513)	(689,586)
Total realized gains or (losses) included in earnings	(1,827,646)	446	(1,827,200)	68,361
Total change in unrealized gains or (losses) included in earnings	1,911,824	5,622	1,917,446	(49,642)
Transfers out of Level 3	-	-	-	(2,563,683)
Ending Balance	$47,292,904	$24,649	$47,317,553	$(791,619)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$103,587	$5,621	$109,208	$(66,670)

Floating Rate Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.
Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares/ Face Amount 12/31/17	Investment Income	Capital Gain Distributions
Aspect Software, Inc., 12.04% (1 Month USD LIBOR + 10.50%) due 05/02/20	$6,650,071	$–	$(43,612)	$–	$9,104	$6,615,563	6,716,307	$195,650	$	─
Guggenheim Strategy Fund I	18,806,574	138,280	–	─	(37,594)	18,907,260	754,480	130,538		7,150
Guggenheim Strategy Fund II	7,362,879	59,313	–	─	(14,747)	7,407,445	296,179	56,639		3,940
Targus Group International, Inc	19,586	–	(1,005)	446	5,622	24,649	12,773	–		–
Targus Group International, Inc., 15.00% (Prime Rate + 10.50%) due 05/24/16	─	–	–	–	–	─	152,876	–		–
	$32,839,110	$197,593	$(44,617)	$446	$(37,615)	$32,954,917		$382,827		$11,090

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 0.5%
Energy - 0.3%
SandRidge Energy, Inc.*	51,923	$1,094,019
Approach Resources, Inc.*	51,060	151,137
Titan Energy LLC*	17,186	26,123
Total Energy		1,271,279
Consumer, Cyclical - 0.1%
Metro-Goldwyn-Mayer, Inc.*,††	7,040	723,360
Technology - 0.1%
Aspect Software Parent, Inc.*,†††,1,2	64,681	417,193
Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1,2	12,825	24,749
Crimson Wine Group Ltd.*	8	85
Total Consumer, Non-cyclical		24,834
Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	15,276
Diversified - 0.0%
Leucadia National Corp.	81	2,146
Total Common Stocks
(Cost $4,002,660)		2,454,088

PREFERRED STOCKS†† - 0.4%
Financial - 0.2%
Morgan Stanley 6.38%[3,4]	46,000	1,281,100
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	34,280	875,854
U.S. Shipping Corp.*	14,718	15,454
Total Industrial		891,308
Communications - 0.0%
Medianews Group, Inc.*	11,074	193,795
Total Preferred Stocks
(Cost $2,545,632)		2,366,203

WARRANTS† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18††	9,075	76,684
SandRidge Energy, Inc.
$41.34, 10/04/22	488	878
SandRidge Energy, Inc.
$42.03, 10/04/22	205	308
Total Warrants
(Cost $108,149)		77,870

EXCHANGE-TRADED FUNDS† - 1.8%
SPDR Bloomberg Barclays High Yield Bond ETF	159,765	5,866,571
iShares iBoxx $ High Yield Corporate Bond ETF	30,750	2,683,245
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	44,814	1,235,074
Total Exchange-Traded Funds
(Cost $9,858,904)		9,784,890

MONEY MARKET FUND† - 1.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[5]	6,266,674	6,266,674
Total Money Market Fund
(Cost $6,266,674)		6,266,674

	Face Amount~
CORPORATE BONDS†† - 80.4%
Communications - 19.3%
SFR Group S.A.
7.38% due 05/01/26[6]		7,200,000	7,389,000
6.00% due 05/15/22[6]		1,600,000	1,620,000
6.25% due 05/15/24[6]		1,050,000	1,052,625
DISH DBS Corp.
5.88% due 11/15/24[7]		6,150,000	5,988,562
7.75% due 07/01/26		3,610,000	3,795,012
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28		5,250,000	5,105,625
5.13% due 05/01/27[7]		4,550,000	4,481,750
MDC Partners, Inc.
6.50% due 05/01/24[6,7]		9,005,000	9,050,025
EIG Investors Corp.
10.88% due 02/01/24		6,350,000	7,048,500
Cengage Learning, Inc.
9.50% due 06/15/24[6,7]		6,475,000	5,859,875
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]		5,769,000	5,696,888
CSC Holdings LLC
5.25% due 06/01/24		2,050,000	2,019,250
6.75% due 11/15/21		1,750,000	1,876,875
6.63% due 10/15/25[6]		1,100,000	1,190,728
5.50% due 04/15/27[6]		550,000	561,000
Telenet Finance Lux Note
3.50% due 03/01/28	EUR	2,500,000	2,994,811
5.50% due 03/01/28		2,400,000	2,400,000
Inmarsat Finance plc
4.88% due 05/15/22[6]		3,275,000	3,266,812
UPCB Finance VII LTD
3.62% due 06/15/29	EUR	2,600,000	3,121,092
Virgin Media Finance PLC
5.00% due 04/15/27	GBP	2,000,000	2,754,114
Sirius XM Radio, Inc.
5.00% due 08/01/27[6]		2,350,000	2,355,875
5.38% due 04/15/25[6]		575,000	598,719
Level 3 Financing, Inc.
5.38% due 01/15/24		1,450,000	1,448,188
5.38% due 08/15/22		900,000	911,520
5.25% due 03/15/26		550,000	539,853
Sprint Communications, Inc.
7.00% due 03/01/20[6]		1,375,000	1,471,250
9.00% due 11/15/18[6]		1,000,000	1,052,600
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	1,600,000	2,203,291
5.25% due 01/15/26[6]		250,000	252,500
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[6]		1,950,000	2,069,438
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6,7]		1,975,000	2,014,500

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 80.4% (continued)
Communications - 19.3% (continued)
Altice Financing S.A.
6.63% due 02/15/23[6]	1,700,000	$1,780,070
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20% due 03/15/28[7]	1,300,000	1,290,340
Anixter, Inc.
5.50% due 03/01/23	1,150,000	1,238,032
Videotron Ltd.
5.13% due 04/15/27[6]	1,100,000	1,149,500
Ziggo Secured Finance BV
5.50% due 01/15/27[6]	1,125,000	1,116,563
T-Mobile USA, Inc.
6.63% due 04/01/23	1,050,000	1,094,625
Nokia Oyj
4.38% due 06/12/27	900,000	889,650
Virgin Media Finance plc
6.38% due 04/15/23[6]	850,000	876,563
TIBCO Software, Inc.
11.38% due 12/01/21[6]	800,000	871,504
AMC Networks, Inc.
4.75% due 08/01/25	650,000	644,312
Match Group, Inc.
6.38% due 06/01/24	500,000	541,875
Total Communications		103,683,312
Financial - 12.2%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/22[6]	3,865,000	3,913,312
7.38% due 04/01/20[6]	3,600,000	3,703,500
7.25% due 08/15/24[6]	2,500,000	2,565,625
7.50% due 04/15/21[6]	1,800,000	1,863,000
FBM Finance, Inc.
8.25% due 08/15/21[6]	6,202,000	6,589,625
GEO Group, Inc.
5.88% due 10/15/24	2,000,000	2,055,000
5.88% due 01/15/22	1,750,000	1,802,500
6.00% due 04/15/26	900,000	924,750
Kennedy-Wilson, Inc.
5.88% due 04/01/24	4,190,000	4,326,175
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	4,225,000	4,277,812
Citigroup, Inc.
6.25% [3,4]	1,900,000	2,095,700
5.95% [3,4]	850,000	905,250
6.30% [3,4]	700,000	749,875
NewStar Financial, Inc.
7.25% due 05/01/20	3,050,000	3,160,563
Quicken Loans, Inc.
5.25% due 01/15/28[6]	2,950,000	2,912,240
Greystar Real Estate Partners LLC
5.75% due 12/01/25[6]	2,550,000	2,626,500
CoreCivic, Inc.
4.75% due 10/15/27	2,250,000	2,221,875
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,050,000	2,124,202
JPMorgan Chase & Co.
6.13% [3,4,7]	1,250,000	1,368,750
6.00% [3,4,7]	500,000	537,525
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	1,700,000	1,772,250
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[6]	1,700,000	1,751,000
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]	1,520,000	1,554,200
NFP Corp.
6.88% due 07/15/25[6]	1,400,000	1,410,500
Oxford Finance LLC / Oxford Finance Company-Issuer II, Inc.
6.38% due 12/15/22[6]	1,350,000	1,393,875
Goldman Sachs Group, Inc.
5.30% [3,4]	1,100,000	1,168,750
Capital One Financial Corp.
3.75% due 07/28/26	900,000	896,218
USIS Merger Sub, Inc.
6.88% due 05/01/25[6]	800,000	808,000
Bank of America Corp.
6.10% [3,4]	700,000	768,250
SBA Communications Corp.
4.00% due 10/01/22	700,000	700,875
Wilton Re Finance LLC
5.88% due 03/30/33[4,6]	650,000	688,188
iStar, Inc.
5.25% due 09/15/22	575,000	578,594
Hospitality Properties Trust
4.95% due 02/15/27[7]	500,000	527,311
EPR Properties
5.75% due 08/15/22[7]	450,000	490,715
Majid AL Futtaim Holding
7.12% [3]	300,000	306,794
Wells Fargo & Co.
5.90% [3,4,7]	250,000	267,425
Total Financial		65,806,724
Consumer, Non-cyclical - 11.2%
Vector Group Ltd.
6.13% due 02/01/25[6,7]	10,435,000	10,800,225
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[6,7]	6,400,000	6,848,000
5.50% due 11/01/25[6]	1,200,000	1,221,000
6.50% due 03/15/22[6]	1,000,000	1,050,000
Post Holdings, Inc.
5.63% due 01/15/28[6]	3,550,000	3,568,815
5.50% due 03/01/25[6]	1,800,000	1,863,000
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	5,125,000	5,362,031
WEX, Inc.
4.75% due 02/01/23[6]	3,380,000	3,451,825

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.4% (continued)
Consumer, Non-cyclical - 11.2% (continued)
FAGE International S.A./ FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[6]		3,415,000	$3,295,475
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]		3,127,000	3,150,453
HCA, Inc.
5.50% due 06/15/47		1,500,000	1,496,250
5.88% due 02/15/26[7]		750,000	793,125
4.50% due 02/15/27		300,000	301,500
Avantor, Inc.
4.75% due 10/01/24	EUR	1,150,000	1,375,633
6.00% due 10/01/24[6]		900,000	896,625
HRG Group, Inc.
7.88% due 07/15/19		2,035,000	2,039,070
Halyard Health, Inc.
6.25% due 10/15/22		1,800,000	1,863,000
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]		1,470,000	1,473,675
Beverages & More, Inc.
11.50% due 06/15/22[6]		1,550,000	1,426,000
Tenet Healthcare Corp.
4.63% due 07/15/24		1,350,000	1,316,250
AMN Healthcare, Inc.
5.13% due 10/01/24[6]		1,175,000	1,210,250
Albertsons Companies LLC / Safeway Incorporated / New Albertson's Inc / Albertson's LLC
6.63% due 06/15/24		1,175,000	1,113,313
Hologic, Inc.
4.38% due 10/15/25[6]		1,050,000	1,065,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
5.88% due 10/15/24[6]		840,000	850,500
Central Garden & Pet Co.
5.13% due 02/01/28		700,000	700,000
Acadia Healthcare Company, Inc.
6.50% due 03/01/24		600,000	624,000
Teleflex, Inc.
4.63% due 11/15/27		500,000	504,275
DaVita, Inc.
5.00% due 05/01/25		450,000	449,865
Total Consumer, Non-cyclical			60,109,905
Energy - 10.5%
Unit Corp.
6.63% due 05/15/21		7,750,000	7,808,125
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[6]		7,000,000	7,192,500
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25[6]		4,017,000	4,318,275
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		3,590,000	3,935,537
Covey Park Energy LLC / Covey Park Finance Corp.
7.50% due 05/15/25[6]		3,699,000	3,855,098
PDC Energy, Inc.
5.75% due 05/15/26[6]		2,900,000	2,972,500
Comstock Resources, Inc.
10.00% due 03/15/20		2,475,000	2,552,344
CNX Resources Corp.
8.00% due 04/01/23		1,300,000	1,393,600
5.88% due 04/15/22		1,050,000	1,072,312
Antero Resources Corp.
5.63% due 06/01/23		1,000,000	1,040,000
5.13% due 12/01/22		975,000	994,500
5.00% due 03/01/25		350,000	357,000
QEP Resources, Inc.
5.38% due 10/01/22		1,625,000	1,661,563
5.63% due 03/01/26		360,000	364,950
5.25% due 05/01/23		315,000	318,736
Gibson Energy, Inc.
5.25% due 07/15/24[6]	CAD	2,250,000	1,800,891
NGPL PipeCo LLC
4.88% due 08/15/27[6]		1,525,000	1,582,188
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25		1,000,000	1,083,750
5.13% due 06/30/27		425,000	439,620
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20		965,000	743,050
6.63% due 12/01/21		1,090,000	735,750
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]		1,375,000	1,443,750
SRC Energy, Inc.
6.25% due 12/01/25[6]		1,225,000	1,252,563
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[6]		1,350,000	985,500
6.38% due 06/15/23		375,000	202,500
Callon Petroleum Co.
6.13% due 10/01/24		1,050,000	1,081,500
Murphy Oil USA, Inc.
5.63% due 05/01/27		1,000,000	1,050,200
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25		1,000,000	1,008,390
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25		700,000	722,750
6.25% due 04/01/23		250,000	259,800
NuStar Logistics, LP
5.63% due 04/28/27		550,000	559,625
6.75% due 02/01/21		250,000	266,250

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.4% (continued)
Energy - 10.5% (continued)
Murphy Oil Corp.
5.75% due 08/15/25		625,000	$639,062
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]		625,000	593,750
Whiting Petroleum Corp.
5.75% due 03/15/21[7]		250,000	256,563
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,8,9]		217,167	23,888
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]		1,750,000	2,100
SandRidge Energy, Inc.
7.50% due 03/15/21†††		250,000	25
Total Energy			56,570,505
Consumer, Cyclical - 9.0%
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[7]		4,493,000	4,156,025
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]		4,043,000	4,103,645
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		3,050,000	3,210,125
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		1,800,000	1,759,500
5.75% due 03/01/25		1,350,000	1,333,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]		3,000,000	3,090,000
Delphi Technologies plc
5.00% due 10/01/25[6]		3,050,000	3,088,125
Nathan's Famous, Inc.
6.63% due 11/01/25[6]		2,800,000	2,905,000
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23[7]		1,800,000	1,651,500
6.50% due 05/01/21		1,226,000	1,147,842
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27[7]		1,900,000	1,885,750
5.88% due 11/15/26[7]		500,000	492,500
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]		2,200,000	2,326,500
WMG Acquisition Corp.
6.75% due 04/15/22[6]		2,000,000	2,090,000
Tesla, Inc.
5.30% due 08/15/25[6,7]		1,950,000	1,862,250
L Brands, Inc.
6.75% due 07/01/36		1,050,000	1,050,000
7.60% due 07/15/37		700,000	715,750
Titan International, Inc.
6.50% due 11/30/23[6]		1,550,000	1,577,125
Mattel, Inc.
6.75% due 12/31/25[6]		1,425,000	1,444,166
Interval Acquisition Corp.
5.63% due 04/15/23		1,331,000	1,377,585
PetSmart, Inc.
5.88% due 06/01/25[6]		1,600,000	1,228,000
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		1,200,000	1,188,000
Beacon Escrow Corp.
4.88% due 11/01/25[6]		1,025,000	1,028,844
CalAtlantic Group, Inc.
5.00% due 06/15/27		980,000	1,016,750
Wabash National Corp.
5.50% due 10/01/25[6]		825,000	831,188
Allison Transmission, Inc.
4.75% due 10/01/27[6]		600,000	603,750
TVL Finance plc
8.50% due 05/15/23	GBP	360,000	531,589
QVC, Inc.
4.85% due 04/01/24		400,000	420,339
Williams Scotsman International, Inc.
7.88% due 12/15/22[6]		375,000	386,250
Total Consumer, Cyclical			48,501,223
Industrial - 6.8%
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[6]		5,600,000	6,012,720
Novelis Corp.
5.88% due 09/30/26[6]		2,600,000	2,652,000
6.25% due 08/15/24[6]		2,300,000	2,409,250
Standard Industries, Inc.
4.75% due 01/15/28[6]		4,275,000	4,284,875
5.00% due 02/15/27[6]		300,000	306,750
Amsted Industries, Inc.
5.38% due 09/15/24[6]		3,898,000	4,053,920
5.00% due 03/15/22[6]		500,000	511,875
Tutor Perini Corp.
6.88% due 05/01/25[6]		2,800,000	3,010,000
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		1,510,000	1,653,450
BWAY Holding Co.
5.50% due 04/15/24[6]		1,500,000	1,560,000
Jeld-Wen, Inc.
4.88% due 12/15/27[6]		1,500,000	1,515,000
Kratos Defense & Security Solutions, Inc.
6.50% due 11/30/25[6]		1,250,000	1,300,000
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,162,875
Ardagh Packaging Finance plc
6.75% due 05/15/24	EUR	850,000	1,125,764
Cleaver-Brooks, Inc.
7.88% due 03/01/23[6]		950,000	973,750

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
CORPORATE BONDS†† - 80.4% (continued)
Industrial - 6.8% (continued)
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20		775,286	$786,916
Itron, Inc.
5.00% due 01/15/26[6]		750,000	752,812
Infor US, Inc.
5.75% due 05/15/22	EUR	550,000	677,355
Actuant Corp.
5.63% due 06/15/22		600,000	613,500
Wrangler Buyer Corp.
6.00% due 10/01/25[6]		540,000	556,200
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.25% due 05/15/24[6]		375,000	408,281
Total Industrial			36,327,293
Basic Materials - 4.7%
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[6]		4,175,000	4,686,437
6.75% due 09/30/24[6]		2,600,000	2,834,000
Eldorado Gold Corp.
6.13% due 12/15/20[6]		7,460,000	7,385,400
Yamana Gold, Inc.
4.95% due 07/15/24		1,625,000	1,699,969
4.63% due 12/15/27		300,000	301,564
Kaiser Aluminum Corp.
5.88% due 05/15/24		1,750,000	1,859,375
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[6]		1,750,000	1,850,625
Clearwater Paper Corp.
5.38% due 02/01/25[6]		1,100,000	1,105,500
4.50% due 02/01/23		400,000	395,500
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]		1,248,000	1,385,280
Commercial Metals Co.
5.38% due 07/15/27		1,025,000	1,045,500
Valvoline, Inc.
4.38% due 08/15/25		550,000	555,500
Mirabela Nickel Ltd.
9.50% due 06/24/19		278,115	36,155
Total Basic Materials			25,140,805
Utilities - 4.5%
Terraform Global Operating LLC
9.75% due 08/15/22[6]		8,100,000	8,960,625
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		8,315,000	8,657,994
AES Corp.
6.00% due 05/15/26		2,150,000	2,322,000
5.13% due 09/01/27		700,000	735,000
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		2,200,000	2,222,000
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27		1,250,000	1,262,500
Total Utilities			24,160,119
Technology - 2.0%
First Data Corp.
5.75% due 01/15/24[6]		3,000,000	3,105,000
5.00% due 01/15/24[6]		850,000	874,438
NCR Corp.
6.38% due 12/15/23		2,350,000	2,461,625
Open Text Corp.
5.88% due 06/01/26[6]		750,000	808,125
Micron Technology, Inc.
5.25% due 01/15/24[6]		750,000	779,062
Ascend Learning LLC
6.88% due 08/01/25[6]		650,000	671,125
Infor US, Inc.
6.50% due 05/15/22		600,000	621,000
Oracle Corp.
3.85% due 07/15/36[7]		550,000	581,213
CDK Global, Inc.
4.88% due 06/01/27		550,000	556,875
Microsoft Corp.
4.20% due 11/03/35		450,000	510,580
Total Technology			10,969,043
Telecommunication Services - 0.2%
Univision Communications, Inc.
5.13% due 05/15/23[6]		1,000,000	997,500
Total Corporate Bonds
(Cost $428,964,773)			432,266,429

SENIOR FLOATING RATE INTERESTS††,[11] - 21.5%
Industrial - 4.5%
Resource Label Group LLC
6.19% (3 Month USD LIBOR + 8.50%) due 05/26/23	1,883,735	1,855,479
10.19% (3 Month USD LIBOR + 8.50%) due 11/26/23	1,500,000	1,492,500
Diversitech Holdings, Inc.
9.20% (3 Month USD LIBOR + 7.50%) due 06/02/25	2,650,000	2,669,875
Hayward Industries, Inc.
9.82% (1 Month USD LIBOR + 8.25%) due 08/04/25	2,325,000	2,301,750
Arctic Long Carriers
6.07% (1 Month USD LIBOR + 4.50%) due 05/18/23	1,542,250	1,552,861
DAE Aviation
5.32% (1 Month USD LIBOR + 3.75%) due 07/07/22	1,446,301	1,455,948
Advanced Integration Technology LP
6.32% (1 Month USD LIBOR + 4.75%) due 04/03/23	1,290,622	1,297,075

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

		Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[11] - 21.5% (continued)
Industrial - 4.5% (continued)
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24		1,290,250	$1,292,405
ProAmpac PG Borrower LLC
4.95% (3 Month USD LIBOR + 4.00%) due 11/20/23		924,223	930,868
9.94% (3 Month USD LIBOR + 8.50%) due 11/18/24		350,000	355,250
Recess Holdings, Inc.
5.25% (6 Month USD LIBOR + 3.75%) due 09/30/24		1,233,333	1,237,958
Imagine Print Solutions LLC
6.45% (3 Month USD LIBOR + 4.75%) due 06/21/22		1,094,500	1,067,137
Dimora Brands, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 08/24/24		997,500	1,004,981
SRS Distribution, Inc.
10.32% (1 Month USD LIBOR + 8.75%) due 02/24/23		950,000	974,937
American Bath Group LLC
6.94% (3 Month USD LIBOR + 5.25%) due 09/30/23		940,476	947,135
Bioplan USA, Inc.
6.32% (1 Month USD LIBOR + 4.75%) due 09/23/21		784,117	765,165
ILPEA Parent, Inc.
7.07% (1 Month USD LIBOR + 5.50%) due 03/02/23		641,875	643,480
CPM Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 04/11/22		579,698	586,701
Hardware Holdings LLC
8.19% (3 Month USD LIBOR + 6.50%) due 03/30/20		490,500	475,785
Wencor Group
5.13% (1 Month USDLIBOR + 3.50%) due 06/19/19†††,1		467,692	451,584
Kuehg Corp. - Kindercare
5.44% (3 Month USD LIBOR + 3.75%) due 08/12/22		319,194	319,593
Hillman Group, Inc.
6.36% (3 Month USD LIBOR + 2.25%) due 06/28/19†††,1		242,857	234,840
Signode Industrial Group US, Inc.
7.50% (1 Month USD LIBOR + 3.00%) due 05/01/19		126,000	121,803
NANA Development Corp.
8.37% (3 Month USD LIBOR + 6.75%) due 03/15/18		3,361	3,327
VC GB Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 02/28/24		3,002	3,017
Total Industrial			24,041,454
Technology - 4.1%
Camelia Bidco Banc Civica
5.31% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	2,000,000	2,696,737
MRI Software LLC
2.21% (3 Month USD LIBOR + 6.25%) due 06/30/23†††,1		2,221,835	2,199,814
7.95% (3 Month USD LIBOR + 6.25%) due 06/30/23†††,1		118,056	116,886
7.83% (3 Month USD LIBOR + 6.25%) due 06/30/23†††,1		117,760	116,593
Evergood 4 ApS (Nets)
3.25% ( 3 Month EURIBOR+ 3.50%) due 11/25/24	EUR	1,600,000	1,921,113
Lytx, Inc.
8.44% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1		1,890,000	1,845,834
Viewpoint, Inc.
5.94% (3 Month USD LIBOR + 4.25%) due 07/19/24		1,596,000	1,599,990
Bullhorn, Inc.
8.20% (3 Month USD LIBOR + 6.75%) due 11/21/22[1]		1,510,962	1,500,725
Project Alpha (Qlik)
5.04% (6 Month USD LIBOR + 3.50%) due 04/26/24		1,475,925	1,442,097
Advanced Computer Software
10.94% (3 Month USD LIBOR + 9.50%) due 01/31/23		800,000	751,000
6.94% (3 Month USD LIBOR + 5.50%) due 03/18/22		531,800	525,818
Planview, Inc.
6.82% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		1,191,000	1,179,090
Cvent, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 11/29/24		1,100,000	1,100,000
Project Ruby Ultimate Parent Corp.
5.07% (1 Month USD LIBOR + 3.50%) due 02/09/24		894,887	899,737
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 4.00%) due 02/09/23		807,300	811,846
Optiv, Inc.
4.63% (3 Month USD LIBOR + 3.25%) due 02/01/24		825,706	771,003
Aspect Software, Inc.
12.07% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		651,918	642,139
Masergy Holdings, Inc.
5.44% (3 Month USD LIBOR + 3.75%) due 12/15/23		643,500	641,087
OEConnection LLC
5.69% (3 Month USD LIBOR + 4.00%) due 11/22/24		550,000	550,000
GlobalLogic Holdings, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 06/20/22		274,924	276,986

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[11] - 21.5% (continued)
Technology - 4.1% (continued)
Quorum Business Solutions
6.13% (3 Month USD LIBOR + 4.75%) due 08/07/21	205,088	$202,524
Total Technology		21,791,019
Consumer, Non-cyclical - 3.8%
CTI Foods Holding Co. LLC
5.07% (1 Month USD LIBOR + 3.50%) due 06/29/20	2,160,000	1,965,600
8.82% (1 Month USD LIBOR + 7.25%) due 06/28/21	590,000	436,600
Immucor, Inc.
6.57% (1 Month USD LIBOR + 5.00%) due 06/15/21	2,089,500	2,120,843
Alegeus Technologies LLC
6.69% (3 Month USD LIBOR + 5.00%) due 04/28/23†††,1	1,393,000	1,380,639
Endo Luxembourg Finance Co.
5.88% (1 Month USD LIBOR + 4.25%) due 04/29/24	1,293,500	1,299,968
Albertson's LLC
4.32% (1 Month USD LIBOR + 2.75%) due 08/25/21	1,253,283	1,227,215
Sunshine Investments B.V.
3.25% (3 Month USD LIBOR + 1.75%) due 12/14/24	1,175,000	1,170,594
Equian LLC
5.23% (3 Month USD LIBOR + 3.75%) due 05/20/24	1,147,125	1,156,451
American Tire Distributors, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 09/01/21	1,122,587	1,129,603
ADMI Corp.
5.19% (3 Month USD LIBOR + 3.75%) due 04/29/22	989,848	997,895
Smart & Final Stores LLC
5.19% (3 Month USD LIBOR + 3.50%) due 11/15/22	1,000,000	974,580
Reddy Ice Holdings, Inc.
6.88% (Commercial Prime Lending Rate + 4.50%) due 05/01/19	965,298	955,645
IHC Holding Corp.
8.44% (3 Month LIBOR + 6.75%) due 04/30/21†††,1	808,897	802,152
8.35% (3 Month USD LIBOR + 6.75%) due 04/30/21†††,1	153,821	152,538
Avantor, Inc.
5.51% (1 Month USD LIBOR + 4.00%) due 11/21/24	900,000	903,753
Packaging Coordinators Midco, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 06/30/23	480,000	480,600
5.25% (1 Month USD LIBOR + 4.00%) due 07/01/21†††,1	438,462	400,042
Arctic Glacier Group Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 03/20/24	769,188	776,879
JBS USA Lux SA
4.10% (3 Month USD LIBOR + 2.50%) due 10/30/22	645,125	633,351
Give and Go Prepared Foods Corp.
5.70% (3 Month USD LIBOR + 4.25%) due 07/29/23	498,750	500,620
NES Global Talent
6.88% (3 Month USD LIBOR + 5.50%) due 10/03/19	457,524	411,771
RESIC Enterprises, LLC (Lyons Magnus, Inc.)
5.68% (1 Month USD LIBOR + 4.25%) due 11/11/24[1]	375,000	378,049
Surgery Center Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 09/02/24	214,463	211,960
Targus Group International, Inc.
15.00% (Prime Rate + 10.50%) due 05/24/16†††,1,2	153,489	–
Total Consumer, Non-cyclical		20,467,348
Consumer, Cyclical - 2.8%
Men's Wearhouse
4.89% (3 Month USD LIBOR + 3.50%) due 06/18/21	1,552,206	1,551,244
Toys 'R' US, Inc.
8.32% (1 Month USD LIBOR + 6.75%) due 01/18/19	1,500,000	1,499,070
BC Equity Ventures LLC
8.07% (1 Month USD LIBOR + 6.50%) due 08/31/22	1,428,882	1,443,170
Truck Hero, Inc.
5.64% (3 Month USD LIBOR + 4.00%) due 04/22/24	1,442,188	1,441,740
Leslie's Poolmart, Inc.
5.37% (2 Month USD LIBOR + 3.75%) due 08/16/23	1,237,477	1,233,059
LegalZoom.com, Inc.
5.94% (3 Month USD LIBOR + 4.50%) due 11/21/24	1,100,000	1,097,250
BBB Industries, LLC
6.07% (1 Month USD LIBOR + 4.50%) due 11/03/21	996,938	1,007,536
Accuride Corp.
6.94% (3 Month USD LIBOR + 5.25%) due 11/17/23	989,785	1,003,395
Mavis Tire
6.67% (2 Month USD LIBOR + 5.25%) due 11/02/20†††,1	926,250	918,847
Talbots, Inc.
6.07% (1 Month USD LIBOR + 4.50%) due 03/19/20	901,603	870,949

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[11] - 21.5% (continued)
Consumer, Cyclical - 2.8% (continued)
Sears Roebuck Acceptance Corp.
6.07% (3 Month USD LIBOR + 4.50%) due 01/20/19	793,117	$797,082
Blue Nile, Inc.
8.19% (3 Month USD LIBOR + 6.50%) due 02/17/23	755,625	755,625
Belk, Inc.
6.10% (3 Month USD LIBOR + 4.75%) due 12/12/22	774,213	632,919
USIC Holding, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 12/08/23	549,524	552,272
Acosta, Inc.
4.64% (1 Month USD LIBOR + 3.25%) due 09/26/19†††,1	422,222	402,654
3.90% (3 Month LIBOR + 3.25%) due 09/26/19†††,1	111,111	105,962
Total Consumer, Cyclical		15,312,774
Communications - 2.0%
Market Track LLC
5.94% (3 Month USD LIBOR + 4.25%) due 06/05/24	2,493,750	2,481,281
Mcgraw-Hill Global Education Holdings LLC
5.57% (1 Month USD LIBOR + 4.00%) due 05/04/22	1,936,893	1,930,444
Charter Communications Operating, LLC
6.50% (1 Month USD LIBOR + 2.00%) due 04/30/25	1,500,000	1,500,540
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23	1,575,080	1,500,264
Houghton Mifflin Co.
4.57% (1 Month USD LIBOR + 3.00%) due 05/28/21	1,338,435	1,238,896
Altice US Finance I Corp.
3.82% (1 Month USD LIBOR + 2.25%) due 07/28/25	646,750	643,652
Anaren, Inc.
9.94% (3 Month USD LIBOR + 8.25%) due 08/18/21	500,000	500,000
Liberty Cablevision of Puerto Rico LLC
4.86% (3 Month USD LIBOR + 3.50%) due 01/07/22	300,000	290,250
Neustar, Inc.
5.15% (3 Month USD LIBOR + 3.75%) due 08/08/24	250,000	252,000
Univision Communications, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 03/15/24	198,387	197,615
Total Communications		10,534,942
Utilities - 1.7%
Bhi Investments LLC
10.59% (3 Month USD LIBOR + 8.75%) due 02/28/25	1,500,000	1,485,000
6.19% (3 Month USD LIBOR + 4.50%) due 08/28/24	1,416,450	1,402,286
Viva Alamo LLC
5.82% (1 Month USD LIBOR + 4.25%) due 02/22/21	1,935,676	1,909,060
Invenergy Thermal Operating I, LLC
7.19% (3 Month USD LIBOR + 5.50%) due 10/19/22	961,484	903,795
Panda Power
8.19% (3 Month USD LIBOR + 6.50%) due 08/21/20	973,256	888,096
Exgen Texas Power LLC
due 09/18/21[10]	1,344,814	847,233
MRP Generation Holding
8.69% (3 Month USD LIBOR + 7.00%) due 10/18/22	715,938	658,663
Panda Temple II Power
7.69% (3 Month USD LIBOR + 6.00%) due 04/03/19	508,507	457,656
Terraform AP Acquisition Holdings LLC
5.94% (3 Month USD LIBOR + 4.25%) due 06/27/22	428,325	428,861
Stonewall
7.19% (3 Month USD LIBOR + 5.50%) due 11/13/21	399,000	387,030
Total Utilities		9,367,680
Basic Materials - 1.1%
A-Gas Ltd.
6.44% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1	2,615,757	2,566,345
EP Minerals LLC
5.98% (3 Month USD LIBOR + 4.50%) due 08/20/20	1,597,852	1,599,849
ICP Industrial, Inc.
5.37% (1 Month USD LIBOR + 4.00%) due 11/03/23	989,657	984,709
Big River Steel LLC
6.69% (3 Month USD LIBOR + 5.00%) due 08/23/23	897,750	904,483
Total Basic Materials		6,055,386
Financial - 0.8%
Americold Realty Operating Partnership, LP
5.32% (1 Month USD LIBOR + 3.75%) due 12/01/22	1,723,148	1,739,311
Jane Street Group LLC
5.88% (3 Month USD LIBOR + 4.50%) due 08/25/22	1,234,375	1,249,039

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,[11] - 21.5% (continued)
Financial - 0.8% (continued)
York Risk Services
5.32% (1 Month USD LIBOR + 3.75%) due 10/01/21	725,625	$709,117
American Stock Transfer & Trust
6.20% (3 Month USD LIBOR + 4.50%) due 06/26/20	549,758	550,676
Total Financial		4,248,143
Energy - 0.7%
Moss Creek Resources LLC
9.50% (1 Month USD LIBOR + 8.00%) due 04/07/22†††,1	1,400,000	1,382,500
Cactus Wellhead
7.69% (3 Month USD LIBOR + 6.00%) due 07/31/20	1,180,872	1,175,948
PSS Companies
6.34% (3 Month USD LIBOR + 4.50%) due 01/28/20	527,166	498,171
Riverstone Utopia Member LLC
5.61% (2 Month USD LIBOR + 4.25%) due 10/17/24	400,000	406,000
Summit Midstream Partners, LP
7.57% (1 Month USD LIBOR + 6.00%) due 05/13/22	322,000	327,097
Total Energy		3,789,716
Total Senior Floating Rate Interests
(Cost $115,891,332)		115,608,462

ASSET-BACKED SECURITIES†† - 0.9%
Collateralized Loan Obligations - 0.9%
WhiteHorse X Ltd.
2015-10A, 6.65% (3 Month USD LIBOR + 5.30%) due 04/17/27[6,11]	750,000	723,890
WhiteHorse VII Ltd.
2013-1A, 6.25% (3 Month USD LIBOR + 4.80%) due 11/24/25[6,11]	600,000	598,494
Eaton Vance CLO Ltd.
2014-1A, 6.39% (3 Month USD LIBOR + 5.03%) due 07/15/26[6,11]	600,000	588,487
THL Credit Wind River CLO Ltd.
2014-2A, 6.61% (3 Month USD LIBOR + 5.25%) due 07/15/26[6,11]	500,000	493,669
KVK CLO Ltd.
2015-1A, 7.19% (3 Month USD LIBOR + 5.75%) due 05/20/27[6,11]	500,000	489,941
Jamestown CLO III Ltd.
2013-3A, 5.96% (3 Month USD LIBOR + 4.60%) due 01/15/26[6,11]	500,000	486,460
Regatta IV Funding Ltd.
2014-1A, 6.32% (3 Month USD LIBOR + 4.95%) due 07/25/26[6,11]	500,000	483,990
NewMark Capital Funding CLO Ltd.
2014-2A, 6.14% (3 Month USD LIBOR + 4.80%) due 06/30/26[6,11]	500,000	472,964
Shackleton CLO
2014-6A, 7.10% (3 Month USD LIBOR + 5.75%) due 07/17/26[6,11]	250,000	212,709
Total Collateralized Loan Obligations		4,550,604
Total Asset-Backed Securities
(Cost $3,836,794)		4,550,604

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Hanger, Inc.
11.50% due 08/01/19	575,000	582,187
Total Senior Fixed Rate Interests
(Cost $568,775)		582,187
Total Investments - 106.8%
(Cost $572,043,693)		$573,957,407
Other Assets & Liabilities, net - (6.8)%		(36,340,074)
Total Net Assets - 100.0%		$537,617,333

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS PURCHASED††
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation
Goldman Sachs	74,000	GBP	01/10/18	$99,236	$99,932	$696

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS SOLD††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
J.P. Morgan	2,310,000	CAD	01/10/18	$1,805,883	$1,837,797	$(31,914)
Barclays	2,435,000	EUR	01/10/18	2,876,963	2,922,891	(45,928)
Barclays	6,161,000	GBP	01/10/18	8,256,633	8,320,006	(63,373)
Bank of America	6,617,000	EUR	01/10/18	7,827,428	7,942,821	(115,393)
						$(256,608)

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $15,879,766, (cost $17,345,081) or 3.0% of total net assets.
[2]	Affiliated issuer.
[3]	Perpetual maturity.
[4]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[5]	Rate indicated is the 7 day yield as of December 31, 2017.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $272,680,726 (cost $269,333,694), or 50.7% of total net assets.
[7]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2017.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $23,888 (cost $139,296), or 0.0% of total net assets — See Note 8.
[10]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[11]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

plc — Public Limited Company

REIT — Real Estate Investment Trust

LIBOR — London Interbank Offered Rate

EURIBOR — European Interbank Offered Rate

CAD — Canadian Dollar

EUR —Euro

GBP — British Pound

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$4,550,604	$—	$—	$4,550,604
Common Stocks	1,273,510	738,636	—	441,942	2,454,088
Corporate Bonds	—	432,266,404	—	25	432,266,429
Forward Foreign Currency Exchange Contracts	—	—	696	—	696
Exchange-Traded Funds	9,784,890	—	—	—	9,784,890
Money Market Fund	6,266,674	—	—	—	6,266,674
Preferred Stocks	—	2,366,203	—	—	2,366,203
Senior Fixed Rate Interests	—	582,187	—	—	582,187
Senior Floating Rate Interests	—	101,345,770	—	14,262,692	115,608,462
Warrants	1,186	76,684	—	—	77,870
Total Assets	$17,326,260	$541,926,488	$696	$14,704,659	$573,958,103

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$256,608	$—	$256,608
Unfunded Loan Commitments	—	—	—	664,517	664,517
Total Liabilities	$—	$—	$256,608	$664,517	$921,125

* Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2017	Valuation Technique	Unobservable Inputs	Input Range
Assets:
Common Stocks	$441,942	Enterprise Value	Valuation Multiple	7.7x - 9.0x
Corporate Bond	25	Model Price	Indicative Quote
Senior Floating Rate Interests	14,262,692		Purchase Price
Senior Floating Rate Interests	-	Enterprise Value	Valuation Multiple
Total Assets	$14,704,659

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, High Yield Fund had securities with a total value of $2,650,353 transfer out of Level 2 into Level 3 due to changes in securities valuation methods and availability of observable inputs. There were no other transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2017:

	Assets				Liabilities
	Senior Floating Rate Interests	Common Stocks	Corporate Bonds	Total	Unfunded Loans Commitments
Beginning Balance	$11,511,139	$691,043	$1,954,000	$14,156,182	$(779,130)
Purchases/Receipts	1,649,917	-	-	1,649,917	500,863
Sales, maturities and paydowns/Fundings	(1,616,654)	(1,009)	(2,000,000)	(3,617,663)	(428,854)
Total realized gains or losses included in earnings	29,210	(148,156)	46,831	(72,115)	38,642
Total change in unrealized gains or losses included in earnings	38,752	(99,936)	(831)	(62,015)	3,962
Transfers into Level 3	2,650,328	-	25	2,650,353	-
Transfers out of Level 3	-	-	-	-	-
Ending Balance	$14,262,692	$441,942	$25	$14,704,659	$(664,517)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$9,993	$(243,401)	$-	$(233,408)	$4,947

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the advisor, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 9/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares/ Face Amount 12/31/17	Investment Income
Aspect Software Parent, Inc.	$666,215	$–	$–	$–	$(249,022)	$417,193	64,481	$–
Aspect Software, Inc.	645,489	–	(4,094)	–	744	642,139	651,918	19,237
Targus Group International Equity, Inc	19,667	–	(1,005)	466	5,621	24,749	12,825	–
Targus Group International, Inc.	–	–	–	–	–	–	153,489	–
	$1,331,371	$–	$(5,099)	$466	$(242,657)	$1,084,081		$19,237

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 0.0%
Financial - 0.0%
Rescap Liquidating Trust*	5,199	$26,125
Total Common Stocks
(Cost $262,501)		26,125

PREFERRED STOCKS††† - 0.8%
Financial - 0.7%
Woodbourne Capital Trust III 3.29% (1 Month USD LIBOR + 2.50%)[1,2,3,4]	950,000	725,626
Woodbourne Capital Trust IV 3.29% (1 Month USD LIBOR + 2.50%)[1,2,3,4]	950,000	725,626
Woodbourne Capital Trust I 3.28% (1 Month USD LIBOR + 2.50%)[1,2,3,4]	950,000	725,625
Woodbourne Capital Trust II 3.29% (1 Month USD LIBOR + 2.50%)[1,2,3,4]	950,000	725,625
Total Financial		2,902,502
Industrial - 0.1%
Seaspan Corp. 6.38% due 04/30/19††	12,190	311,455
Total Preferred Stocks
(Cost $4,123,104)		3,213,957

MUTUAL FUNDS† - 0.6%
Guggenheim Floating Rate Strategies Fund - Institutional Class[5]	92,801	2,413,762
Total Mutual Funds
(Cost $2,422,047)		2,413,762

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[6]	1,051,485	1,051,485
Total Money Market Fund
(Cost $1,051,485)		1,051,485

	Face Amount~
ASSET-BACKED SECURITIES†† - 36.3%
Collateralized Loan Obligations - 24.2%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.36% (1 Month USD LIBOR + 0.88%) due 09/15/34[1,4]	4,300,000	4,295,033
2017-FL1, 2.98% (1 Month USD LIBOR + 1.50%) due 09/15/34[1,4]	1,000,000	996,335
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[1,4]	3,700,000	3,693,251
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.37% (3 Month USD LIBOR + 2.05%) due 12/15/28[1,4]	3,000,000	3,010,628
Catamaran CLO Ltd.
2016-1A, 3.58% (3 Month USD LIBOR + 1.95%) due 12/20/23[1,4]	3,000,000	3,002,928
PFP Ltd.
2017-3, 2.48% (1 Month USD LIBOR + 1.05%) due 01/14/35[1,4]	1,645,637	1,647,694
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[1,4]	1,000,000	999,413
Shackleton CLO Ltd.
2016-7A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[1,4]	1,500,000	1,512,070
2017-5A, 3.04% (3 Month USD LIBOR + 1.65%) due 05/07/26[1,4]	1,000,000	1,002,818
WhiteHorse VI Ltd.
2016-1A, 3.28% (3 Month USD LIBOR + 1.90%) due 02/03/25[1,4]	1,500,000	1,500,285
2016-1A, 4.13% (3 Month USD LIBOR + 2.75%) due 02/03/25[1,4]	1,000,000	1,012,912
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.05% (3 Month USD LIBOR + 1.70%) due 10/15/26[1,4]	1,500,000	1,508,136
2017-5A, 3.70% (3 Month USD LIBOR + 2.35%) due 10/15/26[1,4]	1,000,000	1,002,241
Golub Capital Partners CLO Ltd.
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[1,4]	1,500,000	1,501,844
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[1,4]	1,000,000	1,002,513
Fortress Credit BSL II Ltd.
2017-2A, 3.01% (3 Month USD LIBOR + 1.65%) due 10/19/25[1,4]	2,300,000	2,305,081
Dryden XXVI Senior Loan Fund
2013-26A, 3.86% (3 Month USD LIBOR + 2.50%) due 07/15/25[1,4]	2,250,000	2,253,279
Venture XIX CLO Ltd.
2016-19A, 3.36% (3 Month USD LIBOR + 2.00%) due 01/15/27[1,4]	2,100,000	2,111,578

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Collateralized Loan Obligations - 24.2% (continued)
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 2.30% (1 Month USD LIBOR + 0.82%) due 10/15/34[1,4]	2,100,000	$2,092,985
KVK CLO Ltd.
2017-1A, 3.22% (3 Month USD LIBOR + 1.80%) due 05/15/26[1,4]	1,600,000	1,605,893
2013-1A, due 01/15/28[4,7]	1,000,000	439,575
TCP Waterman CLO Ltd.
2016-1A, 3.64% (3 Month USD LIBOR + 2.05%) due 12/15/28[1,4]	1,000,000	1,015,338
2016-1A, 3.89% (3 Month USD LIBOR + 2.30%) due 12/15/28[1,4]	1,000,000	1,004,360
Madison Park Funding XVI Ltd.
2016-16A, 3.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[1,4]	2,000,000	2,017,670
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.89% (3 Month USD LIBOR + 2.53%) due 01/15/28[1,4]	2,000,000	2,012,896
Flatiron CLO Ltd.
2017-1A, 3.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[1,4]	1,000,000	1,005,773
2017-1A, 2.95% (3 Month USD LIBOR + 1.60%) due 07/17/26[1,4]	1,000,000	1,004,241
Hunt CRE Ltd.
2017-FL1, 3.13% (1 Month USD LIBOR + 1.65%) due 08/15/34[1,4]	1,000,000	1,004,823
2017-FL1, 2.48% (1 Month USD LIBOR + 1.00%) due 08/15/34[1,4]	1,000,000	1,003,885
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 1.80%) due 05/28/25[1,4]	2,000,000	2,007,988
OZLM Funding II Ltd.
2016-2A, 4.13% (3 Month USD LIBOR + 2.75%) due 10/30/27[1,4]	2,000,000	2,007,794
Flagship CLO VIII Ltd.
2017-8A, 3.06% (3 Month USD LIBOR + 1.70%) due 01/16/26[1,4]	2,000,000	2,004,669
Crown Point CLO III Ltd.
2017-3A, 2.81% (3 Month USD LIBOR + 1.45%) due 12/31/27[1,4]	2,000,000	2,002,455
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.22% (3 Month USD LIBOR + 1.85%) due 07/25/29[1,4]	2,000,000	1,997,506
NXT Capital CLO LLC
2017-1A, 3.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[1,4]	1,800,000	1,806,325
Resource Capital Corporation Ltd.
2017-CRE5, 2.28% (1 Month USD LIBOR + 0.80%) due 07/15/34[1,4]	1,640,091	1,641,095
Oaktree EIF I Ltd.
2016-A1, 3.95% (3 Month USD LIBOR + 2.60%) due 10/18/27[1,4]	1,500,000	1,504,656
OZLM IX Ltd.
2017-9A, 3.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[1,4]	1,400,000	1,412,449
Steele Creek CLO Ltd.
2017-1A, 3.29% (3 Month USD LIBOR + 1.85%) due 08/21/26[1,4]	1,100,000	1,102,591
Oaktree EIF II Series A2 Ltd.
2017-A2, 3.12% (3 Month USD LIBOR + 1.70%) due 11/15/25[1,4]	1,100,000	1,101,306
Cerberus Loan Funding XVI, LP
2016-2A, 3.71% (3 Month USD LIBOR + 2.35%) due 11/15/27[1,4]	1,000,000	1,018,905
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 1.56%) due 10/18/28[1,4]	1,000,000	1,014,072
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,013,524
CIFC Funding Ltd.
2015-3A, 3.46% (3 Month USD LIBOR + 2.10%) due 10/19/27[1,4]	1,000,000	1,008,426
Betony CLO Ltd.
2016-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[1,4]	1,000,000	1,007,602
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 1.63%) due 02/28/26[1,4]	1,000,000	1,005,580
AMMC CLO XV Ltd.
2016-15A, 3.44% (3 Month USD LIBOR + 1.90%) due 12/09/26[1,4]	1,000,000	1,004,399
Vibrant CLO III Ltd.
2016-3A, 3.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[1,4]	1,000,000	1,004,036

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Collateralized Loan Obligations - 24.2% (continued)
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 3.20% (3 Month USD LIBOR + 1.75%) due 05/22/27[1,4]	1,000,000	$1,003,046
Great Lakes CLO Ltd.
2015-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 07/15/26[1,4]	1,000,000	1,002,423
Avery Point V CLO Ltd.
2017-5A, 2.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[1,4]	1,000,000	1,002,326
Figueroa CLO Ltd.
2013-1A, 4.19% (3 Month USD LIBOR + 2.75%) due 03/21/24[1,4]	1,000,000	1,002,298
Northwoods Capital XIV Ltd.
2017-14A, 3.01% (3 Month USD LIBOR + 1.70%) due 11/12/25[1,4]	1,000,000	1,002,246
Nelder Grove CLO Ltd.
2017-1A, 3.27% (3 Month USD LIBOR + 1.80%) due 08/28/26[1,4]	1,000,000	1,001,248
Eaton Vance CLO Ltd.
2017-1A, 2.96% (3 Month USD LIBOR + 1.60%) due 07/15/26[1,4]	1,000,000	1,001,034
AIMCO CLO Series
2015-AA, 3.66% (3 Month USD LIBOR + 2.30%) due 01/15/28[1,4]	1,000,000	1,000,000
Mountain Hawk I CLO Ltd.
2013-1A, 3.54% (3 Month USD LIBOR + 2.18%) due 01/20/24[1,4]	1,000,000	999,957
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[1,4]	1,000,000	999,807
Atlas Senior Loan Fund IV Ltd.
2017-2A, 2.87% (3 Month USD LIBOR + 1.45%) due 02/17/26[1,4]	1,000,000	999,733
Vibrant CLO II Ltd.
2017-2A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[1,4]	1,000,000	999,678
Garrison Funding Ltd.
2016-2A, 4.59% (3 Month USD LIBOR + 3.15%) due 09/29/27[1,4]	1,000,000	999,616
Recette Clo Ltd.
2017-1A, 2.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[1,4]	1,000,000	999,278
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,7]	1,000,000	930,240
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR + 0.55%) due 08/01/24[1,4]	626,248	625,822
Grayson CLO Ltd.
2006-1A, 1.79% (3 Month USD LIBOR + 0.41%) due 11/01/21[1,4]	596,567	595,587
Cent CLO
2014-16A, 3.63% (3 Month USD LIBOR + 2.25%) due 08/01/24[1,4]	500,000	500,829
ACIS CLO Ltd.
2013-1A, 4.30% (3 Month USD LIBOR + 2.95%) due 04/18/24[1,4]	500,000	500,397
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,7]	500,000	428,315
Babson CLO Ltd.
2014-IA, due 07/20/25[4,7]	650,000	319,275
2012-2A, due 05/15/23[4,7]	1,000,000	12,111
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.67% (3 Month USD LIBOR + 3.30%) due 07/25/25[1,4]	250,000	247,871
Eastland CLO Ltd.
2007-1A, 1.78% (3 Month USD LIBOR + 0.40%) due 05/01/22[1,4]	133,435	133,225
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,4,7]	700,000	77,493
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,7]	245,739	22,698
Total Collateralized Loan Obligations		93,637,409
Transport-Aircraft - 4.5%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	2,166,480	2,161,887
2016-1A, 4.88% due 03/17/36[4]	1,237,500	1,260,096
2014-1, 5.13% (WAC) due 12/15/29[1]	975,721	973,170
2014-1, 7.38% (WAC) due 12/15/29[1]	493,142	493,142

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Transport-Aircraft - 4.5% (continued)
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	2,114,893	$2,109,606
2015-1A, 4.70% due 12/15/40[4]	984,053	988,980
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,826,440	1,789,547
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	867,025	884,471
2013-1, 6.35% due 10/15/38[4]	173,405	177,589
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	1,038,840	1,050,664
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	954,500	957,846
ECAF I Ltd.
2015-1A, 4.95% due 06/15/22[4]	924,112	925,177
Rise Ltd.
2014-1A, 4.74% due 02/12/39	754,221	762,706
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.63%) due 03/23/24[1,4]	787,907	752,451
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	740,928	740,683
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[3,4]	625,417	626,430
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	567,648	566,545
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	243,810	246,217
Total Transport-Aircraft		17,467,207
Whole Business - 2.3%
Domino's Pizza Master Issuer LLC
2017-1A, 4.12% due 07/25/47[4]	997,500	1,019,126
2017-1A, 2.62% (3 Month USD LIBOR + 1.25%) due 07/25/47[1,4]	997,500	999,365
2017-1A, 3.08% due 07/25/47[4]	997,500	986,548
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,925,625	2,023,274
2016-1A, 3.83% due 05/25/46[4]	493,750	500,450
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[4]	1,466,250	1,499,944
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[4]	1,097,250	1,101,474
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	681,556	680,463
Total Whole Business		8,810,644
Collateralized Debt Obligations - 1.5%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	3,750,000	3,716,885
2016-3A, 3.85% due 10/28/33[4]	1,000,000	994,746
Putnam Structured Product Funding Ltd.
2003-1A, 2.48% (1 Month USD LIBOR + 1.00%) due 10/15/38[1,4]	593,289	565,741
Highland Park CDO I Ltd.
2006-1A, 1.86% (3 Month USD LIBOR + 0.40%) due 11/25/51[1,3,4]	464,814	445,662
N-Star REL CDO VIII Ltd.
2006-8A, 1.72% (1 Month USD LIBOR + 0.36%) due 02/01/41[1,4]	266,229	265,821
Total Collateralized Debt Obligations		5,988,855
Net Lease - 1.5%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	2,980,000	3,021,688
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	2,840,218	2,810,484
Total Net Lease		5,832,172
Transport-Container - 1.2%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	2,691,035	2,692,186
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	960,000	956,692

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.3% (continued)
Transport-Container - 1.2% (continued)
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	938,750	$944,325
Total Transport-Container		4,593,203
Automotive - 0.7%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[4]	1,700,000	1,704,972
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[4]	1,000,000	981,705
Total Automotive		2,686,677
Single Family Residence - 0.2%
CoreVest American Finance 2017-1 Trust
2017-1, 3.36% due 10/15/49[4]	1,000,000	994,502
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	544,500	544,397
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	225,965	233,381
Total Asset-Backed Securities
(Cost $142,651,042)		140,788,447

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1%
Government Agency - 14.3%
Fannie Mae
3.03% due 02/01/30	3,600,000	3,602,250
2.94% due 10/01/32	2,592,643	2,561,825
3.11% due 04/01/30	1,997,660	2,015,886
3.09% due 10/01/29	2,000,000	2,008,213
3.17% due 01/01/30	1,550,000	1,577,038
3.13% due 01/01/30	1,500,000	1,517,771
3.01% due 12/01/27	1,500,000	1,509,943
3.00% due 12/01/29	1,500,000	1,497,838
2.86% due 09/01/29	1,450,000	1,431,558
3.12% due 10/01/32	1,200,000	1,191,372
3.23% due 01/01/30	1,000,000	1,021,667
3.19% due 02/01/30	1,000,000	1,021,356
3.31% due 01/01/33	1,000,000	1,019,602
3.05% due 01/01/30†††	1,000,000	1,004,521
2.96% due 11/01/29	900,000	892,617
3.08% due 10/01/32	850,000	849,982
2.90% due 11/01/29	850,000	837,788
3.14% due 09/01/32	650,000	648,808
2.99% due 09/01/29	650,000	647,610
2.82% due 10/01/29	550,000	542,346
3.05% due 10/01/29	500,000	500,279
3.22% due 01/01/30	450,000	460,455
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KIR3, 3.28% due 08/25/27	4,100,000	4,227,708
2017-KGX1, 3.00% due 10/25/27	3,500,000	3,500,971
2017-K070, 3.30% (WAC) due 11/25/27[1]	3,000,000	3,103,185
2017-KW03, 3.02% due 06/25/27	3,000,000	3,013,090
2017-K062, 3.51% due 12/25/26	1,100,000	1,145,405
2017-K066, 3.20% due 06/25/27	1,000,000	1,021,437
2017-K067, 3.28% due 08/25/27	600,000	614,638
Seasoned Credit Risk Transfer Trust Series 2017-1
2017-4, 2.25% due 06/25/57	2,000,000	1,992,688
2017-4, 3.50% due 06/25/57	1,800,000	1,839,445
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	2,500,000	2,472,888
2017-M8, 3.06% (WAC) due 05/25/27[1]	750,000	758,875
Freddie Mac Seasoned Credit Risk Transfer
2017-3, 3.00% due 07/25/56	2,301,663	2,259,377
Seasoned Credit Risk Transfer Trust Series
2017-3, 2.25% due 07/25/56	976,357	966,463
Total Government Agency		55,276,895
Residential Mortgage Backed Securities - 8.4%
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[1]	3,577,589	3,486,158

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1% (continued)
Residential Mortgage Backed Securities - 8.4% (continued)
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	10,563,064	$2,137,966
2006-1, 1.73% (1 Month USD LIBOR + 0.40%) due 03/25/46[1]	1,074,658	1,039,571
GSAA Home Equity Trust
2005-6, 1.98% (1 Month USD LIBOR + 0.43%) due 06/25/35[1]	3,150,000	2,889,140
Towd Point Mortgage Trust
2017-5, 2.15% (1 Month USD LIBOR + 0.60%) due 02/25/57[1,4]	1,146,305	1,147,704
2016-1, 2.75% (WAC) due 02/25/55[1,4]	936,049	936,273
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[1]	2,143,376	2,016,068
Deephaven Residential Mortgage Trust 2017-3
2017-3A, 2.58% (WAC) due 10/25/47[1,4]	1,897,989	1,897,871
Structured Asset Investment Loan Trust
2005-11, 2.27% (1 Month USD LIBOR + 0.72%) due 01/25/36[1]	1,431,975	1,416,702
Banc of America Funding Trust
2015-R4, 1.50% (1 Month USD LIBOR + 0.17%) due 01/27/35[1,4]	718,013	680,942
2014-R7, 1.69% (1 Month USD LIBOR + 0.14%) due 09/26/36[1,4]	621,472	601,345
Nationstar Home Equity Loan Trust
2007-B, 1.54% (1 Month USD LIBOR + 0.22%) due 04/25/37[1]	1,223,449	1,211,377
Angel Oak Mortgage Trust LLC 2015-1
2017-3, 2.71% (WAC) due 11/25/47†††,1,4	1,169,167	1,166,537
CSMC Series
2015-12R, 1.83% (1 Month USD LIBOR + 0.50%) due 11/30/37[1,4]	1,118,409	1,115,103
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 2.50% (1 Month USD LIBOR + 0.95%) due 06/25/35[1]	1,000,000	1,000,869
Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC4, 1.72% (1 Month USD LIBOR + 0.17%) due 12/25/36[1]	1,026,462	992,199
Luminent Mortgage Trust
2006-2, 1.75% (1 Month USD LIBOR + 0.20%) due 02/25/46[1]	1,178,523	954,834
RALI Series Trust
2006-QO2, 1.77% (1 Month USD LIBOR + 0.22%) due 02/25/46[1]	2,041,903	900,398
CIM Trust
2017-2, 3.36% (1 Month USD LIBOR + 2.00%) due 12/25/57[1,4]	870,748	879,803
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.77% (1 Year CMT Rate + 0.77%) due 04/25/47[1]	793,431	732,401
CIT Mortgage Loan Trust
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[1,4]	724,471	728,911
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.90% (WAC) due 11/25/33[1]	652,741	626,108
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[4]	600,266	602,990
American Home Mortgage Assets Trust
2007-1, 1.70% (1 Year CMT Rate + 0.70%) due 02/25/47[1]	934,548	596,481
GCAT LLC
2017-1, 3.38% due 03/25/47[4]	554,169	553,830
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.90% (1 Year CMT Rate + 0.84%) due 11/25/46[1]	554,101	467,132
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[4]	456,588	457,248
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[1,4]	452,778	449,829

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1% (continued)
Residential Mortgage Backed Securities - 8.4% (continued)
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	394,213	$393,739
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% (WAC) due 02/28/32[1,4]	302,603	302,610
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	176,669	187,234
Total Residential Mortgage Backed Securities		32,569,373
Commercial Mortgage Backed Securities - 5.1%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.23% (1 Month USD LIBOR + 0.75%) due 12/15/22[1,4]	2,000,000	2,000,000
2016-C32, 1.35% (WAC) due 01/15/59[1]	6,353,533	493,022
2016-NXS5, 1.55% (WAC) due 01/15/59[1]	4,921,657	402,915
2016-C37, 1.03% (WAC) due 12/15/49[1]	3,857,766	213,634
COMM Mortgage Trust
2015-CR26, 4.49% (WAC) due 10/10/48[1]	1,217,000	1,181,940
2015-CR26, 1.04% (WAC) due 10/10/48[1]	10,045,911	580,457
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR + 0.85%) due 05/08/30[1,4]	1,400,000	1,401,749
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	1,250,000	1,376,558
Morgan Stanley Capital I Trust
2016-UB11, 1.66% (WAC) due 08/15/49[1]	7,634,837	739,942
2017-H1, 1.46% (WAC) due 06/15/50[1]	4,982,963	471,867
SG Commercial Mortgage Securities Trust
2016-C5, 2.02% (WAC) due 10/10/48[1]	9,872,907	1,162,192
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[1,4]	1,000,000	1,006,830
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,4	990,347	1,006,106
JP Morgan Chase Commercial Mortgage Securities Trust
2014-CBM, 3.43% (1 Month USD LIBOR + 1.95%) due 10/15/29[1,4]	1,000,000	1,000,001
GS Mortgage Securities Corporation Trust
2017-STAY, 2.83% (1 Month USD LIBOR + 1.35%) due 07/15/32[1,4]	1,000,000	982,103
UBS Commercial Mortgage Trust
2017-C2, 1.16% (WAC) due 08/15/50[1]	11,971,329	969,858
GE Business Loan Trust
2007-1A, 1.65% (1 Month USD LIBOR + 0.17%) due 04/16/35[1,4]	973,539	946,229
Citigroup Commercial Mortgage Trust
2016-GC37, 1.80% (WAC) due 04/10/49[1]	3,811,317	430,666
2016-C2, 1.79% (WAC) due 08/10/26[1]	2,479,810	291,946
2016-P5, 1.55% (WAC) due 10/10/49[1]	1,981,085	187,481
JPMDB Commercial Mortgage Securities Trust
2016-C2, 1.70% (WAC) due 06/15/49[1]	8,874,671	814,572
LSTAR Commercial Mortgage Trust
2014-2, 5.13% (WAC) due 01/20/41[1,4]	500,000	502,259
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[1]	6,960,014	481,914
BANK
2017-BNK4, 1.46% (WAC) due 05/15/50[1]	4,974,325	474,821
CFCRE Commercial Mortgage Trust
2016-C3, 1.07% (WAC) due 01/10/48[1]	5,904,834	393,616
CD Mortgage Trust
2016-CD1, 1.44% (WAC) due 08/10/49[1]	2,575,515	235,808
Total Commercial Mortgage Backed Securities		19,748,486
Military Housing - 2.3%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[3,4]	1,503,394	1,700,341
2003-PRES, 6.24% due 10/10/41[4]	1,381,681	1,554,828

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1% (continued)
Military Housing - 2.3% (continued)
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 12.43% (WAC) due 11/25/55[1,4]	2,639,070	$2,970,603
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	1,268,085	1,272,570
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[3,4]	477,783	500,514
2007-AETC, 5.75% due 02/10/52[3,4]	332,984	337,665
HP Communities LLC
5.78% due 03/15/46[3]	500,000	551,244
Total Military Housing		8,887,765
Total Collateralized Mortgage Obligations
(Cost $115,939,148)		116,482,519

U.S. GOVERNMENT SECURITIES†† - 9.4%

U.S. Treasury Bond
due 11/15/46[9]	45,922,000	20,522,138
due 11/15/44[9]	33,465,600	15,887,031
Total U.S. Government Securities
(Cost $34,658,766)		36,409,169

CORPORATE BONDS†† - 6.4%
Financial - 4.8%
Station Place Securitization Trust
2.19% (1 Month USD LIBOR + 0.90%) due 07/24/18[1,4]	3,300,000	3,300,000
2.30% (1 Month USD LIBOR + 0.75%) due 08/24/18[1,4]	1,300,000	1,300,000
2.68% (1 Month USD LIBOR + 1.13%) due 02/25/49[1,4]	333,333	333,457
Bank of America Corp.
6.30% [2,10]	1,925,000	2,175,250
Citigroup, Inc.
5.95% [2,10]	1,000,000	1,065,000
5.90% [2,10]	500,000	532,500
6.25% [2,10]	450,000	496,350
American Equity Investment Life Holding Co.
5.00% due 06/15/27	1,460,000	1,512,847
Station Place Securitization Trust Series
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[1,4]	1,500,000	1,500,000
KeyCorp
5.00% [2,10]	1,045,000	1,076,350
Aurora Military Housing LLC
6.89% due 01/15/47†††,4	750,000	950,178
Hospitality Properties Trust
5.25% due 02/15/26	849,000	911,844
MetLife, Inc.
10.75% due 08/01/39	500,000	836,250
Wilton Re Finance LLC
5.88% due 03/30/33[4,10]	475,000	502,906
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	415,000	457,091
Pacific Northwest Communities LLC
5.91% due 06/15/50[3]	400,000	438,184
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[3,4]	376,361	381,510
JPMorgan Chase & Co.
6.00% [2,10]	349,165	375,370
ACC Group Housing LLC
6.35% due 07/15/54[3]	300,000	361,449
Wells Fargo & Co.
5.90% [2,10]	157,027	167,972
Total Financial		18,674,508
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24	1,485,000	1,553,510
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[4,10]	800,000	934,072
Total Basic Materials		2,487,582
Consumer, Non-cyclical - 0.5%
Offutt AFB America First Community LLC
5.46% due 09/01/50[4]	1,911,815	2,054,557
Consumer, Cyclical - 0.2%
Northern Group Housing LLC
6.80% due 08/15/53[3]	600,000	749,121
Energy - 0.1%
Hess Corp.
7.30% due 08/15/31	300,000	363,826
Communications - 0.1%
SFR Group S.A.
7.38% due 05/01/26[4]	350,000	359,188
Total Corporate Bonds
(Cost $23,575,742)		24,688,782

FEDERAL AGENCY BONDS†† - 3.6%

Fannie Mae Principal Strips
due 05/15/30[9]	3,150,000	2,171,770
due 05/15/29[9,11]	1,750,000	1,248,622
due 01/15/30[9]	1,000,000	698,560
Total Fannie Mae Principal Strips		4,118,952
Freddie Mac Principal Strips
due 03/15/31[9]	2,950,000	1,975,814
due 07/15/32[9]	2,700,000	1,727,614
Total Freddie Mac Principal Strips		3,703,428
Freddie Mac[11]
due 12/14/29[9]	2,900,000	2,033,256
due 01/02/34[9]	850,000	516,068
Total Freddie Mac		2,549,324
Freddie Mac Strips
due 09/15/29[9]	2,600,000	1,841,538

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 3.6% (continued)
Tennessee Valley Authority
5.38% due 04/01/56	600,000	$851,835
4.25% due 09/15/65	700,000	827,576
Total Tennessee Valley Authority		1,679,411
Total Federal Agency Bonds
(Cost $13,889,267)		13,892,653

FOREIGN GOVERNMENT DEBT†† - 2.0%

Republic of France
due 01/31/18[9]	EUR	6,510,000	7,815,163
Total Foreign Government Debt
(Cost $7,676,789)			7,815,163

SENIOR FLOATING RATE INTERESTS††,1 - 1.8%
Technology - 0.7%
Misys Ltd.
4.98% (3 Month USD LIBOR + 3.50%) due 06/13/24	1,246,875	1,249,905
Internet Brands, Inc.
5.34% (3 Month USD LIBOR + 3.75%) due 09/13/24	574,271	575,563
Epicor Software
5.32% (1 Month USD LIBOR + 3.75%) due 06/01/22	564,636	565,647
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 4.00%) due 02/09/23	250,542	251,952
Total Technology		2,643,067
Communications - 0.5%
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23	1,563,830	1,489,548
Proquest LLC
5.32% (1 Month USD LIBOR + 3.75%) due 10/24/21	489,842	495,662
Total Communications		1,985,210
Consumer, Non-cyclical - 0.4%
Packaging Coordinators Midco, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 06/30/23	691,250	692,114
DJO Finance LLC
4.70% (1 Month USD LIBOR + 3.25%) due 06/08/20	492,443	485,145
NES Global Talent
6.88% (3 Month USD LIBOR + 5.50%) due 10/03/19	113,942	102,548
American Tire Distributors, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 09/01/21	1,329	1,338
Total Consumer, Non-cyclical		1,281,145
Consumer, Cyclical - 0.2%
Petco Animal Supplies, Inc.
4.38% (3 Month USD LIBOR + 3.00%) due 01/26/23	1,181,955	889,055
Financial - 0.0%
American Stock Transfer & Trust
6.20% (3 Month USD LIBOR + 4.50%) due 06/26/20	93,417	93,573
Total Senior Floating Rate Interests
(Cost $7,211,486)		6,892,050

FEDERAL AGENCY DISCOUNT NOTES†† - 1.5%
Federal Home Loan Bank[12]
1.25% due 01/18/18[9,13]	6,000,000	5,996,444
Total Federal Agency Discount Notes
(Cost $5,996,444)		5,996,444

MUNICIPAL BONDS†† - 1.2%
California - 0.6%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/41[9]	1,540,000	630,769
due 08/01/46[9]	750,000	247,590
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[9]	1,410,000	610,417
Cypress School District General Obligation Unlimited
due 08/01/48[9]	1,000,000	280,230
Total California		1,769,006
Ohio - 0.4%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50	1,030,000	1,755,377
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	500,000	572,640
5.10% due 06/01/33	500,000	540,890
Total Illinois		1,113,530
Total Municipal Bonds
(Cost $4,320,073)		4,637,913

FEDERAL AGENCY NOTES†† - 0.3%
Fannie Mae[11]
3.12% due 01/01/30	1,000,000	1,011,528
Total Federal Agency Notes
(Cost $1,010,859)		1,011,528

COMMERCIAL PAPER†† - 7.2%
Hewlett-Packard Co.
1.69% due 01/16/18[13]	6,000,000	5,995,775
Rogers Communications, Inc.
1.80% due 01/03/18[13]	5,500,000	5,499,450

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COMMERCIAL PAPER†† - 7.2% (continued)
Marriott International, Inc.
1.50% due 01/09/18[13]	3,000,000	$2,999,000
1.57% due 01/22/18[13]	2,000,000	1,998,168
Total Marriott International, Inc.		4,997,168
American Water Capital Corp.
1.90% due 01/10/18[13]	3,500,000	3,498,338
Molex Electronic Technologies
2.05% due 01/24/18[13]	3,000,000	2,996,071
Bemis Company, Inc.
1.85% due 01/08/18[13]	2,900,000	2,898,957
Waste Management, Inc.
1.66% due 01/04/18[13]	2,000,000	1,999,683
Total Commercial Paper
(Cost $27,885,442)		27,885,442
Total Investments - 101.5%
(Cost $392,674,195)		$393,205,439
Other Assets & Liabilities, net - (1.5)%		(5,811,053)
Total Net Assets - 100.0%		$387,394,386

CENTRALLY CLEARED INTEREST RATE SWAPS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Value and Unrealized Gain (Loss)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Semiannually	08/11/27	$(39,600,000)	$342,866	$342,866
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Semiannually	08/16/20	(29,400,000)	136,571	136,571
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Semiannually	08/11/22	(12,900,000)	111,441	111,441
BOA Merrill Lynch	CME	Receive	3 Month USD-LIBOR	1.71%	Semiannually	08/11/20	(7,600,000)	79,290	79,290
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	1.90%	Semiannually	09/07/24	(2,900,000)	73,399	73,399
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.07%	Semiannually	05/26/24	(4,590,000)	61,717	61,717
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.17%	Semiannually	08/22/27	(2,300,000)	48,162	48,162
BOA Merrill Lynch	CME	Receive	3 Month USD LIBOR	2.03%	Semiannually	08/18/24	(2,500,000)	41,942	41,942
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Semiannually	08/15/27	(2,200,000)	41,184	41,184
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.15%	Semiannually	08/21/27	(1,500,000)	32,783	32,783
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Semiannually	08/17/27	(2,000,000)	29,440	29,440
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Semiannually	08/22/24	(7,700,000)	12,394	12,394
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Semiannually	11/13/47	(1,900,000)	(8,619)	(8,619)
									$1,002,570

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation
Goldman Sachs	1,003,000	EUR	01/10/18	$1,184,915	$1,203,967	$19,052

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
J.P. Morgan	1,003,000	EUR	01/10/18	1,186,534	1,203,967	(17,433)
Goldman Sachs	6,510,000	EUR	01/31/18	7,717,279	7,826,215	(108,936)
						$(126,369)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs, unless otherwise noted — See Note 3.
[1]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[2]	Perpetual maturity.
[3]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $9,072,115 (cost $10,475,878), or 2.3% of total net assets — See Note 8.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $178,799,799 (cost $180,832,416), or 46.2% of total net assets.
[5]	Affiliated issuer.
[6]	Rate indicated is the 7 day yield as of December 31, 2017.
[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at December 31, 2017.
[9]	Zero coupon rate security.
[10]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[13]	Rate indicated is the effective yield at the time of purchase.

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

WAC — Weighted Average Coupon

CMT — Constant Maturity Treasury

EUR — Euro

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$140,555,066	$—	$233,381	$140,788,447
Collateralized Mortgage Obligations	—	113,305,355	—	3,177,164	116,482,519
Commercial Paper	—	27,885,442	—	—	27,885,442
Common Stocks	26,125	—	—	—	26,125
Corporate Bonds	—	23,281,513	—	1,407,269	24,688,782
Forward Foreign Currency Exchange Contracts	—	—	19,052	—	19,052
Federal Agency Bonds	—	13,892,653	—	—	13,892,653
Federal Agency Discount Notes	—	5,996,444	—	—	5,996,444
Federal Agency Notes	—	1,011,528	—	—	1,011,528
Foreign Government Debt	—	7,815,163	—	—	7,815,163
Interest Rate Swaps	—	—	1,011,189	—	1,011,189
Money Market Fund	1,051,485	—	—	—	1,051,485
Municipal Bonds	—	4,637,913	—	—	4,637,913
Mutual Funds	2,413,762	—	—	—	2,413,762
Preferred Stocks	—	311,455	—	2,902,502	3,213,957
Senior Floating Rate Interests	—	6,892,050	—	—	6,892,050
U.S. Government Securities	—	36,409,169	—	—	36,409,169
Total Assets	$3,491,372	$379,970,698	$1,030,241	$7,720,316	$394,235,680

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$126,368	$—	$126,368
Interest Rate Swaps Agreements	—	—	8,619	—	8,619
Total Liabilities	$—	$—	$134,987	$—	$134,987

* Other financial instruments includes forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Investment Grade Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2017	Valuation Technique	Unobservable Inputs	Input Range
Assets:
Asset Backed Securities	$233,381	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	3,177,164	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	1,407,269	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Federal Agency Notes	1,011,528	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	2,902,502	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total Assets	$8,731,844

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were $1,700,341 transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2017:

	Assets
	Collateralized Mortgage Obligations	Federal Agency Notes	Asset-Backed Securities	Preferred Stocks	Corporate Bonds	Total Assets
Beginning Balance	$3,510,034	$-	$245,278	$2,865,891	$1,371,562	$7,992,765
Purchases/Receipts	1,343,750	1,010,859	-	-	-	2,354,609
Sales, maturities and paydowns/Fundings	(6,765)	-	(12,717)	-	(4,091)	(23,573)
Total realized gains or losses included in earnings	-	-	-	-	-	-
Total change in unrealized gains or losses included in earnings	30,486	669	820	36,611	39,798	108,384
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	(1,700,341)	-	-	-	-	(1,700,341)
Ending Balance	$3,177,164	$1,011,528	$233,381	$2,902,502	$1,407,269	$8,731,844
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$3,670	$668	$820	$36,612	$36,023	$77,793

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Loss	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income
Guggenheim Floating Rate Strategies Fund - Institutional Class	$–	$4,426,655	$(2,000,000)	$(4,608)	$(8,285)	$2,413,762	92,801	$26,410

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.5%
Financial - 29.8%
JPMorgan Chase & Co.	23,403	$2,502,718
Berkshire Hathaway, Inc. — Class B*	11,038	2,187,952
Bank of America Corp.	67,490	1,992,305
Citigroup, Inc.	22,081	1,643,047
Wells Fargo & Co.	23,115	1,402,387
T. Rowe Price Group, Inc.	7,844	823,071
BB&T Corp.	16,038	797,410
Zions Bancorporation	15,175	771,345
SunTrust Banks, Inc.	11,705	756,026
E*TRADE Financial Corp.*	13,072	647,979
Allstate Corp.	6,063	634,857
Unum Group	10,634	583,700
Welltower, Inc. REIT	8,467	539,940
Charles Schwab Corp.	10,258	526,953
Piedmont Office Realty Trust, Inc. — Class A REIT	26,043	510,703
Liberty Property Trust REIT	10,615	456,551
Morgan Stanley	8,519	446,992
Host Hotels & Resorts, Inc. REIT	21,622	429,197
Omega Healthcare Investors, Inc. REIT	15,231	419,462
Assured Guaranty Ltd.	11,627	393,807
KeyCorp	17,002	342,930
Regions Financial Corp.	19,250	332,640
American International Group, Inc.	5,449	324,651
Federated Investors, Inc. — Class B	7,699	277,780
Loews Corp.	4,763	238,293
Equity Commonwealth REIT*	6,130	187,026
Rayonier, Inc. REIT	5,647	178,615
Hartford Financial Services Group, Inc.	1,938	109,071
Total Financial		20,457,408
Consumer, Non-cyclical - 18.3%
Pfizer, Inc.	33,904	1,228,003
Johnson & Johnson	8,480	1,184,826
Merck & Company, Inc.	18,333	1,031,598
Procter & Gamble Co.	9,976	916,595
Hormel Foods Corp.	18,163	660,952
Tyson Foods, Inc. — Class A	7,904	640,777
Express Scripts Holding Co.*	7,994	596,672
HCA Healthcare, Inc.*	6,588	578,690
Bunge Ltd.	8,567	574,674
United Therapeutics Corp.*	3,707	548,451
Zimmer Biomet Holdings, Inc.	3,805	459,149
UnitedHealth Group, Inc.	2,051	452,163
Archer-Daniels-Midland Co.	11,173	447,814
Quest Diagnostics, Inc.	4,537	446,849
DaVita, Inc.*	5,093	367,969
Philip Morris International, Inc.	3,338	352,660
AmerisourceBergen Corp. — Class A	3,822	350,936
Humana, Inc.	1,394	345,810
Medtronic plc	3,728	301,036
Post Holdings, Inc.*	3,441	272,630
TreeHouse Foods, Inc.*	4,777	236,270
JM Smucker Co.	1,604	199,281
Ingredion, Inc.	1,421	198,656
Western Union Co.	8,376	159,228
Total Consumer, Non-cyclical		12,551,689
Consumer, Cyclical - 10.4%
Wal-Mart Stores, Inc.	13,463	1,329,471
Southwest Airlines Co.	11,939	781,407
Lear Corp.	3,679	649,932
DR Horton, Inc.	10,840	553,599
Goodyear Tire & Rubber Co.	16,221	524,101
CVS Health Corp.	6,851	496,697
Target Corp.	7,523	490,876
JetBlue Airways Corp.*	21,229	474,256
PVH Corp.	3,280	450,049
Carnival Corp.	6,345	421,118
PACCAR, Inc.	5,153	366,275
MGM Resorts International	10,869	362,916
Lowe's Companies, Inc.	2,062	191,642
Total Consumer, Cyclical		7,092,339
Energy - 9.8%
Chevron Corp.	14,694	1,839,542
Exxon Mobil Corp.	18,875	1,578,705
Marathon Oil Corp.	39,981	676,878
Kinder Morgan, Inc.	36,145	653,140
Hess Corp.	10,503	498,577
Diamondback Energy, Inc.*	3,347	422,559
Concho Resources, Inc.*	2,644	397,182
Whiting Petroleum Corp.*	12,796	338,838
Valero Energy Corp.	3,358	308,634
Total Energy		6,714,055
Industrial - 8.8%
WestRock Co.	12,721	804,095
Corning, Inc.	20,220	646,837
Owens Corning	6,735	619,216
Republic Services, Inc. — Class A	8,692	587,666
Crown Holdings, Inc.*	9,105	512,156
Carlisle Companies, Inc.	4,273	485,627
General Electric Co.	26,811	467,852
Eagle Materials, Inc.	3,594	407,200
Eaton Corporation plc	4,622	365,184
Snap-on, Inc.	1,873	326,464
Jabil, Inc.	11,304	296,730
Timken Co.	5,146	252,926
Honeywell International, Inc.	1,555	238,475
Total Industrial		6,010,428
Technology - 6.4%
Intel Corp.	30,932	1,427,821
Xerox Corp.	19,021	554,462
QUALCOMM, Inc.	8,159	522,339
Apple, Inc.	2,826	478,244
VMware, Inc. — Class A*	2,972	372,451
Oracle Corp.	7,552	357,059
CSRA, Inc.	9,802	293,276
Qorvo, Inc.*	4,000	266,400
NCR Corp.*	4,081	138,713
Total Technology		4,410,765
Utilities - 5.9%
Public Service Enterprise Group, Inc.	14,367	739,900
Exelon Corp.	18,280	720,415
Ameren Corp.	10,541	621,814

Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Utilities - 5.9% (continued)
UGI Corp.	11,068	$519,642
OGE Energy Corp.	15,287	503,095
Edison International	6,979	441,352
SCANA Corp.	8,068	320,945
Duke Energy Corp.	2,116	177,977
Total Utilities		4,045,140
Basic Materials - 4.4%
Nucor Corp.	9,897	629,251
Reliance Steel & Aluminum Co.	6,421	550,858
DowDuPont, Inc.	7,680	546,970
Cabot Corp.	8,706	536,202
Steel Dynamics, Inc.	12,114	522,477
Freeport-McMoRan, Inc.*	13,123	248,812
Total Basic Materials		3,034,570
Communications - 4.1%
Cisco Systems, Inc.	30,723	1,176,691
AT&T, Inc.	17,095	664,654
Verizon Communications, Inc.	11,964	633,254
Time Warner, Inc.	3,495	319,688
Total Communications		2,794,287
Diversified - 0.6%
Leucadia National Corp.	15,460	409,535
Total Common Stocks
(Cost $54,129,073)		67,520,216

MONEY MARKET FUND† - 1.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[1]	1,100,233	1,100,233
Total Money Market Fund
(Cost $1,100,233)		1,100,233
Total Investments - 100.1%
(Cost $55,229,306)		$68,620,449
Other Assets & Liabilities, net - (0.1)%		(40,479)
Total Net Assets - 100.0%		$68,579,970

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2017.

plc – Public Limited Company

REIT – Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$67,520,216	$—	$—	$67,520,216
Money Market Fund	1,100,233	—	—	1,100,233
Total Assets	$68,620,449	$—	$—	$68,620,449

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MUTUAL FUNDS† - 2.6%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	1,274,218	$33,142,418
Guggenheim Strategy Fund II1	577,229	14,436,503
Guggenheim Strategy Fund I1	465,528	11,666,138
Guggenheim Strategy Fund III[1]	377,219	9,438,030
Total Mutual Funds
(Cost $68,629,367)		68,683,089

MONEY MARKET FUND† - 2.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[2]	68,766,131	68,766,131
Total Money Market Fund
(Cost $68,766,131)		68,766,131

	Face Amount~
ASSET-BACKED SECURITIES†† - 36.0%
Collateralized Loan Obligations - 28.1%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.36% (1 Month USD LIBOR +0.88%) due 09/15/34[3,4]	34,400,000	34,360,269
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR +0.92%) due 07/18/26[3,4]	24,000,000	24,041,614
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[3,4]	23,800,000	23,756,585
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.28% (3 Month USD LIBOR +0.92%) due 10/20/27[3,4]	23,000,000	23,010,420
Telos CLO Ltd.
2017-6A, 2.62% (3 Month USD LIBOR + 1.27%) due 01/17/27[3,4]	19,900,000	19,955,221
2013-4A, 4.10% (3 Month USD LIBOR + 2.75%) due 07/17/24[3,4]	500,000	500,858
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[3,4]	20,000,000	20,003,658
CIFC Funding Ltd.
2017-3A, 2.31% (3 Month USD LIBOR +0.95%) due 07/22/26[3,4]	14,500,000	14,514,811
2017-4A, 2.73% (3 Month USD LIBOR + 1.38%) due 10/17/26[3,4]	5,000,000	5,009,550
Fortress Credit BSL II Ltd.
2017-2A, 2.51% (3 Month USD LIBOR + 1.15%) due 10/19/25[3,4]	19,000,000	19,055,703
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.37% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	17,000,000	17,060,224
Hunt CRE Ltd.
2017-FL1, 2.48% (1 Month USD LIBOR + 1.00%) due 08/15/34[3,4]	14,600,000	14,656,718
Oaktree EIF II Series A2 Ltd.
2017-A2, 2.57% (3 Month USD LIBOR + 1.15%) due 11/15/25[3,4]	14,600,000	14,623,950
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[3,4]	9,000,000	9,022,622
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[3,4]	5,000,000	5,006,147
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 2.30% (1 Month USD LIBOR +0.82%) due 10/15/34[3,4]	13,500,000	13,454,905
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[3,4]	13,350,000	13,384,031
Steele Creek CLO Ltd.
2017-1A, 2.77% (3 Month USD LIBOR + 1.33%) due 08/21/26[3,4]	11,300,000	11,353,022
2017-1A, 3.29% (3 Month USD LIBOR + 1.85%) due 08/21/26[3,4]	2,000,000	2,004,710
Vibrant CLO II Ltd.
2017-2A, 2.26% (3 Month USD LIBOR +0.90%) due 07/24/24[3,4]	8,232,909	8,226,155
2017-2A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[3,4]	4,850,000	4,848,437
Vibrant CLO III Ltd.
2016-3A, 2.84% (3 Month USD LIBOR + 1.48%) due 04/20/26[3,4]	8,800,000	8,894,179
2016-3A, 3.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[3,4]	4,000,000	4,016,143
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR +0.83%) due 11/17/27[3,4]	12,000,000	11,998,271
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR +0.87%) due 11/21/27[3,4]	12,000,000	11,984,170

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Collateralized Loan Obligations - 28.1% (continued)
KVK CLO Ltd.
2017-1A, 3.22% (3 Month USD LIBOR + 1.80%) due 05/15/26[3,4]	5,600,000	$5,620,625
2017-2A, 2.54% (3 Month USD LIBOR + 1.18%) due 07/15/26[3,4]	5,000,000	5,004,668
2017-2A, 3.91% (3 Month USD LIBOR + 2.55%) due 07/15/26[3,4]	1,000,000	999,386
2013-1A, due 01/15/28[4,5]	750,000	329,681
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.05% (3 Month USD LIBOR + 1.70%) due 10/15/26[3,4]	5,200,000	5,228,205
2017-5A, 3.40% due 10/15/26[4]	4,000,000	3,992,181
2017-5A, 3.70% (3 Month USD LIBOR + 2.35%) due 10/15/26[3,4]	1,000,000	1,002,241
2017-5A, 4.50% (3 Month USD LIBOR + 3.15%) due 10/15/26[3,4]	1,000,000	999,562
Figueroa CLO Ltd.
2017-2A, 2.88% (3 Month USD LIBOR + 1.25%) due 06/20/27[3,4]	10,000,000	10,051,349
2013-1A, 4.19% (3 Month USD LIBOR + 2.75%) due 03/21/24[3,4]	500,000	501,149
Jamestown CLO III Ltd.
2017-3A, 2.50% (3 Month USD LIBOR + 1.14%) due 01/15/26[3,4]	9,400,000	9,413,064
PFP Ltd.
2017-3, 2.48% (1 Month USD LIBOR + 1.05%) due 01/14/35[3,4]	6,347,456	6,355,392
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[3,4]	3,000,000	2,998,238
Resource Capital Corporation Ltd.
2017-CRE5, 2.28% (1 Month USD LIBOR +0.80%) due 07/15/34[3,4]	9,165,214	9,170,824
Palmer Square CLO Ltd.
2017-1A, 2.39% (3 Month USD LIBOR +0.97%) due 05/15/25[3,4]	8,947,088	8,952,886
Ares XXXIII CLO Ltd.
2016-1A, 2.84% (3 Month USD LIBOR + 1.35%) due 12/05/25[3,4]	8,800,000	8,864,326
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[3,4]	8,100,000	8,098,440
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[3,4]	8,000,000	8,025,574
AIMCO CLO Series 2015-A
2018-AA, 2.413% (3 Month USD LIBOR +0.85%) due 01/15/28[3,4]	8,000,000	7,992,135
NXT Capital CLO LLC
2017-1A, 3.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[3,4]	7,700,000	7,727,058
ACIS CLO Ltd.
2014-4A, 2.80% (3 Month USD LIBOR + 1.42%) due 05/01/26[3,4]	4,000,000	4,000,058
2013-1A, 2.22% (3 Month USD LIBOR +0.87%) due 04/18/24[3,4]	3,676,419	3,675,698
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[3,4]	7,500,000	7,559,259
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.50%) due 07/17/26[3,4]	4,000,000	4,011,510
2017-1A, 2.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[3,4]	3,500,000	3,503,068
TICP CLO II Ltd.
2017-2A, 2.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	4,000,000	4,004,152
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[3,4]	3,500,000	3,508,792
Northwoods Capital X Ltd.
2017-10A, 2.94% (3 Month USD LIBOR + 1.55%) due 11/04/25[3,4]	4,000,000	4,004,609
2017-10A, 2.47% (3 Month USD LIBOR + 1.08%) due 11/04/25[3,4]	3,500,000	3,499,440
Crown Point CLO III Ltd.
2015-3A, 2.27% (3 Month USD LIBOR +0.91%) due 12/31/27[3,4]	7,270,000	7,277,036

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Woodmont Trust
2017-3A, 2.97% (3 Month USD LIBOR + 1.73%) due 10/18/29[3,4]	4,700,000	$4,719,489
2017-2A, 3.15% (3 Month USD LIBOR + 1.80%) due 07/18/28[3,4]	2,500,000	2,520,397
Flagship CLO VIII Ltd.
2017-8A, 3.06% (3 Month USD LIBOR + 1.70%) due 01/16/26[3,4]	6,900,000	6,916,109
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.89% (3 Month USD LIBOR + 2.53%) due 01/15/28[3,4]	6,500,000	6,541,912
A Voce CLO Ltd.
2017-1A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/15/26[3,4]	6,400,000	6,404,335
Avery Point V CLO Ltd.
2017-5A, 2.33% (3 Month USD LIBOR +0.98%) due 07/17/26[3,4]	6,300,000	6,314,657
Venture XIX CLO Ltd.
2016-19A, 3.36% (3 Month USD LIBOR + 2.00%) due 01/15/27[3,4]	6,100,000	6,133,631
OCP CLO 2015-8 Ltd.
2017-8A, 2.20% (3 Month USD LIBOR +0.85%) due 04/17/27[3,4]	6,000,000	6,003,245
Northwoods Capital Ltd.
2017-14A, 2.61% (3 Month USD LIBOR + 1.30%) due 11/12/25[3,4]	5,700,000	5,715,314
Cent CLO LP
2017-21A, 2.58% (3 Month USD LIBOR + 1.21%) due 07/27/26[3,4]	5,500,000	5,515,122
Cent CLO 20 Ltd.
2017-20A, 3.00% (3 Month USD LIBOR + 1.63%) due 01/25/26[3,4]	3,250,000	3,252,026
2017-20A, 2.47% (3 Month USD LIBOR + 1.10%) due 01/25/26[3,4]	2,100,000	2,103,026
Galaxy XVIII CLO Ltd.
2017-18A, 2.53% (3 Month USD LIBOR + 1.17%) due 10/15/26[3,4]	5,300,000	5,314,445
OZLM IX Ltd.
2017-9A, 3.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[3,4]	5,100,000	5,145,350
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 1.63%) due 02/28/26[3,4]	5,100,000	5,128,457
Flagship CLO
2017-8A, 2.61% (3 Month USD LIBOR + 1.25%) due 01/16/26[3,4]	5,000,000	5,024,801
Great Lakes CLO Ltd.
2015-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 07/15/26[3,4]	5,000,000	5,012,116
Atlas Senior Loan Fund IV Ltd.
2017-2A, 2.87% (3 Month USD LIBOR + 1.45%) due 02/17/26[3,4]	5,000,000	4,998,665
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.52% (3 Month USD LIBOR + 1.15%) due 04/25/25[3,4]	4,987,254	4,987,612
Regatta V Funding Ltd.
2017-1A, 2.53% (3 Month USD LIBOR + 1.16%) due 10/25/26[3,4]	4,900,000	4,900,161
Sound Point CLO IV Ltd.
2017-3A, 2.46% (3 Month USD LIBOR + 1.10%) due 01/21/26[3,4]	4,700,000	4,713,452
Symphony CLO XIV Ltd.
2017-14A, 3.21% (3 Month USD LIBOR + 1.85%) due 07/14/26[3,4]	4,700,000	4,707,670
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.07% (3 Month USD LIBOR + 1.70%) due 07/25/29[3,4]	4,700,000	4,702,956
Oaktree EIF I Ltd.
2016-A1, 3.95% (3 Month USD LIBOR + 2.60%) due 10/18/27[3,4]	4,500,000	4,513,969
Shackleton CLO Ltd.
2016-7A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	4,250,000	4,284,197
TICP CLO I Ltd.
2017-1A, 2.97% (3 Month USD LIBOR + 1.60%) due 04/26/26[3,4]	4,250,000	4,272,908
Cerberus Loan Funding XVI, LP
2016-2A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/15/27[3,4]	4,000,000	4,080,906
TCP Waterman CLO Ltd.
2016-1A, 3.64% (3 Month USD LIBOR + 2.05%) due 12/15/28[3,4]	4,000,000	4,061,353

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Collateralized Loan Obligations - 28.1% (continued)
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	4,000,000	$4,054,094
FS Senior Funding Ltd.
2015-1A, 4.01% (3 Month USD LIBOR + 2.65%) due 05/28/25[3,4]	2,000,000	2,008,874
2015-1A, 3.16% (3 Month USD LIBOR + 1.80%) due 05/28/25[3,4]	2,000,000	2,007,988
Newstar Commercial Loan Funding LLC
2017-1A, 3.83% (3 Month USD LIBOR + 2.50%) due 03/20/27[3,4]	3,000,000	3,012,014
2016-1A, 5.21% (3 Month USD LIBOR + 3.75%) due 02/25/28[3,4]	1,000,000	999,988
WhiteHorse VI Ltd.
2016-1A, 3.28% (3 Month USD LIBOR + 1.90%) due 02/03/25[3,4]	4,000,000	4,000,759
Cent CLO Ltd.
2013-19A, 2.71% (3 Month USD LIBOR + 1.33%) due 10/29/25[3,4]	3,850,000	3,851,440
OZLM VIII Ltd.
2017-8A, 2.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[3,4]	3,750,000	3,756,424
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.44% (3 Month USD LIBOR + 1.90%) due 10/10/26[3,4]	2,750,000	2,749,137
2015-6A, 4.24% (3 Month USD LIBOR + 2.70%) due 10/10/26[3,4]	1,000,000	1,000,966
Anchorage Capital CLO 4 Ltd.
2017-4A, 3.06% (3 Month USD LIBOR + 1.68%) due 07/28/26[3,4]	3,500,000	3,511,555
Flagship VII Ltd.
2017-7A, 2.48% (3 Month USD LIBOR + 1.12%) due 01/20/26[3,4]	3,300,000	3,311,244
Catamaran CLO Ltd.
2016-1A, 3.58% (3 Month USD LIBOR + 1.95%) due 12/20/23[3,4]	3,250,000	3,253,172
Marathon CLO VII Ltd.
2017-7A, 3.03% (3 Month USD LIBOR + 1.65%) due 10/28/25[3,4]	3,000,000	3,024,698
Northwoods Capital XIV Ltd.
2017-14A, 3.01% (3 Month USD LIBOR + 1.70%) due 11/12/25[3,4]	3,000,000	3,006,737
Fifth Street SLF II Ltd.
2015-2A, 3.30% (3 Month USD LIBOR + 1.92%) due 09/29/27[3,4]	3,000,000	3,004,682
Regatta IV Funding Ltd.
2017-1A, 2.39% (3 Month USD LIBOR + 1.02%) due 07/25/26[3,4]	3,000,000	2,999,353
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	3,000,000	2,994,564
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[3,4]	2,800,000	2,796,672
Bsprt Issuer Ltd.
2017-FL1, 2.83% (1 Month USD LIBOR + 1.35%) due 06/15/27[3,4]	2,700,000	2,709,266
AMMC CLO XV Ltd.
2016-15A, 3.44% (3 Month USD LIBOR + 1.90%) due 12/09/26[3,4]	2,400,000	2,410,557
Nelder Grove CLO Ltd.
2017-1A, 3.27% (3 Month USD LIBOR + 1.80%) due 08/28/26[3,4]	2,400,000	2,402,995
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 1.56%) due 10/18/28[3,4]	2,300,000	2,332,366
AIMCO CLO Series
2017-AA, 2.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[3,4]	2,200,000	2,200,753
Madison Park Funding XVI Ltd.
2016-16A, 3.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[3,4]	2,000,000	2,017,670
Garrison Funding Ltd.
2016-2A, 3.64% (3 Month USD LIBOR + 2.20%) due 09/29/27[3,4]	2,000,000	2,012,993
OCP CLO Ltd.
2016-2A, 3.45% (3 Month USD LIBOR + 2.00%) due 11/22/25[3,4]	2,000,000	2,010,795
OZLM Funding II Ltd.
2016-2A, 4.13% (3 Month USD LIBOR + 2.75%) due 10/30/27[3,4]	2,000,000	2,007,794
Oaktree CLO 2015-1 Ltd.
2017-1A, 2.37% (3 Month USD LIBOR +0.87%) due 10/20/27[3,4]	2,000,000	2,002,857

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Carlyle Global Market Strategies CLO Ltd.
2013-4A, 2.83% (3 Month USD LIBOR + 1.47%) due 10/15/25[3,4]	2,000,000	$2,000,926
OHA Loan Funding Ltd.
2017-1A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/23/25[3,4]	2,000,000	1,999,594
Recette Clo Ltd.
2017-1A, 2.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[3,4]	2,000,000	1,998,557
Crestline Denali CLO Ltd.
2017-1A, 2.42% (3 Month USD LIBOR + 1.05%) due 10/26/27[3,4]	2,000,000	1,997,830
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[3,4]	2,000,000	1,997,805
LCM XXII Ltd.
2016-22A, 2.64% (3 Month USD LIBOR + 1.28%) due 10/20/28[3,4]	1,725,000	1,729,598
Flatiron CLO Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 1.60%) due 07/17/26[3,4]	1,700,000	1,707,211
Madison Park Funding XIV Ltd.
2017-14A, 2.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[3,4]	1,600,000	1,606,042
Betony CLO Ltd.
2016-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[3,4]	1,500,000	1,511,403
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,500,000	1,395,360
RFTI Issuer Ltd.
2015-FL1, 3.23% (1 Month USD LIBOR + 1.75%) due 08/15/30[3,4]	1,367,809	1,369,997
Symphony CLO XII Ltd.
2017-12A, 2.86% (3 Month USD LIBOR + 1.50%) due 10/15/25[3,4]	1,250,000	1,250,805
Highbridge Loan Management Ltd.
2014-2014, 3.43% (3 Month USD LIBOR + 2.05%) due 07/28/25[3,4]	1,250,000	1,250,000
Cereberus ICQ Levered LLC
2015-1A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/06/25[3,4]	1,038,688	1,038,955
Venture VII CDO Ltd.
2006-7A, 1.59% (3 Month USD LIBOR +0.23%) due 01/20/22[3,4]	1,025,582	1,021,725
Cent CLO
2014-16A, 3.63% (3 Month USD LIBOR + 2.25%) due 08/01/24[3,4]	500,000	500,829
2014-16A, 4.58% (3 Month USD LIBOR + 3.20%) due 08/01/24[3,4]	500,000	500,271
Resource Capital Corp.
2015-CRE3, 4.63% (1 Month USD LIBOR + 3.15%) due 03/15/32[3,4]	1,000,000	1,000,234
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	1,000,000	883,095
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	1,000,000	856,630
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR +0.55%) due 08/01/24[3,4]	569,316	568,929
LMREC, Inc.
2016-CRE2, 2.99% (1 Month USD LIBOR + 1.70%) due 11/24/31[3,4]	534,000	539,340
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.42% (3 Month USD LIBOR + 3.00%) due 08/15/23[3,4]	500,000	502,121
NZCG Funding Ltd.
2015-2A, 3.72% (3 Month USD LIBOR + 2.35%) due 04/27/27[3,4]	500,000	501,848
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.67% (3 Month USD LIBOR + 3.30%) due 07/25/25[3,4]	250,000	247,871
2014-1A, 5.62% (3 Month USD LIBOR + 4.25%) due 07/25/25[3,4]	250,000	240,847
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,6]	500,000	55,352
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	491,478	45,395

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Collateralized Loan Obligations - 28.1% (continued)
Babson CLO Ltd.
2012-2A, due 05/15/23[4,5]	750,000	$9,083
Total Collateralized Loan Obligations		736,881,320
Transport-Aircraft - 2.1%
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[4]	12,500,000	12,534,587
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	5,957,820	5,945,189
2016-1A, 4.88% due 03/17/36[4]	4,372,500	4,452,340
2014-1, 5.13% (WAC) due 12/15/29[3]	813,101	810,975
2014-1, 7.38% (WAC) due 12/15/29[3]	328,761	328,761
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	5,575,628	5,561,689
2015-1A, 4.70% due 12/15/40[4]	3,936,212	3,955,920
AASET Trust
2017-1A, 3.97% due 05/16/42[4]	7,636,000	7,662,768
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR +0.63%) due 03/23/24[3,4]	4,727,440	4,514,705
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[4]	3,541,500	3,581,809
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,481,855	1,481,367
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[4]	1,213,169	1,198,136
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,135,296	1,133,091
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	797,037	798,472
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	487,619	492,434
Rise Ltd.
2014-1A, 4.74% due 02/12/39	301,688	305,082
Total Transport-Aircraft		54,757,325
Whole Business - 1.5%
Domino's Pizza Master Issuer LLC
2017-1A, 3.08% due 07/25/47[4]	6,932,625	6,856,505
2017-1A, 2.62% (3 Month USD LIBOR + 1.25%) due 07/25/47[3,4]	5,236,875	5,246,668
Taco Bell Funding LLC
2016-1A, 4.38% due 05/25/46[4]	3,653,750	3,769,282
2016-1A, 4.97% due 05/25/46[4]	3,456,250	3,631,516
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[4]	6,184,500	6,208,310
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[4]	3,802,475	3,881,224
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	2,577,568	2,579,674
Wendys Funding LLC
2015-1A, 3.37% due 06/15/45[4]	1,722,355	1,726,971
2015-1A, 4.08% due 06/15/45[4]	762,450	780,467
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[4]	1,988,333	2,016,548
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	1,363,113	1,360,926
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	578,957	577,594
Total Whole Business		38,635,685
Transport-Container - 1.2%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[4]	13,551,284	13,557,080
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[4]	8,413,333	8,327,808
2013-2A, 3.67% due 11/17/28[4]	1,719,850	1,721,943
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[4]	3,661,125	3,682,868

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.0% (continued)
Transport-Container - 1.2% (continued)
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[4]	2,799,500	$2,759,695
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[4]	2,357,333	2,349,210
Total Transport-Container		32,398,604
Net Lease - 1.1%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[4]	13,310,667	13,496,874
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[4]	10,557,333	10,788,275
2015-1A, 3.75% due 04/20/45[4]	1,776,000	1,789,251
Store Master Funding LLC
2013-1A, 4.16% due 03/20/43[4]	2,299,325	2,306,945
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[4]	1,000,000	1,002,423
Total Net Lease		29,383,768
Collateralized Debt Obligations - 0.7%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	11,650,000	11,547,121
2016-3A, 3.85% due 10/28/33[4]	1,500,000	1,492,120
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[4]	3,335,032	3,394,846
Putnam Structured Product Funding Ltd.
2003-1A, 2.48% (1 Month USD LIBOR + 1.00%) due 10/15/38[3,4]	1,779,867	1,697,224
H2 Asset Funding Ltd.
, 3.39% due 03/19/37	1,000,000	1,001,772
Total Collateralized Debt Obligations		19,133,083
Automotive - 0.7%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[4]	9,700,000	9,728,369
2017-1A, 2.96% due 10/25/21[4]	1,000,000	998,151
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[4]	4,500,000	4,417,671
2016-2A, 2.95% due 03/25/22[4]	2,000,000	1,993,941
Total Automotive		17,138,132
Single Family Residence - 0.5%
Colony American Finance 2016-1 Ltd.
2016-1, 2.54% due 06/15/48[4]	5,605,986	5,556,292
Progress Residential 2017
2017-SFR2, 2.90% due 12/17/34[4]	5,000,000	4,970,257
CoreVest American Finance 2017-1 Trust
2017-1, 2.97% due 10/15/49[4]	1,995,388	1,990,960
Total Single Family Residence		12,517,509
Transport-Rail - 0.1%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[4]	1,890,506	1,883,115
Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	544,500	544,397
Total Asset-Backed Securities
(Cost $942,850,098)		943,272,938

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5%
Residential Mortgage Backed Securities - 10.3%
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR +0.14%) due 07/25/36[3]	27,901,124	27,188,064
2005-OPT3, 2.02% (1 Month USD LIBOR +0.47%) due 11/25/35[3]	4,000,000	3,934,632
2003-1, 4.93% (1 Month USD LIBOR + 3.38%) due 08/25/31[3]	105,052	104,517
Towd Point Mortgage Trust
2017-5, 2.15% (1 Month USD LIBOR +0.60%) due 02/25/57[3,4]	10,985,419	10,998,831
2017-6, 2.75% (WAC) due 10/25/57[3,4]	5,924,679	5,904,027
2017-1, 2.75% (WAC) due 10/25/56[3,4]	5,757,419	5,750,030
2016-1, 2.75% (WAC) due 02/25/55[3,4]	1,706,912	1,707,321
CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[3,4]	16,313,323	16,393,969
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[3,4]	1,164,650	1,171,786

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage Backed Securities - 10.3% (continued)
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR +0.63%) due 11/25/37[3]	14,600,217	$14,545,602
2006-BC4, 1.72% (1 Month USD LIBOR +0.17%) due 12/25/36[3]	2,338,051	2,260,008
2007-BC1, 1.68% (1 Month USD LIBOR +0.13%) due 02/25/37[3]	453,281	447,850
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.69% (1 Month USD LIBOR +0.14%) due 07/25/36[3]	13,311,389	13,201,050
Fannie Mae Connecticut Avenue Securities
2016-C01, 3.50% (1 Month USD LIBOR + 1.95%) due 08/25/28[3]	6,779,790	6,832,504
2016-C02, 3.70% (1 Month USD LIBOR + 2.15%) due 09/25/28[3]	5,209,825	5,261,147
FirstKey Master Funding
2017-R1, 1.59% (1 Month USD LIBOR +0.22%) due 11/03/41†††,3,4	10,822,535	10,682,468
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.69% (1 Month USD LIBOR +0.14%) due 11/25/36[3]	5,313,199	5,188,207
2006-HE3, 1.91% (1 Month USD LIBOR +0.36%) due 04/25/36[3]	4,000,000	3,963,699
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.40% (1 Month USD LIBOR + 1.85%) due 10/25/27[3]	5,000,000	5,122,638
2014-DN1, 3.75% (1 Month USD LIBOR + 2.20%) due 02/25/24[3]	2,751,743	2,834,920
2015-DNA1, 2.45% (1 Month USD LIBOR +0.90%) due 10/25/27[3]	805,879	806,783
Deephaven Residential Mortgage Trust 2017-3
2017-3A, 2.58% (WAC) due 10/25/47[3,4]	7,971,552	7,971,056
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR +0.17%) due 09/25/36[3]	5,715,670	5,376,182
2006-5, 1.84% (1 Month USD LIBOR +0.29%) due 08/25/36[3]	2,558,752	2,510,183
Bayview Opportunity Master Fund IVb Trust
2017-RPL1, 3.10% due 07/28/32[4]	3,256,837	3,261,462
2017-RN1, 3.60% (WAC) due 02/28/32[3,4]	2,481,346	2,481,402
2017-NPL1, 3.60% due 01/28/32[4]	1,887,606	1,889,878
First NLC Trust
2005-4, 1.94% (1 Month USD LIBOR +0.39%) due 02/25/36[3]	7,963,471	7,548,664
Nationstar Home Equity Loan Trust
2007-B, 1.54% (1 Month USD LIBOR +0.22%) due 04/25/37[3]	7,581,202	7,506,398
Park Place Securities Incorporated Asset Backed Pass Through Certificates Series
2005-WHQ3, 2.50% (1 Month USD LIBOR +0.95%) due 06/25/35[3]	7,025,000	7,031,108
CSMC Series
2015-12R, 1.83% (1 Month USD LIBOR +0.50%) due 11/30/37[3,4]	5,850,141	5,832,847
2014-2R, 1.53% (1 Month USD LIBOR +0.20%) due 02/27/46[3,4]	327,983	308,991
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 2.27% (1 Month USD LIBOR +0.72%) due 07/25/34[3]	5,577,253	5,606,135
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.74% (1 Month USD LIBOR +0.19%) due 12/25/36[3]	5,199,220	5,184,843
GSMSC Resecuritization Trust
2015-5R, 1.46% (1 Month USD LIBOR +0.14%) due 02/26/37[3,4]	2,820,516	2,671,823
2015-7R, 1.51% (1 Month USD LIBOR +0.15%) due 09/26/37[3,4]	2,565,324	2,444,749
CIM Trust
2017-2, 3.36% (1 Month USD LIBOR + 2.00%) due 12/25/57[3,4]	4,353,738	4,399,016

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage Backed Securities - 10.3% (continued)
GSAMP Trust
2005-HE6, 1.99% (1 Month USD LIBOR +0.44%) due 11/25/35[3]	337,311	$338,283
2002-HE2, 2.54% (1 Month USD LIBOR + 1.04%) due 10/20/32[3,4]	4,351,120	4,376,676
LSTAR Securities Investment Limited
2017-6, 3.32% (1 Month USD LIBOR + 1.75%) due 09/01/22[3,4]	4,334,922	4,337,631
Banc of America Funding Trust
2015-R4, 1.50% (1 Month USD LIBOR +0.17%) due 01/27/35[3,4]	4,020,873	3,813,276
Ellington Loan Acquisition Trust
2007-2, 2.50% (1 Month USD LIBOR +0.95%) due 05/25/37[3,4]	3,645,546	3,651,527
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[3,4]	3,622,226	3,598,635
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.73% (1 Month USD LIBOR +0.18%) due 04/25/35[3]	3,290,524	3,283,056
New Residential Mortgage Loan Trust
2017-5A, 3.05% (1 Month USD LIBOR + 1.50%) due 06/25/57[3,4]	3,120,970	3,197,240
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[4]	2,851,265	2,864,202
GCAT, LLC
2017-1, 3.38% due 03/25/47[4]	2,362,510	2,361,064
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.57% (1 Month USD LIBOR + 1.02%) due 04/25/35[3]	2,000,000	2,011,957
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[4]	1,940,501	1,943,303
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.84% (1 Month USD LIBOR +0.29%) due 01/25/36[3]	1,947,760	1,926,707
First Franklin Mortgage Loan Trust
2004-FF10, 2.83% (1 Month USD LIBOR + 1.28%) due 07/25/34[3]	1,683,759	1,707,163
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.80% (1 Month USD LIBOR +0.25%) due 12/25/35[3]	1,623,123	1,630,386
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.85% (1 Month USD LIBOR +0.30%) due 04/25/36[3]	1,776,707	1,621,045
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.93% (1 Month USD LIBOR +0.38%) due 12/25/35[3]	1,500,000	1,461,553
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[4]	1,367,720	1,365,226
Nomura Resecuritization Trust
2015-4R, 2.39% (1 Month USD LIBOR +0.43%) due 03/26/36[3,4]	1,403,408	1,348,954
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	1,260,494	1,263,316
Structured Asset Investment Loan Trust
2005-2, 2.29% (1 Month USD LIBOR +0.74%) due 03/25/35[3]	834,689	835,971
2005-1, 2.27% (1 Month USD LIBOR +0.72%) due 02/25/35[3,4]	387,413	386,556
Encore Credit Receivables Trust
2005-4, 1.99% (1 Month USD LIBOR +0.44%) due 01/25/36[3]	1,077,390	1,071,786
NRPL Trust
2015-1A, 3.88% due 11/01/54[4]	1,051,234	1,049,971
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	452,272	479,320
Nationstar HECM Loan Trust
2016-3A, 2.01% due 08/25/26[4]	420,538	420,664
BCAP LLC
2014-RR3, 1.40% (WAC) due 10/26/36[3,4]	331,006	327,579

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Residential Mortgage Backed Securities - 10.3% (continued)
First Frankin Mortgage Loan Trust
2006-FF4, 1.74% (1 Month USD LIBOR +0.19%) due 03/25/36[3]	318,617	$318,239
Accredited Mortgage Loan Trust
2007-1, 1.68% (1 Month USD LIBOR +0.13%) due 02/25/37[3]	149,398	148,636
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[4]	153,208	129,409
GreenPoint Mortgage Funding Trust
2005-HE4, 2.03% (1 Month USD LIBOR +0.47%) due 07/25/30[3]	83,772	83,614
Total Residential Mortgage Backed Securities		269,677,735
Commercial Mortgage Backed Securities - 5.2%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.23% (1 Month USD LIBOR +0.75%) due 12/15/22[3,4]	9,000,000	9,000,000
2016-C37, 1.03% (WAC) due 12/15/49[3]	38,429,281	2,128,125
2017-C38, 1.09% (WAC) due 07/15/50[3]	25,925,923	1,989,312
2016-C32, 1.35% (WAC) due 01/15/59[3]	23,000,776	1,784,814
2015-LC22, 0.89% (WAC) due 09/15/58[3]	24,389,694	1,236,499
2017-C42, 0.90% (WAC) due 12/15/50[3]	15,000,000	1,080,227
2017-RB1, 1.29% (WAC) due 03/15/50[3]	9,975,199	924,927
2016-NXS5, 1.55% (WAC) due 01/15/59[3]	6,890,319	564,082
BHMS Mortgage Trust
2014-ATLS, 4.24% due 07/05/33[4]	15,000,000	15,146,594
2014-ATLS, 2.86% (1 Month USD LIBOR + 1.50%) due 07/05/33[3,4]	1,300,000	1,306,039
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR +0.85%) due 05/08/30[3,4]	15,500,000	15,519,364
Chicago Skyscraper Trust
2017-SKY, 2.28% (1 Month USD LIBOR +0.80%) due 02/01/19[3,4]	9,000,000	9,014,378
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	3,500,000	3,854,362
2010-ARTA, 6.81% due 01/14/29[4]	2,605,000	2,844,854
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[3,4]	6,353,165	6,327,550
2015-NRF, 2.55% (1 Month USD LIBOR + 1.30%) due 12/15/34[3,4]	286,710	286,799
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% (WAC) due 10/05/31[3,4]	3,000,000	2,957,786
2014-CBM, 3.43% (1 Month USD LIBOR + 1.95%) due 10/15/29[3,4]	1,100,000	1,100,001
2014-FL5, 3.58% (1 Month USD LIBOR + 2.10%) due 07/15/31[3,4]	1,000,000	993,207
GS Mortgage Securities Corporation Trust
2017-STAY, 2.33% (1 Month USD LIBOR +0.85%) due 07/15/32[3,4]	2,800,000	2,784,967
2017-STAY, 2.58% (1 Month USD LIBOR + 1.10%) due 07/15/32[3,4]	2,300,000	2,258,330
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.03% (WAC) due 03/15/50[3]	57,795,294	4,052,375
2016-C2, 1.70% (WAC) due 06/15/49[3]	8,874,671	814,572
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50[3]	33,731,306	2,594,433
2016-UB10, 2.00% (WAC) due 07/15/49[3]	19,264,411	2,079,258
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[3]	62,995,977	4,467,706
BANK
2017-BNK7, 0.83% (WAC) due 09/15/60[3]	35,143,785	2,045,818
2017-BNK4, 1.46% (WAC) due 05/15/50[3]	14,326,056	1,367,484
2017-BNK6, 0.88% (WAC) due 07/15/60[3]	15,559,376	953,144
CGGS Commercial Mortgage Trust
2016-RNDA, 4.39% due 02/10/33[4]	4,339,015	4,337,419

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 19.5% (continued)
Commercial Mortgage Backed Securities - 5.2% (continued)
Morgan Stanley Capital I Trust
2017-H1, 1.46% (WAC) due 06/15/50[3]	30,944,201	$2,930,295
2015-XLF1, 3.68% (1 Month USD LIBOR + 2.20%) due 08/13/19[3,4]	1,135,000	1,139,710
UBS Commercial Mortgage Trust
2017-C2, 1.16% (WAC) due 08/15/50[3]	33,120,677	2,683,275
2017-C5, 1.04% (WAC) due 11/15/50[3]	14,092,369	1,018,451
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.02% (WAC) due 12/15/47[3]	36,712,233	2,142,963
2017-C34, 0.83% (WAC) due 11/15/52[3]	24,824,470	1,526,045
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[3]	48,173,238	3,335,534
Citigroup Commercial Mortgage Trust
2017-P7, 1.14% (WAC) due 04/14/50[3]	23,252,658	1,855,071
2016-C2, 1.79% (WAC) due 08/10/26[3]	6,745,083	794,092
2016-GC37, 1.80% (WAC) due 04/10/49[3]	3,811,317	430,666
VSD
2017-PLT1 A, 3.60% due 12/25/43	2,912,693	2,911,521
CD Commercial Mortgage Trust
2017-CD4, 1.33% (WAC) due 05/10/50[3]	17,250,327	1,532,347
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50[3]	22,468,086	1,374,022
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.86% (WAC) due 01/15/47[3]	31,310,804	1,166,243
CSAIL Commercial Mortgage Trust
2016-C6, 1.81% (WAC) due 01/15/49[3]	9,937,298	1,038,247
CD 2017-CD6 Mortgage Trust
2017-CD6, 0.99% (WAC) due 11/13/50[3]	14,989,706	1,001,476
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[3]	11,584,864	933,852
Americold LLC
2010-ARTA, 4.95% due 01/14/29[4]	840,000	890,067
CD Mortgage Trust
2016-CD1, 1.44% (WAC) due 08/10/49[3]	7,033,138	643,937
LSTAR Commercial Mortgage Trust
2014-2, 4.21% (WAC) due 01/20/41[3,4]	500,000	498,814
GE Business Loan Trust
2007-1A, 1.65% (1 Month USD LIBOR +0.17%) due 04/16/35[3,4]	328,569	319,352
Total Commercial Mortgage Backed Securities		135,980,406
Government Agency - 4.0%
Fannie Mae
3.11% due 01/01/28	10,500,000	10,709,578
3.08% due 11/01/27	5,000,000	5,080,178
2.99% due 02/01/30	4,000,000	4,003,807
3.14% due 01/01/30	3,500,000	3,546,917
3.13% due 01/01/30	3,050,000	3,086,134
3.23% due 01/01/30	3,000,000	3,065,002
3.12% due 01/01/30†††	3,000,000	3,034,583
3.01% due 12/01/27	3,000,000	3,028,930
3.21% due 08/01/27	2,200,000	2,239,748
3.17% due 01/01/30	1,700,000	1,731,238
3.22% due 01/01/30	1,300,000	1,330,202
Freddie Mac Multifamily Structured Pass Through Certificates
2017-K070, 3.30% (WAC) due 11/25/27[3]	20,000,000	20,687,898
2017-KGX1, 3.00% due 10/25/27	12,500,000	12,503,467
2013-K035, 0.41% (WAC) due 08/25/23[3,7]	109,691,944	2,129,428
Seasoned Credit Risk Transfer Trust Series
2017-4, 2.25% due 06/25/57	20,450,000	20,375,235
2017-4, 3.50% due 06/25/57	9,950,000	10,168,044
Total Government Agency		106,720,389
Total Collateralized Mortgage Obligations
(Cost $507,682,540)		512,378,530

FOREIGN GOVERNMENT DEBT†† - 18.6%
Kingdom of Spain
due 01/19/18[13]	EUR	31,200,000	37,442,957
due 03/09/18[13]	EUR	29,537,000	35,470,588
Total Kingdom of Spain			72,913,545

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

		Face Amount~	Value
FOREIGN GOVERNMENT DEBT†† - 18.6% (continued)
Republic of France
due 01/17/18[13]	EUR	58,610,000	$70,339,243
due 01/31/18[13]	EUR	495,000	594,240
due 01/10/18[13]	EUR	495,000	593,293
Total Republic of France			71,526,776
Government of United Kingdom
due 01/02/18[13]	GBP	27,700,000	37,396,552
due 01/08/18[13]	GBP	11,470,000	15,484,616
Total Government of United Kingdom			52,881,168
Republic of Portugal
due 01/19/18[13]	EUR	43,008,000	51,607,794
Kingdom of Sweden
due 01/17/18[13]	SEK	403,500,000	49,206,305
Republic of Hungary
due 02/28/18[13]	HUF	9,495,170,000	36,659,004
2.50% due 06/22/18	HUF	2,925,000,000	11,426,688
due 02/07/18[13]	HUF	319,900,000	1,235,120
due 05/23/18[13]	HUF	250,000,000	964,990
Total Republic of Hungary			49,050,682
Republic of Italy
due 01/31/18[13]	EUR	39,290,000	47,154,741
Government of Japan
due 01/22/18[13]	JPY	3,828,000,000	33,973,181
due 02/13/18[13]	JPY	280,000,000	2,485,213
Total Government of Japan			36,458,394
Denmark Treasury Bill
due 03/01/18[13]	DKK	97,600,000	15,748,411
Czech Republic Government Bond
0.85% due 03/17/18	CSK	331,820,000	15,612,028
Kingdom of Hungary
due 02/21/18[13]	HUF	2,969,000,000	11,463,144
4.00% due 04/25/18	HUF	628,230,000	2,456,013
Total Kingdom of Hungary			13,919,157
State of Israel
due 01/31/18[13]	ILS	21,340,000	6,377,285
Republic of Italy
due 01/12/18[13]	EUR	2,578,000	3,093,353
Total Foreign Government Debt
(Cost $478,357,882)			486,784,759

CORPORATE BONDS†† - 16.6%
Financial - 11.9%
Station Place Securitization Trust
2.30% (1 Month USD LIBOR +0.75%) due 08/24/18[3,4]	21,900,000	21,900,000
2.19% (1 Month USD LIBOR +0.90%) due 07/24/18[3,4]	19,600,000	19,600,000
2.29% (1 Month USD LIBOR + 1.00%) due 08/24/18[3,4]	6,550,000	6,550,000
2.45% (1 Month USD LIBOR +0.90%) due 02/25/49[3,4]	6,366,667	6,369,036
2.80% (1 Month USD LIBOR + 1.25%) due 02/25/49[3,4]	3,333,333	3,334,572
2.68% (1 Month USD LIBOR + 1.13%) due 02/25/49[3,4]	1,000,000	1,000,372
Capital One Financial Corp.
2.17% (3 Month USD LIBOR +0.76%) due 05/12/20[3]	22,900,000	23,005,165
1.83% (3 Month USD LIBOR +0.45%) due 10/30/20[3]	1,200,000	1,199,622
Station Place Securitization Trust Series
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[3,4]	23,000,000	23,000,000
Sumitomo Mitsui Trust Bank Ltd.
2.05% (3 Month USD LIBOR +0.44%) due 09/19/19[3,4]	14,350,000	14,345,921
2.26% (3 Month USD LIBOR +0.91%) due 10/18/19[3,4]	7,600,000	7,664,453
Mitsubishi UFJ Financial Group, Inc.
2.16% (3 Month USD LIBOR +0.79%) due 07/25/22[3]	14,650,000	14,704,424
2.62% (3 Month USD LIBOR + 1.06%) due 09/13/21[3]	5,990,000	6,074,972
3.36% (3 Month USD LIBOR + 1.88%) due 03/01/21[3]	1,100,000	1,144,331
Citigroup, Inc.
6.25% [8,9]	13,057,000	14,401,871
5.95% [8,9]	6,250,000	6,656,250
Citizens Bank North America/Providence RI
2.27% (3 Month USD LIBOR +0.81%) due 05/26/22[3]	12,200,000	12,254,338
2.03% (3 Month USD LIBOR +0.57%) due 05/26/20[3]	8,050,000	8,072,227
Goldman Sachs Group, Inc.
2.40% (3 Month USD LIBOR +0.73%) due 12/27/20[3]	15,700,000	15,757,773
2.79% (3 Month USD LIBOR + 1.20%) due 09/15/20[3]	1,000,000	1,018,936
Mizuho Financial Group, Inc.
2.42% (3 Month USD LIBOR +0.88%) due 09/11/22[3]	16,450,000	16,561,202
Morgan Stanley
2.21% (3 Month USD LIBOR +0.80%) due 02/14/20[3]	13,650,000	13,704,406
2.58% (3 Month USD LIBOR +0.98%) due 06/16/20[3]	1,650,000	1,669,901

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 16.6% (continued)
Financial - 11.9% (continued)
Credit Agricole S.A.
2.51% (3 Month USD LIBOR +0.97%) due 06/10/20[3,4]	11,550,000	$11,714,264
Bank of America Corp.
6.30% [8,9]	5,151,000	5,820,630
1.97% (3 Month USD LIBOR +0.65%) due 04/15/26[3]	4,200,000	4,219,495
JPMorgan Chase & Co.
2.16% (3 Month USD LIBOR +0.68%) due 06/01/21[3]	8,100,000	8,145,549
6.10% [8,9]	959,000	1,053,749
6.00% [8,9]	608,222	653,869
Sumitomo Mitsui Financial Group, Inc.
2.33% (3 Month USD LIBOR +0.97%) due 01/11/22[3]	5,000,000	5,050,853
3.22% (3 Month USD LIBOR + 1.68%) due 03/09/21[3]	1,000,000	1,034,140
2.50% (3 Month USD LIBOR + 1.14%) due 10/19/21[3]	702,000	714,017
UBS Group Funding Switzerland AG
3.14% (3 Month USD LIBOR + 1.78%) due 04/14/21[3,4]	5,700,000	5,915,027
Swedbank AB
2.27% (3 Month USD LIBOR +0.70%) due 03/14/22[3,4]	5,800,000	5,855,998
KeyCorp
5.00% [8,9]	5,306,000	5,465,180
Credit Suisse Group AG
2.77% (3 Month USD LIBOR + 1.20%) due 12/14/23[3,4]	5,250,000	5,299,743
Wells Fargo & Co.
5.90% [8,9]	3,709,766	3,968,337
5.88% [8,9]	1,050,000	1,162,927
Westpac Banking Corp.
2.21% (3 Month USD LIBOR +0.85%) due 01/11/22[3]	5,000,000	5,065,736
American Equity Investment Life Holding Co.
5.00% due 06/15/27	500,000	518,098
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[4]	330,000	337,425
Lincoln Finance Ltd.
7.38% due 04/15/21[4]	100,000	104,250
Total Financial		312,089,059
Consumer, Non-cyclical - 2.0%
Express Scripts Holding Co.
2.23% (3 Month USD LIBOR +0.75%) due 11/30/20[3]	24,500,000	24,510,940
Kraft Heinz Foods Co.
1.98% (3 Month USD LIBOR +0.57%) due 02/10/21[3]	16,200,000	16,240,701
Allergan Funding SCS
2.80% (3 Month USD LIBOR + 1.26%) due 03/12/20[3]	11,300,000	11,463,591
Total Consumer, Non-cyclical		52,215,232
Communications - 1.6%
AT&T, Inc.
2.30% (3 Month USD LIBOR +0.89%) due 02/14/23[3]	20,500,000	20,659,796
Discovery Communications LLC
2.34% (3 Month USD LIBOR +0.71%) due 09/20/19[3]	11,000,000	11,060,842
Deutsche Telekom International Finance BV
1.93% (3 Month USD LIBOR +0.58%) due 01/17/20[3,4]	9,400,000	9,424,257
Verizon Communications, Inc.
2.60% (3 Month USD LIBOR + 1.00%) due 03/16/22[3]	2,300,000	2,345,280
Total Communications		43,490,175
Energy - 0.6%
Equities Corp.
2.10% (3 Month USD LIBOR +0.77%) due 10/01/20[3]	11,450,000	11,474,274
Phillips 66
2.01% (3 Month USD LIBOR +0.65%) due 04/15/19[3]	4,100,000	4,102,387
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[6,10]	390,900	42,999
Total Energy		15,619,660
Industrial - 0.2%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxemburg
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[3,4]	5,500,000	5,582,500
CNH Industrial Capital LLC
3.63% due 04/15/18	850,000	854,403
Total Industrial		6,436,903
Basic Materials - 0.2%
Yamana Gold, Inc.
4.63% due 12/15/27	3,000,000	3,015,639
4.95% due 07/15/24	1,375,000	1,438,435
Total Basic Materials		4,454,074
Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19	1,740,000	1,743,480
Consumer, Cyclical - 0.0%
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[4]	475,000	482,125
Total Corporate Bonds
(Cost $434,737,049)		436,530,708

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,3 - 1.2%
Technology - 0.7%
Misys Ltd.
4.98% (3 Month USD LIBOR + 3.50%) due 06/13/24	7,930,125	$7,949,395
MA Financeco LLC
4.07% (1 Month USD LIBOR + 2.50%) due 11/19/21	5,000,000	4,998,950
Epicor Software
5.32% (1 Month USD LIBOR + 3.75%) due 06/01/22	4,245,050	4,252,649
Internet Brands, Inc.
5.34% (3 Month USD LIBOR + 3.75%) due 09/13/24	1,095,628	1,098,093
Total Technology		18,299,087
Consumer, Non-cyclical - 0.2%
DJO Finance LLC
4.70% (1 Month USD LIBOR + 3.25%) due 06/08/20	1,994,894	1,965,330
Smart & Final Stores LLC
5.19% (3 Month USD LIBOR + 3.50%) due 11/15/22	1,770,796	1,725,782
Albertson's LLC
4.67% (3 Month USD LIBOR + 3.00%) due 12/21/22	1,234,445	1,208,349
Grocery Outlet, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 10/21/21	664,935	664,523
American Tire Distributors, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 09/01/21	1,751	1,762
Total Consumer, Non-cyclical		5,565,746
Communications - 0.2%
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23	4,298,301	4,094,132
Neustar, Inc.
4.65% (3 Month USD LIBOR + 3.25%) due 01/08/20	658,558	667,890
Total Communications		4,762,022
Industrial - 0.1%
CHI Overhead Doors, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/29/22	991,950	991,335
Engility Corp.
4.32% (1 Month USD LIBOR + 2.75%) due 08/12/20	875,000	879,996
Filtration Group Corp.
4.38% (3 Month USD LIBOR + 3.00%) due 11/23/20	6,840	6,892
Total Industrial		1,878,223
Consumer, Cyclical - 0.0%
Advantage Sales & Marketing LLC
4.63% (3 Month USD LIBOR + 3.25%) due 07/23/21	1,077,031	1,048,425
PetSmart Inc
4.57% (1 Month USD LIBOR + 3.00%) due 03/11/22	785,894	626,507
Total Consumer, Cyclical		1,674,932
Financial - 0.0%
iStar, Inc.
4.45% (1 Month USD LIBOR + 3.00%) due 10/01/21	300,000	302,250
Total Senior Floating Rate Interests
(Cost $32,822,270)		32,482,260

COMMERCIAL PAPER†† - 1.3%
Hewlett-Packard Co.
1.69% due 01/16/18[11]	30,000,000	29,978,875
American Water Capital Corp.
1.90% due 01/10/18[11]	3,400,000	3,398,385
Total Commercial Paper
(Cost $33,377,260)		33,377,260

REPURCHASE AGREEMENT††,12 - 2.2%
BNP Paribas issued 12/20/17 at 2.00% due 02/05/18	57,455,300	57,455,300
Total Repurchase Agreement
(Cost $57,455,300)		57,455,300
Total Investments - 100.6%
(Cost $2,624,677,897)		$2,639,730,975
Other Assets & Liabilities, net - (0.6)%		(15,187,292)
Total Net Assets - 100.0%		$2,624,543,683

CENTRALLY CLEARED INTEREST RATE SWAPS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Value and Unrealized Loss
BOA Merrill Lynch	CME	Receive	3 Month USD-LIBOR	2.24%	Quarterly	08/11/27	$94,700,000	$(88,580)	$(88,580)

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/Depreciation
Barclays	521,000,000	MXN	01/04/18	$29,029,921	$26,493,585	$2,536,336
Bank of America	303,300,000	SEK	01/17/18	37,400,579	37,013,391	387,188
Citigroup	6,315,170,000	HUF	02/28/18	24,634,222	24,495,982	138,240
Morgan Stanley	280,000,000	JPY	02/13/18	2,512,405	2,490,053	22,352
Goldman Sachs	653,359,200	HUF	04/25/18	2,561,181	2,540,986	20,195
Bank of America	814,875,000	HUF	06/22/18	3,196,215	3,179,568	16,647
Goldman Sachs	2,183,250,000	HUF	06/22/18	8,525,323	8,518,843	6,480
Goldman Sachs	250,000,000	HUF	05/23/18	978,588	973,822	4,766
Morgan Stanley	495,000	EUR	01/10/18	585,590	594,181	(8,591)
Goldman Sachs	495,000	EUR	01/31/18	585,887	595,081	(9,194)
Goldman Sachs	2,578,000	EUR	01/12/18	3,059,809	3,094,990	(35,181)
Bank of America	319,900,000	HUF	02/07/18	1,202,858	1,239,373	(36,515)
Goldman Sachs	3,828,000,000	JPY	01/22/18	33,955,696	34,005,533	(49,837)
Goldman Sachs	11,793,600	ILS	01/31/18	3,301,218	3,397,431	(96,213)
Citigroup	10,400,000	ILS	01/31/18	2,894,739	2,995,971	(101,232)
Morgan Stanley	17,230,000	EUR	01/17/18	20,551,255	20,692,744	(141,489)
Citigroup	27,854,770	CZK	03/19/18	1,152,905	1,317,692	(164,787)
Goldman Sachs	11,470,000	GBP	01/08/18	15,308,585	15,488,216	(179,631)
Goldman Sachs	100,200,000	SEK	01/17/18	12,027,657	12,227,965	(200,308)
Goldman Sachs	3,180,000,000	HUF	02/28/18	12,055,684	12,334,937	(279,253)
Barclays	2,969,000,000	HUF	02/21/18	11,225,377	11,511,876	(286,499)
Goldman Sachs	113,960,500	CZK	03/19/18	5,065,490	5,390,993	(325,503)
Morgan Stanley	97,600,000	DKK	03/01/18	15,459,304	15,788,401	(329,097)
Morgan Stanley	39,290,000	EUR	01/31/18	46,866,291	47,233,791	(367,500)
Morgan Stanley	29,537,000	EUR	03/09/18	34,951,870	35,584,451	(632,581)
Morgan Stanley	31,200,000	EUR	01/19/18	36,823,800	37,475,720	(651,920)
Goldman Sachs	27,700,000	GBP	01/02/18	36,673,138	37,396,552	(723,414)
Goldman Sachs	43,008,000	EUR	01/19/18	50,828,616	51,658,839	(830,223)
Goldman Sachs	41,380,000	EUR	01/17/18	48,859,021	49,696,212	(837,191)
Bank of America	192,825,200	CZK	03/19/18	7,941,859	9,121,750	(1,179,891)
						$(4,333,846)

Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Depreciation
Goldman Sachs	521,000,000	MXN	01/04/18	$28,186,540	$26,493,585	(1,692,955)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.
[3]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[4]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,284,498,658 (cost $1,282,258,116), or 48.9% of total net assets.
[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $98,351 (cost $960,036), or 0.0% of total net assets — See Note 8.
[7]	Maturity date indicated is next interest reset date.
[8]	Perpetual maturity.
[9]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[10]	Security is in default of interest and/or principal obligations.
[11]	Rate indicated is the effective yield at the time of purchase.
[12]	Repurchase Agreement — See Note 4.
[13]	Zero coupon rate security.

REIT — Real Estate Investment Trust

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

WAC — Weighted Average Coupon

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HUF — Hungarian Forint

ILS — Israeli New Shekel

JPY — Japanese Yen

MXN — Mexican Peso

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$943,272,938	$—	$—	$943,272,938
Collateralized Mortgage Obligations	—	498,661,479	—	13,717,051	512,378,530
Commercial Paper	—	33,377,260	—	—	33,377,260
Corporate Bonds	—	436,530,708	—	—	436,530,708
Forward Foreign Currency Exchange Contracts	—	—	3,132,204	—	3,132,204
Foreign Government Debt	—	486,784,759	—	—	486,784,759
Money Market Fund	68,766,131	—	—	—	68,766,131
Mutual Funds	68,683,089	—	—	—	68,683,089
Repurchase Agreement	—	57,455,300	—	—	57,455,300
Senior Floating Rate Interests	—	32,482,260	—	—	32,482,260
Total Assets	$137,449,220	$2,488,564,704	$3,132,204	$13,717,051	$2,642,863,179

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$9,159,005	$—	$9,159,005
Interest Rate Swaps	—	—	88,580	—	88,580
Total Liabilities	$—	$—	$9,247,585	$—	$9,247,585

* Other financial instruments include forward foreign currency exchange contracts and swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by the GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by the GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Limited Duration Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Floating Rate Strategies Fund - Institutional Class	$27,278,433	$5,915,127	$–	$–	$(51,142)	$33,142,418	1,274,218	$314,194	$–
Guggenheim Strategy Fund I	12,599,724	89,214	(1,000,000)	10,349	(33,149)	11,666,138	465,528	84,874	4,412
Guggenheim Strategy Fund II	14,349,646	115,596	–	–	(28,739)	14,436,503	577,229	107,957	7,679
Guggenheim Strategy Fund III	9,381,097	64,465	–	–	(7,532)	9,438,030	377,219	62,290	2,296
	$63,608,900	$6,184,402	$(1,000,000)	$10,349	$(120,562)	$68,683,089		$569,315	$14,387

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 3.0%
Consumer, Non-cyclical - 0.9%
JM Smucker Co.	22,203	$2,758,501
Conagra Brands, Inc.	71,634	2,698,453
US Foods Holding Corp.*	82,584	2,636,907
Eli Lilly & Co.	28,838	2,435,657
Gilead Sciences, Inc.	33,196	2,378,161
United Therapeutics Corp.*	15,731	2,327,401
Western Union Co.	120,867	2,297,682
Pfizer, Inc.	62,574	2,266,430
Mylan N.V.*	48,825	2,065,786
Cardinal Health, Inc.	33,633	2,060,694
McKesson Corp.	12,244	1,909,452
Johnson & Johnson	13,608	1,901,310
Zimmer Biomet Holdings, Inc.	14,792	1,784,951
Edgewell Personal Care Co.*	29,959	1,779,265
Kroger Co.	58,352	1,601,762
Performance Food Group Co.*	47,022	1,556,428
Tyson Foods, Inc. — Class A	16,550	1,341,709
Horizon Pharma plc*	87,975	1,284,435
WellCare Health Plans, Inc.*	6,271	1,261,161
Abbott Laboratories	20,948	1,195,502
Bioverativ, Inc.*	22,056	1,189,260
Merck & Company, Inc.	20,301	1,142,337
Travelport Worldwide Ltd.	87,127	1,138,750
Biogen, Inc.*	3,240	1,032,167
Darling Ingredients, Inc.*	56,481	1,024,001
Medtronic plc	11,226	906,499
Prestige Brands Holdings, Inc.*	19,953	886,113
SpartanNash Co.	33,006	880,600
CoreLogic, Inc.*	18,835	870,365
USANA Health Sciences, Inc.*	11,412	845,059
Humana, Inc.	3,289	815,902
Ingredion, Inc.	5,768	806,366
Cardtronics plc — Class A*	40,007	740,930
Sanderson Farms, Inc.	4,831	670,446
TreeHouse Foods, Inc.*	12,604	623,394
Sabre Corp.	30,205	619,202
AbbVie, Inc.	6,273	606,662
Dean Foods Co.	51,853	599,421
Boston Beer Company, Inc. — Class A*	3,081	588,779
Pilgrim's Pride Corp.*	18,906	587,220
Allergan plc	3,547	580,218
Spectrum Brands Holdings, Inc.	4,722	530,753
Baxter International, Inc.	8,168	527,980
Targus Group International Equity, Inc†††,1,2	12,773	24,648
Total Consumer, Non-cyclical		57,778,719
Industrial - 0.6%
Fluor Corp.	55,553	2,869,312
Owens Corning	30,431	2,797,826
Cummins, Inc.	15,316	2,705,418
Energizer Holdings, Inc.	49,570	2,378,368
Genesee & Wyoming, Inc. — Class A*	28,426	2,237,979
AGCO Corp.	28,080	2,005,754
Greenbrier Companies, Inc.	37,468	1,997,045
Tech Data Corp.*	20,092	1,968,413
Kirby Corp.*	27,195	1,816,626
Regal Beloit Corp.	22,761	1,743,493
Snap-on, Inc.	9,056	1,578,461
Norfolk Southern Corp.	10,529	1,525,652
Timken Co.	29,971	1,473,075
Benchmark Electronics, Inc.*	46,027	1,339,386
EMCOR Group, Inc.	14,793	1,209,328
EnerSys	17,305	1,204,947
Crane Co.	9,908	883,992
Rexnord Corp.*	27,623	718,750
Applied Industrial Technologies, Inc.	9,607	654,237
L3 Technologies, Inc.	3,258	644,595
Gibraltar Industries, Inc.*	18,887	623,271
Sanmina Corp.*	18,725	617,925
Ingersoll-Rand plc	6,026	537,459
Belden, Inc.	6,933	535,020
Vishay Intertechnology, Inc.	25,039	519,559
Louisiana-Pacific Corp.*	19,216	504,612
Owens-Illinois, Inc.*	21,874	484,947
Total Industrial		37,575,450
Technology - 0.4%
CA, Inc.	76,775	2,555,072
International Business Machines Corp.	14,859	2,279,668
HP, Inc.	94,642	1,988,428
NetApp, Inc.	35,082	1,940,736
DXC Technology Co.	16,036	1,521,816
Convergys Corp.	61,447	1,444,005
First Data Corp. — Class A*	82,322	1,375,600
j2 Global, Inc.	17,629	1,322,704
Western Digital Corp.	15,294	1,216,332
Xerox Corp.	41,118	1,198,590
CSRA, Inc.	35,743	1,069,431
NCR Corp.*	29,888	1,015,893
Micron Technology, Inc.*	22,668	932,108
CACI International, Inc. — Class A*	5,791	766,439
Dell Technologies Incorporated Class V — Class V*	8,479	689,173
Cirrus Logic, Inc.*	12,697	658,467
ON Semiconductor Corp.*	31,081	650,836
KLA-Tencor Corp.	5,385	565,802
Icad, Inc.*	79,789	274,474
Qlik Technologies, Inc.*,†††,1	177	198,288
Qlik Technologies, Inc.*,†††,1	43,738	21,457
Qlik Technologies, Inc.*,††	11,400	1
Total Technology		23,685,320
Financial - 0.3%
Principal Financial Group, Inc.	37,043	2,613,754
Aflac, Inc.	26,767	2,349,607
VEREIT, Inc. REIT	277,219	2,159,536
Prudential Financial, Inc.	16,800	1,931,664
Bank of New York Mellon Corp.	31,759	1,710,540
Mack-Cali Realty Corp. REIT	51,887	1,118,684
Interactive Brokers Group, Inc. — Class A	16,824	996,149
U.S. Bancorp	13,094	701,576
Summit Hotel Properties, Inc. REIT	43,698	665,521
Brixmor Property Group, Inc. REIT	33,893	632,443
LaSalle Hotel Properties REIT	22,415	629,189

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 3.0% (continued)
Financial - 0.3% (continued)
Capital One Financial Corp.	5,843	$581,846
E*TRADE Financial Corp.*	11,605	575,260
JPMorgan Chase & Co.	5,167	552,559
Travelers Companies, Inc.	3,887	527,233
Blackhawk Network Holdings, Inc.*	14,593	520,240
Hartford Financial Services Group, Inc.	6,702	377,189
OneMain Holdings, Inc.*	13,915	361,651
Total Financial		19,004,641
Energy - 0.3%
SandRidge Energy, Inc.*	507,188	10,686,451
Valero Energy Corp.	29,060	2,670,905
Approach Resources, Inc.*	696,348	2,061,190
PBF Energy, Inc. — Class A	22,220	787,699
HollyFrontier Corp.	13,571	695,107
First Solar, Inc.*	8,347	563,589
Titan Energy LLC*	35,116	53,376
Total Energy		17,518,317
Consumer, Cyclical - 0.2%
CVS Health Corp.	34,709	2,516,403
PACCAR, Inc.	32,435	2,305,480
Tailored Brands, Inc.	92,085	2,010,216
Delta Air Lines, Inc.	33,417	1,871,352
Lions Gate Entertainment Corp. — Class A*	37,126	1,255,230
Walgreens Boots Alliance, Inc.	12,010	872,166
Ralph Lauren Corp. — Class A	7,235	750,197
Lear Corp.	3,646	644,102
WW Grainger, Inc.	2,671	631,024
Lowe's Companies, Inc.	6,461	600,485
American Airlines Group, Inc.	11,128	578,990
Tenneco, Inc.	9,181	537,456
Total Consumer, Cyclical		14,573,101
Communications - 0.2%
Verizon Communications, Inc.	57,569	3,047,127
Cisco Systems, Inc.	65,635	2,513,820
ATN International, Inc.	31,707	1,752,129
Omnicom Group, Inc.	17,755	1,293,097
InterDigital, Inc.	15,666	1,192,966
ARRIS International plc*	41,760	1,072,814
ORBCOMM, Inc.*	50,246	511,504
Viavi Solutions, Inc.*	56,594	494,632
Cengage Learning Acquisitions, Inc.††	21,660	157,035
Total Communications		12,035,124
Utilities - 0.1%
CenterPoint Energy, Inc.	87,803	2,490,093
National Fuel Gas Co.	44,282	2,431,525
Portland General Electric Co.	34,457	1,570,550
PNM Resources, Inc.	37,999	1,537,059
AES Corp.	139,724	1,513,211
Total Utilities		9,542,438
Basic Materials - 0.0%
Huntsman Corp.	17,011	566,296
Total Common Stocks
(Cost $177,883,189)		192,279,406

PREFERRED STOCKS†† - 0.3%
Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19	543,050	13,874,927
Financial - 0.1%
Cent CLO 16, LP due 08/1/24*,3,4	7,000	3,781,433
BreitBurn Energy Partners 8.00%†††,1,10	389,684	38
Total Financial		3,781,471
Total Preferred Stocks
(Cost $20,044,270)		17,656,398

WARRANTS†† - 0.0%
Comstock Resources, Inc.
$0.01, 09/06/18*	15,538	131,296
Total Warrants
(Cost $70,124)		131,296

EXCHANGE-TRADED FUNDS† - 1.0%
Guggenheim Solar ETF[2]	700,700	17,608,591
iShares MSCI Chile ETF	306,440	15,983,911
iShares China Large-Capital ETF	336,596	15,540,637
iShares MSCI Brazil ETF	362,454	14,661,264
Total Exchange-Traded Funds
(Cost $60,461,722)		63,794,403

MUTUAL FUNDS† - 11.8%
Guggenheim Limited Duration Fund - Institutional Class[2]	12,066,106	298,998,102
Guggenheim Alpha Opportunity Fund - Institutional Class[2]	5,863,072	174,778,178
Guggenheim Strategy Fund II2	3,950,312	98,797,299
Guggenheim Strategy Fund I2	3,520,433	88,222,050
Guggenheim Strategy Fund III[2]	3,125,891	78,209,790
Guggenheim Risk Managed Real Estate Fund - Institutional Class[2]	520,003	15,454,488
Guggenheim Floating Rate Strategies Fund - Institutional Class[2]	501,374	13,040,727
Total Mutual Funds
(Cost $757,037,652)		767,500,634

MONEY MARKET FUNDS† - 1.9%
Federated U.S. Treasury Cash Reserve - Institutional Shares 1.05%[5]	118,062,053	118,062,053
Western Asset Institutional U.S. Treasury Reserves Institutional Shares 1.12%[5]	8,073,196	8,073,196
Total Money Market Funds
(Cost $126,135,249)		126,135,249

Face Amount~
ASSET-BACKED SECURITIES†† - 30.7%
Collateralized Loan Obligations - 22.7%
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[6,7]	62,500,000	62,385,989

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
2017-9A, 3.37% (3 Month USD LIBOR + 1.95%) due 11/15/29[6,7]	34,300,000	$34,346,236
KVK CLO Ltd.
2017-2A, 3.85% (3 Month USD LIBOR + 2.55%) due 01/15/26[6,7]	22,350,000	22,433,708
2017-2A, 2.48% (3 Month USD LIBOR + 1.18%) due 07/15/26[6,7]	18,300,000	18,317,083
2017-1A, 3.92% (3 Month USD LIBOR + 2.60%) due 05/15/26[6,7]	13,250,000	13,397,711
2014-2A, 6.05% (3 Month USD LIBOR + 4.75%) due 07/15/26[6,7]	7,200,000	6,717,170
2013-1A, due 01/15/28[3,7]	11,900,000	5,230,943
2014-3A, due 10/15/26[3,7]	2,500,000	688,123
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[6,7]	62,000,000	62,028,089
Golub Capital Partners CLO Ltd.
2017-16A, 3.56% (3 Month USD LIBOR + 2.25%) due 07/25/29[6,7]	24,050,000	23,979,960
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[6,7]	17,500,000	17,543,986
2015-25A, 3.96% (3 Month USD LIBOR + 2.65%) due 08/05/27[6,7]	6,000,000	5,976,057
2015-25A, 4.96% (3 Month USD LIBOR + 3.65%) due 08/05/27[6,7]	4,000,000	3,918,932
Octagon Loan Funding Ltd.
due 11/18/26[3]	52,700,000	45,383,430
OCP CLO 2015-8 Ltd.
2017-8A, 2.80% (3 Month USD LIBOR + 1.45%) due 04/17/27[6,7]	27,500,000	27,510,275
2017-8A, 2.20% (3 Month USD LIBOR + 0.85%) due 04/17/27[6,7]	6,000,000	6,003,244
Fortress Credit BSL II Ltd.
2017-2A, 2.51% (3 Month USD LIBOR + 1.15%) due 10/19/25[6,7]	27,900,000	27,981,795
2017-2A, 3.86% (3 Month USD LIBOR + 2.50%) due 10/19/25[6,7]	4,500,000	4,501,033
Tralee CLO III Ltd.
2017-3A, 2.81% (3 Month USD LIBOR + 1.45%) due 10/20/27[6]	31,000,000	30,922,101
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[6,7]	16,700,000	16,677,969
2017-5A, 2.89% (3 Month USD LIBOR + 1.45%) due 11/21/27[6,7]	11,500,000	11,482,049
2013-5A, due 11/21/27[3,7]	5,500,000	2,494,206
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[6,7]	25,000,000	25,197,530
2017-1A, 3.19% (3 Month USD LIBOR + 2.35%) due 07/20/29[6,7]	4,650,000	4,710,189
Woodmont Trust
2017-2A, 3.70% (3 Month USD LIBOR + 2.35%) due 07/18/28[6,7]	28,600,000	29,001,504
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 4.93% (1 Month USD LIBOR + 3.45%) due 10/15/34[6,7]	16,500,000	16,375,059
2017-FL2, 3.63% (1 Month USD LIBOR + 2.15%) due 10/15/34[6,7]	9,000,000	8,950,652
A Voce CLO Ltd.
2017-1A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/15/26[6,7]	24,375,000	24,391,509
Treman Park CLO Ltd.
2015-1A, due 04/20/27[3,7]	32,400,000	24,282,468
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[6,7]	24,000,000	24,076,721
OCP CLO 2014-7 Ltd.
2017-7A, 2.76% (3 Month USD LIBOR + 1.40%) due 10/20/26[6,7]	24,050,000	24,004,937
Ares XXXIII CLO Ltd.
2016-1A, 2.84% (3 Month USD LIBOR + 1.35%) due 12/05/25[6,7]	18,250,000	18,383,404
2016-1A, 4.29% (3 Month USD LIBOR + 2.80%) due 12/05/25[6,7]	5,000,000	5,080,289
RFTI Issuer Ltd.
2015-FL1, 5.36% (1 Month USD LIBOR + 3.88%) due 08/15/30[6,7]	22,841,000	22,854,202

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[6,7]	18,500,000	$18,496,438
2017-1A, 4.96% (3 Month USD LIBOR + 3.60%) due 10/22/26[6,7]	3,000,000	2,998,654
Crown Point CLO III Ltd.
2017-3A, 2.81% (3 Month USD LIBOR + 1.45%) due 12/31/27[6,7]	15,000,000	15,018,411
2015-3A, 2.27% (3 Month USD LIBOR + 0.91%) due 12/31/27[6,7]	5,300,000	5,305,130
Crestline Denali CLO Ltd.
2017-1A, 2.97% (3 Month USD LIBOR + 1.60%) due 10/26/27[6,7]	19,400,000	19,439,162
Regatta V Funding Ltd.
2017-1A, 2.53% (3 Month USD LIBOR + 1.16%) due 10/25/26[6,7]	19,400,000	19,400,637
Northwoods Capital X Ltd.
2017-10A, 2.47% (3 Month USD LIBOR + 1.08%) due 11/04/25[6,7]	15,200,000	15,197,567
2017-10A, 3.69% (3 Month USD LIBOR + 2.30%) due 11/04/25[6,7]	4,000,000	3,989,913
Galaxy XVIII CLO Ltd.
2017-18A, 2.47% (3 Month USD LIBOR + 1.17%) due 10/15/26[6,7]	19,000,000	19,051,783
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.89% (3 Month USD LIBOR + 2.53%) due 01/15/28[6,7]	18,000,000	18,116,064
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 3.73% (1 Month USD LIBOR + 2.25%) due 09/15/34[6,7]	12,198,000	12,131,999
2017-FL1, 5.08% (1 Month USD LIBOR + 3.60%) due 09/15/34[6,7]	5,750,000	5,697,584
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[6,7]	17,475,000	17,505,300
TICP CLO Ltd.
2014-3A, 2.54% (3 Month USD LIBOR + 1.18%) due 01/20/27[6,7]	16,850,000	16,892,953
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[3]	19,800,000	16,308,718
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 4.27% (3 Month USD LIBOR + 2.95%) due 12/15/28[6,7]	16,000,000	16,026,535
TICP CLO II Ltd.
2017-2A, 2.52% (3 Month USD LIBOR + 1.16%) due 07/20/26[6,7]	15,950,000	15,990,064
Resource Capital Corp.
2015-CRE4, 4.48% (1 Month USD LIBOR + 3.00%) due 08/15/32[6,7]	7,750,000	7,672,500
2015-CRE3, 5.48% (1 Month USD LIBOR + 4.00%) due 03/15/32[6,7]	7,000,000	7,011,551
Venture XIX CLO Ltd.
2016-19A, 4.21% (3 Month USD LIBOR + 2.85%) due 01/15/27[6,7]	14,350,000	14,436,967
Seneca Park CLO Limited
2017-1A, 2.47% (3 Month USD LIBOR + 1.12%) due 07/17/26[6,7]	13,132,000	13,143,509
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.79% (3 Month USD LIBOR + 5.25%) due 10/10/26[6,7]	5,400,000	5,386,442
2015-6A, 4.24% (3 Month USD LIBOR + 2.70%) due 10/10/26[6,7]	4,000,000	4,003,863
2015-6A, 5.19% (3 Month USD LIBOR + 3.65%) due 10/10/26[6,7]	3,000,000	3,000,003
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[3,7]	14,000,000	12,363,326
Voya CLO Ltd.
2013-1X, due 04/15/24[3]	20,000,000	12,274,969
Flagship VII Ltd.
2017-7A, 2.48% (3 Month USD LIBOR + 1.12%) due 01/20/26[6,7]	12,100,000	12,141,227
FDF I Ltd.
2015-1A, 5.50% due 11/12/30[7]	12,000,000	12,092,495
Northwoods Capital XII Ltd.
2017-12A, 4.04% (3 Month USD LIBOR + 2.45%) due 09/15/25[6,7]	12,000,000	12,057,048

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
Octagon Investment Partners XIX Ltd.
2017-1A, 2.46% (3 Month USD LIBOR + 1.10%) due 04/15/26[6,7]	11,800,000	$11,820,883
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.25% (3 Month USD LIBOR + 0.83%) due 11/17/27[6,7]	11,600,000	11,598,329
TCP Waterman CLO LLC
2016-1A, 4.59% (3 Month USD LIBOR + 3.00%) due 12/15/28[6,7]	11,000,000	11,153,894
NewStar Clarendon Fund CLO LLC
2015-1A, 4.07% (3 Month USD LIBOR + 2.70%) due 01/25/27[6,7]	7,000,000	6,998,393
2015-1A, 4.72% (3 Month USD LIBOR + 3.35%) due 01/25/27[6,7]	4,000,000	4,002,644
Northwoods Capital XIV Ltd.
2017-14A, 3.76% (3 Month USD LIBOR + 2.45%) due 11/12/25[6,7]	10,750,000	10,782,020
Venture XVI CLO Ltd.
2017-16A, 2.48% (3 Month USD LIBOR + 1.12%) due 04/15/26[6,7]	10,300,000	10,301,884
Betony CLO Ltd.
2016-1A, 4.21% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,7]	5,450,000	5,512,502
2015-1A, 6.71% (3 Month USD LIBOR + 5.35%) due 04/15/27[6,7]	4,500,000	4,477,483
Flagship CLO VIII Ltd.
2017-8A, 3.86% (3 Month USD LIBOR + 2.50%) due 01/16/26[6,7]	9,825,000	9,848,794
Babson CLO Ltd.
2014-IA, due 07/20/25[3,7]	11,900,000	5,845,189
2013-IIA, 4.60% (3 Month USD LIBOR + 3.25%) due 01/18/25[6,7]	3,500,000	3,515,177
2012-2A, due 05/15/23[3,7]	11,850,000	143,518
Benefit Street Partners CLO V Ltd.
2017-VA, 3.86% (3 Month USD LIBOR + 2.50%) due 10/20/26[6,7]	9,000,000	9,090,936
MP CLO VII Ltd.
2017-1A, 2.37% (3 Month USD LIBOR + 0.84%) due 04/18/27[6,7]	9,000,000	8,993,512
Recette Clo Ltd.
2017-1A, 2.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[6,7]	9,000,000	8,993,504
ACIS CLO Ltd.
2014-4A, 3.93% (3 Month USD LIBOR + 2.55%) due 05/01/26[6,7]	3,600,000	3,607,826
2015-6A, 4.75% (3 Month USD LIBOR + 3.37%) due 05/01/27[6,7]	3,250,000	3,249,361
2013-1A, 5.85% (3 Month USD LIBOR + 4.50%) due 04/18/24[6,7]	2,100,000	2,100,037
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[3,7]	9,500,000	8,837,280
Steele Creek CLO Ltd.
2017-1A, 3.99% (3 Month USD LIBOR + 2.55%) due 08/21/26[6,7]	8,550,000	8,576,496
NXT Capital CLO LLC
2017-1A, 3.26% (3 Month USD LIBOR + 1.90%) due 04/23/26[6,7]	3,600,000	3,593,721
2017-1A, 3.71% (3 Month USD LIBOR + 2.35%) due 04/20/29[6,7]	3,000,000	3,022,463
2015-1A, 5.51% (3 Month USD LIBOR + 4.15%) due 04/21/27[6,7]	2,000,000	1,949,293
Telos CLO Ltd.
2017-6A, 3.95% (3 Month USD LIBOR + 2.60%) due 01/17/27[6,7]	7,500,000	7,541,287
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 5.60% (3 Month USD LIBOR + 4.25%) due 10/15/26[6,7]	7,500,000	7,500,638
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 4.83% (3 Month USD LIBOR + 3.50%) due 03/20/27[6,7]	7,500,000	7,498,770
Woodmont 2017-3 Trust
2017-3A, 3.49% (3 Month USD LIBOR + 2.25%) due 10/18/29[6,7]	7,400,000	7,484,387
Nelder Grove CLO Ltd.
2017-1A, 4.07% (3 Month USD LIBOR + 2.60%) due 08/28/26[6,7]	7,450,000	7,476,178
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[3,7]	6,400,000	4,861,086

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
2013-3X SUB, due 07/15/25[3]	4,000,000	$2,451,320
Cent CLO
2014-16A, 4.51% (3 Month USD LIBOR + 3.20%) due 08/01/24[6,7]	7,250,000	7,253,931
FS Senior Funding Ltd.
2015-1A, 4.01% (3 Month USD LIBOR + 2.65%) due 05/28/25[6,7]	7,200,000	7,231,947
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/28[3,7]	10,500,000	7,080,394
Catamaran CLO Ltd.
2012-1, 4.12% (3 Month USD LIBOR + 2.85%) due 12/20/23[6,7]	7,000,000	7,019,736
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[3,7]	11,040,000	6,816,763
Blue Hill CLO Ltd.
2017-1A, 3.76% (3 Month USD LIBOR + 2.40%) due 01/15/26[6,7]	6,500,000	6,561,203
Dryden 31 Senior Loan Fund
2017-31A, 2.43% (3 Month USD LIBOR + 1.08%) due 04/18/26[6,7]	6,500,000	6,509,119
OZLM VI Ltd.
2017-6A, 4.05% (3 Month USD LIBOR + 2.70%) due 04/17/26[6,7]	6,325,000	6,346,538
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.45% (3 Month USD LIBOR + 4.15%) due 10/15/23[6,7]	3,500,000	3,487,431
2014-1A, 4.65% (3 Month USD LIBOR + 3.35%) due 10/15/23[6,7]	2,660,150	2,659,294
Shackleton VII CLO Ltd.
2016-7A, 4.21% (3 Month USD LIBOR + 2.85%) due 04/15/27[6,7]	6,000,000	6,070,161
Flatiron CLO Ltd.
2017-1A, 3.75% (3 Month USD LIBOR + 2.40%) due 07/17/26[6,7]	6,000,000	6,028,797
Resource Capital Corporation 2017-CRE5 Ltd.
2017-CRE5, 3.48% (1 Month USD LIBOR + 2.00%) due 07/15/34[6,7]	6,000,000	5,999,984
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[3,7]	6,000,000	5,885,104
Hull Street CLO Ltd.
2014-1A, 4.90% (3 Month USD LIBOR + 3.60%) due 10/18/26[6,7]	5,785,000	5,705,220
Silvermore CLO Ltd.
2014-1A, 4.42% (3 Month USD LIBOR + 3.00%) due 05/15/26[6,7]	5,500,000	5,509,023
BNPP IP CLO Ltd.
2014-2A, 6.63% (3 Month USD LIBOR + 5.25%) due 10/30/25[6,7]	5,500,000	5,361,536
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[3,7]	9,600,000	5,269,332
Mountain Hawk II CLO Ltd.
2013-2A, 4.51% (3 Month USD LIBOR + 3.15%) due 07/22/24[6,7]	2,750,000	2,680,370
2013-2A, 3.96% (3 Month USD LIBOR + 2.60%) due 07/22/24[6,7]	2,500,000	2,520,001
Sudbury Mill CLO Ltd.
2017-1A, 3.80% (3 Month USD LIBOR + 2.45%) due 01/17/26[6,7]	5,000,000	5,033,601
Fifth Street SLF II Ltd.
2015-2A, 4.19% (3 Month USD LIBOR + 2.81%) due 09/29/27[6,7]	5,000,000	4,982,632
WhiteHorse X Ltd.
2015-10A, 6.65% (3 Month USD LIBOR + 5.30%) due 04/17/27[6,7]	4,980,000	4,806,628
FDF II Ltd.
2016-2A, 6.29% due 05/12/31[7]	4,750,000	4,756,322
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.62% (3 Month USD LIBOR + 4.25%) due 07/25/25[6,7]	2,750,000	2,649,320
2014-1A, 4.67% (3 Month USD LIBOR + 3.30%) due 07/25/25[6,7]	2,000,000	1,982,966
AMMC CLO XV Ltd.
2016-15A, 4.34% (3 Month USD LIBOR + 2.80%) due 12/09/26[6,7]	4,500,000	4,568,948
Vibrant Clo III Ltd.
2016-3A, 4.31% (3 Month USD LIBOR + 2.95%) due 04/20/26[6,7]	4,500,000	4,536,256
Tuolumne Grove CLO Ltd.
2014-1A, 6.12% (3 Month USD LIBOR + 4.75%) due 04/25/26[6,7]	4,750,000	4,500,591

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.18% (3 Month USD LIBOR + 2.85%) due 12/20/24[6,7]	3,250,000	$3,258,769
2012-1A, 4.32% (3 Month USD LIBOR + 3.00%) due 08/15/23[6,7]	1,000,000	1,004,242
Great Lakes CLO Ltd.
2015-1A, 5.05% (3 Month USD LIBOR + 3.75%) due 07/15/26[6,7]	4,250,000	4,147,933
TICP CLO I Ltd.
2014-1A, 5.87% (3 Month USD LIBOR + 4.50%) due 04/26/26[6,7]	4,200,000	4,142,745
OHA Loan Funding Ltd.
2017-1A, 4.41% (3 Month USD LIBOR + 3.05%) due 07/23/25[6,7]	4,100,000	4,135,027
Madison Park Funding XVI Ltd.
2016-16A, 4.01% (3 Month USD LIBOR + 2.65%) due 04/20/26[6,7]	4,000,000	4,013,266
Symphony Clo V Ltd.
2007-5A, 5.61% (3 Month USD LIBOR + 4.25%) due 01/15/24[6,7]	4,000,000	3,999,369
Adams Mill CLO Ltd.
2014-1A, 6.36% (3 Month USD LIBOR + 5.00%) due 07/15/26[6,7]	4,000,000	3,904,106
Jamestown CLO VI Ltd.
2015-6A, 4.57% (3 Month USD LIBOR + 3.25%) due 02/20/27[6,7]	3,750,000	3,710,542
Garrison Funding Ltd.
2016-2A, 5.32% (3 Month USD LIBOR + 4.00%) due 09/29/27[6,7]	3,700,000	3,657,158
OZLM IX Ltd.
2017-9A, 3.71% (3 Month USD LIBOR + 2.35%) due 01/20/27[6,7]	3,500,000	3,532,272
Palmer Square CLO Ltd.
2017-1A, 3.47% (3 Month USD LIBOR + 2.05%) due 05/15/25[6,7]	3,500,000	3,499,385
NewMark Capital Funding CLO Ltd.
2014-2A, 4.84% (3 Month USD LIBOR + 3.50%) due 06/30/26[6,7]	3,500,000	3,493,934
Fifth Street Senior Loan Fund I LLC
2015-1A, 5.11% (3 Month USD LIBOR + 3.75%) due 01/20/27[6,7]	3,500,000	3,466,956
Mountain Hawk I CLO Ltd.
2013-1A, 4.08% (3 Month USD LIBOR + 2.72%) due 01/20/24[6,7]	3,400,000	3,400,200
Hunt CRE 2017-FL1 Ltd.
2017-FL1, 3.63% (1 Month USD LIBOR + 2.40%) due 08/15/34[6,7]	3,350,000	3,376,323
PFP Ltd.
2017-3, 3.93% (1 Month USD LIBOR + 2.50%) due 01/14/35[6,7]	3,250,000	3,264,510
Flatiron CLO Ltd.
2013-1A, 4.95% (3 Month USD LIBOR + 3.60%) due 01/17/26[6,7]	3,200,000	3,201,531
Mountain Hawk III CLO Ltd.
2014-3A, 4.15% (3 Month USD LIBOR + 2.80%) due 04/18/25[6,7]	3,000,000	3,004,082
AMMC CLO XI Ltd.
2012-11A, due 10/30/23[3,7]	5,650,000	2,798,180
ALM XIV Ltd.
2014-14A, 4.83% (3 Month USD LIBOR + 3.45%) due 07/28/26[6,7]	2,500,000	2,500,000
West CLO Ltd.
2013-1A, due 11/07/25[3,7]	5,300,000	2,485,779
Shackleton CLO Ltd.
2014-6A, 4.95% (3 Month USD LIBOR + 3.60%) due 07/17/26[6,7]	2,068,000	2,068,211
Cent CLO 21 Ltd.
2017-21A, 3.72% (3 Month USD LIBOR + 2.40%) due 07/27/26[6,7]	2,000,000	2,008,687
AIMCO CLO Series
2015-AA, 4.66% (3 Month USD LIBOR + 3.30%) due 01/15/28[6,7]	2,000,000	2,000,000
Lime Street CLO Ltd.
2007-1A, 3.83% (3 Month USD LIBOR + 2.50%) due 06/20/21[6,7]	2,000,000	1,985,082
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.76% (3 Month USD LIBOR + 2.40%) due 10/15/26[6,7]	1,800,000	1,794,751
Jefferson Mill CLO Ltd.
2015-1A, 6.91% (3 Month USD LIBOR + 5.60%) due 07/20/27[6,7]	1,750,000	1,749,579
Grayson CLO Ltd.
2006-1A, 1.79% (3 Month USD LIBOR + 0.41%) due 11/01/21[6,7]	1,576,642	1,574,052

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Collateralized Loan Obligations - 22.7% (continued)
Voya CLO 2013-1 Ltd.
2013-1A, due 10/15/30[3,7]	2,263,307	$1,389,101
Great Lakes CLO 2014-1 Ltd.
2014-1A, due 10/15/29[3,7]	1,500,000	1,349,138
Newstar Commercial Loan Funding LLC
2014-1A, 6.11% (3 Month USD LIBOR + 4.75%) due 04/20/25[6,7]	1,250,000	1,226,800
Northwoods Capital XI Ltd.
2017-11A, 3.76% (3 Month USD LIBOR + 2.40%) due 04/15/25[6,7]	1,000,000	1,000,285
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,8]	8,150,000	902,237
Carlyle Global Market Strategies CLO 2013-3 Ltd.
2013-3A, due 10/15/30[3,7]	938,326	575,034
Cerberus Onshore II CLO LLC
2014-1A, 5.36% (3 Month USD LIBOR + 4.00%) due 10/15/23[6,7]	546,241	545,994
Eastland CLO Ltd.
2007-1A, 1.78% (3 Month USD LIBOR + 0.40%) due 05/01/22[6,7]	296,522	296,055
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[3,7]	2,948,870	272,372
Gramercy Park CLO Ltd.
2012-1A, due 07/17/23[3,7]	2,650,000	88,957
2012-1X, due 07/17/23[3]	1,250,000	41,961
Total Collateralized Loan Obligations		1,477,885,923
Transport-Aircraft - 5.8%
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[7]	16,703,750	16,979,330
2014-1, 7.38% (WAC) due 12/15/29[6]	12,986,063	12,986,063
2014-1, 5.13% (WAC) due 12/15/29[6]	12,196,518	12,164,618
2016-2, 5.93% due 11/15/41	10,110,240	10,130,885
2016-2, 4.21% due 11/15/41	9,027,000	9,007,863
2016-1A, 6.50% due 03/17/36[7]	4,950,000	5,079,902
2016-2, 7.87% due 11/15/41	3,801,979	3,811,909
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[7]	66,100,000	66,282,899
AASET Trust
2017-1A, 3.97% due 05/16/42[7]	64,333,300	64,558,820
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.63%) due 03/23/24[6,7]	54,641,325	52,182,465
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	35,520,593	35,431,792
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[7]	14,827,080	14,995,842
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[7]	13,670,113	13,378,741
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[7]	11,096,700	11,142,163
Rise Ltd.
2014-1B, 6.50% due 02/12/39	5,658,020	5,728,971
2014-1A, 4.74% due 02/12/39	4,223,638	4,271,154
Castle Aircraft SecuritizationTrust
2015-1A, 5.75% due 12/15/40[7]	8,388,143	8,095,737
Stripes Aircraft Ltd.
2013-1 A1, 5.00% due 03/20/23†††	7,219,703	7,095,672
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	5,778,519	5,788,921
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/38[7]	4,855,340	4,972,496
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[8]	2,919,165	2,923,894
2013-1A, 6.38% due 12/13/48[8]	2,079,124	2,003,972
Eagle I Ltd.
2014-1A, 5.29% due 12/15/39[7]	4,265,625	4,186,004
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[7]	3,984,960	3,904,466
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	1,926,096	1,945,114

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 30.7% (continued)
Transport-Aircraft - 5.8% (continued)
Airplanes Pass Through Trust
2001-1A, 1.78% (1 Month USD LIBOR + 0.55%) due 03/15/19[6,8]	2,414,720	$433,201
Total Transport-Aircraft		379,482,894
Whole Business - 0.9%
TSGE
2017-1, 6.25% due 09/25/31†††,1	42,550,000	42,688,752
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[7]	13,371,875	13,648,806
Drug Royalty III Limited Partnership 1
2017-1A, 3.86% (3 Month USD LIBOR + 2.50%) due 04/15/27[6,7]	3,754,997	3,754,940
Miramax LLC
2014-1A, 3.34% due 07/20/26[7]	995,200	996,013
Total Whole Business		61,088,511
Collateralized Debt Obligations - 0.7%
N-Star REL CDO VIII Ltd.
2006-8A, 1.72% (1 Month USD LIBOR + 0.36%) due 02/01/41[6,7]	19,501,287	19,471,361
Putnam Structured Product Funding Ltd.
2003-1A, 2.48% (1 Month USD LIBOR + 1.00%) due 10/15/38[6,7]	16,196,794	15,444,736
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/35[7]	5,000,000	5,049,349
Highland Park CDO I Ltd.
2006-1A, 1.86% (3 Month USD LIBOR + 0.40%) due 11/25/51[6,8]	3,834,713	3,676,714
Banco Bradesco SA
2014-1, 5.44% due 03/12/26[8]	2,726,407	2,746,855
Static Repackaging Trust Ltd.
2004-1A, 2.46% (3 Month USD LIBOR + 1.05%) due 05/10/39[6,7]	1,103,043	1,095,736
Pasadena CDO Ltd.
2002-1A, 2.48% (3 Month USD LIBOR + 0.85%) due 06/19/37[6,7]	422,422	420,594
Total Collateralized Debt Obligations		47,905,345
Unsecured Consumer Loans - 0.4%
Sofi Consumer Loan Program 2017-6 LLC
2017-6, 2.20% due 11/25/26[7]	24,804,414	24,758,332
Diversified Payment Rights - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	4,895,908	5,056,593
Automotive - 0.1%
Hertz Vehicle Financing II, LP
2015-1A, 3.52% due 03/25/21[7]	4,600,000	4,587,977
Total Asset-Backed Securities
(Cost $1,995,861,475)		2,000,765,575

FOREIGN GOVERNMENT BONDS†† - 15.5%
Government of Japan
due 02/13/18[4]	JPY	21,330,000,000	189,319,958
Republic of Portugal
due 01/19/18[4]	EUR	109,740,000	131,683,392
Spain (Kingdom Of)
due 02/16/18[4]	EUR	103,840,000	124,668,672
due 03/09/18[4]	EUR	16,295,000	19,568,447
			144,237,119
Republic of France
due 01/31/18[4]	EUR	52,092,000	62,535,712
due 01/10/18[4]	EUR	48,120,000	57,675,298
due 02/07/18[4]	EUR	20,440,000	24,541,635
Total Republic of France			144,752,645
Hungary (Republic Of)
due 01/17/18[4]	HUF	9,400,000,000	36,294,184
4.00% due 04/25/18	HUF	7,598,000,000	29,703,753
2.50% due 06/22/18	HUF	3,873,060,000	15,130,342
due 02/28/18[4]	HUF	3,300,000,000	12,740,658
due 02/14/18[4]	HUF	3,000,000,000	11,582,926
due 02/07/18[4]	HUF	2,817,100,000	10,876,699
due 07/18/18[4]	HUF	2,390,000,000	9,224,150
due 04/11/18[4]	HUF	1,754,550,000	6,773,326
due 09/26/18[4]	HUF	200,000,000	771,980
Total Hungary (Republic Of)			133,098,017
Government of United Kingdom
due 01/08/18[4]	GBP	57,240,000	77,274,580
due 01/29/18[4]	GBP	36,840,000	49,726,465
due 01/30/18†††,4	GBP	4,600,000	6,210,054
due 01/02/18[4]	GBP	2,058,000	2,778,415
Total Government of United Kingdom			135,989,514
Republic of Italy
due 01/31/18[4]	EUR	67,805,000	81,377,633
due 01/12/18[4]	EUR	4,680,000	5,615,551
			86,993,184
Denmark Treasury Bill
due 03/01/18[4]	DKK	248,500,000	40,097,132
Total Foreign Government Bonds
(Cost $994,014,863)			1,006,170,962

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.2%
Residential Mortgage Backed Securities - 11.4%
LSTAR Securities Investment Limited 2017-9
2017-9, 3.02% (1 Month USD LIBOR + 1.55%) due 12/01/22[6,7]	100,000,000	99,913,441
LSTAR Securities Investment Limited
2017-6, 2.99% (1 Month USD LIBOR + 1.75%) due 09/01/22[6,7]	49,160,376	49,191,101
2017-3, 3.24% (1 Month USD LIBOR + 2.00%) due 04/01/22[6,7]	27,397,904	27,429,275
LSTAR Securities Investment Limited 2017-8 LLC
2017-8, 3.01% (1 Month USD LIBOR + 1.65%) due 11/01/22[6,7]	58,378,187	58,096,687
LSTFV
2017-1A, 3.86% due 04/01/20†††	54,355,291	53,878,126
CIM Trust
2017-2, 3.36% (1 Month USD LIBOR + 2.00%) due 12/25/57[6,7]	51,626,620	52,163,526
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR + 0.63%) due 11/25/37[6]	49,792,647	49,606,387
RALI Series Trust
2006-QO8, 1.52% (1 Month USD LIBOR + 0.20%) due 10/25/46[6]	13,347,961	12,341,963
2006-QO10, 1.71% (1 Month USD LIBOR + 0.16%) due 01/25/37[6]	9,407,222	8,828,365
2006-QO3, 1.76% (1 Month USD LIBOR + 0.21%) due 04/25/46[6]	14,596,771	7,412,005
2007-QO2, 1.70% (1 Month USD LIBOR + 0.15%) due 02/25/47[6]	11,091,438	7,123,087
2006-QO2, 1.82% (1 Month USD LIBOR + 0.27%) due 02/25/46[6]	12,689,106	5,767,654
2006-QO2, 1.77% (1 Month USD LIBOR + 0.22%) due 02/25/46[6]	4,270,981	1,883,333
FirstKey Master Funding
2017-R1, 1.59% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,6,7	43,750,000	41,354,360
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% (WAC) due 02/28/32[6,7]	14,524,951	14,525,281
2017-RPL1, 3.10% due 07/28/32[7]	9,258,722	9,271,869
2017-NPL1, 3.60% due 01/28/32[7]	7,989,403	7,999,018
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[7]	23,410,389	23,516,602
American Home Mortgage Assets Trust
2007-1, 1.70% (1 Year CMT Rate + 0.70%) due 02/25/47[6]	31,362,672	20,017,429
Nationstar Home Equity Loan Trust
2007-C, 1.73% (1 Month USD LIBOR + 0.18%) due 06/25/37[6]	19,952,981	19,236,892
Lehman XS Trust Series
2006-16N, 1.43% (1 Month USD LIBOR + 0.19%) due 11/25/46[6]	9,582,227	9,033,603
2006-10N, 1.45% (1 Month USD LIBOR + 0.21%) due 07/25/46[6]	6,907,578	6,562,181
GSAMP TRUST
2002-HE2, 2.54% (1 Month USD LIBOR + 1.04%) due 10/20/32[6,7]	15,475,314	15,566,207
NRPL Trust
2015-1A, 3.88% due 11/01/54[7]	13,237,062	13,221,156
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[6,7]	12,225,014	12,145,395
Bayview Opportunity Master Fund IIa Trust
2017-RN5, 3.10% due 08/28/32[7]	10,798,923	10,731,887

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.2% (continued)
Residential Mortgage Backed Securities - 11.4% (continued)
Bayview Opportunity Master Fund IIIa Trust
2017-RN7, 3.10% due 09/28/32[7]	10,406,510	$10,385,645
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 1.52% (1 Month USD LIBOR + 0.19%) due 07/25/37[6]	10,911,602	9,578,771
GCAT
2017-1, 3.38% due 03/25/47[7]	8,720,869	8,715,533
GSAA Home Equity Trust
2006-3, 1.62% (1 Month USD LIBOR + 0.30%) due 03/25/36[6]	4,668,993	3,525,991
2007-7, 1.51% (1 Month USD LIBOR + 0.27%) due 07/25/37[6]	2,770,463	2,636,070
2006-14, 1.49% (1 Month USD LIBOR + 0.25%) due 09/25/36[6]	3,734,163	2,329,849
Luminent Mortgage Trust
2006-2, 1.75% (1 Month USD LIBOR + 0.20%) due 02/25/46[6]	10,217,594	8,278,252
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[7]	8,218,592	8,230,459
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.90% (1 Year CMT Rate + 0.84%) due 11/25/46[6]	8,699,391	7,333,970
GSAA Trust
2006-9, 1.48% (1 Month USD LIBOR + 0.24%) due 06/25/36[6]	12,559,723	7,264,277
HSI Asset Securitization Corporation Trust
2005-OPT1, 1.97% (1 Month USD LIBOR + 0.42%) due 11/25/35[6]	6,830,004	6,834,948
GCAT LLC
2017-4, 3.23% due 05/25/22[7]	6,603,046	6,604,689
Nomura Resecuritization Trust
2015-4R, 2.39% (1 Month USD LIBOR + 0.43%) due 03/26/36[6,7]	5,419,705	5,209,415
American Home Mortgage Investment Trust
2006-1, 1.73% (1 Month USD LIBOR + 0.40%) due 03/25/46[6]	5,217,462	5,047,115
Bayview Opportunity Master Fund IIIb Trust
2017-RN3, 3.23% due 05/28/32[7]	4,559,067	4,550,754
Alliance Bancorp Trust
2007-OA1, 1.79% (1 Month USD LIBOR + 0.24%) due 07/25/37[6]	3,899,530	3,178,280
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/37[6,7]	1,991,760	1,899,457
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[7]	1,666,140	1,407,326
First Franklin Mortgage Loan Trust
2006-FF1, 1.99% (1 Month USD LIBOR + 0.44%) due 01/25/36[6]	1,225,000	1,165,541
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[6]	1,054,887	1,032,297
Total Residential Mortgage Backed Securities		742,025,469
Commercial Mortgage Backed Securities - 1.4%
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[6,7]	45,627,003	44,795,026
Citigroup Commercial Mortgage Trust 2016-SMPL
2016-SMPL, 4.51% due 09/10/31[7]	22,450,000	22,388,456
GS Mortgage Securities Corporation Trust
2017-STAY, 3.38% (1 Month USD LIBOR + 2.15%) due 07/15/32[6,7]	16,531,000	16,247,723
GS Mortgage Securities Trust
2014-GSFL, 5.13% (1 Month USD LIBOR + 3.90%) due 07/15/31[6,7]	6,038,536	6,060,401

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 14.2% (continued)
Commercial Mortgage Backed Securities - 1.4% (continued)
GE Business Loan Trust
2007-1A, 1.93% (1 Month USD LIBOR + 0.45%) due 04/16/35[6,7]	2,190,462	$2,016,439
Total Commercial Mortgage Backed Securities		91,508,045
Government Agency - 1.2%
Fannie Mae
3.00% due 02/01/57	29,598,293	29,393,841
3.06% due 01/01/28	17,000,000	17,250,871
3.06% due 11/01/27	16,158,000	16,417,599
2.86% due 11/01/27	14,700,000	14,692,125
Total Government Agency		77,754,436
Military Housing - 0.2%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[7]	9,000,000	10,005,943
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52[8]	5,794,312	6,235,537
Total Military Housing		16,241,480
Total Collateralized Mortgage Obligations
(Cost $917,288,068)		927,529,430

SENIOR FLOATING RATE INTERESTS††,6 - 11.3%
Technology - 3.5%
Misys Ltd.
4.98% (3 Month USD LIBOR + 3.50%) due 06/13/24		36,433,688	36,522,221
Epicor Software
5.32% (1 Month USD LIBOR + 3.75%) due 06/01/22		22,494,271	22,534,536
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 4.00%) due 02/09/23		12,336,166	12,405,618
Project Alpha (Qlik)
5.04% (6 Month USD LIBOR + 3.50%) due 04/26/24		12,385,725	12,101,844
TIBCO Software, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 12/04/20		11,883,577	11,905,919
Severin Acquisition LLC
6.45% (1 Month USD LIBOR + 4.88%) due 07/30/21		3,421,250	3,410,302
6.32% (1 Month USD LIBOR + 4.75%) due 07/30/21		3,424,125	3,398,444
6.57% (1 Month USD LIBOR + 5.00%) due 07/30/21		2,608,360	2,610,968
6.95% (1 Month USD LIBOR + 5.38%) due 07/30/21		790,000	801,455
Planview, Inc.
6.82% (1 Month USD LIBOR + 5.25%) due 01/27/23†††,1		8,756,407	8,668,843
Advanced Computer Software
10.94% (3 Month USD LIBOR + 9.50%) due 01/31/23		5,000,000	4,693,750
6.94% (3 Month USD LIBOR + 5.50%) due 03/18/22		3,384,184	3,346,111
IRIS Software Group Ltd.
4.75% (1 Month USD LIBOR + 4.25%) due 08/23/21 †††,1	GBP	5,450,000	7,323,028
Optiv, Inc.
4.63% (3 Month USD LIBOR + 3.25%) due 02/01/24		7,768,167	7,253,526
Nimbus Acquisition Topco Ltd.
7.25% (3 Month USD LIBOR + 6.25%) due 07/15/21†††,1	GBP	5,050,000	6,750,703
Lytx, Inc.
8.44% (1 Month USD LIBOR + 6.75%) due 08/31/23†††,1		6,520,500	6,368,128
Palermo Finance Corp.
5.85% (3 Month USD LIBOR + 4.50%) due 04/17/23†††,1		6,417,750	6,361,405
LANDesk Group, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 01/20/24		6,430,060	6,102,513
Cvent, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 11/29/24		5,000,000	5,000,000
Peak 10 Holding Corp.
5.19% (3 Month USD LIBOR + 3.50%) due 08/01/24		4,788,000	4,780,531
Kronos, Inc.
4.90% (3 Month USD LIBOR + 3.50%) due 11/01/23		4,455,084	4,482,661
Bullhorn, Inc.
8.20% (3 Month USD LIBOR + 6.75%) due 11/21/22		4,296,291	4,269,580
8.20% (3 Month USD LIBOR + 6.75%) due 11/21/22†††,1		20,744	18,206
Masergy Holdings, Inc.
5.44% (3 Month USD LIBOR + 3.75%) due 12/15/23		4,257,744	4,241,778
Camelia Bidco Banc Civica
5.31% (3 Month USD LIBOR + 4.75%) due 10/14/24	GBP	3,000,000	4,045,105
Jaggaer
5.00% (3 Month USD LIBOR + 4.00%) due 12/28/24		3,550,000	3,532,250
Internet Brands, Inc.
5.34% (3 Month USD LIBOR + 3.75%) due 09/13/24		3,386,788	3,394,408
Infor (US), Inc.
3.25% (3 Month EURIBOR + 2.25%) due 02/01/22	EUR	2,679,000	3,217,178

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Technology - 3.5% (continued)
Ipreo Holdings
4.69% (3 Month USD LIBOR + 3.00%) due 08/06/21		3,198,342	$3,198,342
Eiger Acquisition B.V.
3.75% (3 Month EURIBOR + 3.75%) due 12/12/24	EUR	2,600,000	3,112,545
CPI Acquisition, Inc.
5.96% (3 Month USD LIBOR + 4.50%) due 08/17/22		3,822,372	2,752,108
Verisure Cayman 2
3.00% (3 Month EURIBOR + 3.00%) due 10/21/22	EUR	2,100,000	2,501,078
OEConnection LLC
5.69% (3 Month USD LIBOR + 4.00%) due 11/22/24		2,500,000	2,500,000
Viewpoint, Inc.
5.94% (3 Month USD LIBOR + 4.25%) due 07/19/24		2,094,750	2,099,987
Ministry Brands LLC
6.38% (3 Month USD LIBOR + 5.00%) due 12/02/22		1,494,311	1,486,840
6.48% (3 Month USD LIBOR + 5.00%) due 12/02/22		116,503	115,920
Project Accelerate Parent, LLC
5.00% (3 Month USD LIBOR + 5.00%) due 12/13/24		1,500,000	1,496,250
MRI Software LLC
7.95% (3 Month USD LIBOR + 6.25%) due 06/30/23†††,1		1,238,766	1,226,489
7.83% (3 Month USD LIBOR + 6.25%) due 06/30/23†††,1		62,344	61,726
GlobalLogic Holdings, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 06/20/22		1,229,300	1,238,520
CogitalGroup
4.50% (3 Month EURIBOR + 4.50%) due 11/25/23†††	EUR	1,000,000	1,187,762
Aspect Software, Inc.
12.07% (1 Month USD LIBOR + 10.50%) due 05/25/20[2]		1,032,113	1,016,632
Wall Street Systems Delaware, Inc.
4.00% (1 Month EURIBOR + 3.00%) due 11/21/24	EUR	600,000	720,756
Quorum Business Solutions
6.13% (3 Month USD LIBOR + 4.75%) due 08/07/21		624,586	616,779
Mirion Technologies
6.44% (3 Month USD LIBOR + 4.75%) due 03/31/22		154,524	154,138
Total Technology			225,026,883
Industrial - 1.8%
DAE Aviation
5.32% (1 Month USD LIBOR + 3.75%) due 07/07/22		14,194,617	14,289,295
Tronair Parent, Inc.
6.16% (3 Month USD LIBOR + 4.75%) due 09/08/23		6,684,968	6,601,406
Hayward Industries, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 08/05/24		3,940,125	3,945,050
9.82% (1 Month USD LIBOR + 8.25%) due 08/04/25		2,600,000	2,574,000
Kuehg Corp. - Kindercare
5.44% (3 Month USD LIBOR + 3.75%) due 08/12/22		5,606,080	5,613,087
Arctic Long Carriers
6.07% (1 Month USD LIBOR + 4.50%) due 05/18/23		5,373,000	5,409,966
Diversitech Holdings, Inc.
5.20% (3 Month USD LIBOR + 3.50%) due 06/03/24		3,731,250	3,746,809
9.20% (3 Month USD LIBOR + 7.50%) due 06/02/25		1,000,000	1,007,500
Advanced Integration Technology LP
6.32% (1 Month USD LIBOR + 4.75%) due 04/03/23		4,457,298	4,479,584
Pro Mach Group, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 10/22/21		4,208,251	4,220,876
Pregis Holding I Corp.
5.19% (3 Month USD LIBOR + 3.50%) due 05/20/21		3,679,943	3,679,943
SI Organization
6.44% (3 Month USD LIBOR + 4.75%) due 11/23/19		3,650,869	3,678,250
CHI Overhead Doors, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/29/22		3,520,403	3,518,220
Resource Label Group LLC
6.19% (3 Month USD LIBOR + 8.50%) due 05/26/23		1,982,879	1,953,136
10.19% (3 Month USD LIBOR + 8.50%) due 11/26/23		1,500,000	1,492,500
ICSH Parent, Inc.
4.88% (2 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 04/29/24		3,036,117	3,043,707
Argo Merchants
5.32% (1 Month USD LIBOR + 3.75%) due 12/06/24		3,000,000	3,015,000
CPG International LLC
5.59% (3 Month USD LIBOR + 3.75%) due 05/05/24		2,804,061	2,808,744
Hardware Holdings LLC
8.19% (3 Month USD LIBOR + 6.50%) due 03/30/20		2,861,250	2,775,413
Bioplan USA, Inc.
6.32% (1 Month USD LIBOR + 4.75%) due 09/23/21		2,743,070	2,676,770
Hanjin International Corp.
3.85% (3 Month USD LIBOR + 2.50%) due 10/19/20		2,600,000	2,606,500

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Industrial - 1.8% (continued)
CPM Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 04/11/22		2,264,224	$2,291,576
Capstone Logistics
6.07% (1 Month USD LIBOR + 4.50%) due 10/07/21		2,154,557	2,120,450
Thermasys Corp.
5.35% (3 Month USD LIBOR + 4.00%) due 05/03/19		2,153,938	2,010,701
Dimora Brands, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 08/24/24		1,995,000	2,009,963
Hillman Group, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 06/30/21		1,754,188	1,762,959
6.36% (3 Month USD LIBOR + 2.75%) and (Commercial Prime Lending Rate + 2.25%) due 06/28/19†††,1		242,857	234,840
Pexco LLC
4.83% (2 Month USD LIBOR + 3.50%) due 05/08/24		1,890,500	1,888,137
Fortis Solutions Group LLC
5.98% (1 Month USD LIBOR + 4.50%) due 12/15/23		1,825,178	1,825,178
Survitec
5.28% (6 Month USD LIBOR + 4.75%) due 03/12/22	GBP	1,125,000	1,459,959
4.25% (6 Month EURIBOR + 4.25%) due 03/12/22	EUR	300,000	344,631
Zodiac Pool Solutions LLC
5.69% (3 Month USD LIBOR + 4.00%) due 12/20/23		1,738,946	1,746,563
Imagine Print Solutions LLC
6.45% (3 Month USD LIBOR + 4.75%) due 06/21/22		1,641,750	1,600,706
National Technical Systems
7.61% (1 Month USD LIBOR + 6.25%) due 06/12/21†††,1		1,569,444	1,530,208
ACA Compliance Group Holdings LLC
6.32% (1 Month USD LIBOR + 4.75%) due 01/29/21		1,492,500	1,490,634
EXC Holdings III Corp.
3.50% (3 Month EURIBOR + 3.50%) due 12/02/24	EUR	725,000	875,262
5.16% (6 Month USD LIBOR + 3.50%) due 12/02/24		500,000	503,280
Klockner Pentaplast of America, Inc.
4.75% (3 Month EURIBOR + 4.75%) due 06/30/22	EUR	1,100,000	1,321,148
American Bath Group LLC
6.94% (3 Month USD LIBOR + 5.25%) due 09/30/23		1,239,583	1,248,359
Endries Acquisition Holdings, Inc.
6.15% (Commercial Prime Lending Rate + 3.75%) due 06/01/23†††,1		1,246,875	1,235,607
Swissport Investments S.A.
3.75% (3 Month EURIBOR + 3.75%) due 02/08/22	EUR	972,222	1,150,208
Safety Bidco Ltd.
4.99% (1 Month USD LIBOR + 4.50%) due 11/06/24†††,1	GBP	850,000	1,136,279
CEP IV Investment
3.50% (3 Month EURIBOR + 3.50%) due 10/03/24	EUR	900,000	1,084,729
Amspec Services, Inc.
6.18% (3 Month USD LIBOR + 5.00%) due 07/01/22		800,000	796,000
Recess Holdings, Inc.
5.25% (6 Month USD LIBOR + 3.75%) due 09/30/24		704,762	707,405
Duran Group Holding GMBH
4.00% (3 Month EURIBOR + 4.00%) due 03/29/24	EUR	439,412	521,917
4.00% (3 Month EURIBOR + 4.00%) due 12/20/24	EUR	150,000	178,164
Ceva Group Plc (United Kingdom)
5.75% (3 Month USD EURIBOR + 4.75%) due 03/19/19	EUR	580,000	602,213
CAPRI ACQ BIDCO
3.25% (3 Month EURIBOR + 3.25%) due 11/01/24	EUR	400,000	480,706
Doncasters Group Ltd.
9.94% (3 Month USD LIBOR + 8.25%) due 10/09/20		456,207	426,097
Tank Holdings Corp.
5.59% (1 Month USD LIBOR + 4.25%), (2 Month USD LIBOR + 4.25%) and (3 Month USD LIBOR + 4.25%) due 03/16/22		415,217	417,294
NVA Holdings, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 08/14/21		379,171	381,700
Wencor Group
5.13% (1 Month LIBOR + 3.50%) and (Commercial Prime Lending Rate + 2.50%) due 06/19/19†††,1		246,154	237,676
Signode Industrial Group US, Inc.
7.50% (1 Month USD LIBOR + 3.00%) due 05/01/19		238,000	230,072
NANA Development Corp.
8.37% (3 Month USD LIBOR + 6.75%) due 03/15/18		39,321	38,928

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Industrial - 1.8% (continued)
VC GB Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 02/28/24		11,228	$11,284
Total Industrial			119,036,589
Consumer, Non-cyclical - 1.8%
IHC Holding Corp.
8.44% (3 Month LIBOR + 6.75%) due 04/30/21†††,1		7,137,327	7,077,811
8.35% (3 Month USD LIBOR + 6.75%) due 04/30/21†††,1		1,394,001	1,382,377
Affordable Care Holdings Corp.
6.17% (2 Month USD LIBOR + 4.75%) due 10/24/22		7,123,125	7,140,933
Lineage Logistics LLC
5.07% (1 Month USD LIBOR + 3.50%) due 04/07/21		6,300,951	6,314,750
Endo Luxembourg Finance Co.
5.88% (1 Month USD LIBOR + 4.25%) due 04/29/24		6,170,870	6,201,725
Authentic Brands
5.19% (3 Month USD LIBOR + 3.50%) due 09/27/24		5,885,250	5,907,320
One Call Medical, Inc.
5.53% (3 Month USD LIBOR + 4.00%) due 11/27/20		5,993,512	5,608,908
Immucor, Inc.
6.57% (1 Month USD LIBOR + 5.00%) due 06/15/21		5,522,250	5,605,084
AI Aqua Zip Bidco Pty Ltd.
5.07% (1 Month USD LIBOR + 3.50%) due 12/13/23		5,382,997	5,409,912
Springs Industries, Inc.
8.05% (1 Month USD LIBOR + 6.50%) due 06/01/21†††,1		5,023,500	5,023,500
Arctic Glacier Group Holdings, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 03/20/24		4,417,872	4,462,051
Grocery Outlet, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 10/21/21		4,328,619	4,325,935
Diamond (BC) B.V.
3.25% (2 Month EURIBOR + 3.25%) due 09/06/24	EUR	3,400,000	4,071,556
IVC Acquisition Midco Ltd.
4.99% (6 Month USD LIBOR + 4.50%) due 01/26/24	GBP	2,925,000	3,943,978
DJO Finance LLC
4.70% (1 Month USD LIBOR + 3.25%) due 06/08/20		3,687,106	3,632,463
SHO Holding I Corp.
6.44% (1 Month USD LIBOR + 5.00%) due 10/27/22		3,364,318	3,196,102
Packaging Coordinators Midco, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 06/30/23		3,160,000	3,163,950
Smart & Final Stores LLC
5.19% (3 Month USD LIBOR + 3.50%) due 11/15/22		3,200,000	3,118,656
Avantor, Inc.
5.51% (1 Month USD LIBOR + 4.00%) due 11/21/24		2,400,000	2,410,008
4.25% (1 Month EURIBOR + 4.25%) due 11/21/24	EUR	500,000	602,507
BCPE Eagle Buyer LLC
5.82% (1 Month USD LIBOR + 4.25%) due 03/18/24		2,884,235	2,812,129
Chef's Warehouse Parent LLC
5.57% (1 Month USD LIBOR + 4.75%) due 06/22/22		2,584,997	2,591,459
Amplify Snack Brands, Inc.
6.88% (1 Month USD LIBOR + 5.50%) due 09/02/23		2,167,181	2,170,432
Nellson Nutraceutical (US)
5.94% (3 Month USD LIBOR + 5.00%) due 12/23/21		2,166,600	2,166,600
Reddy Ice Holdings, Inc.
10.85% (3 Month USD LIBOR + 9.50%) due 11/01/19		1,125,000	1,048,129
6.88% (3 Month USD LIBOR + 5.50%) and (Commercial Prime Lending Rate + 4.50%) due 05/01/19		1,048,227	1,037,745
CTI Foods Holding Co. LLC
5.07% (1 Month USD LIBOR + 3.50%) due 06/29/20		1,250,000	1,137,500
8.82% (1 Month USD LIBOR + 7.25%) due 06/28/21		1,035,000	765,900
Give and Go Prepared Foods Corp.
5.70% (3 Month USD LIBOR + 4.25%) due 07/29/23		1,501,238	1,506,867
Valeo Foods Group Ltd.
3.75% (3 Month EURIBOR + 3.75%) due 08/27/24	EUR	1,225,000	1,471,955
Certara, Inc.
5.69% (3 Month USD LIBOR + 4.00%) due 08/15/24		1,346,625	1,355,041
ADMI Corp.
5.19% (3 Month USD LIBOR + 3.75%) due 04/29/22		1,286,802	1,297,264
Nellson Nutraceutical (CAD)
5.94% (3 Month LIBOR + 5.00%) due 12/23/21		1,268,311	1,268,311
CPI Holdco LLC
5.19% (3 Month USD LIBOR + 4.00%) due 03/21/24		1,194,001	1,202,956
Refresco Group N.V.
2.75% (3 Month USD EURIBOR + 2.75%) due 09/26/24	EUR	1,000,000	1,198,476

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~		Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Consumer, Non-cyclical - 1.8% (continued)
MDVIP LLC
5.66% (3 Month USD LIBOR + 4.25%) due 11/14/24		1,000,000	$1,000,000
Alegeus Technologies LLC
6.69% (3 Month USD LIBOR + 5.00%) due 04/28/23†††,1		995,000	986,171
Surgery Center Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 09/02/24		987,525	976,001
NES Global Talent
6.88% (3 Month USD LIBOR + 5.50%) due 10/03/19		991,301	892,171
NewCo Sab BidCo S.A.S.
3.00% (3 Month EURIBOR + 3.00%) due 04/22/24	EUR	550,000	657,763
Pelican Products, Inc.
5.94% (3 Month USD LIBOR + 4.25%) due 04/10/20		496,134	497,995
Alpha BidCo SAS
3.50% (3 Month EURIBOR + 3.50%) due 01/30/23	EUR	279,950	337,132
Cheese Bidco B.V.
3.50% (3 Month EURIBOR + 3.50%) due 01/30/23	EUR	120,050	144,571
Rite Aid Corp.
6.24% (1 Week USD LIBOR + 4.75%) due 08/21/20		100,000	100,292
American Tire Distributors, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 09/01/21		11,287	11,357
Targus Group International, Inc.
15.00% (Prime Rate + 10.50%) due 05/24/16†††,1,2		152,876	–
Total Consumer, Non-cyclical			117,233,743
Consumer, Cyclical - 1.7%
Petco Animal Supplies, Inc.
4.38% (3 Month USD LIBOR + 3.00%) due 01/26/23		15,204,495	11,436,669
Mavis Tire
6.67% (2 Month USD LIBOR + 5.25%) due 11/02/20†††,1		9,165,000	9,091,751
Navistar Inc.
4.90% (1 Month USD LIBOR + 3.50%) due 11/06/24		7,900,000	7,922,199
Accuride Corp.
6.94% (3 Month USD LIBOR + 5.25%) due 11/17/23		7,775,342	7,882,253
USIC Holding, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 12/08/23		6,759,234	6,793,030
Advantage Sales & Marketing LLC
4.63% (3 Month USD LIBOR + 3.25%) due 07/23/21		6,294,468	6,127,287
Truck Hero, Inc.
5.64% (3 Month USD LIBOR + 4.00%) due 04/22/24		5,639,000	5,637,252
Acosta, Inc.
4.64% (1 Month USD LIBOR + 3.25%) and (Commercial Prime Lending Rate + 2.25%) due 09/26/19†††,1		2,533,333	2,415,925
4.82% (1 Month USD LIBOR + 3.25%) due 09/26/21		2,453,216	2,146,564
3.90% (1 Month USD LIBOR + 3.25%) and (3 Month USD LIBOR + 3.25%) due 09/26/19†††,1		666,667	635,770
Cyan Blue Holdco 3 Ltd.
4.77% (3 Month USD LIBOR + 4.25%) due 08/23/24	GBP	3,700,000	5,020,983
5.19% (3 Month USD LIBOR + 3.50%) due 08/23/24		8,315	8,357
At Home Holding III Corp.
4.88% (3 Month USD LIBOR + 3.50%) due 06/03/22		4,875,000	4,868,906
Leslie's Poolmart, Inc.
5.37% (2 Month USD LIBOR + 3.75%) due 08/16/23		4,776,970	4,759,916
Belk, Inc.
6.10% (3 Month USD LIBOR + 4.75%) due 12/12/22		5,795,062	4,737,464
Amaya Holdings B.V.
5.19% (3 Month USD LIBOR + 3.50%) due 08/01/21		4,297,859	4,319,348
Sears Roebuck Acceptance Corp.
6.07% (3 Month USD LIBOR + 4.50%) due 01/20/19		4,026,042	4,046,172
BBB Industries, LLC
6.07% (1 Month USD LIBOR + 4.50%) due 11/03/21		3,728,577	3,768,211
Neiman Marcus Group, Inc.
4.64% (1 Month USD LIBOR + 3.25%) due 10/25/20		4,612,544	3,755,210
Checkers Drive-In Restaurants, Inc.
5.82% (1 Month USD LIBOR + 4.25%) due 04/25/24		3,432,742	3,432,743
Blue Nile, Inc.
8.19% (3 Month USD LIBOR + 6.50%) due 02/17/23		3,412,500	3,412,500
Men's Wearhouse
4.89% (1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%) due 06/18/21		2,926,986	2,925,171
Dealer Tire LLC
5.00% (3 Month USD LIBOR + 3.25%) due 12/22/21		2,077,401	2,105,966
Med Finance Merger Sub LLC
7.82% (1 Month USD LIBOR + 6.25%) due 08/16/21		1,564,645	1,570,591
Richmond UK Bidco Ltd.
4.75% (1 Month USD LIBOR + 4.25%) due 03/03/24	GBP	800,000	1,069,547

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Consumer, Cyclical - 1.7% (continued)
K & N Parent, Inc.
6.32% (1 Month USD LIBOR + 4.75%) due 10/20/23	990,000	$982,575
LegalZoom.com, Inc.
5.94% (3 Month USD LIBOR + 4.50%) due 11/21/24	900,000	897,750
Total Consumer, Cyclical		111,770,110
Communications - 1.0%
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23	27,770,052	26,450,975
Mcgraw-Hill Global Education Holdings LLC
5.57% (1 Month USD LIBOR + 4.00%) due 05/04/22	8,118,200	8,091,166
Dominion Web Solutions LLC
7.50% (1 Month USD LIBOR + 6.00%) due 06/15/24†††,1	7,519,615	7,399,223
Market Track LLC
5.94% (3 Month USD LIBOR + 4.25%) due 06/05/24	4,239,375	4,218,178
Anaren, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 02/18/21	1,839,351	1,839,351
9.94% (3 Month USD LIBOR + 8.25%) due 08/18/21	1,500,000	1,500,000
Proquest LLC
5.32% (1 Month USD LIBOR + 3.75%) due 10/24/21	2,983,129	3,018,569
Ziggo Secured Finance BV
3.00% (6 Month EURIBOR + 3.00%) due 04/15/25	EUR 2,250,000	2,685,963
Neustar, Inc.
5.15% (3 Month USD LIBOR + 3.75%) due 08/08/24	2,500,000	2,520,000
Radiate HoldCo LLC
4.57% (1 Month USD LIBOR + 3.00%) due 02/01/24	2,487,437	2,466,568
SFR Group S.A.
3.00% (3 Month EURIBOR + 3.00%) due 01/31/26	EUR 1,000,000	1,160,264
Liberty Cablevision of Puerto Rico LLC
4.86% (3 Month USD LIBOR + 3.50%) due 01/07/22	1,030,000	996,525
TVC Albany, Inc.
5.69% (3 Month USD LIBOR + 4.00%) due 09/18/24	748,125	749,995
Total Communications		63,096,777
Financial - 0.5%
National Financial Partners Corp.
5.07% (1 Month USD LIBOR + 3.50%) due 01/08/24	9,243,188	9,282,471
Americold Realty Operating Partnership, LP
5.32% (1 Month USD LIBOR + 3.75%) due 12/01/22	8,651,448	8,732,599
Misys Ltd.
4.25% (3 Month EURIBOR + 3.25%) due 06/13/24	EUR 3,491,250	4,207,846
York Risk Services
5.32% (1 Month USD LIBOR + 3.75%) due 10/01/21	3,002,404	2,934,099
PT Intermediate Holdings III LLC
5.57% (1 Month USD LIBOR + 4.00%) due 12/09/24	2,500,000	2,509,375
9.57% (1 Month USD LIBOR + 8.00%) due 12/08/25	400,000	400,000
Jane Street Group LLC
5.88% (3 Month USD LIBOR + 4.50%) due 08/25/22	1,777,500	1,798,617
American Stock Transfer & Trust
6.20% (3 Month USD LIBOR + 4.50%) due 06/26/20	1,541,386	1,543,960
Institutional Shareholder Services
5.11% (3 Month USD LIBOR + 3.75%) due 10/16/24	733,333	734,558
Total Financial		32,143,525
Utilities - 0.4%
Invenergy Thermal Operating I, LLC
7.19% (3 Month USD LIBOR + 5.50%) due 10/19/22	11,579,092	10,884,347
Viva Alamo LLC
5.82% (1 Month USD LIBOR + 4.25%) due 02/22/21	5,188,594	5,117,251
MRP Generation Holding
8.69% (3 Month USD LIBOR + 7.00%) due 10/18/22	3,456,250	3,179,750
Exgen Texas Power LLC
due 09/18/21[9]	4,065,977	2,561,565
Terraform AP Acquisition Holdings LLC
5.94% (3 Month USD LIBOR + 4.25%) due 06/27/22	2,403,186	2,406,190
Osmose Utility Services, Inc.
5.44% (3 Month USD LIBOR + 3.75%) due 08/22/22	1,299,630	1,315,876
Bhi Investments LLC
6.19% (3 Month USD LIBOR + 4.50%) due 08/28/24	1,221,938	1,209,718
Panda Power
8.19% (3 Month USD LIBOR + 6.50%) due 08/21/20	1,305,125	1,190,927
Panda Temple II Power
7.69% (3 Month USD LIBOR + 6.00%) due 04/03/19	1,082,212	973,990

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,6 - 11.3% (continued)
Utilities - 0.4% (continued)
Stonewall
7.19% (3 Month USD LIBOR + 5.50%) due 11/13/21	498,750	$483,787
Total Utilities		29,323,401
Basic Materials - 0.3%
A-Gas Ltd.
6.44% (3 Month USD LIBOR + 4.75%) due 08/11/24†††,1	6,587,833	6,463,387
Dubois Chemicals, Inc.
5.32% (1 Month USD LIBOR + 3.75%) due 03/15/24	2,780,000	2,786,950
Hoffmaster Group, Inc.
6.19% (3 Month USD LIBOR + 4.50%) due 11/21/23	2,425,500	2,442,673
ICP Industrial, Inc.
5.37% (1 Month USD LIBOR + 4.00%) due 11/03/23	1,979,314	1,969,417
EP Minerals LLC
5.98% (3 Month USD LIBOR + 4.50%) due 08/20/20	1,797,583	1,799,830
Big River Steel LLC
6.69% (3 Month USD LIBOR + 5.00%) due 08/23/23	1,695,750	1,708,468
ASP Chromaflo Dutch I B.V.
5.57% (1 Month USD LIBOR + 4.00%) due 11/20/23	1,678,875	1,685,171
ASP Chromaflo Intermediate Holdings, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 11/20/23	1,291,125	1,295,967
Ferro Corp.
2.75% (3 Month EURIBOR + 2.75%) due 02/14/24	EUR 595,500	716,986
Nexeo Solutions LLC
4.72% (3 Month USD LIBOR + 3.25%) due 06/09/23	297,000	298,485
Total Basic Materials		21,167,334
Energy - 0.3%
Moss Creek Resources LLC
9.50% (1 Month USD LIBOR + 8.00%) due 04/07/22†††,1	9,722,222	9,600,694
Cactus Wellhead
7.69% (3 Month USD LIBOR + 6.00%) due 07/31/20	3,767,156	3,751,447
Summit Midstream Partners, LP
7.57% (1 Month USD LIBOR + 6.00%) due 05/13/22	2,024,000	2,056,040
Gavilan Resources LLC
7.46% (1 Month USD LIBOR + 6.00%) due 03/01/24	2,050,000	2,027,798
Riverstone Utopia Member LLC
5.61% (2 Month USD LIBOR + 4.25%) due 10/17/24	1,350,000	1,370,250
PSS Companies
6.34% (3 Month USD LIBOR + 4.50%) due 01/28/20	843,658	797,257
Total Energy		19,603,486
Total Senior Floating Rate Interests
(Cost $743,503,771)		738,401,848

CORPORATE BONDS†† - 9.7%
Financial - 6.2%
Citigroup, Inc.
6.25% [10,11]	38,320,000	42,266,960
5.95% [10,11]	16,615,000	17,694,975
5.90% [10,11]	3,300,000	3,514,500
Wells Fargo & Co.
5.88% [10,11]	29,550,000	32,728,103
5.90% [10,11]	20,666,342	22,106,786
Bank of America Corp.
6.30% [10,11]	31,944,000	36,096,720
6.10% [10,11]	15,613,000	17,135,267
JPMorgan Chase & Co.
6.10% [10,11]	27,400,000	30,107,120
6.00% [10,11]	7,839,309	8,427,649
American Equity Investment Life Holding Co.
5.00% due 06/15/27	32,706,000	33,889,834
Station Place Securitization Trust Series
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[6,7]	30,000,000	30,000,000
Goldman Sachs Group, Inc.
5.30% [10,11]	27,880,000	29,622,500
MetLife, Inc.
9.25% due 04/08/38[7]	12,600,000	18,585,000
10.75% due 08/01/39	4,849,000	8,109,953
KeyCorp
5.00% [10,11]	13,997,000	14,416,910
Atlas Mara Ltd.
8.00% due 12/31/20	14,400,000	12,960,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.25% due 08/15/24[7]	11,150,000	11,442,687
EPR Properties
4.50% due 06/01/27	8,150,000	8,196,377
Hospitality Properties Trust
5.25% due 02/15/26	4,901,000	5,263,777
FBM Finance, Inc.
8.25% due 08/15/21[7]	4,475,000	4,754,687
Customers Bank
6.13% due 06/26/29[8,11]	4,500,000	4,736,250
QBE Insurance Group Ltd.
7.50% due 11/24/43[7,11]	3,800,000	4,408,000
NewStar Financial, Inc.
7.25% due 05/01/20	2,486,000	2,576,118
Univest Corporation of Pennsylvania
5.10% due 03/30/25[11]	2,500,000	2,575,000

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 9.7% (continued)
Financial - 6.2% (continued)
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/20[7]	944,000	$972,320
Total Financial		402,587,493
Basic Materials - 1.0%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[7,11]	33,075,000	38,618,039
Yamana Gold, Inc.
4.95% due 07/15/24	18,149,000	18,986,301
4.63% due 12/15/27	3,200,000	3,216,681
Eldorado Gold Corp.
6.13% due 12/15/20[7]	4,300,000	4,257,000
GCP Applied Technologies, Inc.
9.50% due 02/01/23[7]	1,300,000	1,443,000
Mirabela Nickel Ltd.
9.50% due 06/24/19	1,885,418	245,105
New Day Aluminum
10.00% due 10/28/20†††,1,12	49,580	49,580
Total Basic Materials		66,815,706
Energy - 1.0%
Hess Corp.
5.60% due 02/15/41	23,048,000	24,854,127
7.30% due 08/15/31	14,341,000	17,392,116
7.13% due 03/15/33	9,250,000	11,159,288
6.00% due 01/15/40	1,750,000	1,933,848
BreitBurn Energy Partners Limited Partnership / BreitBurn Operating LP / BreitBurn Finance Corp.
9.25% due 05/18/20†††,13	5,037,000	5,039,155
Unit Corp.
6.63% due 05/15/21	1,850,000	1,863,875
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,8,13]	7,557,400	831,314
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21[7]	325,000	333,938
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25[7]	300,000	322,500
Total Energy		63,730,161
Industrial - 0.7%
Encore Capital Group, Inc.
5.62% due 08/11/24†††	39,600,000	39,313,470
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[7]	3,000,000	3,285,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,1,8	1,617,932	1,424,375
Total Industrial		44,022,845
Consumer, Cyclical - 0.4%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	8,309,000	7,779,301
6.75% due 06/15/23[14]	4,361,000	4,001,218
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[14]	10,428,500	9,646,363
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	4,499,000	4,735,197
Titan International, Inc.
6.50% due 11/30/23[7]	2,700,000	2,747,250
Total Consumer, Cyclical		28,909,329
Communications - 0.2%
SFR Group S.A.
7.38% due 05/01/26[7]	6,150,000	6,311,438
Cengage Learning, Inc.
9.50% due 06/15/24[7]	4,125,000	3,733,125
EIG Investors Corp.
10.88% due 02/01/24	1,750,000	1,942,500
MDC Partners, Inc.
6.50% due 05/01/24[7]	1,350,000	1,356,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[7]	1,295,000	1,278,812
Total Communications		14,622,625
Consumer, Non-cyclical - 0.1%
Offutt AFB America First Community LLC
5.46% due 09/01/50[7]	5,735,445	6,163,670
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	2,100,000	2,197,125
Beverages & More, Inc.
11.50% due 06/15/22[7]	1,600,000	1,472,000
Total Consumer, Non-cyclical		9,832,795
Mortgage Securities - 0.1%
Station Place Securitization Trust
3.80% (1 Month USD LIBOR + 2.25%) due 02/25/49[6,7]	5,000,000	5,001,858
Technology - 0.0%
Epicor Software Corp.
9.94% (3 Month USD LIBOR + 8.25%) due 06/30/23†††,1,6,7	1,850,000	1,850,000
Total Corporate Bonds
(Cost $628,065,864)		637,372,812

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
MUNICIPAL BONDS†† - 0.0%
Puerto Rico - 0.0%
Puerto Rico Electric Power Authority Revenue Bonds
1.41% (3 Month USD LIBOR + 0.52%) due 07/01/29[6]	1,000,000	$831,250
Illinois - 0.0%
Chicago Board of Education General Obligation Unlimited
1.75% due 12/15/25	520,000	375,918
Total Municipal Bonds
(Cost $1,161,775)		1,207,168

COMMERCIAL PAPER††0.2%
Amcor Ltd.
1.50% due 01/08/18[15]	14,000,000	13,995,917
Total Commercial Paper
(Cost $13,995,917)		13,995,917

REPURCHASE AGREEMENTS††,16 - 0.2%

Barclays issued 10/03/17 at 0.75% open maturity	8,019,500	8,019,500
issued 11/24/17 at 0.80% open maturity	2,349,469	2,349,469
issued 09/27/17 at (0.75)% open maturity	1,146,375	1,146,375
issued 09/08/17 at 0.50% open maturity	924,187	924,187
issued 08/11/17 at 0.60% open maturity	864,302	864,302
issued 12/21/17 at 1.05% open maturity	595,625	595,625
issued 12/07/17 open maturity	494,375	494,375
issued 11/03/17 at (1.38)% open maturity	258,125	258,125
issued 12/15/17 at 0.75% due 01/22/18	248,438	248,438
issued 12/21/17 at 1.05% open maturity	216,250	216,250
issued 09/26/17 at (1.75)% open maturity	47,000	47,000
Total Repurchase Agreements
(Cost $15,163,646)		15,163,646

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Contracts	Value
LISTED OPTIONS PURCHASED† - 0.3%
Put options on:
Eurodollar Futures Expiring December 2018 with strike price of $97.88 (Notional Value $7,067,332,738)	28,889	$10,833,375
Eurodollar Futures Expiring December 2019 with strike price of $97.63 (Notional Value $3,513,922,425)	14,391	8,904,431
Total Put options		19,737,806
Total Listed Options Purchased
(Cost $21,359,389)		19,737,806
Total Investments - 100.1%
(Cost $6,472,046,974)		$6,527,842,550

	Face Amount~
CORPORATE BONDS SOLD SHORT†† - (0.1)%

Sprint Corp.
7.88% due 09/15/23	200,000	(213,000)
Herc Rentals, Inc.
7.75% due 06/01/24[7]	200,000	(219,500)
Envision Healthcare Corp.
5.13% due 07/01/22[7]	250,000	(242,500)
Monitronics International, Inc.
9.13% due 04/01/20	350,000	(290,500)
Gogo Intermediate Holdings LLC / Gogo Finance Company, Inc.
12.50% due 07/01/22[7]	500,000	(564,375)
AK Steel Corp.
6.38% due 10/15/25	1,000,000	(990,000)
INEOS Group Holdings S.A.
5.63% due 08/01/24[7]	1,100,000	(1,146,750)
Park-Ohio Industries, Inc.
6.63% due 04/15/27	1,400,000	(1,508,500)
Tenet Healthcare Corp.
8.13% due 04/01/22	1,925,000	(1,958,688)
Seagate HDD Cayman
4.75% due 01/01/25	8,000,000	(7,856,222)
Total Corporate Bonds
(Cost $14,890,058)		(14,990,035)

	Contracts
LISTED OPTIONS WRITTEN† - (0.1)%
Put options on:
Eurodollar Futures Expiring December 2018 with strike price of $97.75 (Notional Value $7,067,332,738)	28,889	(6,680,581)
Total Listed Options Written
(Premiums received $4,275,572)		(6,680,581)
Total Securities Sold Short- (0.2)%
(Proceeds $19,165,630)		$(21,670,616)
Other Assets & Liabilities, net - 0.1%		3,796,444
Total Net Assets - 100.0%		$6,509,968,378

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain (Loss)
OTC Equity Swap Agreements Sold Short††
Morgan Stanley	Macro Opportunities Portfolio Short Custom Basket Swap[17]	1.07%	At Maturity	07/22/19	$175,959,229	$(9,884,228)
OTC Equity Swap Agreements††
Morgan Stanley	Macro Opportunities Portfolio Long Custom Basket Swap[18]	1.96%	At Maturity	06/20/18	67,715,977	2,841,428

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[18]
Intel Corp.	43,424	$495,468
United Rentals, Inc.*	14,854	486,049
Union Pacific Corp.	21,960	484,808
Southwest Airlines Co.	46,188	372,120
FedEx Corp.	9,262	361,542
Carlisle Companies, Inc.	18,613	259,465
United Natural Foods, Inc.*	18,005	219,223
Chevron Corp.	19,261	202,945
Trinity Industries, Inc.	21,148	193,723
General Mills, Inc.	26,081	180,417
Discover Financial Services	7,836	138,340
Allison Transmission Holdings, Inc.	23,445	136,654
Marathon Petroleum Corp.	33,556	119,224
LyondellBasell Industries N.V. — Class A	13,951	98,783
T-Mobile US, Inc.*	21,725	90,426
Exxon Mobil Corp.	27,506	90,401
AECOM*	18,644	88,250
Ameren Corp.	31,987	87,283
WestRock Co.	21,701	84,636
Arconic, Inc.	37,130	78,587
Dr Pepper Snapple Group, Inc.	7,934	76,292
Molson Coors Brewing Co. — Class B	31,974	74,327
Campbell Soup Co.	53,594	73,678
AmerisourceBergen Corp. — Class A	8,576	61,552
Northern Trust Corp.	5,439	60,473
CNO Financial Group, Inc.	20,568	59,030
JetBlue Airways Corp.*	50,327	56,921
DaVita, Inc.*	9,285	54,132
Juniper Networks, Inc.	90,899	47,894
American Financial Group, Inc.	10,929	39,217
Bill Barrett Corp.*	76,389	24,764
Celgene Corp.*	13,158	18,911
Amgen, Inc.	13,993	3,083
Blackline, Inc.*	6,644	(9,173)
Telephone & Data Systems, Inc.	66,948	(24,842)
United Continental Holdings, Inc.*	23,919	(30,180)
FirstEnergy Corp.	58,690	(34,914)
Archer-Daniels-Midland Co.	65,372	(35,889)
Versartis, Inc.*	304,452	(114,201)
Edison International	15,011	(116,751)
Jabil, Inc.	50,607	(198,761)
Alaska Air Group, Inc.	25,905	(265,548)
Owens & Minor, Inc.	26,853	(322,130)
PG&E Corp.	46,147	(924,801)
Total Custom Basket of Long Securities		2,841,428

CUSTOM BASKET OF SHORT SECURITIES[17]
Sensient Technologies Corp.	(23,073)	189,068
NewMarket Corp.	(2,478)	159,980
Education Realty Trust, Inc.	(27,712)	117,224
First Republic Bank	(10,850)	110,460
Semtech Corp.*	(17,318)	95,249
SPS Commerce, Inc.*	(11,154)	94,233
Essex Property Trust, Inc.	(5,439)	92,107
FireEye, Inc.*	(37,472)	92,050
Terreno Realty Corp.	(54,655)	75,007
Royal Gold, Inc.	(29,683)	74,962
CareTrust REIT, Inc.	(27,401)	65,720
NVIDIA Corp.	(3,323)	65,392
Hudson Pacific Properties, Inc.	(45,760)	57,456
Capitol Federal Financial, Inc.	(76,402)	48,166
Camden Property Trust	(21,748)	47,850
Chesapeake Energy Corp.*	(142,490)	42,789
Autodesk, Inc.*	(8,003)	40,655
CoStar Group, Inc.*	(6,727)	39,583
White Mountains Insurance Group Ltd.	(1,938)	33,494
Extraction Oil & Gas, Inc.*	(36,359)	24,226
Exponent, Inc.	(9,291)	21,216
Vail Resorts, Inc.	(2,248)	20,558
Ultimate Software Group, Inc.*	(3,092)	19,758
National Instruments Corp.	(17,064)	15,397
Cannae Holdings, Inc.*	(38,584)	15,202
American International Group, Inc.	(10,178)	10,951
Healthcare Trust of America, Inc. — Class A	(37,436)	8,069
Equity LifeStyle Properties, Inc.	(22,847)	5,437
Starbucks Corp.	(8,958)	4,721
Physicians Realty Trust	(28,257)	4,674
Aspen Insurance Holdings Ltd.	(12,341)	4,111
Healthcare Realty Trust, Inc.	(17,536)	3,522
Public Storage	(2,406)	3,461
Workday, Inc. — Class A*	(4,686)	3,227
Realty Income Corp.	(9,029)	2,678
NiSource, Inc.	(18,743)	2,677
Trustmark Corp.	(15,868)	2,505
Tyler Technologies, Inc.*	(3,426)	1,747
Martin Marietta Materials, Inc.	(7,762)	1,023
Rexford Industrial Realty, Inc.	(38,373)	(1,550)
IMAX Corp.*	(35,403)	(2,174)
American Homes 4 Rent — Class A	(50,588)	(6,511)
Intuit, Inc.	(3,281)	(6,873)
Commerce Bancshares, Inc.	(10,144)	(7,814)
Macerich Co.	(7,927)	(9,145)
Equinix, Inc.	(1,543)	(9,593)
Atmos Energy Corp.	(28,305)	(9,645)
Kilroy Realty Corp.	(6,962)	(10,095)
GCP Applied Technologies, Inc.*	(17,270)	(10,999)
Jack in the Box, Inc.	(7,853)	(12,800)
MSCI, Inc. — Class A	(16,258)	(12,909)
Bio-Rad Laboratories, Inc. — Class A*	(3,322)	(13,122)
Federal Realty Investment Trust	(3,869)	(14,009)
First Midwest Bancorp, Inc.	(22,211)	(15,502)
Washington Federal, Inc.	(18,551)	(15,654)
Balchem Corp.	(20,258)	(18,394)
On Assignment, Inc.*	(8,306)	(21,547)
Dominion Energy, Inc.	(6,227)	(21,984)
Jack Henry & Associates, Inc.	(5,279)	(23,933)
CyrusOne, Inc.	(16,140)	(25,999)
Ferro Corp.*	(23,034)	(27,072)
Albemarle Corp.	(18,890)	(27,293)
EastGroup Properties, Inc.	(11,465)	(28,763)
athenahealth, Inc.*	(6,634)	(29,133)
TransUnion*	(46,888)	(30,604)
PennyMac Mortgage Investment Trust	(44,278)	(34,400)
Ecolab, Inc.	(19,444)	(34,973)
Boston Properties, Inc.	(7,569)	(35,778)
Intercontinental Exchange, Inc.	(7,654)	(36,127)
WR Grace & Co.	(21,879)	(38,662)
Douglas Emmett, Inc.	(12,608)	(38,950)
PriceSmart, Inc.	(8,397)	(41,360)
American Tower Corp. — Class A	(6,522)	(41,936)
SEI Investments Co.	(7,682)	(41,992)
Bio-Techne Corp.	(4,096)	(42,111)
Air Products & Chemicals, Inc.	(15,819)	(43,795)
Sun Communities, Inc.	(22,003)	(44,491)
DexCom, Inc.*	(9,662)	(46,625)
WD-40 Co.	(4,742)	(46,707)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
Regency Centers Corp.	(7,653)	$(52,070)
Vulcan Materials Co.	(16,824)	(54,094)
Alexandria Real Estate Equities, Inc.	(6,796)	(57,902)
GrubHub, Inc.*	(7,899)	(57,998)
Yum! Brands, Inc.	(11,263)	(58,649)
Extra Space Storage, Inc.	(6,664)	(60,164)
Monolithic Power Systems, Inc.	(16,830)	(60,204)
First Industrial Realty Trust, Inc.	(34,866)	(61,166)
Healthcare Services Group, Inc.	(51,188)	(61,272)
Spire, Inc.	(16,910)	(61,560)
Glacier Bancorp, Inc.	(15,586)	(62,092)
Cabot Oil & Gas Corp. — Class A	(19,112)	(68,803)
Dril-Quip, Inc.*	(17,656)	(69,480)
salesforce.com, Inc.*	(5,999)	(70,128)
Alliant Energy Corp.	(45,241)	(72,114)
People's United Financial, Inc.	(69,475)	(73,551)
Ally Financial, Inc.	(28,932)	(77,246)
John Bean Technologies Corp.	(4,588)	(78,455)
Investors Bancorp, Inc.	(94,733)	(84,987)
CoreSite Realty Corp.	(9,760)	(90,012)
Howard Hughes Corp.*	(6,840)	(90,794)
Nabors Industries Ltd.	(86,642)	(90,803)
Carpenter Technology Corp.	(16,906)	(92,650)
PTC, Inc.*	(18,645)	(93,066)
Team, Inc.*	(51,591)	(96,527)
Cintas Corp.	(17,049)	(97,696)
Dunkin' Brands Group, Inc.	(8,869)	(98,569)
DCT Industrial Trust, Inc.	(27,665)	(99,240)
Lululemon Athletica, Inc.*	(7,780)	(100,126)
McDonald's Corp.	(12,799)	(105,183)
Ingevity Corp.*	(8,472)	(106,662)
CME Group, Inc. — Class A	(6,390)	(107,754)
Nike, Inc. — Class B	(24,160)	(109,078)
Weatherford International plc*	(146,348)	(111,764)
FactSet Research Systems, Inc.	(11,992)	(116,867)
MarketAxess Holdings, Inc.	(8,557)	(119,254)
Aqua America, Inc.	(20,337)	(120,064)
Shake Shack, Inc. — Class A*	(14,756)	(120,704)
RSP Permian, Inc.*	(23,354)	(123,260)
Red Hat, Inc.*	(5,923)	(125,449)
Tanger Factory Outlet Centers, Inc.	(75,758)	(125,796)
LendingTree, Inc.*	(2,060)	(127,396)
Atlassian Corporation plc — Class A*	(12,991)	(127,555)
Crown Castle International Corp.	(9,537)	(130,600)
Ollie's Bargain Outlet Holdings, Inc.*	(13,987)	(134,860)
Marriott International, Inc. — Class A	(4,147)	(137,523)
Verisk Analytics, Inc. — Class A*	(28,054)	(144,834)
Moody's Corp.	(12,387)	(145,276)
WisdomTree Investments, Inc.	(111,931)	(150,301)
S&P Global, Inc.	(12,690)	(153,930)
SBA Communications Corp.*	(8,641)	(165,904)
Callon Petroleum Co.*	(74,103)	(167,199)
Covanta Holding Corp.	(84,701)	(168,436)
Rollins, Inc.	(56,337)	(170,229)
Eaton Vance Corp.	(23,012)	(171,812)
Adobe Systems, Inc.*	(7,218)	(180,186)
Matador Resources Co.*	(23,786)	(185,800)
Commercial Metals Co.	(58,579)	(191,489)
Goldman Sachs Group, Inc.	(8,147)	(191,927)
Five Below, Inc.*	(10,145)	(195,799)
Trex Company, Inc.*	(5,792)	(197,158)
Take-Two Interactive Software, Inc.*	(6,210)	(197,168)
Scotts Miracle-Gro Co. — Class A	(15,170)	(208,010)
Compass Minerals International, Inc.	(37,270)	(214,075)
Pool Corp.	(9,996)	(227,813)
Cognex Corp.	(15,344)	(228,898)
Diamondback Energy, Inc.*	(11,616)	(229,876)
Crocs, Inc.*	(50,627)	(245,185)
Southern Copper Corp.	(51,471)	(251,534)
Allegheny Technologies, Inc.*	(42,692)	(256,299)
FMC Corp.	(14,827)	(273,895)
Cboe Global Markets, Inc.	(22,036)	(291,352)
Parsley Energy, Inc. — Class A*	(71,617)	(314,993)
International Flavors & Fragrances, Inc.	(17,135)	(329,677)
Copart, Inc.*	(71,115)	(529,568)
Total Custom Basket of Short Securities		(9,884,229)

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Gain (Loss)
Citigroup	ICE	PizzaExpress Financing 1 PLC 5% 12/20/22	5.00%	At Maturity	12/20/22	$200,000	$27,483	$(47,015)	$74,498
Barclays Bank plc	ICE	PizzaExpress Financing 1 PLC 5% 12/20/22	5.00%	At Maturity	12/20/22	200,000	25,271	36,345	(11,074)
JPMorgan Chase & Co.	ICE	PizzaExpress Financing 1 PLC 5% 12/20/22	5.00%	At Maturity	12/20/22	300,000	41,263	(72,243)	113,506
							$94,017	$(82,913)	$176,930

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Value and Unrealized Gain (Loss)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Semiannually	08/11/22	$(160,500,000)	$769,609	$769,609
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	Semiannually	12/16/19	(20,800,000)	138,047	138,047
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.59%	Semiannually	07/02/18	(34,550,000)	27,951	27,951
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Semiannually	08/16/20	(430,000,000)	(86,361)	(86,361)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Semiannually	08/22/24	(104,000,000)	(90,298)	(90,298)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	Semiannually	07/02/23	(23,800,000)	(567,059)	(567,059)
									$191,889

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/ Depreciation
Morgan Stanley	21,330,000,000	JPY	02/13/18	$191,391,424	$189,688,693	$1,702,731
Goldman Sachs	381,800,000	HUF	04/11/18	1,475,213	1,483,682	(8,469)
Bank of America	1,144,000	EUR	01/10/18	1,361,990	1,373,218	(11,228)
Morgan Stanley	170,150,000	HUF	06/22/18	649,800	663,910	(14,110)
Barclays	1,100,000	EUR	01/10/18	1,302,425	1,320,402	(17,977)
Goldman Sachs	800,000,000	HUF	07/18/18	3,106,796	3,127,013	(20,217)
Bank of America	1,040,000,000	HUF	04/25/18	4,023,833	4,044,674	(20,841)
J.P. Morgan	2,058,000	GBP	01/02/18	2,754,674	2,778,415	(23,741)
Bank of America	200,000,000	HUF	09/26/18	760,427	785,822	(25,395)
Bank of America	1,372,750,000	HUF	04/11/18	5,308,391	5,334,534	(26,143)
Goldman Sachs	4,600,000	GBP	01/30/18	6,183,867	6,216,913	(33,046)
Goldman Sachs	3,800,000	GBP	01/29/18	5,076,618	5,135,508	(58,890)
Goldman Sachs	3,300,000,000	HUF	02/28/18	12,715,338	12,800,407	(85,069)
Bank of America	865,161,500	HUF	06/22/18	3,287,113	3,375,781	(88,668)
Morgan Stanley	4,680,000	EUR	01/12/18	5,525,208	5,618,523	(93,315)
Deutsche Bank	1,590,000,000	HUF	07/18/18	6,098,029	6,214,938	(116,909)
Goldman Sachs	2,934,575,000	HUF	06/22/18	11,276,745	11,450,445	(173,700)
Barclays	22,970,000	GBP	01/10/18	30,783,131	31,019,404	(236,273)
Morgan Stanley	33,040,000	GBP	01/29/18	44,404,604	44,651,887	(247,283)
J.P. Morgan	20,440,000	EUR	02/07/18	24,285,030	24,582,928	(297,898)
Bank of America	2,817,100,000	HUF	02/07/18	10,592,593	10,914,153	(321,560)
Morgan Stanley	16,295,000	EUR	03/09/18	19,282,281	19,631,264	(348,983)
Goldman Sachs	3,000,000,000	HUF	02/14/18	11,242,271	11,627,412	(385,141)
Goldman Sachs	6,861,920,000	HUF	04/25/18	26,096,948	26,686,761	(589,813)
Morgan Stanley	67,310,000	EUR	01/31/18	80,289,387	80,918,972	(629,585)
Goldman Sachs	43,060,000	EUR	01/10/18	50,936,837	51,687,757	(750,920)
Morgan Stanley	48,201,000	EUR	01/10/18	57,022,399	57,858,837	(836,438)
Morgan Stanley	248,500,000	DKK	03/01/18	39,361,037	40,198,954	(837,917)
Goldman Sachs	57,240,000	GBP	01/08/18	76,396,110	77,292,544	(896,434)
Goldman Sachs	52,587,000	EUR	01/31/18	62,249,456	63,219,225	(969,769)
Bank of America	9,400,000,000	HUF	01/17/18	35,355,625	36,347,422	(991,797)
Goldman Sachs	109,740,000	EUR	01/19/18	130,446,609	131,813,640	(1,367,031)
Goldman Sachs	103,840,000	EUR	02/16/18	123,519,757	124,948,845	(1,429,088)
						$(10,250,917)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $137,486,883, (cost $140,825,999) or 2.1% of total net assets.
[2]	Affiliated issuer.
[3]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[4]	Zero coupon rate security.
[5]	Rate indicated is the 7 day yield as of December 31, 2017.
[6]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,455,761,599 (cost $2,426,363,447), or 37.7% of total net assets.
[8]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $27,764,349 (cost $40,531,949), or 0.4% of total net assets — See Note 8.
[9]	Term loan interests in the Fund's portfolio generally have variable rates. All or a portion of this security represents unsettled loan positions and may not have a stated coupon rate.
[10]	Perpetual maturity.
[11]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[12]	Payment-in-kind security.
[13]	Security is in default of interest and/or principal obligations.
[14]	All or a portion of this security is pledged as reverse repurchase agreements collateral at December 31, 2017.
[15]	Rate indicated is the effective yield at the time of purchase.
[16]	Repurchase Agreements — See Note 4.
[17]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[18]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[19]	Credit Default Swaps — See Note 2.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

plc — Public Limited Company

REIT — Real Estate Investment Trust

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

WAC — Weighted Average Coupon

EURIBOR — European Interbank Offered Rate

CMT — Constant Maturity Treasury

DKK — Danish Krone

GPB — British Pound

EURO — Euro

HUF — Hungarian Forint

JPY — Japanese Yen

BOA — Bank of America

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset-Backed Securities	$—	$—	$1,945,924,558	$—	$54,841,017	$2,000,765,575
Collateralized Mortgage Obligations	—	—	832,296,944	—	95,232,486	927,529,430
Commercial Paper	—	—	13,995,917	—	—	13,995,917
Common Stocks	191,877,977	—	157,036	—	244,393	192,279,406
Corporate Bonds	—	—	589,696,232	—	47,676,580	637,372,812
Credit Default Swaps	—	—	—	188,004	—	188,004
Forward Foreign Currency Exchange Contracts	—	—	—	1,702,731	—	1,702,731
Exchange-Traded Funds	63,794,403	—	—	—	—	63,794,403
Foreign Government Bonds	—	—	999,960,908	—	6,210,054	1,006,170,962
Interest Rate Swap Agreements	—	—	—	935,607	—	935,607
Money Market Funds	126,135,249	—	—	—	—	126,135,249
Municipal Bonds	—	—	1,207,168	—	—	1,207,168
Mutual Funds	767,500,634	—	—	—	—	767,500,634
Options Purchased	19,737,806	—	—	—	—	19,737,806
Equity Swap Agreements	—	—	—	2,841,428	—	2,841,428
Preferred Stocks	—	—	17,656,360	—	38	17,656,398
Repurchase Agreements	—	—	15,163,646	—	—	15,163,646
Senior Floating Rate Interests	—	—	645,984,339	—	92,417,509	738,401,848
Warrants	—	—	131,296	—	—	131,296
Total Assets	$1,169,046,069	$—	$5,062,174,404	$5,667,770	$296,622,077	$6,533,510,320

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs		Total
Credit Default Swaps	$—	$—	$—	$11,074	$—		$11,074
Corporate Bonds	—	—	14,990,035	—	—		14,990,035
Forward Foreign Currency Exchange Contracts	—	—	—	11,953,648	—		11,953,648
Interest Rate Swap Agreements	—	—	—	743,718	—		743,718
Options Written	6,680,581	—	—	—	—		6,680,581
Equity Swap Agreements	—	—	—	9,884,228	—		9,884,228
Unfunded Loan Commitments (Note 7)	—	—	—	—	1,506,520	**	1,506,520
Total Liabilities	$6,680,581	$—	$14,990,035	$22,592,668	$1,506,520		$45,758,730

* Other financial instruments include swaps and forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
** Security has a market value of less than $1.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2017	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average
Assets:
Asset-Backed Securities	$42,688,752	Model Price	Market Comparable Yield	6.3%	—
Asset-Backed Securities	12,152,265	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Collateralized Mortgage Obligations	95,232,486	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Common Stocks	244,393	Enterprise Value	Valuation Multiple	7.1x	7.1x
Corporate Bonds	44,352,625	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Corporate Bonds	3,274,375	Model Price	Market Comparable Yields	8.3%-9.4%	6.7%
Corporate Bonds	49,580	Enterprise Value	Valuation Multiple	6.6x	—
Foreign Government Bonds	6,210,054	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Preferred Stocks	38	Model Price	Liquidation value	—	—
Senior Floating Rate Interests	81,133,622	Yield Analysis	Yield	4.4%-9.9%	7.1x, 6.7%-7.8%
Senior Floating Rate Interests	6,553,708	Model Price	Market Comparable Yields	5.3%-5.6%	6.7%
Senior Floating Rate Interests	3,542,417	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	1,187,762	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—	—
Total Assets	$296,622,077

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended December 31, 2017, the Fund had securities with a total value of $15,706,855 transfer out of level 3 into level 2 and securities with a total value of $425,908 transfer out of level 2 into level 3 due to changes in the securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2017:

	Assets							Liabilities
	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Common/ Preferred Stocks	Collateralized Mortgage Obligations	Foreign Government Bonds	Total Assets	Unfunded Loan Commitments
Beginning Balance	$73,160,403	$59,045,623	$59,762,406	$296,976	$97,480,054	$-	$289,745,462	$(1,610,986)
Purchases/Receipts	-	-	-	-	-	-	$-	-
Sales, maturities and paydowns/Fundings	-	-	-	-	-	-	$-	-
Total realized gains or losses included in earnings	-	-	-	-	-	-	$-	-
Total change in unrealized gains or losses included in earnings	18,831,198	(1,457,751)	874,174	(52,545)	(2,247,568)	6,210,054	$22,157,562	104,466
Transfers into Level 3	425,908	-	-	-	-	-	$425,908	-
Transfers out of Level 3	-	(2,746,855)	(12,960,000)	-	-	-	$(15,706,855)	-
Ending Balance	$92,417,509	$54,841,017	$47,676,580	$244,431	$95,232,486	$6,210,054	$296,622,077	$(1,506,520	)*
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$(148,549)	$(840,011)	$(34,051)	$(51,985)	$83,444	$(7)	$(991,159)	$70,460

*	Security has a market value less than $1.

Macro Opportunities Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the advisor, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by the advisor. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by the advisor and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17		Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 12/31/17		Shares 12/31/17	Investment Income	Capital Gain Distributions
Aspect Software, Inc.	$1,021,935		$-	$(6,702)	$-	$1,399	$1,016,632		1,032,113	$30,456	$-
Guggenheim Alpha Opportunity Fund - Institutional Class	166,996,450		8,120,854	–	–	(339,126)	174,778,178		5,863,072	–	8,120,854
Guggenheim Floating Rate Strategies Fund - Institutional Class	12,926,051		129,746	–	–	(15,070)	13,040,727		501,374	129,575	–
Guggenheim Limited Duration Fund - Institutional Class	297,474,146		2,364,783	–	–	(840,827)	298,998,102		12,066,106	2,346,027	–
Guggenheim Risk Managed Real Estate Fund - Institutional Class	15,005,412		608,715	–	–	(159,639)	15,454,488		520,003	87,602	521,113
Guggenheim Solar ETF	15,170,155		–	–	–	2,438,436	17,608,591		700,700	311,741	–
Guggenheim Strategy Fund I	87,752,252		645,221	–	–	(175,423)	88,222,050		3,520,433	612,029	33,357
Guggenheim Strategy Fund II	98,202,891		791,087	–	–	(196,679)	98,797,299		3,950,312	738,814	52,555
Guggenheim Strategy Fund III	–		78,303,243	–	–	(93,453)	78,209,790		3,125,891	280,406	19,023
Targus Group International Equity, Inc	19,586		–	(1,000)	442	5,620	24,648		12,773	–	–
Targus Group International, Inc.	-	*	–	–	–	–	-	*	152,876	–	–
	$694,568,878		$90,963,649	$(7,702)	$442	$625,238	$786,150,505			$4,536,650	$8,746,902

*	Security has a market value less than $0.

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 91.4%
REITs - 83.7%
REITs-Diversified - 18.1%
Crown Castle International Corp.	1,758	$195,156
American Tower Corp. — Class A	1,263	180,192
Equinix, Inc.[1]	386	174,943
Rayonier, Inc.	3,941	124,654
Weyerhaeuser Co.	3,506	123,622
Gaming and Leisure Properties, Inc.	3,098	114,626
Cousins Properties, Inc.	12,125	112,156
Total REITs-Diversified		1,025,349
REITs-Warehouse/Industries - 12.8%
Rexford Industrial Realty, Inc.	6,804	198,405
EastGroup Properties, Inc.	2,044	180,649
Prologis, Inc.	2,795	180,305
CyrusOne, Inc.	2,821	167,934
Total REITs-Warehouse/Industries		727,293
REITs-Hotels - 7.0%
RLJ Lodging Trust	8,410	184,768
MGM Growth Properties LLC — Class A	3,797	110,683
Summit Hotel Properties, Inc.	7,035	107,143
Total REITs-Hotels		402,594
REITs-Storage - 6.6%
National Storage Affiliates Trust	8,353	227,703
Iron Mountain, Inc.	2,936	110,775
Jernigan Capital, Inc.	2,056	39,085
Total REITs-Storage		377,563
REITs-Apartments - 6.5%
Invitation Homes, Inc.	8,462	199,449
American Homes 4 Rent — Class A	7,854	171,531
Total REITs-Apartments		370,980
REITs-Office Property - 6.4%
Alexandria Real Estate Equities, Inc.	1,492	194,840
Tier REIT, Inc.	8,353	170,318
Total REITs-Office Property		365,158
REITs-Health Care - 6.3%
Sabra Health Care REIT, Inc.	7,610	142,840
Physicians Realty Trust	6,173	111,052
Healthcare Trust of America, Inc. — Class A	3,592	107,904
Total REITs-Health Care		361,796
REITs-Manufactured Homes - 5.4%
Sun Communities, Inc.	1,858	172,385
Equity LifeStyle Properties, Inc.	1,532	136,379
Total REITs-Manufactured Homes		308,764
REITs-Regional Malls - 4.5%
GGP, Inc.	7,669	179,378
Pennsylvania Real Estate Investment Trust	6,950	82,635
Total REITs-Regional Malls		262,013
REITs-Shopping Centers - 4.3%
Regency Centers Corp.	1,772	122,587
Federal Realty Investment Trust	885	117,537
Total REITs-Shopping Centers		240,124
REITs-Mortgage - 3.1%
Blackstone Mortgage Trust, Inc. — Class A	5,452	175,445
REITs-Single Tenant - 2.7%
Spirit Realty Capital, Inc.	17,656	151,488
Total REITs		4,768,567
Lodging - 7.7%
Casino Hotels - 5.8%
Caesars Entertainment Corp.*	13,751	173,950
Boyd Gaming Corp.	4,341	152,152
Total Casino Hotels		326,102
Hotels & Motels - 1.9%
Extended Stay America, Inc.	5,794	110,086
Total Lodging		436,188
Total Common Stocks
(Cost $4,658,634)		5,204,755

MONEY MARKET FUND† - 9.4%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.14%[2]	535,037	535,037
Total Money Market Fund
(Cost $535,037)		535,037
Total Investments - 100.8%
(Cost $5,193,671)		$5,739,792
Other Assets & Liabilities, net - (0.8)%		(46,177)
Total Net Assets - 100.0%		$5,693,615

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Loss
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Market Neutral Real Estate Portfolio Short Custom Basket Swap[3]	(1.07)%	At Maturity	07/22/19	$5,097,942	$(14,201)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF SHORT SECURITIES[3]
Colony NorthStar, Inc. — Class A	(11,441)	$34,679
Omega Healthcare Investors, Inc.	(4,979)	29,238
CoreCivic, Inc.	(2,977)	19,035
CareTrust REIT, Inc.	(7,142)	17,770
GEO Group, Inc.	(2,774)	17,764
VEREIT, Inc.	(23,295)	14,307
Lexington Realty Trust	(18,507)	11,121
Piedmont Office Realty Trust, Inc. — Class A	(7,838)	9,012
LaSalle Hotel Properties	(5,814)	8,864
Apartment Investment & Management Co. — Class A	(4,901)	5,421
PS Business Parks, Inc.	(867)	3,757
Mid-America Apartment Communities, Inc.	(1,625)	2,890
Senior Housing Properties Trust	(10,277)	1,148
Brixmor Property Group, Inc.	(6,885)	689
SL Green Realty Corp.	(1,591)	310
Public Storage	(598)	(512)
Liberty Property Trust	(3,960)	(5,754)
Weingarten Realty Investors	(4,278)	(6,450)
iShares U.S. Real Estate ETF	(13,946)	(7,271)
Chesapeake Lodging Trust	(4,767)	(10,742)
Macerich Co.	(1,398)	(11,033)
National Retail Properties, Inc.	(4,642)	(11,316)
Jones Lang LaSalle, Inc.	(601)	(12,322)
CBRE Group, Inc. — Class A*	(2,869)	(14,541)
Chatham Lodging Trust	(8,472)	(21,752)
Tanger Factory Outlet Centers, Inc.	(7,356)	(26,239)
Wynn Resorts Ltd.	(784)	(28,687)
Life Storage, Inc.	(2,342)	(33,587)
Total Custom Basket of Short Securities		(14,201)

Market Neutral Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as equity index swap collateral at December 31, 2017.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.
[3]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$5,204,755	$—	$—	$—	$5,204,755
Money Market Fund	535,037	—	—	—	535,037
Total Assets	$5,739,792	$—	$—	$—	$5,739,792

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Custom Basket Swap Agreements	$—	$—	$14,201	$—	$14,201

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7%
Financial - 30.0%
Zions Bancorporation	257,324	$13,079,779
KeyCorp	593,073	11,962,282
Wintrust Financial Corp.	128,582	10,591,299
E*TRADE Financial Corp.*	171,255	8,489,111
Unum Group	152,454	8,368,200
Huntington Bancshares, Inc.	573,274	8,346,869
Radian Group, Inc.	345,826	7,127,474
Equity Commonwealth REIT*	211,651	6,457,472
Alleghany Corp.*	10,704	6,380,547
Alexandria Real Estate Equities, Inc. REIT	43,643	5,699,339
Umpqua Holdings Corp.	257,151	5,348,741
Prosperity Bancshares, Inc.	73,237	5,131,717
Howard Hughes Corp.*	37,553	4,929,582
Sun Communities, Inc. REIT	49,124	4,557,725
Cousins Properties, Inc. REIT	450,768	4,169,604
AmTrust Financial Services, Inc.	404,335	4,071,654
EastGroup Properties, Inc. REIT	42,148	3,725,040
IBERIABANK Corp.	46,833	3,629,558
National Storage Affiliates Trust REIT	127,313	3,470,552
CoreCivic, Inc. REIT	153,736	3,459,060
Lexington Realty Trust REIT	305,773	2,950,709
Camden Property Trust REIT	30,148	2,775,425
Redwood Trust, Inc. REIT	183,428	2,718,403
First Industrial Realty Trust, Inc. REIT	81,846	2,575,694
Piedmont Office Realty Trust, Inc. — Class A REIT	129,331	2,536,181
Physicians Realty Trust REIT	140,648	2,530,258
LaSalle Hotel Properties REIT	88,742	2,490,988
Customers Bancorp, Inc.*	84,893	2,206,369
Federal Agricultural Mortgage Corp. — Class C	27,313	2,136,969
Total Financial		151,916,601
Industrial - 17.5%
WestRock Co.	153,518	9,703,873
Carlisle Companies, Inc.	78,205	8,887,998
Crane Co.	84,101	7,503,491
Harris Corp.	41,737	5,912,046
Oshkosh Corp.	56,483	5,133,740
Covenant Transportation Group, Inc. — Class A*	175,048	5,029,129
Celadon Group, Inc.	754,880	4,831,232
FLIR Systems, Inc.	100,054	4,664,517
Scorpio Tankers, Inc.	1,225,835	3,738,797
Crown Holdings, Inc.*	63,890	3,593,812
Dycom Industries, Inc.*	31,470	3,506,702
Golar LNG Ltd.	112,363	3,349,541
ITT, Inc.	62,668	3,344,591
GasLog Ltd.	133,381	2,967,727
Gentex Corp.	141,289	2,960,005
Valmont Industries, Inc.	16,650	2,761,403
US Concrete, Inc.*	32,243	2,697,127
Owens-Illinois, Inc.*	105,523	2,339,445
Fabrinet*	60,659	1,740,914
TriMas Corp.*	56,886	1,521,700
Greif, Inc. — Class A	23,922	1,449,195
Kirby Corp.*	19,570	1,307,276
Total Industrial		88,944,261
Consumer, Cyclical - 13.2%
DR Horton, Inc.	189,635	9,684,659
PVH Corp.	62,095	8,520,055
UniFirst Corp.	46,450	7,659,605
American Eagle Outfitters, Inc.	320,103	6,017,936
Goodyear Tire & Rubber Co.	128,617	4,155,615
CalAtlantic Group, Inc.	71,469	4,030,137
Caleres, Inc.	114,701	3,840,190
Deckers Outdoor Corp.*	46,980	3,770,145
GMS, Inc.*	84,945	3,197,330
PACCAR, Inc.	40,635	2,888,336
JetBlue Airways Corp.*	126,845	2,833,717
Asbury Automotive Group, Inc.*	41,060	2,627,840
Penske Automotive Group, Inc.	54,078	2,587,632
Unifi, Inc.*	66,241	2,376,065
Movado Group, Inc.	41,451	1,334,722
Alaska Air Group, Inc.	15,883	1,167,560
Total Consumer, Cyclical		66,691,544
Utilities - 10.3%
OGE Energy Corp.	232,818	7,662,040
Ameren Corp.	113,039	6,668,171
Portland General Electric Co.	124,750	5,686,105
Pinnacle West Capital Corp.	59,980	5,109,096
Avista Corp.	98,820	5,088,242
Black Hills Corp.	75,090	4,513,660
Calpine Corp.*	278,143	4,208,303
UGI Corp.	88,586	4,159,113
AES Corp.	349,829	3,788,648
ONE Gas, Inc.	43,958	3,220,363
SCANA Corp.	58,015	2,307,837
Total Utilities		52,411,578
Consumer, Non-cyclical - 9.4%
Emergent BioSolutions, Inc.*	155,442	7,223,390
Hormel Foods Corp.	143,383	5,217,707
Myriad Genetics, Inc.*	113,534	3,899,325
Ingredion, Inc.	27,459	3,838,768
Dermira, Inc.*	130,509	3,629,455
Premier, Inc. — Class A*	124,090	3,622,187
Bunge Ltd.	53,930	3,617,624
HealthSouth Corp.	64,208	3,172,517
Eagle Pharmaceuticals, Inc.*	52,957	2,828,963
Perrigo Company plc	30,037	2,618,025
SP Plus Corp.*	65,325	2,423,558
Fresh Del Monte Produce, Inc.	48,817	2,327,107
ACCO Brands Corp.*	137,976	1,683,307
Quest Diagnostics, Inc.	13,575	1,337,002
Total Consumer, Non-cyclical		47,438,935
Energy - 7.3%
Rowan Companies plc — Class A*	448,805	7,028,286
Marathon Oil Corp.	339,473	5,747,278
Range Resources Corp.	277,596	4,735,788
Whiting Petroleum Corp.*	176,404	4,671,178
Andeavor	36,248	4,144,596
Oasis Petroleum, Inc.*	404,334	3,400,449
Hess Corp.	59,710	2,834,434
WildHorse Resource Development Corp.*	105,589	1,943,893
MRC Global, Inc.*	81,949	1,386,577
Gulfport Energy Corp.*	90,204	1,151,003
Total Energy		37,043,482

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 99.7% (continued)
Technology - 5.2%
Cray, Inc.*	211,248	$5,112,202
CSRA, Inc.	164,143	4,911,158
Qorvo, Inc.*	62,174	4,140,788
Conduent, Inc.*	233,622	3,775,331
Maxwell Technologies, Inc.*	578,897	3,334,447
Cirrus Logic, Inc.*	48,704	2,525,790
Super Micro Computer, Inc.*	116,497	2,437,700
Total Technology		26,237,416
Basic Materials - 3.5%
Reliance Steel & Aluminum Co.	68,300	5,859,457
Nucor Corp.	90,486	5,753,100
Westlake Chemical Corp.	46,660	4,970,690
Tahoe Resources, Inc.	277,920	1,331,236
Total Basic Materials		17,914,483
Communications - 3.3%
Ciena Corp.*	234,293	4,903,753
Finisar Corp.*	204,886	4,169,430
Infinera Corp.*	583,258	3,692,023
Viavi Solutions, Inc.*	347,381	3,036,110
Oclaro, Inc.*	159,958	1,078,117
Total Communications		16,879,433
Total Common Stocks
(Cost $415,230,372)		505,477,733

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	858,334	3
Total Convertible Preferred Stocks
(Cost $819,654)		3

MONEY MARKET FUND† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[3]	460,358	460,358
Total Money Market Fund
(Cost $460,358)		460,358
Total Investments - 99.8%
(Cost $416,510,384)		$505,938,094
Other Assets & Liabilities, net - 0.2%		898,910
Total Net Assets - 100.0%		$506,837,004

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $3, (cost $819,654) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$505,477,733	$—	$—	$505,477,733
Convertible Preferred Stocks	—	—	3	3
Money Market Fund	460,358	—	—	460,358
Total Assets	$505,938,091	$—	$3	$505,938,094

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.9%
Financial - 28.4%
Zions Bancorporation	38,722	$1,968,239
KeyCorp	91,204	1,839,585
Wintrust Financial Corp.	19,049	1,569,066
Huntington Bancshares, Inc.	87,937	1,280,363
E*TRADE Financial Corp.*	25,635	1,270,727
Unum Group	22,975	1,261,098
Radian Group, Inc.	51,799	1,067,577
Equity Commonwealth REIT*	32,592	994,382
Alleghany Corp.*	1,650	983,549
Alexandria Real Estate Equities, Inc. REIT	6,753	881,874
Umpqua Holdings Corp.	39,513	821,871
Prosperity Bancshares, Inc.	11,276	790,109
Howard Hughes Corp.*	5,682	745,876
Sun Communities, Inc. REIT	7,237	671,449
Cousins Properties, Inc. REIT	70,085	648,286
AmTrust Financial Services, Inc.	62,543	629,808
EastGroup Properties, Inc. REIT	6,505	574,912
IBERIABANK Corp.	7,012	543,430
National Storage Affiliates Trust REIT	19,644	535,495
CoreCivic, Inc. REIT	23,715	533,588
Lexington Realty Trust REIT	44,877	433,063
Camden Property Trust REIT	4,454	410,035
Redwood Trust, Inc. REIT	26,756	396,524
First Industrial Realty Trust, Inc. REIT	12,568	395,515
Physicians Realty Trust REIT	21,478	386,389
LaSalle Hotel Properties REIT	13,698	384,503
Piedmont Office Realty Trust, Inc. — Class A REIT	19,457	381,552
Customers Bancorp, Inc.*	12,888	334,959
Federal Agricultural Mortgage Corp. — Class C	4,044	316,402
Total Financial		23,050,226
Industrial - 16.7%
WestRock Co.	23,589	1,491,061
Carlisle Companies, Inc.	11,935	1,356,413
Crane Co.	12,863	1,147,637
Harris Corp.	6,403	906,985
Covenant Transportation Group, Inc. — Class A*	26,947	774,187
Oshkosh Corp.	8,475	770,293
Celadon Group, Inc.	111,054	710,746
FLIR Systems, Inc.	14,773	688,717
Scorpio Tankers, Inc.	185,286	565,122
Dycom Industries, Inc.*	4,997	556,816
Crown Holdings, Inc.*	9,817	552,206
Golar LNG Ltd.	17,254	514,342
ITT, Inc.	9,321	497,462
GasLog Ltd.	20,234	450,207
Gentex Corp.	21,174	443,595
Valmont Industries, Inc.	2,578	427,561
US Concrete, Inc.*	4,831	404,113
Owens-Illinois, Inc.*	16,287	361,083
Fabrinet*	9,748	279,767
TriMas Corp.*	8,837	236,390
Greif, Inc. — Class A	3,704	224,388
Kirby Corp.*	3,008	200,934
Total Industrial		13,560,025
Consumer, Cyclical - 12.6%
DR Horton, Inc.	29,643	1,513,868
PVH Corp.	9,507	1,304,456
UniFirst Corp.	7,184	1,184,642
American Eagle Outfitters, Inc.	49,564	931,803
CalAtlantic Group, Inc.	11,757	662,977
Goodyear Tire & Rubber Co.	19,646	634,762
Caleres, Inc.	18,143	607,428
Deckers Outdoor Corp.*	6,898	553,564
GMS, Inc.*	12,696	477,878
PACCAR, Inc.	6,011	427,262
JetBlue Airways Corp.*	18,361	410,185
Asbury Automotive Group, Inc.*	6,320	404,480
Penske Automotive Group, Inc.	8,324	398,303
Unifi, Inc.*	10,180	365,157
Movado Group, Inc.	6,397	205,983
Alaska Air Group, Inc.	2,440	179,364
Total Consumer, Cyclical		10,262,112
Utilities - 9.8%
OGE Energy Corp.	35,293	1,161,493
Ameren Corp.	16,990	1,002,240
Avista Corp.	17,721	912,454
Portland General Electric Co.	18,579	846,831
Pinnacle West Capital Corp.	9,014	767,812
Black Hills Corp.	11,069	665,358
UGI Corp.	13,284	623,684
Calpine Corp.*	39,800	602,174
AES Corp.	52,601	569,669
ONE Gas, Inc.	6,598	483,369
SCANA Corp.	8,970	356,827
Total Utilities		7,991,911
Consumer, Non-cyclical - 8.9%
Emergent BioSolutions, Inc.*	23,883	1,109,843
Hormel Foods Corp.	21,488	781,948
Myriad Genetics, Inc.*	17,361	596,263
Ingredion, Inc.	4,238	592,472
Dermira, Inc.*	20,137	560,010
Bunge Ltd.	8,286	555,825
Premier, Inc. — Class A*	18,202	531,316
HealthSouth Corp.	9,453	467,073
Eagle Pharmaceuticals, Inc.*	8,066	430,886
Perrigo Company plc	4,617	402,418
SP Plus Corp.*	10,077	373,857
Fresh Del Monte Produce, Inc.	7,343	350,041
ACCO Brands Corp.*	21,595	263,459
Quest Diagnostics, Inc.	2,086	205,450
Total Consumer, Non-cyclical		7,220,861
Energy - 7.0%
Rowan Companies plc — Class A*	68,428	1,071,582
Marathon Oil Corp.	52,365	886,539
Range Resources Corp.	42,924	732,283
Whiting Petroleum Corp.*	26,101	691,155
Andeavor	5,571	636,988
Oasis Petroleum, Inc.*	60,316	507,258
Hess Corp.	9,104	432,167
WildHorse Resource Development Corp.*	16,455	302,937
MRC Global, Inc.*	11,351	192,059
Gulfport Energy Corp.*	14,537	185,492
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		5,638,461

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 94.9% (continued)
Technology - 4.9%
Cray, Inc.*	31,901	$772,004
CSRA, Inc.	24,642	737,289
Qorvo, Inc.*	9,511	633,433
Conduent, Inc.*	35,676	576,524
Maxwell Technologies, Inc.*	88,957	512,392
Cirrus Logic, Inc.*	7,478	387,809
Super Micro Computer, Inc.*	18,022	377,110
Total Technology		3,996,561
Basic Materials - 3.4%
Reliance Steel & Aluminum Co.	10,464	897,707
Nucor Corp.	13,911	884,461
Westlake Chemical Corp.	7,041	750,078
Tahoe Resources, Inc.	42,830	205,156
Total Basic Materials		2,737,402
Communications - 3.2%
Ciena Corp.*	35,707	747,347
Finisar Corp.*	31,667	644,423
Infinera Corp.*	89,990	569,637
Viavi Solutions, Inc.*	52,051	454,926
Oclaro, Inc.*	24,844	167,449
Total Communications		2,583,782
Total Common Stocks
(Cost $64,653,472)		77,041,341

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	793,750	3
Total Convertible Preferred Stocks
(Cost $757,981)		3

MONEY MARKET FUND† - 5.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[4]	4,169,428	4,169,428
Total Money Market Fund
(Cost $4,169,428)		4,169,428
Total Investments - 100.0%
(Cost $69,580,881)		$81,210,772
Other Assets & Liabilities, net - 0.0%		(32,269)
Total Net Assets - 100.0%		$81,178,503

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $3, (cost $757,981) or 0.0% of total net assets.
3	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
4	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,041,340	$—	$1	$77,041,341
Convertible Preferred Stocks	—	—	3	3
Money Market Fund	4,169,428	—	—	4,169,428
Total Assets	$81,210,768	$—	$4	$81,210,772

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under the GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
HydroGen Corp.	$1	$—	$—	$—	$—	$1	1,265,700	$—	$—

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
MONEY MARKET FUND† - 2.3%
Dreyfus AMT-Free Tax Exempt Cash Management Fund - Institutional Class 1.27%[1]	1,184,994	$1,184,994
Total Money Market Fund
(Cost $1,184,994)		1,184,994

	Face Amount
MUNICIPAL BONDS†† - 97.0%
California - 16.5%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,211,380
6.25% due 10/01/40	250,000	301,053
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/21	1,000,000	1,151,640
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[2]	1,000,000	680,860
State of California General Obligation Unlimited
5.00% due 03/01/26	500,000	604,050
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/39[3]	1,300,000	582,855
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	575,005
Los Angeles Department of Water & Power System Revenue Bonds
5.00% due 07/01/43	500,000	561,650
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	530,840
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	435,290
Riverside County Public Financing Authority Tax Allocation
5.00% due 10/01/28	300,000	367,404
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	328,263
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	256,762
Riverside County Redevelopment Successor Agency Tax Allocation
due 10/01/37[2,3]	250,000	235,480
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	234,926
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	209,954
Culver Redevelopment Agency Successor Agency Tax Allocation
due 11/01/23[3]	195,000	161,230
Total California		8,428,642
Texas - 11.3%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/18	1,470,000	1,470,000
due 01/01/36[3]	1,000,000	552,940
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	587,250
5.00% due 12/01/41	200,000	233,340
Texas Tech University Revenue Bonds
5.00% due 08/15/32	500,000	552,075
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	364,960
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	354,681
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	302,158
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	200,000	240,256
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	236,186
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	235,748
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	226,402
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	217,518
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	195,810
Total Texas		5,769,324
Michigan - 8.7%
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,627,005
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,104,940
5.00% due 05/01/30	300,000	332,523

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 97.0% (continued)
Michigan - 8.7% (continued)
City of Detroit Michigan Sewage Disposal System Revenue Bonds
1.49% (3 Month USD LIBOR + 60 bps) due 07/01/32[4]	$1,000,000	$935,640
City of Detroit Michigan Water Supply System Revenue Bonds
4.75% due 07/01/29	230,000	234,025
5.00% due 07/01/41	200,000	213,656
Total Michigan		4,447,789
New York - 7.9%
New York City Water & Sewer System Revenue Bonds
1.73% (VRDN + 0 bps) due 06/15/48[4]	700,000	700,000
5.00% due 06/15/39	500,000	583,370
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	383,047
5.00% due 12/01/27[5]	200,000	230,630
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
5.00% due 11/01/29	500,000	599,755
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	597,990
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	221,826
5.00% due 08/01/26	200,000	215,018
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	286,920
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	197,000	215,683
Total New York		4,034,239
Illinois - 6.7%
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,036,200
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	562,555
City of Chicago Illinois Wastewater Transmission Revenue Bonds
5.25% due 01/01/42	400,000	467,056
Chicago O'Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	343,710
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	322,778
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	239,652
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	234,196
Metropolitan Pier & Exposition Authority Revenue Bonds
0.00% due 06/15/45[3]	500,000	163,230
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/23	70,000	70,099
5.00% due 01/01/22	5,000	5,012
Total Illinois		3,444,488
Pennsylvania - 6.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 03/15/31	500,000	589,040
5.00% due 02/01/27	500,000	584,860
Pennsylvania Turnpike Commission Revenue Bonds
2.98% (SIFMA Municipal Swap Index + 127 bps) due 12/01/20[4]	500,000	509,645
2.68% (SIFMA Municipal Swap Index + 98 bps) due 12/01/21[4]	500,000	508,780
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	573,000
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	349,851
Total Pennsylvania		3,115,176
New Jersey - 4.5%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,080,280
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	331,890
5.00% due 07/01/36	200,000	222,812
New Jersey Turnpike Authority Revenue Bonds
5.00% due 01/01/31	300,000	363,600
New Jersey Economic Development Authority Revenue Bonds
5.00% due 06/01/28	250,000	296,357
Total New Jersey		2,294,939
Puerto Rico - 4.0%
Puerto Rico Electric Power Authority Revenue Bonds
1.41% (3 Month USD LIBOR + 52 bps) due 07/01/29[4]	1,845,000	1,533,656

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 97.0% (continued)
Puerto Rico - 4.0% (continued)
Puerto Rico Highway & Transportation Authority Revenue Bonds
5.25% due 07/01/41	$250,000	$276,543
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	250,000	251,758
Total Puerto Rico		2,061,957
Washington - 3.7%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds
5.00% due 09/01/27	500,000	518,030
5.25% due 09/01/32	500,000	516,640
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	393,364
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	236,944
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	213,788
Total Washington		1,878,766
District of Columbia - 2.8%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	285,000	335,428
5.00% due 06/01/32	275,000	320,444
5.00% due 06/01/31	175,000	212,086
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	500,000	582,900
Total District of Columbia		1,450,858
Louisiana - 2.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
5.00% due 10/01/37	500,000	573,465
5.00% due 10/01/26	150,000	181,249
City of Shreveport Louisiana Water & Sewer Revenue Bonds
5.00% due 12/01/35	250,000	296,833
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	226,848
Total Louisiana		1,278,395
Florida - 2.5%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	590,545
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	344,775
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	335,628
Total Florida		1,270,948
Massachusetts - 2.2%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/21	600,000	687,246
6.88% due 01/01/41	400,000	459,300
Total Massachusetts		1,146,546
Colorado - 2.0%
University of Colorado Revenue Bonds
5.00% due 06/01/22	285,000	323,225
5.00% due 06/01/41	200,000	235,388
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	461,311
Total Colorado		1,019,924
North Carolina - 1.9%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	800,000	965,216
West Virginia - 1.7%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	554,920
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	340,749
Total West Virginia		895,669
Arizona - 1.6%
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	586,435
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	244,554
Total Arizona		830,989
Georgia - 1.6%
City of Atlanta Georgia Water & Wastewater Revenue Bonds
5.00% due 11/01/40	500,000	582,115
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	238,692
Total Georgia		820,807
Ohio - 1.6%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	582,670

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount	Value
MUNICIPAL BONDS†† - 97.0% (continued)
Ohio - 1.6% (continued)
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	$229,552
Total Ohio		812,222
Mississippi - 1.6%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	545,940
6.25% due 10/01/26	230,000	252,172
Total Mississippi		798,112
Virginia - 1.3%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	362,256
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/25	250,000	299,630
Total Virginia		661,886
Maryland - 1.0%
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	500,000	508,440
Indiana - 0.9%
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	400,000	454,344
Kentucky - 0.8%
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	219,424
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	210,350
Total Kentucky		429,774
South Carolina - 0.7%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	300,000	364,179
Nevada - 0.5%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	275,726
Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	226,674
Total Municipal Bonds
(Cost $48,033,327)		49,686,029
Total Investments - 99.3%
(Cost $49,218,321)		$50,871,023
Other Assets & Liabilities, net - 0.7%		356,958
Total Net Assets - 100.0%		$51,227,981

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1	Rate indicated is the 7 day yield as of December 31, 2017.
2	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
3	Zero coupon rate security.
4	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $230,630 (cost $218,012), or 0.5% of total net assets.

LIBOR — London Interbank Offered Rate

SIFMA — Securities Industry and Financial Markets Association

VRDN — Variable Rate Demand Note

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Municipal Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Money Market Fund	$1,184,994	$—	$—	$1,184,994
Municipal Bonds	—	49,686,029	—	49,686,029
Total Assets	$1,184,994	$49,686,029	$—	$50,871,023

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 96.2%
REITs - 92.0%
REITs-Diversified - 18.0%
Equinix, Inc.	16,759	$7,595,514
Digital Realty Trust, Inc.	28,132	3,204,235
Gaming and Leisure Properties, Inc.	79,359	2,936,283
American Tower Corp. — Class A	17,068	2,435,092
Crown Castle International Corp.	21,368	2,372,062
Cousins Properties, Inc.	220,278	2,037,571
Vornado Realty Trust	21,073	1,647,487
Duke Realty Corp.	53,892	1,466,401
Rayonier, Inc.	42,419	1,341,713
Weyerhaeuser Co.	37,395	1,318,548
Total REITs-Diversified		26,354,906
REITs-Apartments - 11.8%
Equity Residential	61,884	3,946,343
Invitation Homes, Inc.	155,624	3,668,058
AvalonBay Communities, Inc.	20,117	3,589,074
American Homes 4 Rent — Class A	113,844	2,486,353
Essex Property Trust, Inc.	8,350	2,015,440
Camden Property Trust	17,414	1,603,133
Total REITs-Apartments		17,308,401
REITs-Warehouse/Industries - 11.8%
Prologis, Inc.	120,162	7,751,651
CyrusOne, Inc.	49,780	2,963,403
Rexford Industrial Realty, Inc.	94,391	2,752,442
EastGroup Properties, Inc.	29,106	2,572,388
Gramercy Property Trust	46,332	1,235,211
Total REITs-Warehouse/Industries		17,275,095
REITs-Office Property - 9.6%
Alexandria Real Estate Equities, Inc.	29,494	3,851,621
Boston Properties, Inc.	20,264	2,634,928
Tier REIT, Inc.	97,399	1,985,966
Highwoods Properties, Inc.	36,469	1,856,637
Douglas Emmett, Inc.	29,755	1,221,740
Kilroy Realty Corp.	13,774	1,028,229
Hudson Pacific Properties, Inc.	23,210	794,943
SL Green Realty Corp.	6,703	676,534
Total REITs-Office Property		14,050,598
REITs-Health Care - 9.2%
Healthcare Trust of America, Inc. — Class A	96,346	2,894,234
Welltower, Inc.	45,203	2,882,595
Physicians Realty Trust	142,202	2,558,214
Ventas, Inc.	42,272	2,536,743
Sabra Health Care REIT, Inc.	88,599	1,663,003
HCP, Inc.	37,081	967,072
Total REITs-Health Care		13,501,861
REITs-Regional Malls - 7.8%
Simon Property Group, Inc.	45,542	7,821,383
GGP, Inc.	114,049	2,667,606
Pennsylvania Real Estate Investment Trust	88,343	1,050,398
Total REITs-Regional Malls		11,539,387
REITs-Storage - 6.1%
Public Storage	13,524	2,826,516
National Storage Affiliates Trust	88,766	2,419,761
Iron Mountain, Inc.	59,106	2,230,069
Jernigan Capital, Inc.	43,513	827,182
Extra Space Storage, Inc.	9,267	810,399
Total REITs-Storage		9,113,927
REITs-Shopping Centers - 5.0%
Regency Centers Corp.	43,975	3,042,191
Federal Realty Investment Trust	21,708	2,883,039
Retail Opportunity Investments Corp.	68,698	1,370,525
Total REITs-Shopping Centers		7,295,755
REITs-Manufactured Homes - 4.4%
Sun Communities, Inc.	39,285	3,644,862
Equity LifeStyle Properties, Inc.	31,582	2,811,430
Total REITs-Manufactured Homes		6,456,292
REITs-Hotels - 3.9%
Summit Hotel Properties, Inc.	122,663	1,868,157
MGM Growth Properties LLC — Class A	61,415	1,790,247
Host Hotels & Resorts, Inc.	43,351	860,517
Apple Hospitality REIT, Inc.	30,562	599,321
RLJ Lodging Trust	24,940	547,932
Total REITs-Hotels		5,666,174
REITs-Single Tenant - 3.0%
Realty Income Corp.	40,809	2,326,929
Spirit Realty Capital, Inc.	235,865	2,023,722
Total REITs-Single Tenant		4,350,651
REITs-Mortgage - 1.4%
Blackstone Mortgage Trust, Inc. — Class A	65,115	2,095,401
Total REITs		135,008,448
Lodging - 4.2%
Casino Hotels - 2.9%
Caesars Entertainment Corp.*	192,240	2,431,836
Boyd Gaming Corp.	52,044	1,824,142
Total Casino Hotels		4,255,978
Hotels & Motels - 1.3%
Extended Stay America, Inc.	99,953	1,899,107
Total Lodging		6,155,085
Total Common Stocks
(Cost $132,573,842)		141,163,533

MONEY MARKET FUND† - 4.4%
Dreyfus Treasury Securities Cash Management Fund – Institutional Class 1.11%[1]	6,489,434	6,489,434
Total Money Market Fund
(Cost $6,489,434)		6,489,434
Total Investments - 100.6%
(Cost $139,063,276)		$147,652,967

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS SOLD SHORT† - (7.4)%
Lodging – (0.3%)
Casino Hotels - (0.3%)
Wynn Resorts Ltd.	(2,264)	$(381,687)
Real Estate – (0.4%)
Real Estate Management/Services – (0.4)%
Jones Lang LaSalle, Inc.	(1,789)	(266,436)
CBRE Group, Inc. — Class A*	(8,526)	(369,261)
Total Real Estate Management/Services		(635,697)
Total Real Estate		(635,697)
REITs – (6.7%)
REITs-Warehouse/Industries – (0.3)%
Liberty Property Trust	(11,594)	(498,658)
REITs-Single Tenant – (0.4)%
National Retail Properties, Inc.	(13,517)	(582,988)
REITs-Storage – (0.4)%
Life Storage, Inc.	(6,856)	(610,664)
REITs-Shopping Centers – (0.6)%
Brixmor Property Group, Inc.	(19,993)	(373,069)
Weingarten Realty Investors	(12,509)	(411,171)
Total REITs-Shopping Centers		(784,240)
REITs-Regional Malls – (0.6)%
Macerich Co.	(4,159)	(273,163)
Tanger Factory Outlet Centers, Inc.	(22,178)	(587,939)
Total REITs-Regional Malls		(861,102)
REITs-Office Property – (0.7)%
Piedmont Office Realty Trust, Inc. — Class A	(23,099)	(452,971)
VEREIT, Inc.	(68,370)	(532,602)
Total REITs-Office Property		(985,573)
REITs-Apartments – (0.7)%
Mid-America Apartment Communities, Inc.	(4,837)	(486,409)
Apartment Investment & Management Co. — Class A	(14,699)	(642,493)
Total REITs-Apartments		(1,128,902)
REITs-Health Care – (0.9)%
CareTrust REIT, Inc.	(21,180)	(354,977)
Omega Healthcare Investors, Inc.	(14,860)	(409,244)
Senior Housing Properties Trust	(30,075)	(575,936)
Total REITs-Health Care		(1,340,157)
REITs-Hotels – (1.0)%
Chesapeake Lodging Trust	(14,306)	(387,550)
LaSalle Hotel Properties	(17,137)	(481,036)
Chatham Lodging Trust	(24,875)	(566,155)
Total REITs-Hotels		(1,434,741)
REITs-Diversified – (1.1)%
GEO Group, Inc.	(7,928)	(187,101)
CoreCivic, Inc.	(8,717)	(196,133)
PS Business Parks, Inc.	(2,580)	(322,732)
Colony NorthStar, Inc. — Class A	(34,566)	(394,398)
Lexington Realty Trust	(53,604)	(517,279)
Total REITs-Diversified		(1,617,643)
Total REITS		(9,844,668)
Total Common Stocks Sold Short
(Proceeds $10,877,661)		(10,862,052)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (2.3)%
iShares U.S. Real Estate ETF	42,741	(3,462,449)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,434,728)		(3,462,449)
Total Securities Sold Short- (9.7)%
(Proceeds $14,312,389)		$(14,324,501)
Other Assets & Liabilities, net - 9.1%		13,410,004
Total Net Assets - 100.0%		$146,738,470

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Gain
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Risk Managed Real Estate Portfolio Short Custom Basket Swap[2]	(1.07)%	At Maturity	06/12/19	$40,724,044	$243,753

OTC Custom Basket Swap Agreements††
Morgan Stanley	Risk Managed Real Estate Portfolio Long Custom Basket Swap[3]	1.82%	At Maturity	06/12/19	41,632,658	1,784,305

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Unrealized Gain (Loss)
CUSTOM BASKET OF LONG SECURITIES[3]
Boyd Gaming Corp.	34,394	$322,561
National Storage Affiliates Trust	66,674	211,565
Tier REIT, Inc.	66,005	182,819
Invitation Homes, Inc.	67,834	136,072
Prologis, Inc.	22,334	133,878
Alexandria Real Estate Equities, Inc.	11,826	131,437
Spirit Realty Capital, Inc.	141,803	110,641
American Tower Corp. — Class A	10,157	110,607
Crown Castle International Corp.	14,109	109,666
RLJ Lodging Trust	66,945	84,884
Rayonier, Inc.	31,460	77,857
Regency Centers Corp.	13,922	76,108
Equinix, Inc.	3,099	61,524
Rexford Industrial Realty, Inc.	54,684	55,008
Sun Communities, Inc.	15,010	54,123
Equity LifeStyle Properties, Inc.	12,339	43,268
Weyerhaeuser Co.	28,297	39,769
Pennsylvania Real Estate Investment Trust	55,465	39,134
Blackstone Mortgage Trust, Inc. — Class A	43,016	38,956
Federal Realty Investment Trust	7,034	37,245
CyrusOne, Inc.	22,814	33,421
EastGroup Properties, Inc.	16,317	29,471
Caesars Entertainment Corp.*	110,472	28,196
Gaming and Leisure Properties, Inc.	24,643	20,443
Cousins Properties, Inc.	97,828	19,084
Extended Stay America, Inc.	46,637	18,687
American Homes 4 Rent — Class A	62,806	13,701
MGM Growth Properties LLC — Class A	30,316	11,680
GGP, Inc.	62,281	4,215
Iron Mountain, Inc.	23,470	(11,310)
Summit Hotel Properties, Inc.	56,212	(35,528)
Jernigan Capital, Inc.	16,432	(39,938)
Healthcare Trust of America, Inc. — Class A	28,707	(43,843)
Physicians Realty Trust	49,250	(127,991)
Sabra Health Care REIT, Inc.	60,627	(193,105)
Total Custom Basket of Long Securities		1,784,305

CUSTOM BASKET OF SHORT SECURITIES[2]
Colony NorthStar, Inc. — Class A	(92,783)	253,800
Omega Healthcare Investors, Inc.	(39,888)	173,992
GEO Group, Inc.	(21,280)	172,254
CoreCivic, Inc.	(23,399)	166,332
CareTrust REIT, Inc.	(56,850)	136,123
Senior Housing Properties Trust	(80,726)	128,542
Piedmont Office Realty Trust, Inc. — Class A	(62,003)	96,592
LaSalle Hotel Properties	(45,997)	94,996
VEREIT, Inc.	(183,519)	91,360
Lexington Realty Trust	(143,882)	88,846
SL Green Realty Corp.	(12,702)	47,859
PS Business Parks, Inc.	(6,924)	45,820
Apartment Investment & Management Co. — Class A	(39,455)	43,797
Mid-America Apartment Communities, Inc.	(12,983)	23,921
Brixmor Property Group, Inc.	(53,664)	23,601
Public Storage	(4,764)	2,824
Liberty Property Trust	(31,120)	(17,365)
iShares U.S. Real Estate ETF	(114,724)	(22,756)
Weingarten Realty Investors	(33,575)	(36,511)
Macerich Co.	(11,161)	(71,452)
Jones Lang LaSalle, Inc.	(4,796)	(74,783)
Chesapeake Lodging Trust	(38,333)	(81,921)
CBRE Group, Inc. — Class A*	(22,885)	(102,085)
National Retail Properties, Inc.	(36,281)	(125,087)
Chatham Lodging Trust	(66,770)	(152,057)
Tanger Factory Outlet Centers, Inc.	(59,529)	(204,332)
Wynn Resorts Ltd.	(6,077)	(216,143)
Life Storage, Inc.	(18,403)	(242,414)
Total Custom Basket of Short Securities		243,753

Risk Managed Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2017.
[2]	Total Return based on the return of the custom short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.
[3]	Total Return based on the return of the custom long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at December 31, 2017.

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$141,163,533	$—	$—	$—	$141,163,533
Money Market Fund	6,489,434	—	—	—	6,489,434
Custom Basket Swap Agreements	—	—	2,028,058	—	2,028,058
Total Assets	$147,652,967	$—	$2,028,058	$—	$149,681,025

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$10,862,052	$—	$—	$—	$10,862,052
Exchange-Traded Funds	3,462,449	—	—	—	3,462,449
Total Liabilities	$14,324,501	$—	$—	$—	$14,324,501

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.1%
Financial - 37.8%
Wintrust Financial Corp.	4,747	$391,010
Fulton Financial Corp.	20,015	358,269
Berkshire Hills Bancorp, Inc.	8,756	320,470
Cathay General Bancorp	7,038	296,792
First Citizens BancShares, Inc. — Class A	731	294,593
BancorpSouth Bank	8,015	252,072
Umpqua Holdings Corp.	11,974	249,059
Horace Mann Educators Corp.	5,460	240,786
Hanmi Financial Corp.	7,838	237,883
Radian Group, Inc.	11,320	233,305
Federal Agricultural Mortgage Corp. — Class C	2,878	225,175
Argo Group International Holdings Ltd.	3,564	219,721
Beneficial Bancorp, Inc.	13,113	215,709
Investors Bancorp, Inc.	15,524	215,473
Trustmark Corp.	6,555	208,842
TriCo Bancshares	5,304	200,809
Redwood Trust, Inc. REIT	12,642	187,354
Valley National Bancorp	15,305	171,722
Hersha Hospitality Trust REIT	9,789	170,329
RLJ Lodging Trust REIT	7,483	164,401
Flagstar Bancorp, Inc.*	4,350	162,777
Tier REIT, Inc. REIT	7,946	162,019
Old National Bancorp	8,989	156,858
iStar, Inc. REIT*	13,092	147,940
Hancock Holding Co.	2,899	143,501
MBIA, Inc.*	18,375	134,505
Cousins Properties, Inc. REIT	14,190	131,257
Navigators Group, Inc.	2,660	129,542
Sunstone Hotel Investors, Inc. REIT	7,112	117,561
MB Financial, Inc.	2,462	109,608
Hanover Insurance Group, Inc.	1,000	108,080
Lexington Realty Trust REIT	11,180	107,887
IBERIABANK Corp.	1,384	107,260
Summit Hotel Properties, Inc. REIT	6,894	104,996
LaSalle Hotel Properties REIT	3,699	103,831
Physicians Realty Trust REIT	5,622	101,140
Cowen, Inc. — Class A*	7,364	100,518
Equity Commonwealth REIT*	3,202	97,693
Hilltop Holdings, Inc.	3,682	93,265
Stifel Financial Corp.	1,494	88,983
Genworth Financial, Inc. — Class A*	27,235	84,701
Washington Federal, Inc.	2,450	83,912
1st Source Corp.	1,610	79,615
First Horizon National Corp.	3,383	67,626
Customers Bancorp, Inc.*	2,540	66,015
Invesco Mortgage Capital, Inc. REIT	3,583	63,885
ARMOUR Residential REIT, Inc. REIT	2,315	59,542
Forestar Group, Inc.*	1,366	30,052
Total Financial		7,798,343
Industrial - 13.6%
Plexus Corp.*	3,519	213,673
Louisiana-Pacific Corp.*	7,688	201,887
Sanmina Corp.*	5,477	180,741
GATX Corp.	2,775	172,494
TriMas Corp.*	6,177	165,235
Marten Transport Ltd.	7,868	159,720
GasLog Ltd.	6,992	155,572
Summit Materials, Inc. — Class A*	4,670	146,825
Crane Co.	1,499	133,741
ITT, Inc.	2,498	133,318
Worthington Industries, Inc.	2,858	125,923
Trinseo S.A.	1,715	124,509
Methode Electronics, Inc.	3,048	122,225
Greenbrier Companies, Inc.	2,137	113,902
Werner Enterprises, Inc.	2,886	111,544
Matson, Inc.	3,531	105,365
KEMET Corp.*	6,295	94,803
Esterline Technologies Corp.*	1,244	92,927
Apogee Enterprises, Inc.	2,008	91,826
Argan, Inc.	1,989	89,505
Scorpio Tankers, Inc.	24,079	73,441
Rand Logistics, Inc.*	34,819	5,432
Total Industrial		2,814,608
Consumer, Cyclical - 12.6%
UniFirst Corp.	2,125	350,413
Hawaiian Holdings, Inc.	6,624	263,966
Wabash National Corp.	11,378	246,903
International Speedway Corp. — Class A	5,946	236,948
Tenneco, Inc.	3,641	213,144
MDC Holdings, Inc.	6,629	211,333
Cooper Tire & Rubber Co.	5,795	204,853
Meritage Homes Corp.*	3,222	164,966
Century Communities, Inc.*	4,142	128,816
Unifi, Inc.*	3,498	125,473
Asbury Automotive Group, Inc.*	1,775	113,600
La-Z-Boy, Inc.	3,019	94,193
Caleres, Inc.	2,045	68,466
Cheesecake Factory, Inc.	1,388	66,874
Deckers Outdoor Corp.*	770	61,793
DSW, Inc. — Class A	2,004	42,906
Total Consumer, Cyclical		2,594,647
Consumer, Non-cyclical - 9.6%
Lannett Company, Inc.*	9,865	228,868
AMN Healthcare Services, Inc.*	3,938	193,947
Dean Foods Co.	15,013	173,550
Fresh Del Monte Produce, Inc.	3,612	172,184
Molina Healthcare, Inc.*	2,147	164,632
HealthSouth Corp.	3,050	150,701
Emergent BioSolutions, Inc.*	3,048	141,641
Carriage Services, Inc. — Class A	4,699	120,811
Navigant Consulting, Inc.*	5,940	115,295
Innoviva, Inc.*	7,954	112,867
FTI Consulting, Inc.*	2,544	109,290
Premier, Inc. — Class A*	2,908	84,885
Universal Corp.	1,498	78,645
AMAG Pharmaceuticals, Inc.*	5,596	74,147
Community Health Systems, Inc.*	12,809	54,566
Total Consumer, Non-cyclical		1,976,029
Utilities - 9.1%
Avista Corp.	7,683	395,598

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 97.1% (continued)
Utilities - 9.1% (continued)
Portland General Electric Co.	7,660	$349,143
Spire, Inc.	4,200	315,630
Black Hills Corp.	3,818	229,500
ONE Gas, Inc.	2,369	173,553
Calpine Corp.*	9,927	150,195
ALLETE, Inc.	1,391	103,435
Southwest Gas Holdings, Inc.	999	80,399
PNM Resources, Inc.	1,960	79,282
Total Utilities		1,876,735
Communications - 5.0%
Viavi Solutions, Inc.*	25,599	223,735
Time, Inc.	10,850	200,182
Ciena Corp.*	6,858	143,538
NeoPhotonics Corp.*	17,137	112,762
Scholastic Corp.	2,678	107,415
InterDigital, Inc.	1,255	95,568
Finisar Corp.*	3,805	77,432
Infinera Corp.*	12,200	77,226
Total Communications		1,037,858
Energy - 4.8%
Rowan Companies plc — Class A*	18,891	295,833
Oasis Petroleum, Inc.*	20,144	169,411
Delek US Holdings, Inc.	4,363	152,443
Laredo Petroleum, Inc.*	11,888	126,132
MRC Global, Inc.*	5,304	89,744
Oceaneering International, Inc.	4,240	89,633
Gulfport Energy Corp.*	5,583	71,239
Total Energy		994,435
Technology - 2.6%
Cray, Inc.*	5,362	129,760
Photronics, Inc.*	14,292	121,839
MicroStrategy, Inc. — Class A*	857	112,524
ManTech International Corp. — Class A	2,096	105,198
InnerWorkings, Inc.*	5,611	56,279
Total Technology		525,600
Basic Materials - 2.0%
Kaiser Aluminum Corp.	2,545	271,933
Reliance Steel & Aluminum Co.	1,684	144,471
Total Basic Materials		416,404
Total Common Stocks
(Cost $17,624,558)		20,034,659

CONVERTIBLE PREFERRED STOCKS†††- 0.0%
Thermoenergy Corp. *,1,2	6,250	—
Total Convertible Preferred Stocks
(Cost $5,968)		—

EXCHANGE-TRADED FUNDS† - 2.3%
iShares Russell 2000 Value ETF	3,814	479,611
Total Exchange-Traded Funds
(Cost $451,506)		479,611

MONEY MARKET FUND† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[3]	57,076	57,076
Total Money Market Fund
(Cost $57,076)		57,076
Total Investments - 99.7%
(Cost $18,139,108)		$20,571,346
Other Assets & Liabilities, net - 0.3%		57,031
Total Net Assets - 100.0%		$20,628,377

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $0, (cost $5,968) or 0.0% of total net assets.
[2]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$20,034,659	$—	$—		$20,034,659
Convertible Preferred Stocks	—	—	—	*	—	*
Exchanged Traded Funds	479,611	—	—		479,611
Money Market Fund	57,076	—	—		57,076
Total Assets	$20,571,346	$—	—	*	$20,571,346

*Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 18.6%
Consumer, Non-cyclical - 7.1%
Johnson & Johnson	6,583	$919,777
Merck & Company, Inc.	12,084	679,966
Amgen, Inc.	3,644	633,692
Anthem, Inc.	2,264	509,423
General Mills, Inc.	8,425	499,518
Kimberly-Clark Corp.	4,120	497,119
Eli Lilly & Co.	5,865	495,358
Sysco Corp.	8,116	492,885
Humana, Inc.	1,957	485,473
Gilead Sciences, Inc.	6,737	482,639
Celgene Corp.*	4,620	482,143
United Rentals, Inc.*	2,798	481,004
Dr Pepper Snapple Group, Inc.	4,881	473,750
AbbVie, Inc.	4,881	472,041
Mylan N.V.*	11,112	470,149
JM Smucker Co.	3,704	460,185
Cardinal Health, Inc.	7,444	456,094
Tyson Foods, Inc. — Class A	5,619	455,532
Archer-Daniels-Midland Co.	11,116	445,529
Kellogg Co.	6,513	442,754
McKesson Corp.	2,824	440,403
Molson Coors Brewing Co. — Class B	5,308	435,628
HCA Healthcare, Inc.*	4,867	427,517
Campbell Soup Co.	8,380	403,162
Cigna Corp.	1,938	393,589
IQVIA Holdings, Inc.*	3,708	363,013
Allergan plc	2,179	356,441
Zimmer Biomet Holdings, Inc.	2,897	349,581
Pfizer, Inc.	9,238	334,600
Kroger Co.	12,145	333,380
Procter & Gamble Co.	3,170	291,260
Abbott Laboratories	4,979	284,151
Conagra Brands, Inc.	6,561	247,153
Western Union Co.	10,907	207,342
DaVita, Inc.*	2,289	165,380
AmerisourceBergen Corp. — Class A	1,523	139,842
UnitedHealth Group, Inc.	566	124,780
Becton Dickinson and Co.	497	106,388
Total Consumer, Non-cyclical		15,738,641
Industrial - 2.8%
Caterpillar, Inc.	3,992	629,059
FedEx Corp.	2,278	568,452
Union Pacific Corp.	3,772	505,825
Ingersoll-Rand plc	5,120	456,653
Fluor Corp.	8,759	452,402
WestRock Co.	7,141	451,383
L3 Technologies, Inc.	2,281	451,296
Textron, Inc.	7,932	448,872
Parker-Hannifin Corp.	2,169	432,889
Norfolk Southern Corp.	2,697	390,796
Arconic, Inc.	11,554	314,847
Cummins, Inc.	1,533	270,789
United Technologies Corp.	1,513	193,013
Snap-on, Inc.	818	142,577
CSX Corp.	2,479	136,370
Stericycle, Inc.*	1,884	128,093
General Electric Co.	6,530	113,948
Total Industrial		6,087,264
Technology - 2.7%
Apple, Inc.	6,969	1,179,364
Microsoft Corp.	9,132	781,151
International Business Machines Corp.	3,677	564,125
HP, Inc.	21,276	447,009
DXC Technology Co.	4,614	437,869
CA, Inc.	12,810	426,317
Western Digital Corp.	4,883	388,345
Micron Technology, Inc.*	8,301	341,337
Intel Corp.	7,180	331,429
Fidelity National Information Services, Inc.	3,372	317,272
Oracle Corp.	6,312	298,431
NetApp, Inc.	3,308	182,998
CSRA, Inc.	4,513	135,029
QUALCOMM, Inc.	1,791	114,660
Broadcom Ltd.	439	112,779
Total Technology		6,058,115
Communications - 2.3%
Alphabet, Inc. — Class C*	740	774,336
Cisco Systems, Inc.	17,768	680,514
Verizon Communications, Inc.	12,149	643,047
Comcast Corp. — Class A	13,839	554,252
AT&T, Inc.	11,498	447,042
Amazon.com, Inc.*	365	426,857
Omnicom Group, Inc.	5,227	380,682
Facebook, Inc. — Class A*	2,042	360,331
Juniper Networks, Inc.	12,055	343,568
Viacom, Inc. — Class B	6,877	211,881
DISH Network Corp. — Class A*	4,351	207,760
Netflix, Inc.*	615	118,055
Total Communications		5,148,325
Consumer, Cyclical - 1.8%
CVS Health Corp.	7,437	539,182
Wal-Mart Stores, Inc.	5,197	513,204
Ford Motor Co.	38,343	478,904
Southwest Airlines Co.	6,079	397,870
United Continental Holdings, Inc.*	5,767	388,696
Alaska Air Group, Inc.	4,406	323,885
Best Buy Company, Inc.	3,896	266,759
PACCAR, Inc.	3,631	258,092
American Airlines Group, Inc.	4,863	253,022
Delta Air Lines, Inc.	4,448	249,088
Ralph Lauren Corp. — Class A	2,242	232,473
Walgreens Boots Alliance, Inc.	1,666	120,985
Total Consumer, Cyclical		4,022,160
Financial - 1.3%
Principal Financial Group, Inc.	6,259	441,635
JPMorgan Chase & Co.	3,901	417,173
Alliance Data Systems Corp.	1,306	331,045
Berkshire Hathaway, Inc. — Class B*	1,276	252,929
Bank of America Corp.	5,972	176,293
Citigroup, Inc.	2,217	164,967
State Street Corp.	1,503	146,708
Northern Trust Corp.	1,468	146,639
Capital One Financial Corp.	1,347	134,134
Wells Fargo & Co.	2,113	128,196
Aflac, Inc.	1,423	124,911
Prudential Financial, Inc.	1,075	123,603

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 18.6% (continued)
Financial - 1.3% (continued)
U.S. Bancorp	2,296	$123,020
Bank of New York Mellon Corp.	2,263	121,885
Total Financial		2,833,138
Energy - 0.5%
Valero Energy Corp.	4,974	457,160
Exxon Mobil Corp.	5,149	430,662
Chevron Corp.	2,213	277,046
Total Energy		1,164,868
Basic Materials - 0.1%
DowDuPont, Inc.	3,508	249,840
Total Common Stocks
(Cost $37,522,396)		41,302,351

MUTUAL FUNDS† - 79.2%
Guggenheim Strategy Fund III[1]	3,083,390	77,146,427
Guggenheim Strategy Fund II1	2,471,021	61,800,233
Guggenheim Strategy Fund I1	809,725	20,291,718
Guggenheim Limited Duration Fund - Institutional Class[1]	660,151	16,358,533
Total Mutual Funds
(Cost $174,597,775)		175,596,911

MONEY MARKET FUND† - 2.7%
Dreyfus Treasury Securities Cash Management Fund Institutional Class 1.11%[2]	5,884,441	5,884,441
Total Money Market Fund
(Cost $5,884,441)		5,884,441
Total Investments - 100.5%
(Cost $218,004,612)		$222,783,703
Other Assets & Liabilities, net - (0.5)%		(1,180,038)
Total Net Assets - 100.0%		$221,603,665

Futures Contracts
Description	Number of Contracts	Expiration date	Notional Amount	Value and Unrealized Gain
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	18	Mar 2018	$2,409,975	$3,309

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Deutsche Bank	S&P 500 Index	1.68%	At Maturity	09/06/18	34,349	$179,038,667	$15,037,305

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$41,302,351	$—	$—	$—	$—	$41,302,351
Equity Futures Contracts	—	3,309	—	—	—	3,309
Equity Index Swap Agreements	—	—	—	15,037,305	—	15,037,305
Money Market Fund	5,884,441	—	—	—	—	5,884,441
Mutual Funds	175,596,911	—	—	—	—	175,596,911
Total Assets	$222,783,703	$3,309	$—	$15,037,305	$—	$237,824,317

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

StylePlus—Large Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Limited Duration Fund - Institutional Class	$16,275,156	$129,379	$–	$–	$(46,002)	$16,358,533	660,151	$128,354	$–
Guggenheim Strategy Fund I	20,183,661	148,406	–	7,672	(40,349)	20,291,718	809,725	140,771	7,672
Guggenheim Strategy Fund II	61,428,415	494,846	–	32,875	(123,028)	61,800,233	2,471,021	462,147	32,875
Guggenheim Strategy Fund III	69,197,325	8,013,650	–	18,764	(64,548)	77,146,427	3,083,390	480,404	18,764
	$167,084,557	$8,786,281	$–	$59,311	$(273,927)	$175,596,911		$1,211,676	$59,311

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 19.2%
Consumer, Non-cyclical - 7.5%
Edwards Lifesciences Corp.*	2,698	$304,092
United Rentals, Inc.*	1,570	269,899
Dr Pepper Snapple Group, Inc.	2,517	244,300
Kellogg Co.	3,547	241,125
WellCare Health Plans, Inc.*	1,008	202,719
Quanta Services, Inc.*	4,802	187,806
HCA Healthcare, Inc.*	2,128	186,923
IQVIA Holdings, Inc.*	1,900	186,010
CoreLogic, Inc.*	3,997	184,701
Sysco Corp.	3,036	184,376
General Mills, Inc.	3,103	183,977
QIAGEN N.V.*	5,812	179,765
Campbell Soup Co.	3,732	179,547
Incyte Corp.*	1,889	178,907
Zoetis, Inc.	2,480	178,659
Kimberly-Clark Corp.	1,465	176,767
Humana, Inc.	712	176,626
McKesson Corp.	1,103	172,013
Baxter International, Inc.	2,596	167,805
Teleflex, Inc.	648	161,235
AmerisourceBergen Corp. — Class A	1,703	156,369
Illumina, Inc.*	694	151,632
Performance Food Group Co.*	4,524	149,744
Euronet Worldwide, Inc.*	1,751	147,557
Church & Dwight Company, Inc.	2,938	147,400
Spectrum Brands Holdings, Inc.	1,291	145,108
Western Union Co.	6,828	129,800
BioMarin Pharmaceutical, Inc.*	1,448	129,118
Kroger Co.	4,538	124,568
FleetCor Technologies, Inc.*	495	95,253
Bioverativ, Inc.*	1,696	91,448
Global Payments, Inc.	887	88,913
Regeneron Pharmaceuticals, Inc.*	235	88,351
Live Nation Entertainment, Inc.*	2,066	87,950
TreeHouse Foods, Inc.*	1,687	83,439
Henry Schein, Inc.*	1,154	80,642
Herbalife Ltd.*	1,134	76,795
Vantiv, Inc. — Class A*	1,010	74,285
Catalent, Inc.*	1,576	64,742
Gartner, Inc.*	525	64,654
McCormick & Company, Inc.	609	62,063
ResMed, Inc.	694	58,775
Booz Allen Hamilton Holding Corp.	1,451	55,327
Centene Corp.*	545	54,980
Sabre Corp.	2,644	54,202
Alnylam Pharmaceuticals, Inc.*	394	50,058
Pilgrim's Pride Corp.*	1,568	48,702
Total Consumer, Non-cyclical		6,509,127
Industrial - 4.1%
Parker-Hannifin Corp.	1,545	308,351
Roper Technologies, Inc.	1,039	269,101
Ingersoll-Rand plc	2,665	237,692
XPO Logistics, Inc.*	2,378	217,801
Hubbell, Inc.	1,569	212,348
Xylem, Inc.	3,023	206,169
Snap-on, Inc.	1,101	191,904
Stanley Black & Decker, Inc.	1,102	186,999
AMETEK, Inc.	2,531	183,422
Tech Data Corp.*	1,837	179,971
Agilent Technologies, Inc.	2,612	174,926
Zebra Technologies Corp. — Class A*	1,548	160,682
J.B. Hunt Transport Services, Inc.	1,381	158,787
Dover Corp.	1,473	148,758
Cummins, Inc.	812	143,432
Energizer Holdings, Inc.	2,309	110,786
Deere & Co.	601	94,062
Masco Corp.	1,742	76,543
MasTec, Inc.*	1,563	76,509
Stericycle, Inc.*	1,054	71,661
TransDigm Group, Inc.	232	63,712
CH Robinson Worldwide, Inc.	641	57,107
Fortive Corp.	689	49,849
Total Industrial		3,580,572
Technology - 3.2%
DXC Technology Co.	3,286	311,841
Fidelity National Information Services, Inc.	2,849	268,062
Dell Technologies Incorporated — Class V*	3,161	256,926
NetApp, Inc.	4,080	225,706
KLA-Tencor Corp.	1,739	182,717
First Data Corp. — Class A*	10,522	175,823
j2 Global, Inc.	2,259	169,493
Western Digital Corp.	1,969	156,595
Analog Devices, Inc.	1,664	148,146
ON Semiconductor Corp.*	6,897	144,423
CSRA, Inc.	4,340	129,853
Lam Research Corp.	697	128,297
Microchip Technology, Inc.	1,384	121,626
NCR Corp.*	3,263	110,909
ServiceNow, Inc.*	669	87,231
Skyworks Solutions, Inc.	908	86,214
Teradyne, Inc.	1,297	54,305
Cerner Corp.*	764	51,486
Total Technology		2,809,653
Consumer, Cyclical - 2.0%
Alaska Air Group, Inc.	2,549	187,377
Lear Corp.	1,037	183,196
American Airlines Group, Inc.	3,515	182,885
Lions Gate Entertainment Corp. — Class A*	5,238	177,097
Southwest Airlines Co.	2,438	159,567
BorgWarner, Inc.	2,295	117,252
Allison Transmission Holdings, Inc.	2,273	97,898
Liberty Interactive Corporation QVC Group — Class A*	3,893	95,067
WW Grainger, Inc.	397	93,791
Toll Brothers, Inc.	1,578	75,776
Whirlpool Corp.	408	68,805
Harley-Davidson, Inc.	1,294	65,839
HD Supply Holdings, Inc.*	1,325	53,040
Aptiv plc	592	50,219
WABCO Holdings, Inc.*	344	49,364
Hasbro, Inc.	517	46,990

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 19.2% (continued)
Consumer, Cyclical - 2.0% (continued)
Delphi Technologies plc*	197	$10,337
Total Consumer, Cyclical		1,714,500
Communications - 1.3%
Omnicom Group, Inc.	3,649	265,757
Expedia, Inc.	1,638	196,183
Palo Alto Networks, Inc.*	1,133	164,217
DISH Network Corp. — Class A*	1,655	79,026
Symantec Corp.	2,682	75,257
CommScope Holding Company, Inc.*	1,771	66,997
CBS Corp. — Class B	1,084	63,956
Nexstar Media Group, Inc. — Class A	808	63,186
AMC Networks, Inc. — Class A*	1,024	55,378
Interpublic Group of Companies, Inc.	2,615	52,718
LogMeIn, Inc.	432	49,464
Total Communications		1,132,139
Financial - 0.6%
Alliance Data Systems Corp.	1,004	254,494
Air Lease Corp. — Class A	4,038	194,187
Digital Realty Trust, Inc. REIT	423	48,180
Total Financial		496,861
Energy - 0.2%
Tellurian, Inc.*	11,919	116,091
ONEOK, Inc.	989	52,862
Total Energy		168,953
Basic Materials - 0.2%
International Paper Co.	1,232	$71,382
Univar, Inc.*	1,764	54,613
Total Basic Materials		125,995
Diversified - 0.1%
HRG Group, Inc.*	6,605	111,955
Total Common Stocks
(Cost $15,447,339)		16,649,755

MUTUAL FUNDS† - 78.2%
Guggenheim Strategy Fund III[1]	1,145,243	28,653,983
Guggenheim Strategy Fund II1	956,016	23,909,967
Guggenheim Strategy Fund I1	347,380	8,705,331
Guggenheim Limited Duration Fund - Institutional Class[1]	262,550	6,505,981
Total Mutual Funds
(Cost $67,419,398)		67,775,262

MONEY MARKET FUND† - 2.9%
Dreyfus Treasury Prime Cash Management Institutional Shares 1.11%[2]	2,521,844	2,521,844
Total Money Market Fund
(Cost $2,521,844)		2,521,844
Total Investments - 100.3%
(Cost $85,388,581)		$86,946,861
Other Assets & Liabilities, net - (0.3)%		(222,331)
Total Net Assets - 100.0%		$86,724,529

Futures Contracts
Description	Number of Contracts	Expiration date	Notional Amount	Value and Unrealized Gain (Loss)
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	6	Mar 2018	$1,141,440	$5,770
S&P 500 Index Mini Futures Contracts	3	Mar 2018	401,663	1,985
NASDAQ-100 Index Mini Futures Contracts	3	Mar 2018	384,615	(382)
			$1,927,718	$7,373

Total Return Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Gain
OTC Equity Index Swap Agreements††
Morgan Stanley Capital Services, Inc.	Russell Midcap Growth Index	1.51%	At Maturity	09/06/18	24,181	$68,507,675	$6,562,665

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7 day yield as of December 31, 2017.

plc — Public Limited Company

REIT — Real Estate Investment Trust

StylePlus—Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$16,649,755	$—	$—	$—	$—	$16,649,755
Equity Futures Contracts	—	7,755	—	—	—	7,755
Equity Index Swap Agreements	—	—	—	6,562,665	—	6,562,665
Money Market Fund	2,521,844	—	—	—	—	2,521,844
Mutual Funds	67,775,262	—	—	—	—	67,775,262
Total Assets	$86,946,861	$7,755	$—	$6,562,665	$—	$93,517,281

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 1 - Other*	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts	$—	$382	$—	$—	$—	$382

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments ("GI"), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Guggenheim Limited Duration Fund - Institutional Class	$6,472,821	$51,456	$–	$–	$(18,296)	$6,505,981	262,550	$51,044	$–
Guggenheim Strategy Fund I	7,911,590	811,348	–	–	(17,607)	8,705,331	347,380	58,054	3,292
Guggenheim Strategy Fund II	20,821,922	3,136,204	–	–	(48,159)	23,909,967	956,016	173,418	12,719
Guggenheim Strategy Fund III	27,334,521	1,342,645	–	–	(23,183)	28,653,983	1,145,243	185,987	6,969
	$62,540,854	$5,341,653	$–	$–	$(107,245)	$67,775,262		$468,503	$22,980

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 0.0%
Energy - 0.0%
Titan Energy LLC*	6,740	$10,245
Total Common Stocks
(Cost $200,000)		10,245

PREFERRED STOCKS†† - 0.0%
Industrial - 0.0%
Seaspan Corp. 6.38% due 04/30/19	41,750	1,066,713
Total Preferred Stocks
(Cost $1,043,750)		1,066,713

MUTUAL FUNDS† - 1.6%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	4,148,677	107,907,093
Guggenheim Strategy Fund II1	577,784	14,450,366
Guggenheim Strategy Fund I1	474,534	11,891,825
Guggenheim Strategy Fund III[1]	465,946	11,657,972
Total Mutual Funds
(Cost $145,800,291)		145,907,256

CLOSED-END FUNDS† - 0.0%
Guggenheim Strategic Opportunities Fund[1]	132,222	2,853,351
Total Closed-End Funds
(Cost $2,223,974)		2,853,351

MONEY MARKET FUND† - 2.1%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 1.05%[3]	185,324,843	185,324,843
Total Money Market Fund
(Cost $185,324,843)		185,324,843

	Face Amount~
ASSET-BACKED SECURITIES†† - 36.4%
Collateralized Loan Obligations - 26.9%
Ladder Capital Commercial Mortgage 2017-FL1 Mortgage Trust
2017-FL1, 2.36% (1 Month USD LIBOR + 0.88%) due 09/15/34[4,5]	82,815,000	82,719,350
2017-FL1, 2.73% (1 Month USD LIBOR + 1.25%) due 09/15/34[4,5]	22,477,000	22,424,207
2017-FL1, 2.98% (1 Month USD LIBOR + 1.50%) due 09/15/34[4,5]	14,269,000	14,216,702
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 2.97% (3 Month USD LIBOR + 1.55%) due 11/15/29[4,5]	95,150,000	94,976,429
Golub Capital Partners CLO Ltd.
2016-33A, 3.92% (3 Month USD LIBOR + 2.48%) due 11/21/28[4,5]	48,750,000	48,872,533
2015-25A, 3.19% (3 Month USD LIBOR + 1.80%) due 08/05/27[4,5]	16,500,000	16,520,285
BSPRT 2017-FL2 Issuer Ltd.
2017-FL2, 2.30% (1 Month USD LIBOR + 0.82%) due 10/15/34[4,5]	46,000,000	45,846,342
2017-FL2, 2.58% (1 Month USD LIBOR + 1.10%) due 10/15/34[4,5]	11,000,000	10,944,581
2017-FL2, 2.88% (1 Month USD LIBOR + 1.40%) due 10/15/34[4,5]	6,200,000	6,181,081
CIFC Funding Ltd.
2017-3A, 2.38% (3 Month USD LIBOR + 1.02%) due 10/24/25[4,5]	24,700,000	24,714,606
2017-3A, 2.31% (3 Month USD LIBOR + 0.95%) due 07/22/26[4,5]	12,100,000	12,112,360
2017-3A, 2.86% (3 Month USD LIBOR + 1.50%) due 10/24/25[4,5]	11,500,000	11,509,620
2015-3A, 3.46% (3 Month USD LIBOR + 2.10%) due 10/19/27[4,5]	9,750,000	9,832,151
2016-5A, 4.05% (3 Month USD LIBOR + 2.70%) due 01/17/27[4,5]	3,750,000	3,795,895
KVK CLO Ltd.
2017-1A, 3.22% (3 Month USD LIBOR + 1.80%) due 05/15/26[4,5]	24,865,000	24,956,577
2017-2A, 3.11% (3 Month USD LIBOR + 1.75%) due 01/15/26[4,5]	19,200,000	19,199,212
2017-2A, 3.01% (3 Month USD LIBOR + 1.65%) due 07/15/26[4,5]	14,800,000	14,809,831
2013-1A, due 01/15/28[5,6]	3,800,000	1,670,385
Shackleton CLO Ltd.
2016-7A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[4,5]	20,250,000	20,412,939
2017-5A, 3.04% (3 Month USD LIBOR + 1.65%) due 05/07/26[4,5]	19,900,000	19,956,081
2017-4A, 2.86% (3 Month USD LIBOR + 1.50%) due 01/13/25[4,5]	14,950,000	14,955,600
Hunt CRE Ltd.
2017-FL1, 2.48% (1 Month USD LIBOR + 1.00%) due 08/15/34[4,5]	40,700,000	40,858,110
2017-FL1, 2.78% (1 Month USD LIBOR + 1.30%) due 08/15/34[4,5]	8,730,500	8,765,383

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
2017-FL1, 3.13% (1 Month USD LIBOR + 1.65%) due 08/15/34[4,5]	3,000,000	$3,014,469
Vibrant CLO II Ltd.
2017-2A, 2.26% (3 Month USD LIBOR + 0.90%) due 07/24/24[4,5]	30,299,022	30,274,162
2017-2A, 2.81% (3 Month USD LIBOR + 1.45%) due 07/24/24[4,5]	17,750,000	17,744,279
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.37% (3 Month USD LIBOR + 2.05%) due 12/15/28[4,5]	42,200,000	42,349,496
2016-7A, 4.27% (3 Month USD LIBOR + 2.95%) due 12/15/28[4,5]	5,000,000	5,008,292
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.05% (3 Month USD LIBOR + 1.70%) due 10/15/26[4,5]	26,200,000	26,342,109
2017-5A, 3.40% due 10/15/26[5]	16,000,000	15,968,725
2017-5A, 4.50% (3 Month USD LIBOR + 3.15%) due 10/15/26[4,5]	1,750,000	1,749,234
2017-5A, 3.70% (3 Month USD LIBOR + 2.35%) due 10/15/26[4,5]	1,500,000	1,503,362
2017-5A, 3.75% due 10/15/26[5]	1,000,000	994,670
PFP Ltd.
2017-3, 2.48% (1 Month USD LIBOR + 1.05%) due 01/14/35[4,5]	26,800,368	26,833,879
2015-2, 3.48% (1 Month USD LIBOR + 2.00%) due 07/14/34[4,5]	16,500,000	16,490,310
2017-3, 3.18% (1 Month USD LIBOR + 1.75%) due 01/14/35[4,5]	2,000,000	2,006,943
Fortress Credit BSL II Ltd.
2017-2A, 3.01% (3 Month USD LIBOR + 1.65%) due 10/19/25[4,5]	42,850,000	42,944,666
Atlas Senior Loan Fund III Ltd.
2017-1A, 2.72% (3 Month USD LIBOR + 1.30%) due 11/17/27[4,5]	25,100,000	25,054,498
2017-1A, 2.25% (3 Month USD LIBOR + 0.83%) due 11/17/27[4,5]	15,400,000	15,397,781
Figueroa CLO Ltd.
2017-2A, 2.88% (3 Month USD LIBOR + 1.25%) due 06/20/27[4,5]	40,000,000	40,205,394
Marathon CLO V Ltd.
2017-5A, 2.31% (3 Month USD LIBOR + 0.87%) due 11/21/27[4,5]	22,200,000	22,170,714
2017-5A, 2.89% (3 Month USD LIBOR + 1.45%) due 11/21/27[4,5]	14,375,000	14,352,561
Woodmont Trust
2017-3A, 2.97% (3 Month USD LIBOR + 1.73%) due 10/18/29[4,5]	16,000,000	16,066,347
2017-2A, 3.15% (3 Month USD LIBOR + 1.80%) due 07/18/28[4,5]	10,100,000	10,182,404
2017-3A, 3.19% (3 Month USD LIBOR + 1.95%) due 10/18/29[4,5]	9,800,000	9,863,451
NXT Capital CLO LLC
2017-1A, 3.06% (3 Month USD LIBOR + 1.70%) due 04/20/29[4,5]	33,000,000	33,115,964
2015-1A, 5.01% (3 Month USD LIBOR + 3.65%) due 04/21/27[4,5]	1,000,000	1,000,095
Resource Capital Corporation Ltd.
2017-CRE5, 2.28% (1 Month USD LIBOR + 0.80%) due 07/15/34[4,5]	33,911,292	33,932,049
Telos CLO 2014-6 Ltd.
2017-6A, 3.10% (3 Month USD LIBOR + 1.75%) due 01/17/27[4,5]	32,000,000	32,077,801
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.89% (3 Month USD LIBOR + 2.53%) due 01/15/28[4,5]	31,500,000	31,703,112
Flagship CLO VIII Ltd.
2017-8A, 3.06% (3 Month USD LIBOR + 1.70%) due 01/16/26[4,5]	30,900,000	30,972,139
WhiteHorse VI Ltd.
2016-1A, 3.28% (3 Month USD LIBOR + 1.90%) due 02/03/25[4,5]	22,100,000	22,104,193
2016-1A, 4.13% (3 Month USD LIBOR + 2.75%) due 02/03/25[4,5]	8,500,000	8,609,750
ABPCI Direct Lending Fund CLO II LLC
2017-1A, 3.25% (3 Month USD LIBOR + 1.78%) due 07/20/29[4,5]	29,700,000	29,934,666
Venture XIX CLO Ltd.
2016-19A, 3.36% (3 Month USD LIBOR + 2.00%) due 01/15/27[4,5]	29,450,000	29,612,365

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
Monroe Capital CLO 2014-1 Ltd.
2017-1A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/22/26[4,5]	18,300,000	$18,296,476
2017-1A, 3.06% (3 Month USD LIBOR + 1.70%) due 10/22/26[4,5]	10,100,000	10,106,928
AIMCO CLO Series 2015-A
2018-AA, 2.41% (3 Month USD LIBOR + 0.85%) due 01/15/28[4,5]	28,400,000	28,372,080
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[5]	20,500,000	20,777,233
2016-2A, 5.29% due 05/12/31[5]	5,000,000	5,036,522
Cerberus Loan Funding XVI, LP
2016-2A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/15/27[4,5]	15,500,000	15,813,513
2016-2A, 3.71% (3 Month USD LIBOR + 2.35%) due 11/15/27[4,5]	9,350,000	9,526,758
Golub Capital Partners CLO 16 Ltd.
2017-16A, 3.07% (3 Month USD LIBOR + 1.70%) due 07/25/29[4,5]	17,500,000	17,511,006
2017-16A, 3.22% (3 Month USD LIBOR + 1.85%) due 07/25/29[4,5]	6,700,000	6,691,644
Flatiron CLO Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 1.60%) due 07/17/26[4,5]	16,600,000	16,670,409
2017-1A, 3.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[4,5]	7,100,000	7,140,991
A Voce CLO Ltd.
2017-1A, 2.91% (3 Month USD LIBOR + 1.55%) due 07/15/26[4,5]	23,200,000	23,209,219
Shackleton 2014-VI CLO
2017-6A, 2.95% (3 Month USD LIBOR + 1.60%) due 07/17/26[4,5]	22,900,000	22,903,477
ALM XIV Ltd.
2017-14A, 2.93% (3 Month USD LIBOR + 1.55%) due 07/28/26[4,5]	22,900,000	22,900,000
Avery Point V CLO Ltd.
2017-5A, 2.33% (3 Month USD LIBOR + 0.98%) due 07/17/26[4,5]	22,700,000	22,752,812
OZLM IX Ltd.
2017-9A, 3.01% (3 Month USD LIBOR + 1.65%) due 01/20/27[4,5]	22,550,000	22,750,518
Cent CLO 20 Ltd.
2017-20A, 3.00% (3 Month USD LIBOR + 1.63%) due 01/25/26[4,5]	22,500,000	22,514,024
Venture XII CLO Ltd.
2017-12A, 2.95% (3 Month USD LIBOR + 1.63%) due 02/28/26[4,5]	22,300,000	22,424,430
Oaktree EIF II Series A2 Ltd.
2017-A2, 3.12% (3 Month USD LIBOR + 1.70%) due 11/15/25[4,5]	21,900,000	21,926,004
Symphony CLO XIV Ltd.
2017-14A, 3.21% (3 Month USD LIBOR + 1.85%) due 07/14/26[4,5]	21,275,000	21,309,721
Regatta V Funding Ltd.
2017-1A, 2.97% (3 Month USD LIBOR + 1.60%) due 10/25/26[4,5]	20,950,000	21,007,289
West CLO 2014-1 Ltd.
2017-1A, 2.27% (3 Month USD LIBOR + 0.92%) due 07/18/26[4,5]	20,000,000	20,034,678
Galaxy XVIII CLO Ltd.
2017-18A, 2.86% (3 Month USD LIBOR + 1.50%) due 10/15/26[4,5]	19,550,000	19,616,451
CIFC Funding 2014 Ltd.
2017-1A, 2.95% (3 Month USD LIBOR + 1.60%) due 04/18/25[4,5]	19,150,000	19,148,321
Flagship VII Ltd.
2017-7A, 2.91% (3 Month USD LIBOR + 1.55%) due 01/20/26[4,5]	19,125,000	19,122,353
Newstar Commercial Loan Funding LLC
2017-1A, 3.83% (3 Month USD LIBOR + 2.50%) due 03/20/27[4,5]	12,750,000	12,801,062
2016-1A, 5.21% (3 Month USD LIBOR + 3.75%) due 02/25/28[4,5]	5,750,000	5,749,929
2014-1A, 4.96% (3 Month USD LIBOR + 3.60%) due 04/20/25[4,5]	500,000	498,223
Northwoods Capital XIV Ltd.
2017-14A, 3.01% (3 Month USD LIBOR + 1.70%) due 11/12/25[4,5]	18,450,000	18,491,433

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
Atlas Senior Loan Fund IV Ltd.
2017-2A, 2.87% (3 Month USD LIBOR + 1.45%) due 02/17/26[4,5]	18,450,000	$18,445,074
York CLO 1 Ltd.
2017-1A, 3.06% (3 Month USD LIBOR + 1.70%) due 01/22/27[4,5]	17,800,000	17,843,125
TICP CLO I Ltd.
2017-1A, 2.97% (3 Month USD LIBOR + 1.60%) due 04/26/26[4,5]	17,250,000	17,342,980
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 4.06% (3 Month USD LIBOR + 2.70%) due 12/22/28[4,5]	17,000,000	17,054,344
Steele Creek CLO Ltd.
2017-1A, 3.29% (3 Month USD LIBOR + 1.85%) due 08/21/26[4,5]	16,800,000	16,839,567
Northwoods Capital XI Ltd.
2017-11A, 2.96% (3 Month USD LIBOR + 1.60%) due 04/15/25[4,5]	16,750,000	16,752,491
MP CLO VI Ltd.
2017-2A, 2.96% (3 Month USD LIBOR + 1.60%) due 01/15/27[4,5]	14,500,000	14,542,754
Northwoods Capital X Ltd.
2017-10A, 2.94% (3 Month USD LIBOR + 1.55%) due 11/04/25[4,5]	14,500,000	14,516,707
Venture XVI CLO Ltd.
2017-16A, 2.86% (3 Month USD LIBOR + 1.50%) due 04/15/26[4,5]	14,500,000	14,506,326
Anchorage Capital CLO 4 Ltd.
2017-4A, 3.06% (3 Month USD LIBOR + 1.68%) due 07/28/26[4,5]	14,400,000	14,447,542
Marathon CLO VI Ltd.
2017-6A, 3.01% (3 Month USD LIBOR + 1.60%) due 05/13/25[4,5]	14,050,000	14,124,214
Great Lakes CLO Ltd.
2015-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 07/15/26[4,5]	10,000,000	10,024,232
2015-1A, 4.06% (3 Month USD LIBOR + 2.70%) due 07/15/26[4,5]	4,000,000	4,004,072
TICP CLO II Ltd.
2017-2A, 2.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[4,5]	14,000,000	14,014,532
Catamaran CLO Ltd.
2016-1A, 3.58% (3 Month USD LIBOR + 1.95%) due 12/20/23[4,5]	12,000,000	12,011,713
2016-2A, 3.40% (3 Month USD LIBOR + 2.05%) due 10/18/26[4,5]	1,750,000	1,758,005
AIMCO CLO Series
2017-AA, 2.46% (3 Month USD LIBOR + 1.10%) due 07/20/26[4,5]	8,700,000	8,702,978
2015-AA, 3.66% (3 Month USD LIBOR + 2.30%) due 01/15/28[4,5]	5,000,000	5,000,000
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[5]	13,000,000	12,976,442
Octagon Investment Partners XVII Ltd.
2017-1A, 2.82% (3 Month USD LIBOR + 1.45%) due 10/25/25[4,5]	13,000,000	12,968,660
Seneca Park CLO Limited
2017-1A, 2.85% (3 Month USD LIBOR + 1.50%) due 07/17/26[4,5]	12,900,000	12,937,121
Dryden 31 Senior Loan Fund
2017-31A, 2.85% (3 Month USD LIBOR + 1.50%) due 04/18/26[4,5]	12,850,000	12,854,902
Marathon CLO VII Ltd.
2017-7A, 3.03% (3 Month USD LIBOR + 1.65%) due 10/28/25[4,5]	12,600,000	12,703,733
Vibrant CLO III Ltd.
2016-3A, 3.41% (3 Month USD LIBOR + 2.05%) due 04/20/26[4,5]	12,000,000	12,048,430
OZLM VIII Ltd.
2017-8A, 2.48% (3 Month USD LIBOR + 1.13%) due 10/17/26[4,5]	12,000,000	12,020,558
Sudbury Mill CLO Ltd.
2017-1A, 3.00% (3 Month USD LIBOR + 1.65%) due 01/17/26[4,5]	11,850,000	11,917,473
AMMC CLO XV Ltd.
2016-15A, 3.44% (3 Month USD LIBOR + 1.90%) due 12/09/26[4,5]	11,600,000	11,651,028
Madison Park Funding XIV Ltd.
2017-14A, 2.91% (3 Month USD LIBOR + 1.55%) due 07/20/26[4,5]	6,400,000	6,424,167
2017-14A, 2.48% (3 Month USD LIBOR + 1.12%) due 07/20/26[4,5]	5,211,000	5,222,561

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
TCP Waterman CLO Ltd.
2016-1A, 3.64% (3 Month USD LIBOR + 2.05%) due 12/15/28[4,5]	7,150,000	$7,259,668
2016-1A, 3.89% (3 Month USD LIBOR + 2.30%) due 12/15/28[4,5]	4,000,000	4,017,438
Recette Clo Ltd.
2017-1A, 2.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[4,5]	11,000,000	10,992,061
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,6]	13,600,000	10,642,069
Regatta IV Funding Ltd.
2017-1A, 2.39% (3 Month USD LIBOR + 1.02%) due 07/25/26[4,5]	10,500,000	10,497,734
Venture XVII CLO Ltd.
2017-17A, 2.44% (3 Month USD LIBOR + 1.08%) due 07/15/26[4,5]	10,100,000	10,087,996
Nelder Grove CLO Ltd.
2017-1A, 3.27% (3 Month USD LIBOR + 1.80%) due 08/28/26[4,5]	10,050,000	10,062,542
Ares XXXIII CLO Ltd.
2016-1A, 3.44% (3 Month USD LIBOR + 1.95%) due 12/05/25[4,5]	9,800,000	9,853,821
Bsprt Issuer Ltd.
2017-FL1, 2.83% (1 Month USD LIBOR + 1.35%) due 06/15/27[4,5]	9,690,000	9,723,256
Shackleton 2015-VIII CLO Ltd.
2017-8A, 2.28% (3 Month USD LIBOR + 0.92%) due 10/20/27[4,5]	4,900,000	4,902,220
2017-8A, 2.66% (3 Month USD LIBOR + 1.30%) due 10/20/27[4,5]	4,760,000	4,796,624
Resource Capital Corp.
2015-CRE3, 3.88% (1 Month USD LIBOR + 2.40%) due 03/15/32[4,5]	4,500,000	4,500,946
2015-CRE3, 4.63% (1 Month USD LIBOR + 3.15%) due 03/15/32[4,5]	3,000,000	3,000,702
2015-CRE3, 5.48% (1 Month USD LIBOR + 4.00%) due 03/15/32[4,5]	2,000,000	2,003,300
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[5,6]	10,000,000	9,302,400
Garrison Funding Ltd.
2016-2A, 3.64% (3 Month USD LIBOR + 2.20%) due 09/29/27[4,5]	7,000,000	7,045,474
2016-2A, 4.59% (3 Month USD LIBOR + 3.15%) due 09/29/27[4,5]	2,250,000	2,249,135
ACIS CLO Ltd.
2015-6A, 3.86% (3 Month USD LIBOR + 2.48%) due 05/01/27[4,5]	7,500,000	7,576,729
2013-1A, 4.30% (3 Month USD LIBOR + 2.95%) due 04/18/24[4,5]	1,650,000	1,651,312
Palmer Square CLO Ltd.
2017-1A, 2.92% (3 Month USD LIBOR + 1.50%) due 05/15/25[4,5]	8,850,000	8,846,876
Madison Park Funding XVI Ltd.
2016-16A, 3.26% (3 Month USD LIBOR + 1.90%) due 04/20/26[4,5]	8,250,000	8,322,890
Betony CLO Ltd.
2016-1A, 3.31% (3 Month USD LIBOR + 1.95%) due 04/15/27[4,5]	8,250,000	8,312,716
Crown Point CLO III Ltd.
2017-3A, 2.81% (3 Month USD LIBOR + 1.45%) due 12/31/27[4,5]	8,280,000	8,290,163
Jamestown CLO III Ltd.
2017-3A, 3.11% (3 Month USD LIBOR + 1.75%) due 01/15/26[4,5]	8,000,000	8,069,954
Fifth Street SLF II Ltd.
2015-2A, 3.30% (3 Month USD LIBOR + 1.92%) due 09/29/27[4,5]	8,000,000	8,012,485
KKR CLO 15 Ltd.
2016-15, 2.91% (3 Month USD LIBOR + 1.56%) due 10/18/28[4,5]	7,529,000	7,634,950
Vibrant CLO IV Ltd.
2016-4A, 3.76% (3 Month USD LIBOR + 2.40%) due 07/20/28[4,5]	7,000,000	7,096,393
Regatta III Funding Ltd.
2017-1A, 2.41% (3 Month USD LIBOR + 1.05%) due 04/15/26[4,5]	7,050,000	7,042,264
Cent CLO 21 Ltd.
2017-21A, 3.07% (3 Month USD LIBOR + 1.70%) due 07/27/26[4,5]	7,000,000	7,039,331
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/28[5,6]	8,920,000	6,775,138
OCP CLO Ltd.
2016-2A, 4.30% (3 Month USD LIBOR + 2.85%) due 11/22/25[4,5]	6,500,000	6,577,071

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
Fifth Street Senior Loan Fund I LLC
2015-1A, 3.36% (3 Month USD LIBOR + 2.00%) due 01/20/27[4,5]	5,000,000	$5,004,865
2015-1A, 4.36% (3 Month USD LIBOR + 3.00%) due 01/20/27[4,5]	1,250,000	1,251,038
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[6]	7,500,060	6,177,594
Voya CLO Ltd.
2013-1X, due 04/15/24[6]	9,500,000	5,830,610
Symphony CLO XII Ltd.
2017-12A, 2.86% (3 Month USD LIBOR + 1.50%) due 10/15/25[4,5]	5,750,000	5,753,703
OHA Loan Funding Ltd.
2017-1A, 3.41% (3 Month USD LIBOR + 2.05%) due 07/23/25[4,5]	5,300,000	5,316,529
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,6]	6,000,000	5,298,568
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.24% (3 Month USD LIBOR + 2.70%) due 10/10/26[4,5]	5,000,000	5,004,829
RFTI Issuer Ltd.
2015-FL1, 5.36% (1 Month USD LIBOR + 3.88%) due 08/15/30[4,5]	5,000,000	5,002,890
Dryden XXV Senior Loan Fund
2017-25A, 2.71% (3 Month USD LIBOR + 1.35%) due 10/15/27[4,5]	5,000,000	4,991,656
Mountain Hawk II CLO Ltd.
2013-2A, 3.06% (3 Month USD LIBOR + 1.70%) due 07/22/24[4,5]	5,000,000	4,978,805
Benefit Street Partners CLO V Ltd.
2017-VA, 3.01% (3 Month USD LIBOR + 1.65%) due 10/20/26[4,5]	4,500,000	4,508,867
Oaktree CLO 2015-1 Ltd.
2017-1A, 2.37% (3 Month USD LIBOR + 0.87%) due 10/20/27[4,5]	4,500,000	4,506,429
Cereberus ICQ Levered LLC
2015-1A, 4.41% (3 Month USD LIBOR + 3.05%) due 11/06/25[4,5]	2,250,000	2,249,669
2015-1A, 3.41% (3 Month USD LIBOR + 2.05%) due 11/06/25[4,5]	2,077,375	2,077,910
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.48% (3 Month USD LIBOR + 2.85%) due 12/20/24[4,5]	4,000,000	4,010,793
OZLM Funding II Ltd.
2016-2A, 4.13% (3 Month USD LIBOR + 2.75%) due 10/30/27[4,5]	3,750,000	3,764,613
Cent CLO
2014-16A, 3.63% (3 Month USD LIBOR + 2.25%) due 08/01/24[4,5]	1,750,000	1,752,900
2014-16A, 4.58% (3 Month USD LIBOR + 3.20%) due 08/01/24[4,5]	1,750,000	1,750,949
Atrium XI
2017-11A, 2.86% (3 Month USD LIBOR + 1.50%) due 10/23/25[4,5]	3,500,000	3,501,862
Eaton Vance CLO Ltd.
2017-1A, 2.96% (3 Month USD LIBOR + 1.60%) due 07/15/26[4,5]	3,400,000	3,403,515
Oaktree EIF I Series A1 Ltd.
2016-A, 5.01% (3 Month USD LIBOR + 3.65%) due 01/20/27[4,5]	3,250,000	3,250,751
MONROE CAPITAL BSL CLO Ltd.
2017-1A, 3.20% (3 Month USD LIBOR + 1.75%) due 05/22/27[4,5]	3,000,000	3,009,137
AMMC CLO XI Ltd.
2016-11A, 4.23% (3 Month USD LIBOR + 2.85%) due 10/30/23[4,5]	3,000,000	3,005,029
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.76% (3 Month USD LIBOR + 2.40%) due 10/15/26[4,5]	3,000,000	2,991,252
FS Senior Funding Ltd.
2015-1A, 3.16% (3 Month USD LIBOR + 1.80%) due 05/28/25[4,5]	2,500,000	2,509,986
Octagon Investment Partners 24 Ltd.
2017-1A, 2.79% (3 Month USD LIBOR + 1.35%) due 05/21/27[4,5]	2,500,000	2,500,797
Mountain Hawk I CLO Ltd.
2013-1A, 3.54% (3 Month USD LIBOR + 2.18%) due 01/20/24[4,5]	2,500,000	2,499,893
Ocean Trails CLO IV
2017-4A, 3.21% (3 Month USD LIBOR + 1.80%) due 08/13/25[4,5]	2,500,000	2,493,880

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Collateralized Loan Obligations - 26.9% (continued)
NXT Capital CLO 2014-1 LLC
2017-1A, 2.76% (3 Month USD LIBOR + 1.40%) due 04/23/26[4,5]	2,300,000	$2,297,360
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[5,6]	3,700,000	2,284,604
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.97% (3 Month USD LIBOR + 2.60%) due 07/25/25[4,5]	1,000,000	984,076
2014-1A, 4.76% due 07/25/25[5]	700,000	700,281
2014-1A, 4.67% (3 Month USD LIBOR + 3.30%) due 07/25/25[4,5]	400,000	396,593
LMREC, Inc.
2015-CRE1, 5.03% (1 Month USD LIBOR + 3.50%) due 02/22/32[4,5]	2,000,000	2,011,288
Octagon Investment Partners XVI Ltd.
2013-1A, 4.10% (3 Month USD LIBOR + 2.75%) due 07/17/25[4,5]	2,000,000	2,003,973
NewStar Clarendon Fund CLO LLC
2015-1A, 4.72% (3 Month USD LIBOR + 3.35%) due 01/25/27[4,5]	2,000,000	2,001,322
Ivy Hill Middle Market Credit Fund IX Ltd.
2017-9A, 3.77% (3 Month USD LIBOR + 2.35%) due 01/18/30[4,5]	1,000,000	999,666
2017-9A, 3.17% (3 Month USD LIBOR + 1.75%) due 01/18/30[4,5]	1,000,000	999,637
Dryden 38 Senior Loan Fund
2015-38A, 3.36% (3 Month USD LIBOR + 2.00%) due 07/15/27[4,5]	1,850,000	1,854,213
ING Investment Management CLO Ltd.
2007-4A, 3.56% (3 Month USD LIBOR + 2.20%) due 06/14/22[4,5]	1,500,000	1,501,796
Westchester CLO Ltd.
2007-1A, 1.82% (3 Month USD LIBOR + 0.44%) due 08/01/22[4,5]	1,316,775	1,315,151
Rockwall CDO II Ltd.
2007-1A, 1.93% (3 Month USD LIBOR + 0.55%) due 08/01/24[4,5]	1,195,563	1,194,751
Lime Street CLO Ltd.
2007-1A, 4.13% (3 Month USD LIBOR + 2.50%) due 06/20/21[4,5]	1,000,000	992,541
Babson CLO Ltd.
2014-IA, due 07/20/25[5,6]	1,300,000	638,550
2012-2A, due 05/15/23[5,6]	4,750,000	57,528
Voya CLO 2013-1 Ltd.
2013-1A, due 10/15/30[5,6]	1,075,071	659,823
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[5,6]	1,200,000	658,666
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,6]	4,300,000	632,549
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.57% (3 Month USD LIBOR + 4.25%) due 06/15/28[4,5]	500,000	501,320
Great Lakes CLO 2014-1 Ltd.
2014-1A, due 10/15/29[5,6]	461,538	415,119
Grayson CLO Ltd.
2006-1A, 1.79% (3 Month USD LIBOR + 0.41%) due 11/01/21[4,5]	319,590	319,065
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,7]	1,500,000	166,056
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[5,6]	982,957	90,791
Eastland CLO Ltd.
2007-1A, 1.78% (3 Month USD LIBOR + 0.40%) due 05/01/22[4,5]	74,131	74,014
Total Collateralized Loan Obligations		2,416,925,085
Transport-Aircraft - 2.8%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	32,226,390	32,158,070
2016-1A, 4.88% due 03/17/36[5]	19,222,500	19,573,493
2014-1, 5.13% (WAC) due 12/15/29[4]	6,342,190	6,325,602
2014-1, 7.38% (WAC) due 12/15/29[4]	1,972,567	1,972,567
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	45,000,000	45,124,515

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Transport-Aircraft - 2.8% (continued)
Castlelake Aircraft Securitization Trust
2017-1, 3.97% due 07/15/42	20,668,275	$20,616,604
2015-1A, 4.70% due 12/15/40[5]	14,432,779	14,505,040
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[5]	24,450,608	24,442,551
2015-1A, 5.07% due 02/15/40[5]	2,037,551	1,994,121
Raspro Trust
2005-1A, 1.99% (3 Month USD LIBOR + 0.63%) due 03/23/24[4,5]	18,909,759	18,058,820
ECAF I Ltd.
2015-1A, 4.95% due 06/15/22[5]	15,016,821	15,034,129
2015-1A, 3.47% due 06/15/40[5]	1,213,169	1,198,136
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[5]	15,677,040	15,855,476
AASET Trust
2017-1A, 3.97% due 05/16/42[5]	11,549,450	11,589,937
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[5]	3,689,712	3,682,545
Rise Ltd.
2014-1A, 4.74% due 02/12/39	3,348,741	3,386,414
Atlas Ltd.
2014-1 A, 4.87% due 12/15/39	3,188,149	3,193,887
AABS Ltd.
2013-1 A, 4.87% due 01/10/38	2,574,630	2,600,052
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[5]	2,465,000	2,448,740
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[5]	1,456,602	1,485,912
2013-1, 6.35% due 10/15/38[5]	312,129	319,660
Stripes Aircraft Ltd.
2013-1 A1, 5.00% due 03/20/23†††	1,482,618	1,457,147
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[7]	1,042,915	1,044,605
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[5]	996,240	976,116
AASET
2014-1 C, 10.00% due 12/15/29	163,916	163,916
Airplanes Pass Through Trust
2001-1A, 1.78% (1 Month USD LIBOR + 0.55%) due 03/15/19[4,7]	471,555	84,597
Total Transport-Aircraft		249,292,652
Whole Business - 1.6%
Domino's Pizza Master Issuer LLC
2017-1A, 3.08% due 07/25/47[5]	23,241,750	22,986,556
2017-1A, 4.12% due 07/25/47[5]	17,296,650	17,671,641
2017-1A, 2.62% (3 Month USD LIBOR + 1.25%) due 07/25/47[4,5]	17,157,000	17,189,084
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[5]	27,255,000	28,637,101
2016-1A, 4.38% due 05/25/46[5]	5,233,750	5,399,241
2016-1A, 3.83% due 05/25/46[5]	2,403,575	2,436,191
Jimmy Johns Funding LLC
2017-1A, 3.61% due 07/30/47[5]	22,892,625	22,980,762
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[5]	12,169,875	12,449,539
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[5]	7,264,575	7,415,024
2017-1A, 3.63% due 11/20/47[5]	108,000	108,704
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[5]	3,067,004	3,062,084
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[5]	2,485,417	2,520,685
Drug Royalty III Limited Partnership 1
2017-1A, 3.60% due 04/15/27[5]	2,443,010	2,421,912
Total Whole Business		145,278,524
Net Lease - 1.3%
Capital Automotive LLC
2017-1A, 3.87% due 04/15/47[5]	49,617,000	50,311,107
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[5]	30,556,831	30,236,934
2016-1A, 4.32% due 10/20/46[5]	10,525,800	10,761,926

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Net Lease - 1.3% (continued)
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/41[5]	4,878,428	$5,136,985
2014-4A, 4.63% due 01/20/45[5]	4,234,228	4,451,674
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[5]	7,843,013	8,014,579
2015-1A, 3.75% due 04/20/45[5]	1,480,000	1,491,042
Capital Automotive REIT
2014-1A, 3.66% due 10/15/44[5]	4,500,000	4,510,905
Store Master Funding LLC
2013-1A, 4.16% due 03/20/43[5]	1,701,501	1,707,140
Total Net Lease		116,622,292
Collateralized Debt Obligations - 1.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[5]	55,600,000	55,109,006
2016-3A, 3.85% due 10/28/33[5]	7,500,000	7,460,598
Putnam Structured Product Funding Ltd.
2003-1A, 2.48% (1 Month USD LIBOR + 1.00%) due 10/15/38[4,5]	20,943,107	19,970,666
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[5]	15,722,295	16,004,274
Highland Park CDO I Ltd.
2006-1A, 1.86% (3 Month USD LIBOR + 0.40%) due 11/25/51[4,7]	3,486,103	3,342,468
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[5]	3,000,000	3,071,600
JPMCC Re-REMIC Trust
2014-FRR1, 2.37% (WAC) due 04/27/44[4,5]	3,000,000	2,975,340
N-Star REL CDO VIII Ltd.
2006-8A, 1.72% (1 Month USD LIBOR + 0.36%) due 02/01/41[4,5]	1,943,473	1,940,491
Total Collateralized Debt Obligations		109,874,443
Single Family Residence - 0.8%
Invitation Homes 2017-SFR2 Trust
2017-SFR2, 2.34% (1 Month USD LIBOR + 0.85%) due 12/17/36[4,5]	47,301,509	47,453,332
Progress Residential 2017
2017-SFR2, 2.90% due 12/17/34[5]	17,000,000	16,898,872
Colony American Finance 2016-1 Ltd.
2016-1, 2.54% due 06/15/48[5]	7,796,325	7,727,215
CoreVest American Finance 2017-1 Trust
2017-1, 3.36% due 10/15/49[5]	2,250,000	2,237,630
Total Single Family Residence		74,317,049
Transport-Container - 0.8%
Textainer Marine Containers Ltd.
2017-2A, 3.52% due 06/20/42[5]	45,507,327	45,526,791
Textainer Marine Containers V Ltd.
2017-1A, 3.72% due 05/20/42[5]	13,283,313	13,362,202
Cronos Containers Program Ltd.
2013-1A, 3.08% due 04/18/28[5]	8,453,333	8,424,202
CLI Funding V LLC
2013-1A, 2.83% due 03/18/28[5]	4,262,875	4,202,263
2013-2A, 3.22% due 06/18/28[5]	1,208,527	1,201,008
Total Transport-Container		72,716,466
Automotive - 0.7%
Hertz Vehicle Financing II, LP
2015-1A, 2.73% due 03/25/21[5]	36,450,000	36,556,602
2017-1A, 2.96% due 10/25/21[5]	2,000,000	1,996,301
Hertz Vehicle Financing LLC
2016-4A, 2.65% due 07/25/22[5]	17,150,000	16,836,236
2016-2A, 2.95% due 03/25/22[5]	3,000,000	2,990,912
Total Automotive		58,380,051
Transport-Rail - 0.1%
TRIP Rail Master Funding LLC
2017-1A, 2.71% due 08/15/47[5]	6,805,822	6,779,216
NP SPE II LLC
2017-1A, 3.37% due 10/21/47[5]	2,725,581	2,708,575
Total Transport-Rail		9,487,791
Industrial - 0.1%
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††	6,000,000	6,266,890
Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[5]	4,537,500	4,536,638
Financial - 0.0%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,5	4,000,000	3,892,348

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 36.4% (continued)
Financial - 0.0% (continued)
Hana Small Business Lending Loan Trust
2014-2014, 4.23% (WAC) due 01/25/40[4,5]	458,707	$456,964
Total Financial		4,349,312
Diversified Payment Rights - 0.0%
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[5]	622,024	627,265
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	376,608	388,969
Total Diversified Payment Rights		1,016,234
Total Asset-Backed Securities
(Cost $3,257,233,176)		3,269,063,427

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5%
Government Agency - 13.1%
Freddie Mac Multifamily Structured Pass Through Certificates
2017-KIR3, 3.28% due 08/25/27	91,932,800	94,796,360
2017-KGX1, 3.00% due 10/25/27	81,400,000	81,422,580
2017-K065, 3.24% due 04/25/27	72,500,000	74,715,723
2017-K070, 3.30% (WAC) due 11/25/27[4]	69,975,000	72,381,783
2017-KW03, 3.02% due 06/25/27	65,900,000	66,187,542
2017-K066, 3.20% due 06/25/27	19,507,000	19,925,177
2016-K060, 3.30% (WAC) due 10/25/26[4]	18,750,000	19,325,290
2017-K061, 3.44% (WAC) due 11/25/26[4]	15,000,000	15,551,697
2017-K067, 3.28% due 08/25/27	12,968,000	13,284,370
2017-K066, 3.12% due 06/25/27	10,000,000	10,204,237
2017-K069, 3.25% due 09/25/27	10,000,000	10,203,798
2016-K057, 2.62% due 08/25/26	10,000,000	9,742,892
2016-K152, 3.08% due 01/25/31	7,090,000	7,107,717
2017-K070, 3.36% (WAC) due 12/25/27[4]	6,000,000	6,186,442
2015-K151, 3.51% due 04/25/30	2,105,000	2,201,009
2015-K043, 0.55% (WAC) due 12/25/24[4]	44,602,376	1,468,921
2014-K715, 2.86% due 01/25/21	450,000	456,518
Fannie Mae
#AN6890, 2.89% due 10/01/29	38,458,000	38,055,759
#AN6858, 3.01% due 09/01/29	36,899,000	37,027,859
#AN6696, 3.12% due 10/01/32	24,800,000	24,621,688
3.23% due 01/01/33	23,750,000	24,248,177
3.17% due 02/01/28	21,350,000	21,689,684
#AN7520, 2.90% due 11/01/29	21,078,000	20,775,162
#AN6088, 2.87% due 09/01/29	20,000,000	19,750,714
#AN6807, 2.96% due 11/01/29	18,620,000	18,467,249
#AN6433, 3.42% due 09/01/47	13,317,153	13,260,532
#AN7964, 3.07% due 01/01/28	13,100,000	13,174,042
#AN6928, 2.82% due 10/01/29	12,100,000	11,931,611
#AN7661, 3.03% due 12/01/27	10,900,000	10,925,252
#AN6653, 3.08% due 10/01/32	10,250,000	10,249,780
#AN7049, 3.05% due 10/01/29	9,100,000	9,105,068
#AN7890, 3.06% due 12/01/27	9,000,000	9,040,740
3.04% due 01/01/28	8,900,000	8,926,521
#AN6651, 2.94% due 10/01/32	8,725,242	8,621,527
3.08% due 01/01/30	8,500,000	8,561,332
3.19% due 02/01/30	7,700,000	7,855,348
#BA1742, 3.50% due 12/01/45	7,526,418	7,734,093
3.31% due 01/01/33	7,500,000	7,647,014
3.14% due 01/01/28	6,900,000	6,973,453
#AN6349, 2.99% due 09/01/29	6,800,000	6,775,001
3.21% due 01/01/33	5,500,000	5,536,636
3.10% due 01/01/33	4,800,000	4,803,384
3.22% due 01/01/30	4,650,000	4,758,031
3.11% due 01/01/28	4,600,000	4,617,293
#AS6528, 4.00% due 01/01/46	3,548,062	3,715,818
#AN7537, 3.11% due 11/01/27	3,500,000	3,525,729
3.16% due 01/01/30	2,900,000	2,925,329
3.12% due 02/01/28	2,600,000	2,649,672
#AN3466, 3.26% due 11/01/46	2,602,022	2,540,111
#AN7503, 3.51% due 11/01/37	2,150,000	2,202,815
#AS7580, 3.00% due 07/01/46	2,140,121	2,141,232
#AL6307, 4.50% due 02/01/45	1,772,413	1,890,468

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Government Agency - 13.1% (continued)
#AN7648, 3.14% due 12/01/32	1,600,000	$1,640,372
3.27% due 01/01/30	1,350,000	1,385,181
#AN2284, 3.27% due 08/01/34	1,369,016	1,384,004
#AN7343, 3.02% due 11/01/27	1,300,000	1,302,229
#AS2523, 5.00% due 05/01/44	980,014	1,054,796
#AN7025, 3.60% due 10/01/47	997,509	1,014,981
#AN8074, 3.13% due 01/01/30	1,000,000	1,011,847
#AX3215, 4.50% due 09/01/44	912,423	972,471
#AL4290, 4.50% due 10/01/43	823,555	878,266
#AL6671, 5.00% due 12/01/44	745,693	802,594
#AN3562, 3.63% due 01/01/37	743,455	759,654
#MA1525, 3.50% due 08/01/43	735,847	759,477
#AN3620, 2.75% due 11/01/31	668,892	654,233
#AS7386, 3.50% due 06/01/46	92,111	94,632
Seasoned Credit Risk Transfer Trust Series 2017-1
2017-4, 2.25% due 06/25/57	71,400,000	71,138,962
2017-4, 3.50% due 06/25/57	34,750,000	35,511,511
Fannie Mae-Aces
2017-M11, 2.98% due 08/25/29	52,100,000	51,534,996
2017-M8, 3.06% (WAC) due 05/25/27[4]	16,250,000	16,442,285
Freddie Mac Seasoned Credit Risk Transfer
2017-3, 3.00% due 07/25/56	63,830,390	62,657,705
Freddie Mac
#WN0005, 3.55% due 10/01/33	4,741,352	4,917,074
#G08694, 4.00% due 02/01/46	3,234,290	3,386,846
#G60038, 3.50% due 01/01/44	2,977,958	3,069,249
#G08677, 4.00% due 11/01/45	2,483,388	2,600,439
#G08715, 3.00% due 08/01/46	2,167,181	2,168,377
#WA2500, 3.26% due 09/01/45	1,991,340	1,955,359
#WN3001, 3.40% due 04/01/31	1,000,000	1,036,432
Seasoned Credit Risk Transfer Trust Series
2017-3, 2.25% due 07/25/56	9,763,569	9,664,629
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[5,9]	806,617,670	4,108,427
Total Government Agency		1,175,793,208
Residential Mortgage Backed Securities - 12.9%
Soundview Home Loan Trust
2006-OPT5, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	97,295,225	94,808,680
2007-1, 1.72% (1 Month USD LIBOR + 0.17%) due 03/25/37[4]	4,050,687	4,024,496
2005-OPT3, 2.02% (1 Month USD LIBOR + 0.47%) due 11/25/35[4]	3,930,000	3,865,776
RALI Series Trust
2006-QO5, 1.77% (1 Month USD LIBOR + 0.22%) due 05/25/46[4]	24,536,201	22,830,283
2006-QO10, 1.71% (1 Month USD LIBOR + 0.16%) due 01/25/37[4]	14,887,713	13,971,624
2007-QO4, 1.51% (1 Month USD LIBOR + 0.19%) due 05/25/47[4]	11,902,027	11,471,029
2006-QO2, 1.77% (1 Month USD LIBOR + 0.22%) due 02/25/46[4]	22,703,695	10,011,428
2007-QO2, 1.70% (1 Month USD LIBOR + 0.15%) due 02/25/47[4]	12,530,998	8,047,594
2007-QO4, 1.75% (1 Month USD LIBOR + 0.20%) due 05/25/47[4]	5,536,315	5,340,917
2005-QO1, 1.85% (1 Month USD LIBOR + 0.30%) due 08/25/35[4]	5,663,590	5,009,903
2006-QS8, 2.00% (1 Month USD LIBOR + 0.45%) due 08/25/36[4]	4,742,948	3,514,379
2005-QO1, 2.56% (1 Year CMT Rate + 1.50%) due 08/25/35[4]	3,744,843	3,500,393
2006-QO2, 1.82% (1 Month USD LIBOR + 0.27%) due 02/25/46[4]	5,596,642	2,543,875
2007-QO3, 1.71% (1 Month USD LIBOR + 0.16%) due 03/25/47[4]	2,266,310	2,069,557
CIT Mortgage Loan Trust
2007-1, 2.90% (1 Month USD LIBOR + 1.35%) due 10/25/37[4,5]	71,485,346	71,838,741

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
2007-1, 3.00% (1 Month USD LIBOR + 1.45%) due 10/25/37[4,5]	5,436,032	$5,469,342
Towd Point Mortgage Trust
2017-5, 2.15% (1 Month USD LIBOR + 0.60%) due 02/25/57[4,5]	28,896,429	28,931,708
2017-6, 2.75% (WAC) due 10/25/57[4,5]	20,736,376	20,664,093
2017-1, 2.75% (WAC) due 10/25/56[4,5]	20,150,966	20,125,107
2016-1, 2.75% (WAC) due 02/25/55[4,5]	6,153,143	6,154,618
Structured Asset Securities Corporation Mortgage Loan Trust
2008-BC4, 2.18% (1 Month USD LIBOR + 0.63%) due 11/25/37[4]	59,209,027	58,987,544
2006-BC4, 1.72% (1 Month USD LIBOR + 0.17%) due 12/25/36[4]	8,268,718	7,992,710
2006-BC6, 1.72% (1 Month USD LIBOR + 0.17%) due 01/25/37[4]	962,081	932,484
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[10]	208,214,251	42,142,606
2006-1, 1.61% (1 Month USD LIBOR + 0.28%) due 03/25/46[4]	7,737,534	7,427,972
2006-1, 1.73% (1 Month USD LIBOR + 0.40%) due 03/25/46[4]	3,471,144	3,357,813
FirstKey Master Funding
2017-R1, 1.59% (1 Month USD LIBOR + 0.22%) due 11/03/41†††,4,5	44,651,878	44,071,599
CIM Trust
2017-2, 3.36% (1 Month USD LIBOR + 2.00%) due 12/25/57[4,5]	32,653,031	32,992,616
First NLC Trust
2005-4, 1.94% (1 Month USD LIBOR + 0.39%) due 02/25/36[4]	29,100,962	27,585,130
2005-1, 1.79% (1 Month USD LIBOR + 0.46%) due 05/25/35[4]	3,180,731	3,037,814
HSI Asset Securitization Corporation Trust
2006-OPT2, 1.94% (1 Month USD LIBOR + 0.39%) due 01/25/36[4]	29,140,000	28,709,212
Countrywide Asset-Backed Certificates
2006-6, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[4]	28,474,139	26,782,892
2005-15, 1.78% (1 Month USD LIBOR + 0.45%) due 03/25/36[4]	1,500,000	1,425,595
Nationstar Home Equity Loan Trust
2007-B, 1.54% (1 Month USD LIBOR + 0.22%) due 04/25/37[4]	26,974,858	26,708,697
Angel Oak Mortgage Trust LLC 2015-1
2017-3, 2.71% (WAC) due 11/25/47†††,4,5	26,111,403	26,052,650
Bear Stearns Asset Backed Securities I Trust
2006-HE9, 1.69% (1 Month USD LIBOR + 0.14%) due 11/25/36[4]	18,813,043	18,370,470
2006-HE3, 1.91% (1 Month USD LIBOR + 0.36%) due 04/25/36[4]	7,600,000	7,531,029
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.89% (1 Year CMT Rate + 0.83%) due 11/25/46[4]	19,003,172	16,264,111
2006-AR9, 1.90% (1 Year CMT Rate + 0.84%) due 11/25/46[4]	8,909,950	7,511,480
2006-7, 4.37% due 09/25/36 [2]	2,941,014	1,487,638
2006-8, 4.51% due 10/25/36 [2]	499,083	312,572
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.74% (1 Month USD LIBOR + 0.19%) due 12/25/36[4]	23,210,804	23,146,619
American Home Mortgage Assets Trust
2006-4, 1.74% (1 Month USD LIBOR + 0.19%) due 10/25/46[4]	13,399,440	9,771,947
2007-1, 1.70% (1 Year CMT Rate + 0.70%) due 02/25/47[4]	11,336,641	7,235,685
2006-5, 1.92% (1 Year CMT Rate + 0.92%) due 11/25/46[4]	4,908,830	2,794,192
2006-6, 1.74% (1 Month USD LIBOR + 0.19%) due 12/25/46[4]	3,243,508	2,718,810

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
2015-DNA1, 3.40% (1 Month USD LIBOR + 1.85%) due 10/25/27[4]	21,760,000	$22,293,721
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.85% (1 Month USD LIBOR + 0.30%) due 04/25/36[4]	9,778,469	8,921,748
2006-OA1, 1.75% (1 Month USD LIBOR + 0.20%) due 02/25/47[4]	6,691,095	6,415,872
2007-OA2, 1.77% (1 Year CMT Rate + 0.77%) due 04/25/47[4]	4,772,156	4,405,086
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.81% (1 Year CMT Rate + 0.81%) due 07/25/47[4]	9,595,408	8,787,688
2007-OA3, 1.77% (1 Year CMT Rate + 0.77%) due 04/25/47[4]	6,114,359	5,453,432
2006-AR13, 1.88% (1 Year CMT Rate + 0.88%) due 10/25/46[4]	2,231,471	1,998,913
2006-AR11, 1.92% (1 Year CMT Rate + 0.92%) due 09/25/46[4]	1,790,637	1,647,327
CSMC Series
2015-12R, 1.83% (1 Month USD LIBOR + 0.50%) due 11/30/37[4,5]	17,180,487	17,129,698
Lehman XS Trust Series
2007-2N, 1.73% (1 Month USD LIBOR + 0.18%) due 02/25/37[4]	10,306,249	8,587,455
2007-15N, 1.80% (1 Month USD LIBOR + 0.25%) due 08/25/37[4]	5,152,515	4,974,069
2005-7N, 1.82% (1 Month USD LIBOR + 0.27%) due 12/25/35[4]	2,791,738	2,770,154
Deephaven Residential Mortgage Trust 2017-3
2017-3A, 2.58% (WAC) due 10/25/47[4,5]	14,994,110	14,993,178
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% (WAC) due 10/16/46[4,5]	14,941,683	14,844,371
Impac Secured Assets CMN Owner Trust
2005-2, 1.80% (1 Month USD LIBOR + 0.25%) due 03/25/36[4]	15,705,915	13,748,251
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/37[4,5]	7,954,599	7,585,966
2007-HE2A, 1.68% (1 Month USD LIBOR + 0.13%) due 07/25/37[4,5]	6,595,865	6,055,244
GSMSC Resecuritization Trust
2015-5R, 1.46% (1 Month USD LIBOR + 0.14%) due 02/26/37[4,5]	13,772,372	13,046,318
Stanwich Mortgage Loan Company LLC
2017-NPA1, 3.60% due 03/16/22[5]	11,705,194	11,758,301
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[5]	8,472,279	8,482,475
2017-RN1, 3.60% (WAC) due 02/28/32[4,5]	3,026,031	3,026,100
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 2.29% (1 Month USD LIBOR + 0.74%) due 09/25/35[4]	11,687,000	11,468,915
GCAT
2017-1, 3.38% due 03/25/47[5]	9,916,707	9,910,640
Alternative Loan Trust
2007-OA7, 1.73% (1 Month USD LIBOR + 0.18%) due 05/25/47[4]	5,528,594	5,367,931
2005-38, 1.90% (1 Month USD LIBOR + 0.35%) due 09/25/35[4]	4,492,635	4,197,041
VOLT LIV LLC
2017-NPL1, 3.50% due 02/25/47[5]	9,017,622	9,030,642
Nomura Resecuritization Trust
2016-1R, 4.33% (1 Month USD LIBOR + 3.00%) due 01/28/38†††,4,5	5,209,747	5,301,904
2015-4R, 2.39% (1 Month USD LIBOR + 0.43%) due 03/26/36[4,5]	2,105,111	2,023,431
2015-4R, 2.40% (1 Month USD LIBOR + 0.39%) due 12/26/36[4,5]	1,506,123	1,484,259
First Franklin Mortgage Loan Trust
2004-FF10, 2.83% (1 Month USD LIBOR + 1.28%) due 07/25/34[4]	8,595,590	8,715,067

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
HarborView Mortgage Loan Trust
2006-14, 1.65% (1 Month USD LIBOR + 0.15%) due 01/25/47[4]	9,467,890	$8,562,751
First Frankin Mortgage Loan Trust
2006-FF3, 1.84% (1 Month USD LIBOR + 0.29%) due 02/25/36[4]	8,616,000	8,299,137
Banc of America Funding Trust
2014-R7, 1.69% (1 Month USD LIBOR + 0.14%) due 09/26/36[4,5]	5,326,016	5,153,522
2015-R4, 1.50% (1 Month USD LIBOR + 0.17%) due 01/27/35[4,5]	3,159,258	2,996,145
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.93% (1 Month USD LIBOR + 0.38%) due 12/25/35[4]	7,800,000	7,600,076
IndyMac INDX Mortgage Loan Trust
2005-AR18, 2.33% (1 Month USD LIBOR + 0.78%) due 10/25/36[4]	8,468,201	7,305,823
ASG Resecuritization Trust
2010-3, 1.62% (1 Month USD LIBOR + 0.29%) due 12/28/45[4,5]	7,448,451	6,930,337
Structured Asset Investment Loan Trust
2005-11, 2.27% (1 Month USD LIBOR + 0.72%) due 01/25/36[4]	6,855,581	6,782,459
Morgan Stanley Resecuritization Trust
2014-R9, 1.46% (1 Month USD LIBOR + 0.14%) due 11/26/46[4,5]	6,400,267	6,084,222
NRPL Trust
2015-1A, 3.88% due 11/01/54[5]	5,781,788	5,774,841
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.69% (1 Month USD LIBOR + 0.14%) due 07/25/36[4]	5,814,975	5,766,774
ACE Securities Corporation Home Equity Loan Trust Series
2005-HE2, 2.57% (1 Month USD LIBOR + 1.02%) due 04/25/35[4]	5,700,000	5,734,079
GE-WMC Asset-Backed Pass-Through Certificates Series
2005-2, 1.80% (1 Month USD LIBOR + 0.25%) due 12/25/35[4]	5,652,454	5,677,749
New Residential Mortgage Loan Trust
2017-5A, 3.05% (1 Month USD LIBOR + 1.50%) due 06/25/57[4,5]	5,350,235	5,480,984
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 2.35% (1 Month USD LIBOR + 0.80%) due 07/25/35[4]	5,000,000	5,015,114
Morgan Stanley Capital I Incorporated Trust
2006-HE1, 1.84% (1 Month USD LIBOR + 0.29%) due 01/25/36[4]	4,905,470	4,852,447
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[5]	4,663,827	4,674,268
Luminent Mortgage Trust
2006-2, 1.75% (1 Month USD LIBOR + 0.20%) due 02/25/46[4]	4,785,964	3,877,568
WaMu Asset-Backed Certificates WaMu Series 2007-HE4 Trust
2007-HE4, 1.57% (1 Month USD LIBOR + 0.25%) due 07/25/47[4]	5,370,932	3,855,531
CWABS Asset-Backed Certificates Trust
2004-15, 2.68% (1 Month USD LIBOR + 1.35%) due 04/25/35[4]	3,490,000	3,533,432
GSAA Home Equity Trust
2006-14, 1.72% (1 Month USD LIBOR + 0.17%) due 09/25/36[4]	5,481,460	2,858,988
2007-7, 1.82% (1 Month USD LIBOR + 0.27%) due 07/25/37[4]	366,949	349,148
GSAA Trust
2005-10, 2.20% (1 Month USD LIBOR + 0.65%) due 06/25/35[4]	3,312,000	3,189,199
BCAP LLC
2014-RR2, 1.93% (WAC) due 03/26/36[4,5]	2,455,299	2,429,438
2014-RR3, 1.40% (WAC) due 10/26/36[4,5]	562,146	556,326

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Residential Mortgage Backed Securities - 12.9% (continued)
Impac Secured Assets Trust
2006-2, 1.72% (1 Month USD LIBOR + 0.17%) due 08/25/36[4]	2,394,717	$2,027,623
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	1,968,377	1,836,719
Alliance Bancorp Trust
2007-OA1, 1.79% (1 Month USD LIBOR + 0.24%) due 07/25/37[4]	1,063,508	866,804
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	763,209	808,852
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[5]	655,460	654,069
GSAMP Trust
2005-HE6, 1.99% (1 Month USD LIBOR + 0.44%) due 11/25/35[4]	599,665	601,393
GreenPoint Mortgage Funding Trust
2005-HE4, 2.03% (1 Month USD LIBOR + 0.47%) due 07/25/30[4]	567,519	566,445
Morgan Stanley Re-REMIC Trust
2010-R5, 2.67% due 06/26/36[5]	383,021	323,523
Total Residential Mortgage Backed Securities		1,154,996,413
Commercial Mortgage Backed Securities - 4.6%
Wells Fargo Commercial Mortgage Trust
2017-SMP, 2.23% (1 Month USD LIBOR + 0.75%) due 12/15/22[4,5]	30,500,000	30,500,000
2016-C32, 1.35% (WAC) due 01/15/59[4]	124,411,049	9,654,049
2017-C38, 1.09% (WAC) due 07/15/50[4]	74,786,318	5,738,399
2017-RB1, 1.29% (WAC) due 03/15/50[4]	39,926,246	3,702,069
2016-C35, 2.00% (WAC) due 07/15/48[4]	27,348,938	3,436,594
2017-C42, 0.90% (WAC) due 12/15/50[4]	35,500,000	2,556,536
2016-NXS5, 1.55% (WAC) due 01/15/59[4]	30,514,272	2,498,075
2015-NXS4, 0.95% (WAC) due 12/15/48[4]	39,453,448	2,177,795
2017-RC1, 1.57% (WAC) due 01/15/60[4]	21,244,727	2,148,025
2015-P2, 1.02% (WAC) due 12/15/48[4]	34,657,445	1,958,080
2015-C30, 0.96% (WAC) due 09/15/58[4]	32,562,029	1,821,722
2016-C32, 4.72% (WAC) due 01/15/59[4]	1,400,000	1,467,250
2015-NXS1, 1.18% (WAC) due 05/15/48[4]	11,721,442	667,012
2015-NXS4, 4.22% (WAC) due 12/15/48[4]	64,000	66,229
Hospitality Mortgage Trust
2017-HIT, 2.09% (1 Month USD LIBOR + 0.85%) due 05/08/30[4,5]	27,850,000	27,884,793
2017-HIT, 2.59% (1 Month USD LIBOR + 1.35%) due 05/08/30[4,5]	18,500,000	18,499,856
Chicago Skyscraper Trust
2017-SKY, 2.28% (1 Month USD LIBOR + 0.80%) due 02/01/19[4,5]	38,500,000	38,561,508
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% (WAC) due 12/15/34[4,5]	23,829,324	23,655,479
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% (WAC) due 10/05/31[4,5]	17,000,000	16,760,790
2016-JP3, 1.51% (WAC) due 08/15/49[4]	74,402,064	6,841,099
Citigroup Commercial Mortgage Trust
2017-P7, 1.14% (WAC) due 04/14/50[4]	66,494,619	5,304,868
2016-C2, 1.79% (WAC) due 08/10/26[4]	34,320,568	4,040,526
2016-P4, 2.01% (WAC) due 07/10/49[4]	32,716,571	4,013,178
2016-P5, 1.55% (WAC) due 10/10/49[4]	31,697,356	2,999,698
2016-GC37, 1.80% (WAC) due 04/10/49[4]	19,191,220	2,168,543
2015-GC35, 0.89% (WAC) due 11/10/48[4]	34,052,623	1,608,741
2015-GC29, 1.15% (WAC) due 04/10/48[4]	24,637,981	1,424,354
2013-GC15, 4.37% (WAC) due 09/10/46[4]	380,000	409,811
GS Mortgage Securities Corporation Trust
2017-STAY, 2.33% (1 Month USD LIBOR + 0.85%) due 07/15/32[4,5]	10,200,000	10,145,237
2017-STAY, 2.83% (1 Month USD LIBOR + 1.35%) due 07/15/32[4,5]	6,694,000	6,574,200

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Commercial Mortgage Backed Securities - 4.6% (continued)
2017-STAY, 2.58% (1 Month USD LIBOR + 1.10%) due 07/15/32[4,5]	3,700,000	$3,632,966
Morgan Stanley Capital I Trust
2017-H1, 1.46% (WAC) due 06/15/50[4]	130,633,361	12,370,470
2015-XLF1, 3.68% (1 Month USD LIBOR + 2.20%) due 08/13/19[4,5]	7,600,000	7,631,541
2016-UBS9, 4.54% (WAC) due 03/15/49[4]	275,000	283,526
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.11% (WAC) due 03/15/50[4]	213,787,758	14,802,750
2017-JP6, 1.33% (WAC) due 07/15/50[4]	69,957,042	5,342,032
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48[4]	92,382,989	5,337,926
2015-CR26, 4.49% (WAC) due 10/10/48[4]	3,780,000	3,671,104
2015-CR23, 0.98% (WAC) due 05/10/48[4]	48,900,025	2,303,656
2015-CR27, 1.15% (WAC) due 10/10/48[4]	31,433,763	1,880,211
2013-CR13, 0.91% (WAC) due 12/10/23[4]	51,444,280	1,708,007
2014-LC15, 1.32% (WAC) due 04/10/47[4]	14,992,521	744,926
2015-CR23, 3.80% due 05/10/48	700,000	720,392
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.03% (WAC) due 03/15/50[4]	134,234,552	9,411,990
2016-C2, 1.70% (WAC) due 06/15/49[4]	32,870,989	3,017,103
2016-C4, 0.84% (WAC) due 12/15/49[4]	33,830,554	1,982,088
VSD
2017-PLT1 A, 3.60% due 12/25/43	12,743,033	12,737,906
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,5	7,247,357	7,362,685
2015-C27, 1.02% (WAC) due 12/15/47[4]	76,708,750	4,477,635
JPMDB Commercial Mortgage Securities Trust 2017-C7
2017-C7, 0.92% (WAC) due 10/15/50[4]	139,375,614	9,290,597
BANK
2017-BNK4, 1.46% (WAC) due 05/15/50[4]	56,806,790	5,422,452
2017-BNK6, 0.88% (WAC) due 07/15/60[4]	44,284,377	2,712,794
UBS Commercial Mortgage Trust
2017-C5, 1.04% (WAC) due 11/15/50[4]	54,720,370	3,954,625
2017-C2, 1.16% (WAC) due 08/15/50[4]	46,189,378	3,742,037
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.62% (WAC) due 08/15/48[4]	3,253,000	3,227,269
2013-C17, 4.88% (WAC) due 01/15/47[4]	2,500,000	2,573,845
2013-C12, 0.66% (WAC) due 07/15/45[4]	47,906,521	971,592
CD Commercial Mortgage Trust
2017-CD4, 1.33% (WAC) due 05/10/50[4]	32,606,109	2,896,401
2017-CD3, 1.04% (WAC) due 02/10/50[4]	34,963,188	2,579,280
J.P. Morgan Chase Commercial Mortgage Securities Trust
2016-WSP, 3.63% (1 Month USD LIBOR + 2.15%) due 08/15/33[4,5]	5,000,000	5,010,842
GS Mortgage Securities Trust
2017-GS6, 1.05% (WAC) due 05/10/50[4]	42,893,958	3,457,669
2015-GC28, 1.14% (WAC) due 02/10/48[4]	21,432,184	1,111,171
GE Business Loan Trust
2007-1A, 1.65% (1 Month USD LIBOR + 0.17%) due 04/16/35[4,5]	4,535,068	4,407,849
CGMS Commercial Mortgage Trust
2017-B1, 0.86% (WAC) due 08/15/50[4]	66,805,109	4,085,426
CD Mortgage Trust
2016-CD1, 1.44% (WAC) due 08/10/49[4]	35,760,040	3,274,100
CD 2017-CD6 Mortgage Trust
2017-CD6, 0.99% (WAC) due 11/13/50[4]	47,967,059	3,204,722
CSAIL Commercial Mortgage Trust
2015-C1, 0.94% (WAC) due 04/15/50[4]	57,704,607	2,787,525
CFCRE Commercial Mortgage Trust
2016-C3, 1.07% (WAC) due 01/10/48[4]	40,349,699	2,689,707

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.5% (continued)
Commercial Mortgage Backed Securities - 4.6% (continued)
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.14% (WAC) due 02/15/50[4]	24,477,585	$1,882,686
DBJPM Mortgage Trust
2017-C6, 1.04% (WAC) due 06/10/50[4]	25,058,621	1,777,170
WFRBS Commercial Mortgage Trust
2013-C12, 1.31% (WAC) due 03/15/48[4,5]	11,871,574	613,555
LSTAR Commercial Mortgage Trust
2014-2, 5.13% (WAC) due 01/20/41[4,5]	500,000	502,259
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	226,838
Total Commercial Mortgage Backed Securities		411,105,841
Military Housing - 2.0%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 12.43% (WAC) due 11/25/55[4,5]	44,062,739	49,598,121
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52[7]	22,696,403	25,669,661
2003-PRES, 6.24% due 10/10/41[5]	10,823,166	12,179,485
2005-DRUM, 5.47% due 05/10/50†††,7	4,672,792	5,044,282
2002-MEAD, 6.85% due 05/10/37[5]	2,557,118	3,111,170
2005-BLIS, 5.25% due 07/10/50†††,7	2,500,000	2,572,060
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,7	8,400,899	10,846,408
2007-AETC, 5.75% due 02/10/52[7]	8,229,455	8,345,164
2006-RILY, 1.80% (1 Month USD LIBOR + 0.37%) due 07/10/51†††,4,7	7,156,051	5,043,772
2007-ROBS, 6.06% due 10/10/52[7]	4,777,829	5,005,136
2007-AET2, 6.06% due 10/10/52[7]	2,172,867	2,338,327
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1
2015-R1, 4.11% (WAC) due 11/25/52[4,5]	13,544,089	14,693,224
2015-R1, 4.10% (WAC) due 10/25/52[4,5]	11,307,729	12,168,180
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[5]	18,598,575	18,664,356
HP Communities LLC
5.78% due 03/15/46[7]	2,150,000	2,370,348
5.86% due 09/15/53[7]	1,420,000	1,561,165
Pacific Beacon LLC
5.51% due 07/15/36[5]	500,000	573,204
Total Military Housing		179,784,063
Total Collateralized Mortgage Obligation
(Cost $2,889,525,900)		2,921,679,525

U.S. GOVERNMENT SECURITIES†† - 11.1%

U.S. Treasury Bond
due 11/15/44[11]	827,013,400	392,605,781
due 02/15/47[11]	639,240,000	284,855,099
due 11/15/46[11]	568,308,000	253,971,844
8.13% due 08/15/21	9,900,000	11,988,281
8.75% due 08/15/20	6,500,000	7,624,297
4.38% due 05/15/40	5,550,000	7,156,031
8.75% due 05/15/20	6,030,000	6,991,738
8.00% due 11/15/21	5,600,000	6,822,594
7.88% due 02/15/21	5,500,000	6,478,828
4.75% due 02/15/41	2,250,000	3,054,111
2.75% due 11/15/42	2,580,000	2,596,327
2.88% due 08/15/45	1,800,000	1,845,984
Total U.S. Treasury Bond		985,990,915
U.S. Treasury Note
2.00% due 04/30/24	4,500,000	4,418,789
3.13% due 05/15/19	2,500,000	2,542,773
Total U.S. Treasury Note		6,961,562
Total U.S. Government Securities
(Cost $943,033,033)		992,952,477

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 6.3%
Financial - 4.7%
Station Place Securitization Trust
2.19% (1 Month USD LIBOR + 0.90%) due 07/24/18[4,5]	71,550,000	$71,550,000
2.30% (1 Month USD LIBOR + 0.75%) due 08/24/18[4,5]	29,500,000	29,500,000
2.29% (1 Month USD LIBOR + 1.00%) due 08/24/18[4,5]	23,200,000	23,200,000
2.68% (1 Month USD LIBOR + 1.13%) due 02/25/49[4,5]	2,666,667	2,667,659
2.80% (1 Month USD LIBOR + 1.25%) due 02/25/49[4,5]	2,666,667	2,667,658
Citigroup, Inc.
6.25% [12,13]	41,340,000	45,598,020
5.95% [12,13]	20,660,000	22,002,900
8.13% due 07/15/39	1,100,000	1,758,820
American Equity Investment Life Holding Co.
5.00% due 06/15/27	32,720,000	33,904,341
Station Place Securitization Trust Series
2.54% (1 Month USD LIBOR + 1.25%) due 11/24/18[4,5]	31,000,000	31,000,000
Bank of America Corp.
6.30% [12,13]	24,075,000	27,204,750
Hospitality Properties Trust
5.25% due 02/15/26	20,106,000	21,594,265
4.95% due 02/15/27	1,500,000	1,581,932
KeyCorp
5.00% [12,13]	20,087,000	20,689,610
MetLife, Inc.
9.25% due 04/08/38[5]	7,300,000	10,767,500
10.75% due 08/01/39	4,750,000	7,944,375
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	8,625,000	9,499,781
JPMorgan Chase & Co.
6.10% [12,13]	5,981,000	6,571,923
6.00% [12,13]	870,096	935,396
Wells Fargo & Co.
5.90% [12,13]	6,413,773	6,860,813
Atlas Mara Ltd.
8.00% due 12/31/20	6,600,000	5,940,000
Fort Benning Family Communities LLC
1.83% (1 Month USD LIBOR + 0.35%) due 01/15/36†††,4,7	6,000,000	5,037,538
Lincoln Finance Ltd.
7.38% due 04/15/21[5]	4,580,000	4,774,650
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,323,154
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[7]	1,411,352	1,430,664
5.37% due 12/01/50†††,5	799,181	853,081
5.38% due 02/15/48	546,495	541,390
Fort Eustis/Fort Story Housing LLC
5.51% due 12/15/40[5]	2,000,000	2,272,105
Customers Bank
6.13% due 06/26/29[7,13]	2,000,000	2,105,000
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,728,803
First American Financial Corp.
4.30% due 02/01/23	1,680,000	1,728,082
Synchrony Financial
4.50% due 07/23/25	1,650,000	1,724,257
Barclays plc
4.38% due 01/12/26	1,600,000	1,664,352
CBRE Services, Inc.
5.25% due 03/15/25	1,500,000	1,649,879
Enstar Group Ltd.
4.50% due 03/10/22	1,610,000	1,639,721
Morgan Stanley
7.25% due 04/01/32	820,000	1,135,399
Pacific Northwest Communities LLC
5.91% due 06/15/50[7]	1,000,000	1,095,459
Univest Corporation of Pennsylvania
5.10% due 03/30/25[13]	1,000,000	1,030,000
Wilton Re Finance LLC
5.88% due 03/30/33[5,13]	925,000	979,344
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[5]	530,000	901,368
ACC Group Housing LLC
6.35% due 07/15/54[7]	625,000	753,019
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	676,154
Lincoln National Corp.
8.75% due 07/01/19	307,000	335,197
7.00% due 06/15/40	210,000	289,473
Assurant, Inc.
6.75% due 02/15/34	106,000	131,267
Total Financial		422,239,099
Basic Materials - 0.7%
Yamana Gold, Inc.
4.95% due 07/15/24	23,370,000	24,448,171
4.63% due 12/15/27	6,300,000	6,332,841
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,13]	17,500,000	20,432,825
Southern Copper Corp.
6.75% due 04/16/40	1,400,000	1,825,225
Dow Chemical Co.
9.40% due 05/15/39	1,000,000	1,709,351
Barrick North America Finance LLC
7.50% due 09/15/38	1,230,000	1,698,445

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
CORPORATE BONDS†† - 6.3% (continued)
Basic Materials - 0.7% (continued)
Eldorado Gold Corp.
6.13% due 12/15/20[5]	1,250,000	$1,237,500
Total Basic Materials		57,684,358
Energy - 0.4%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	14,306,000	15,974,658
Hess Corp.
7.30% due 08/15/31	7,600,000	9,216,936
7.88% due 10/01/29	1,497,000	1,866,340
7.13% due 03/15/33	700,000	844,487
Marathon Petroleum Corp.
3.63% due 09/15/24	1,700,000	1,733,709
Valero Energy Corp.
3.40% due 09/15/26	1,700,000	1,706,912
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	1,500,000	1,685,202
MPLX, LP
4.13% due 03/01/27	1,600,000	1,638,782
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[7,14]	781,800	85,998
Total Energy		34,753,024
Consumer, Non-cyclical - 0.2%
Offutt AFB America First Community LLC
5.46% due 09/01/50[5]	6,691,353	7,190,948
HRG Group, Inc.
7.88% due 07/15/19	6,395,000	6,407,790
United Communities LLC
5.61% due 09/15/51[5]	4,606,949	4,855,041
Becton Dickinson and Co.
4.67% due 06/06/47	1,600,000	1,732,333
Total Consumer, Non-cyclical		20,186,112
Industrial - 0.1%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,7,8	2,445,711	2,153,124
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	2,009,220	2,036,847
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
4.86% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,5]	1,875,000	1,903,125
Owens Corning
4.30% due 07/15/47	1,720,000	1,693,588
Total Industrial		7,786,684
Military Housing 0.0%
Fort Knox Military House Privatization Project
5.82% due 02/15/52[5]	1,954,103	2,054,056
1.82% (1 Month USD LIBOR + 0.34%) due 02/15/52†††,4,7	1,750,893	1,172,716
Total Military Housing		3,226,772
Communications - 0.1%
SFR Group S.A.
7.38% due 05/01/26[5]	5,100,000	5,233,875
AT&T, Inc.
6.38% due 03/01/41	1,400,000	1,651,435
5.15% due 11/15/46	503,000	514,082
Vodafone Group plc
7.88% due 02/15/30	1,200,000	1,630,309
Verizon Communications, Inc.
4.81% due 03/15/39	1,350,000	1,412,380
MDC Partners, Inc.
6.50% due 05/01/24[5]	300,000	301,500
Total Communications		10,743,581
Consumer, Cyclical - 0.1%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	2,851,000	2,669,249
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,804,960
Wyndham Worldwide Corp.
4.50% due 04/01/27	1,630,000	1,656,351
Northern Group Housing LLC
6.80% due 08/15/53[7]	1,200,000	1,498,243
HP Communities LLC
5.62% due 09/15/32[7]	1,000,000	1,067,308
Total Consumer, Cyclical		8,696,111
Mortgage Securities - 0.0%
Station Place Securitization Trust
3.80% (1 Month USD LIBOR + 2.25%) due 02/25/49[4,5]	2,333,333	2,334,201
Technology - 0.0%
Citrix Systems, Inc.
4.50% due 12/01/27	1,700,000	1,725,327
Diversified - 0.0%
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,614,536
Utilities - 0.0%
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	783,774
Total Corporate Bonds
(Cost $556,551,498)		571,773,579

FOREIGN GOVERNMENT DEBT†† - 3.7%
Government of Japan
due 12/13/18	JPY	14,134,000,000	125,449,990
Republic of Portugal
due 01/19/18	EUR	86,145,000	103,370,382
Republic of France
due 01/17/18	EUR	77,100,000	92,529,528
Czech Republic Government Bond
0.85% due 03/17/18	CSK	259,030,000	12,187,281
Total Foreign Government Debt
(Cost $330,656,489)			333,537,181

FEDERAL AGENCY BONDS†† - 2.7%
Fannie Mae Principal Strips
due 01/15/30[11]	54,725,000	38,228,668
due 05/15/30[11]	48,650,000	33,541,779

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
FEDERAL AGENCY BONDS†† - 2.7% (continued)
due 05/15/29[11,15]	33,900,000	$24,187,599
Total Fannie Mae Principal Strips		95,958,046
Freddie Mac Principal Strips
due 07/15/32[11]	33,850,000	21,659,157
due 03/15/31[11]	31,757,000	21,269,810
Total Freddie Mac Principal Strips		42,928,967
Residual Funding Corporation Principal
due 04/15/30[11]	43,639,000	30,663,481
Tennessee Valley Authority
5.38% due 04/01/56	8,360,000	11,868,901
4.25% due 09/15/65	9,900,000	11,704,295
Total Tennessee Valley Authority		23,573,196
Fannie Mae[15]
due 01/15/32[11]	9,413,000	6,076,156
due 01/15/30[11]	5,900,000	4,120,889
due 01/15/35[11]	2,250,000	1,317,246
due 07/15/32[11]	1,963,000	1,243,376
due 02/06/33[11]	1,456,000	911,203
due 01/15/33[11]	1,450,000	909,331
Total Fannie Mae		14,578,201
Fannie Mae Principal
due 11/15/30[11]	17,570,000	11,899,234
Residual Funding Corporation Principal Strips
due 01/15/30[11]	15,074,000	10,608,106
Freddie Mac Coupon Strips
due 03/15/30[11]	7,250,000	5,022,439
due 09/15/30[11]	2,906,000	1,979,897
Total Freddie Mac Coupon Strips		7,002,336
Freddie Mac[15]
1.25% due 10/02/19	2,500,000	2,470,228
Total Federal Agency Bonds
(Cost $236,509,002)		239,681,795

SENIOR FLOATING RATE INTERESTS††,4 - 1.6%
Technology - 0.7%
Misys Ltd.
4.98% (3 Month USD LIBOR + 3.50%) due 06/13/24		30,698,063	30,772,659
Epicor Software
5.32% (1 Month USD LIBOR + 3.75%) due 06/01/22		19,814,888	19,850,357
EIG Investors Corp.
5.46% (3 Month USD LIBOR + 4.00%) due 02/09/23		5,070,769	5,099,317
Internet Brands, Inc.
5.34% (3 Month USD LIBOR + 3.75%) due 09/13/24		3,480,757	3,488,589
TIBCO Software, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 12/04/20		1,945,263	1,948,920
Advanced Computer Software
10.94% (3 Month USD LIBOR + 9.50%) due 01/31/23		2,000,000	1,877,500
Verint Systems, Inc.
3.63% (3 Month USD LIBOR + 2.25%) due 06/28/24		746,250	748,116
Micron Technology, Inc.
3.39% (1 Month USD LIBOR + 2.00%) due 04/26/22		646,354	651,803
Kronos, Inc.
4.90% (3 Month USD LIBOR + 3.50%) due 11/01/23		297,750	299,593
Aspect Software, Inc.
12.07% (1 Month USD LIBOR + 10.50%) due 05/25/20[1]		14,631	14,411
Total Technology			64,751,265
Communications - 0.3%
Cengage Learning Acquisitions, Inc.
5.71% (1 Month USD LIBOR + 4.25%) due 06/07/23		21,807,080	20,771,244
Proquest LLC
5.32% (1 Month USD LIBOR + 3.75%) due 10/24/21		1,342,734	1,358,686
Houghton Mifflin Co.
4.57% (1 Month USD LIBOR + 3.00%) due 05/28/21		736,776	681,982
Cable One, Inc.
3.95% (3 Month USD LIBOR + 2.25%) due 05/01/24		497,500	498,743
Total Communications			23,310,655
Industrial - 0.2%
Hayward Industries, Inc.
5.07% (1 Month USD LIBOR + 3.50%) due 08/05/24		5,236,875	5,243,421
Engility Corp.
4.82% (Commercial Prime Lending Rate + 3.25%) and (1 Month USD LIBOR + 3.25%) due 08/14/23		2,799,164	2,823,657
VC GB Holdings, Inc.
4.82% (1 Month USD LIBOR + 3.25%) due 02/28/24		2,308,755	2,320,299
TMF Group Holding BV
3.50% (3 Month EURIBOR + 3.50%) due 10/13/23	EUR	1,750,000	2,097,837
Hillman Group, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 06/30/21		982,188	987,099
Clean Harbors, Inc.
3.57% (1 Month USD LIBOR + 2.00%) due 06/28/24		796,000	799,980
Hardware Holdings LLC
8.19% (3 Month USD LIBOR + 6.50%) due 03/30/20		694,875	674,029
CHI Overhead Doors, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/29/22		494,709	494,402
Engineered Machinery Holdings, Inc.
4.94% (3 Month USD LIBOR + 3.25%) due 07/19/24		486,726	486,726
Wencor Group
5.19% (3 Month USD LIBOR + 3.50%) due 06/19/21		290,522	282,243

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,4 - 1.6% (continued)
Industrial - 0.2% (continued)
Thermasys Corp.
5.35% (3 Month USD LIBOR + 4.00%) due 05/03/19	89,375	$83,431
NVA Holdings, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 08/14/21	74,837	75,336
Total Industrial		16,368,460
Consumer, Non-cyclical - 0.1%
Packaging Coordinators Midco, Inc.
5.57% (1 Month USD LIBOR + 4.00%) due 06/30/23	3,160,000	3,163,950
Albertson's LLC
4.67% (3 Month USD LIBOR + 3.00%) due 12/21/22	2,742,265	2,684,293
DJO Finance LLC
4.70% (1 Month USD LIBOR + 3.25%) due 06/08/20	2,348,762	2,313,954
Grocery Outlet, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 10/21/21	1,728,211	1,727,140
One Call Medical, Inc.
5.53% (3 Month USD LIBOR + 4.00%) due 11/27/20	1,646,052	1,540,425
DaVita, Inc.
4.32% (1 Month USD LIBOR + 2.75%) due 06/24/21	795,876	802,092
Diamond (BC) B.V.
4.42% (2 Month USD LIBOR + 3.00%) due 09/06/24	500,000	500,300
JBS USA Lux SA
4.10% (3 Month USD LIBOR + 2.50%) due 10/30/22	297,750	292,316
CTI Foods Holding Co. LLC
5.07% (1 Month USD LIBOR + 3.50%) due 06/29/20	200,000	182,000
Total Consumer, Non-cyclical		13,206,470
Consumer, Cyclical - 0.1%
Leslie's Poolmart, Inc.
5.37% (2 Month USD LIBOR + 3.75%) due 08/16/23	4,419,276	4,403,499
PetSmart Inc
4.57% (1 Month USD LIBOR + 3.00%) due 03/11/22	4,128,929	3,291,541
PTL Acquisition, Inc.
3.82% (1 Month USD LIBOR + 2.25%) due 08/01/23	1,234,375	1,240,028
Acosta, Inc.
4.64% (Commercial Prime Lending Rate + 2.25%) and (3 Month USD LIBOR + 3.25%) due 09/26/19†††,8	928,889	885,839
3.90% (3 Month LIBOR + 3.25%) due 09/26/19†††,8	244,444	233,116
BBB Industries, LLC
6.07% (1 Month USD LIBOR + 4.50%) due 11/03/21	932,849	942,765
Neiman Marcus Group, Inc.
4.64% (1 Month USD LIBOR + 3.25%) due 10/25/20	577,500	470,160
Sears Roebuck Acceptance Corp.
6.07% (3 Month USD LIBOR + 4.50%) due 01/20/19	201,576	202,584
USIC Holding, Inc.
5.19% (3 Month USD LIBOR + 3.50%) due 12/08/23	158,425	159,217
Total Consumer, Cyclical		11,828,749
Basic Materials - 0.1%
Road Infrastructure Investment
5.05% (1 Month USD LIBOR + 3.50%) due 06/13/23	4,405,872	4,412,745
Nexeo Solutions LLC
4.72% (3 Month USD LIBOR + 3.25%) due 06/09/23	1,674,585	1,682,958
Total Basic Materials		6,095,703
Financial - 0.1%
National Financial Partners Corp.
5.07% (1 Month USD LIBOR + 3.50%) due 01/08/24	2,194,790	2,204,118
HUB International Ltd.
4.41% (3 Month USD LIBOR + 3.00%) due 10/02/20	1,142,288	1,146,983
LPL Holdings, Inc.
3.81% (3 Month USD LIBOR + 2.25%) and (6 Month USD LIBOR + 2.25%) due 09/23/24	998,750	1,002,076
American Stock Transfer & Trust
6.20% (3 Month USD LIBOR + 4.50%) due 06/26/20	233,543	233,933
Total Financial		4,587,110
Utilities - 0.0%
Invenergy Thermal Operating I, LLC
7.19% (3 Month USD LIBOR + 5.50%) due 10/19/22	2,471,504	2,323,214
Total Senior Floating Rate Interests
(Cost $143,830,947)		142,471,626

MUNICIPAL BONDS†† - 1.0%
Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50	19,850,000	33,829,362
7.50% due 02/15/50	2,060,000	3,129,820
Total Ohio		36,959,182
California - 0.4%
Poway Unified School District General Obligation Unlimited
due 08/01/40[11]	10,000,000	4,588,900
due 08/01/38[11]	8,460,000	4,176,364

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
MUNICIPAL BONDS†† - 1.0%
Newport Mesa Unified School District General Obligation Unlimited
due 08/01/45[11]	8,565,000	$2,950,214
due 08/01/39[11]	4,000,000	1,793,400
due 08/01/40[11]	2,500,000	1,072,375
due 08/01/41[11]	2,000,000	819,180
San Diego Unified School District General Obligation Unlimited
due 07/01/39[11]	7,150,000	3,478,761
due 07/01/46[11]	2,200,000	813,978
due 07/01/43[11]	1,350,000	563,004
Cypress School District General Obligation Unlimited
due 08/01/48[11]	14,450,000	4,049,323
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[11]	5,295,000	3,084,973
San Marcos Unified School District General Obligation Unlimited
due 08/01/47[11]	3,600,000	1,200,996
Santa Cruz County Redevelopment Agency Tax Allocation
3.75% due 09/01/32	850,000	858,551
Wiseburn School District General Obligation Unlimited
due 08/01/34[11]	900,000	504,927
Santa Ana Unified School District General Obligation Unlimited
due 08/01/35[11]	700,000	387,681
Total California		30,342,627
Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38	5,350,000	6,127,248
5.10% due 06/01/33	2,500,000	2,704,450
6.63% due 02/01/35	1,820,000	2,212,701
City of Chicago Illinois General Obligation Unlimited
6.31% due 01/01/44	4,500,000	5,703,480
Total Illinois		16,747,879
Florida - 0.0%
County of Miami-Dade Florida Aviation Revenue Bonds
3.73% due 10/01/37	2,250,000	2,257,313
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[11]	4,100,000	1,623,436
Total Florida		3,880,749
Oregon - 0.0%
Washington & Multnomah Counties School District No. 48J Beaverton General Obligation Unlimited
due 06/15/33[11]	3,850,000	2,228,496
Puerto Rico - 0.0%
Puerto Rico Public Buildings Authority Revenue Bonds
6.00% due 07/01/23	1,500,000	1,510,545
Texas - 0.0%
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[11]	2,850,000	856,368
due 11/15/41[11]	1,500,000	551,610
Total Texas		1,407,978
Pennsylvania - 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds
due 01/01/41[11]	995,000	394,856
due 01/01/37[11]	570,000	270,642
Total Pennsylvania		665,498
Total Municipal Bonds
(Cost $85,931,691)		93,742,954

FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Freddie Mac[15]
due 12/14/29[11]	48,770,000	34,193,761
Freddie Mac Coupon Strips
due 07/15/31[11]	1,800,000	1,194,681
Total Federal Agency Discount Notes
(Cost $35,298,046)		35,388,442

COMMERCIAL PAPER†† - 1.3%
Molex Electronic Technologies
1.98% due 01/05/18[16]	35,500,000	35,492,190
1.89% due 01/03/18[16]	2,000,000	1,999,790
Total Molex Electronic Technologies		37,491,980
Amcor Ltd.
1.50% due 01/08/18[16]	30,000,000	29,991,250
1.53% due 02/02/18[16]	4,000,000	3,994,560
Total Amcor Ltd.		33,985,810

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Face Amount~	Value
COMMERCIAL PAPER†† - 1.3% (continued)
Marriott International, Inc.
1.50% due 01/04/18[16]	25,000,000	$24,996,875
Clorox Company (The)
1.90% due 02/05/18[16]	4,225,000	4,217,195
Toronto-Dominion Bank
1.52% due 02/05/18[16]	4,000,000	3,994,089
Bemis Company, Inc.
1.80% due 01/02/18[16]	2,500,000	2,498,250
CBS Corp.
1.90% due 01/22/18[16]	2,175,000	2,172,589
Waste Management, Inc.
1.66% due 01/04/18[16]	2,100,000	2,099,668
American Water Capital Corp.
1.90% due 01/10/18[16]	1,100,000	1,099,478
Total Commercial Paper
(Cost $112,555,934)		112,555,934
Total Investments - 100.7%
(Cost $8,925,718,574)		$9,048,009,348
Other Assets & Liabilities, net - (0.7)%		(60,835,253)
Total Net Assets - 100.0%		$8,987,174,095

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Market Value	Value and Unrealized Gain (Loss)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/11/27	$(637,400,000)	$6,688,036	$6,688,036
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.67%	Quarterly	08/16/20	(787,700,000)	4,434,678	4,434,678
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.99%	Quarterly	08/22/24	(291,600,000)	3,061,888	3,061,888
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.09%	Quarterly	09/05/27	(58,600,000)	1,641,678	1,641,678
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.90%	Quarterly	08/11/22	(212,000,000)	1,507,145	1,507,145
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.15%	Quarterly	08/21/27	(49,300,000)	1,086,693	1,086,693
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.13%	Quarterly	08/30/27	(41,600,000)	1,010,109	1,010,109
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.19%	Quarterly	08/15/27	(50,200,000)	946,290	946,290
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	Quarterly	02/13/24	(108,330,000)	820,341	820,341
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.07%	Quarterly	05/26/24	(59,730,000)	803,126	803,126
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.17%	Quarterly	08/22/27	(34,500,000)	726,474	726,474
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.24%	Quarterly	08/17/27	(39,200,000)	582,398	582,398
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.59%	Quarterly	11/13/47	(50,400,000)	(293,730)	(293,730)
									$23,015,126

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at December 31, 2017	Net Unrealized Appreciation/Depreciation
Morgan Stanley	14,134,000,000	JPY	02/13/18	$126,822,615	$125,694,326	$1,128,289
Bank of America	1,784,000	EUR	01/10/18	2,110,342	2,141,453	(31,111)
Morgan Stanley	77,100,000	EUR	01/17/18	91,961,796	92,594,924	(633,128)
Citigroup	261,231,755	CSK	03/19/18	11,632,248	12,357,777	(725,530)
Morgan Stanley	86,145,000	EUR	01/19/18	102,118,547	103,472,627	(1,354,079)
						$(1,615,559)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
[3]	Rate indicated is the 7 day yield as of December 31, 2017.
[4]	Variable rate security. Rate indicated is rate effective at December 31, 2017. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
[5]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $4,146,281,141 (cost $4,121,122,154), or 46.1% of total net assets.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $89,833,118 (cost $90,764,487), or 1.0% of total net assets. See Note 7.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

[8]	Security was fair valued by the Valuation Committee at December 31, 2017. The total market value of fair valued securities amounts to $3,272,079, (cost $3,534,591) or 0.04% of total net assets.
[9]	Maturity date indicated is next interest reset date.
[10]	Security is an interest-only strip. Rate indicated is effective yield at December 31, 2017.
[11]	Zero coupon rate security.
[12]	Perpetual maturity.
[13]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[14]	Security is in default of interest and/or principal obligations.
[15]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[16]	Rate indicated is the effective yield at the time of purchase.

plc — Public Limited Company

REIT — Real Estate Investment Trust

CME — Chicago Mercantile Exchange

LIBOR — London Interbank Offered Rate

WAC — Weighted Average Coupon

EURIBOR — European Interbank Offered Rate

CMT — Constant Maturity Treasury

EUR — Euro

CSK — Czech Koruna

JPY — Japanese Yen

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$3,257,058,073	$—	$12,005,354	$3,269,063,427
Closed-End Funds	2,853,351	—	—	—	2,853,351
Collateralized Mortgage Obligations	—	2,815,384,165	—	106,295,360	2,921,679,525
Commercial Paper	—	112,555,934	—	—	112,555,934
Common Stocks	10,245	—	—	—	10,245
Corporate Bonds	—	553,057,339	—	18,716,240	571,773,579
Forward Foreign Currency Exchange Contracts	—	—	1,128,289	—	1,128,289
Federal Agency Bonds	—	239,681,795	—	—	239,681,795
Federal Agency Discount Notes	—	35,388,442	—	—	35,388,442
Foreign Government Debt	—	333,537,181	—	—	333,537,181
Interest Rate Swap Agreements	—	—	23,308,856	—	23,308,856
Money Market Fund	185,324,843	—	—	—	185,324,843
Municipal Bonds	—	93,742,954	—	—	93,742,954
Mutual Funds	145,907,256	—	—	—	145,907,256
Preferred Stocks	—	1,066,713	—	—	1,066,713
Senior Floating Rate Interests	—	141,352,671	—	1,118,955	142,471,626
U.S. Government Securities	—	992,952,477	—	—	992,952,477
Total Assets	$334,095,695	$8,575,777,744	$24,437,145	$138,135,909	$9,072,446,493

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 2 - Other*	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$2,743,848	$—	$2,743,848
Interest Rate Swap Agreements	—	—	293,730	—	293,730
Unfunded Loans	—	—	—	47,581	47,581
Total Liabilities	$—	$—	$3,037,578	$47,581	$3,085,159

* Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at December 31, 2017	Valuation Technique	Unobservable Inputs	Input Range
Assets:
Asset-Backed Securities	$12,005,354	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Collateralized Mortgage Obligations	106,295,360	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	16,563,116	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	2,153,124	Model Price	Market Comparable Yields	8.3%
Senior Floating Rate Interests	1,118,955	Model Price	Purchase Price	—
Total Assets	$138,135,909

Liabilities:
Unfunded Loan Commitments	$47,581	Model Price	Purchase Price	—

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the year ended December 31, 2017, the Fund had securities with a total value of $31,609,661 transfer out of level 3 into level 2 due to changes in the securities valuation methods based on availability of observable market inputs. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2017:

	Assets					Liabilities
	Senior Floating Rate Interests	Asset Backed Securities	Corporate Bonds	Collateralized Mortgage Obligations	Total Assets	Unfunded Loan Commitments
Beginning Balance	$1,064,875	$12,011,785	$24,125,526	$121,997,532	$159,199,718	$(56,979)
Purchases/Receipts	750,445	-	-	16,529,810	$17,280,255	31,777
Sales, maturities and paydowns/Fundings	(792,978)	(59,987)	(102,480)	(4,489,173)	$(5,444,618)	(38,133)
Total realized gains or losses included in earnings	59,363	-	(4,599)	(7,239)	$47,525	-
Total change in unrealized gains or losses included in earnings	37,250	53,556	637,793	(2,065,909)	$(1,337,310)	15,754
Transfers into Level 3	-	-	-	-	$-	-
Transfers out of Level 3	-	-	(5,940,000)	(25,669,661)	$(31,609,661)	-
Ending Balance	$1,118,955	$12,005,354	$18,716,240	$106,295,360	$138,135,909	$(47,581)
Net Change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2017	$(59,350)	$72,436	$252,000	$771,853	$1,036,939	$3,042

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the underlying series of the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended December 31, 2017, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 09/30/17	Additions	Reductions	Realized Gain	Change in Unrealized	Value 12/31/17	Shares 12/31/17	Investment Income	Capital Gain Distributions
Aspect Software, Inc.	$14,487	$–	$(96)	$–	$20	$14,411	14,631	$432	$–
Guggenheim Floating Rate Strategies Fund - Institutional Class	77,103,355	31,999,543	(1,000,000)	5,376	(201,181)	107,907,093	4,148,677	995,454	–
Guggenheim Strategic Opportunities Fund	10,260,018	–	(7,555,934)	1,301,680	(1,152,413)	2,853,351	132,222	219,695	–
Guggenheim Strategy Fund I	12,326,353	88,919	(500,000)	5,175	(28,622)	11,891,825	474,534	84,469	4,496
Guggenheim Strategy Fund II	14,363,426	115,707	–	–	(28,767)	14,450,366	577,784	108,061	7,687
Guggenheim Strategy Fund III	9,347,011	2,321,158	–	–	(10,197)	11,657,972	465,946	68,333	2,836
	$123,414,650	$34,525,327	$(9,056,030)	$1,312,231	$(1,421,160)	$148,775,018		$1,476,444	$15,019

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.8%
Financial - 26.8%
Visa, Inc. — Class A	10,600	$1,208,612
Mastercard, Inc. — Class A	6,900	1,044,384
Banco Bilbao Vizcaya Argentaria S.A.	97,900	835,351
Mizuho Financial Group, Inc.	449,800	816,693
ING Groep N.V.	43,500	799,805
MetLife, Inc.	15,300	773,568
Cincinnati Financial Corp.	10,300	772,191
Chubb Ltd.	5,200	759,876
BNP Paribas S.A.	10,100	754,319
JPMorgan Chase & Co.	7,000	748,580
Swiss Re AG	7,600	711,771
Credit Suisse Group AG*	38,100	680,406
Bank of Montreal	8,400	672,099
DNB ASA	35,700	661,352
Canadian Imperial Bank of Commerce	6,000	584,828
Henderson Land Development Company Ltd.	86,240	568,468
Bank Hapoalim BM	75,900	558,191
Kinnevik Investment AB — Class B	16,500	557,766
SEI Investments Co.	7,700	553,322
Brilliance China Automotive Holdings Ltd. ADR*	8,800	551,691
Reinsurance Group of America, Inc. — Class A	3,500	545,755
Everest Re Group Ltd.	2,400	531,024
Hysan Development Company Ltd. — Class A*	98,500	522,577
SmartCentres Real Estate Investment Trust REIT	20,700	508,942
ASX Ltd.	11,500	492,306
Investec plc	65,000	469,043
First Capital Realty, Inc.	28,200	464,770
RioCan Real Estate Investment Trust REIT	23,400	453,411
Assurant, Inc.	4,300	433,612
H&R Real Estate Investment Trust REIT	25,200	428,155
Intercontinental Exchange, Inc.	5,500	388,080
T. Rowe Price Group, Inc.	3,300	346,269
National Australia Bank Ltd. ADR	13,900	320,736
PNC Financial Services Group, Inc.	2,200	317,438
MS&AD Insurance Group Holdings, Inc.	9,000	304,619
Credit Agricole S.A.	17,900	296,365
Unibail-Rodamco SE REIT	1,100	277,145
Allianz AG	1,200	275,705
Liberty Property Trust REIT	6,200	266,662
Travelers Companies, Inc.	1,900	257,716
UBS Group AG*	13,400	246,730
Toronto-Dominion Bank	4,000	234,332
Tokio Marine Holdings, Inc.	5,000	228,114
CI Financial Corp.	9,600	227,326
Prudential Financial, Inc.	1,900	218,462
Wells Fargo & Co.	3,500	212,345
BB&T Corp.	3,800	188,936
Power Financial Corp.	6,800	186,823
U.S. Bancorp	3,300	176,814
Lloyds Banking Group plc	181,900	167,138
Total Financial		24,600,623
Consumer, Non-cyclical - 16.3%
Johnson & Johnson	11,600	1,620,752
Pfizer, Inc.	33,000	1,195,260
Roche Holding AG	3,900	986,678
Diageo plc	26,000	956,515
AbbVie, Inc.	8,600	831,706
Woolworths Group Ltd.	37,400	796,738
UnitedHealth Group, Inc.	3,600	793,656
Reed Elsevier plc	28,500	668,724
Western Union Co.	34,700	659,647
Gilead Sciences, Inc.	9,000	644,760
Automatic Data Processing, Inc.	5,300	621,107
Wesfarmers Ltd.	17,200	596,195
Procter & Gamble Co.	6,448	592,442
Amgen, Inc.	3,000	521,700
Straumann Holding AG	700	494,648
ManpowerGroup, Inc.	3,800	479,218
Vifor Pharma AG	3,200	410,210
George Weston Ltd.	4,700	408,094
Coca-Cola Amatil Ltd.	60,200	399,767
Swedish Match AB	9,900	390,054
Becton Dickinson and Co.	1,800	385,308
MEIJI Holdings Company Ltd.	3,700	314,887
Robert Half International, Inc.	3,800	211,052
Total Consumer, Non-cyclical		14,979,118
Industrial - 16.0%
Honeywell International, Inc.	6,800	1,042,848
3M Co.	4,100	965,017
Lockheed Martin Corp.	2,740	879,677
Deere & Co.	5,200	813,852
TE Connectivity Ltd.	8,000	760,320
United Parcel Service, Inc. — Class B	6,300	750,645
Vinci S.A.	7,200	735,549
FUJIFILM Holdings Corp.	17,600	719,244
Raytheon Co.	3,800	713,830
FedEx Corp.	2,800	698,712
SKF AB — Class B	27,900	619,685
Harris Corp.	4,200	594,930
Rockwell Automation, Inc.	3,000	589,050
Cummins, Inc.	3,300	582,912
Skanska AB — Class B	24,600	509,803
Illinois Tool Works, Inc.	2,900	483,865
L3 Technologies, Inc.	2,400	474,840
Avnet, Inc.	9,800	388,276
Emerson Electric Co.	5,100	355,419
MAN SE	2,600	297,588
Cognex Corp.	4,400	269,104
Old Dominion Freight Line, Inc.	2,000	263,100
Parker-Hannifin Corp.	1,200	239,496
United Technologies Corp.	1,800	229,626
FLIR Systems, Inc.	4,800	223,776
General Electric Co.	11,000	191,950
Republic Services, Inc. — Class A	2,700	182,547
MTR Corporation Ltd.	30,000	175,864
Total Industrial		14,751,525

World Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Technology - 10.2%
Apple, Inc.	8,000	$1,353,840
Microsoft Corp.	12,800	1,094,912
International Business Machines Corp.	6,200	951,204
Texas Instruments, Inc.	9,100	950,404
NVIDIA Corp.	4,500	870,750
CA, Inc.	21,300	708,864
Broadridge Financial Solutions, Inc.	7,000	634,060
Canon, Inc.	16,300	607,534
Lam Research Corp.	3,200	589,024
STMicroelectronics N.V.	18,800	410,623
Accenture plc — Class A	2,400	367,416
Xilinx, Inc.	5,000	337,100
Maxim Integrated Products, Inc.	6,100	318,908
Seagate Technology plc	4,000	167,360
Total Technology		9,361,999
Consumer, Cyclical - 7.9%
LVMH Moet Hennessy Louis Vuitton SE	2,900	853,821
Ford Motor Co.	64,900	810,601
Cie Generale des Etablissements Michelin — Class B*	5,200	745,843
Berkeley Group Holdings plc	11,500	651,456
Sekisui House Ltd.	30,700	554,553
Home Depot, Inc.	2,900	549,637
Iida Group Holdings Company Ltd.	26,900	507,277
Li & Fung Ltd.	873,400	479,579
Hugo Boss AG	5,600	476,622
Crown Resorts Ltd.	44,000	447,039
Harvey Norman Holdings Ltd.	111,500	362,821
WW Grainger, Inc.	1,500	354,375
Carnival plc	3,500	231,109
ITOCHU Corp.	12,200	227,684
Total Consumer, Cyclical		7,252,417
Communications - 7.2%
Cisco Systems, Inc.	25,300	968,990
Verizon Communications, Inc.	14,600	772,778
Facebook, Inc. — Class A*	4,200	741,132
Alphabet, Inc. — Class C*	700	732,480
AT&T, Inc.	18,800	730,944
BCE, Inc.	11,500	552,319
Shaw Communications, Inc. — Class B	22,700	518,031
TELUS Corp.	11,900	450,750
SES S.A.	25,300	394,904
Amazon.com, Inc.*	300	350,841
Motorola Solutions, Inc.	2,500	225,850
Swisscom AG	400	212,864
Total Communications		6,651,883
Utilities - 6.6%
Engie S.A.	44,100	758,457
Duke Energy Corp.	8,373	704,253
CLP Holdings Ltd.	68,137	697,255
Hong Kong & China Gas Company Ltd.	323,100	633,557
Dominion Energy, Inc.	7,668	621,568
WEC Energy Group, Inc.	9,000	597,870
PPL Corp.	18,254	564,961
DTE Energy Co.	3,993	437,074
Emera, Inc.	10,300	384,901
NextEra Energy, Inc.	2,000	312,380
Westar Energy, Inc.	4,800	253,440
Sempra Energy	1,299	138,889
Total Utilities		6,104,605
Basic Materials - 3.6%
DowDuPont, Inc.	13,800	982,836
LyondellBasell Industries N.V. — Class A	7,600	838,432
Mitsubishi Chemical Holdings Corp.	68,400	750,558
Nissan Chemical Industries Ltd.	8,100	323,108
Celanese Corp. — Class A	2,200	235,576
Eastman Chemical Co.	2,000	185,280
Total Basic Materials		3,315,790
Energy - 3.5%
Total S.A.	14,700	812,071
Neste Oyj	12,200	780,888
Woodside Petroleum Ltd.	28,800	743,429
OMV AG	10,500	665,525
Exxon Mobil Corp.	2,200	184,008
Total Energy		3,185,921
Diversified - 0.7%
Jardine Matheson Holdings Ltd.	10,700	650,025
Total Common Stocks
(Cost $82,049,501)		90,853,906

MONEY MARKET FUND† - 0.9%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 1.14%[1]	829,986	829,986
Total Money Market Fund
(Cost $829,986)		829,986
Total Investments - 99.7%
(Cost $82,879,487)		$91,683,892
Other Assets & Liabilities, net - 0.3%		267,352
Total Net Assets - 100.0%		$91,951,244

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of December 31, 2017.

ADR — American Depositary Receipt

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,853,906	$—	$—	$90,853,906
Money Market Fund	829,986	—	—	829,986
Total Assets	$91,683,892	$—	$—	$91,683,892

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended December 31, 2017, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization, Consolidation of Subsidiary, and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers Alpha Opportunity Fund, Capital Stewardship Fund, Diversified Income Fund, Floating Rate Strategies Fund, High Yield Fund, Investment Grade Bond Fund, Large Cap Value Fund, Limited Duration Fund, Macro Opportunities Fund, Market Neutral Real Estate Fund, Mid Cap Value Fund, Mid Cap Value Institutional Fund, Municipal Income Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund, Total Return Bond Fund and World Equity Income Fund (the "Funds"), which are each a non-diversified investment company.

Consolidation of Subsidiary

The Consolidated Schedule of Investments of the Macro Opportunities Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. Holdings specific to the Subsidiary are footnoted on the Consolidated Schedule of Investments.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value (“NAV”) per share of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. The Board has authorized the Valuation Committee and Guggenheim Investments ("GI") to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter ("OTC") swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ("CME") price.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2017.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer.

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Fund	BNP Paribas Securities Corp.			Mastr Specialized Loan Trust
	2.00%			1.81%
	02/05/18	$57,455,300	$57,602,130	06/25/46	$85,000,000	$81,311,000

				Morgan Stanley Capital Inc.
				2.57%
				10/25/33	56,315,000	55,154,911

				Ameriquest Mortgage Securities Inc.
				2.00%
				01/25/36	22,224,580	20,922,220

				Securitized Asset Backed Receivables LLC Trust
				2.00%
				10/25/35	13,000,000	11,554,400

				JP Morgan Mortgage Trust
				3.40%
				04/25/36	3,000,000	2,985,000

					$179,539,580	$171,927,531

Macro Opportunities Fund	Barclays			Seagate HDD Cayman
	(1.75%) -1.05%			4.75%
	Open Maturity	15,163,646	15,163,646	01/01/25	8,000,000	7,856,000

				Tenet Healthcare Corp.
				8.13%
				04/01/22	1,925,000	1,958,688

				Park-Ohio Industries Inc.
				6.63%
				04/15/27	1,400,000	1,508,500

				INEOS Group Holdings SA
				5.63%
				08/01/24	1,100,000	1,146,750

				AK Steel Corp.
				6.38%
				10/15/25	1,000,000	990,000

				Gogo Intermediate Holdings LLC / Gogo Finance Co Inc.
				12.50%
				07/01/22	500,000	564,400

				Monitronics International Inc.
				9.13%
				04/01/20	350,000	290,500

				Envision Healthcare Corp.
				5.13%
				07/01/22	250,000	242,500

				Herc Rentals Inc.
				7.75%
				06/01/24	200,000	219,500

				Sprint Corp.
				7.88%
				09/15/23	200,000	213,000

					$14,925,000	$14,989,838

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In the event of counterparty default, the Funds have the right to collect the collateral to off set losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 5 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$228,176,159	$21,084,960	$(21,290,826)	$(205,866)
Capital Stewardship Fund	209,097,765	22,775,907	(2,001,719)	20,774,188
Diversified Income Fund	5,644,249	433,492	(2,342)	431,150
Floating Rate Strategies Fund	3,592,957,605	34,622,645	(40,847,268)	(6,224,623)
High Yield Fund	572,351,156	11,696,098	(10,345,759)	1,350,339
Investment Grade Bond Fund	393,692,307	6,096,029	(5,687,644)	408,385
Large Cap Value Fund	55,283,698	14,498,516	(1,161,765)	13,336,751
Limited Duration Fund	2,624,688,589	22,633,539	(13,706,534)	8,927,005
Macro Opportunities Fund	6,458,473,032	159,586,772	(128,989,698)	30,597,074
Market Neutral Real Estate Fund	5,195,642	607,535	(77,586)	529,949
Mid Cap Value Fund	417,090,889	109,507,136	(20,659,931)	88,847,205
Mid Cap Value Institutional Fund	70,065,100	14,329,418	(3,183,746)	11,145,672
Municipal Income Fund	49,218,321	1,876,935	(224,233)	1,652,702
Risk Managed Real Estate Fund	125,968,346	12,265,592	(2,877,414)	9,388,178
Small Cap Value Fund	18,166,799	3,786,120	(1,381,573)	2,404,547
StylePlus—Large Core Fund	218,223,279	20,161,315	(560,277)	19,601,038
StylePlus—Mid Growth Fund	85,444,446	8,445,919	(373,466)	8,072,453
Total Return Bond Fund	8,930,566,396	183,473,169	(44,630,650)	138,842,519
World Equity Income Fund	83,070,960	9,404,110	(791,178)	8,612,932

Note 6 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of December 31, 2017. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The unfunded loan commitments as of December 31, 2017, were as follows:

Fund	Borrower	Maturity Date	Face Amount**	Value
Floating Rate Strategies Fund
	Advantage Sales & Marketing LLC	07/25/19	$8,000,000	$322,310
	American Stock Transfer & Trust	06/26/18	800,000	9,746
	Ceva Group plc (United Kingdom)	03/19/19	1,104,876	54,905
	Engineered Machinery Holdings, Inc.	07/19/24	669,690	—	*
	Itron, Inc.	03/17/18	5,600,000	—	*
	Recess Holdings, Inc.	09/30/24	690,476	1,664
	Signode Industrial Group US, Inc.	05/01/19	10,602,000	353,159
	Wencor Group	06/19/19	1,446,923	49,835
			$28,913,965	$791,619
High Yield Fund
	Acosta, Inc.	09/26/19	466,667	21,628
	Arby’s Restaurant Group	12/18/18	6,900,000	—	*
	Advantage Sales & Marketing LLC	07/25/19	1,100,000	44,317
	BBB Industries, LLC	11/04/19	1,000,000	50,678
	Bullhorn, Inc.	11/21/22	589,038	9,191
	Cypress Intermediate Holdings III, Inc.	04/27/22	750,000	80,551
	Epicor Software	06/01/20	1,000,000	60,059
	Hillman Group, Inc.	06/28/19	757,143	24,995
	ICP Industrial, Inc.	11/03/23	260,343	1,262
	ICSH Parent, Inc.	04/29/24	140,544	—	*
	Itron, Inc.	03/17/18	2,000,000	—	*
	Learning Care Group (US), Inc.	05/05/19	500,000	29,223
	Lytx, Inc.	08/31/22	105,263	12,293
	MRI Software LLC	06/30/23	472,223	1,624
	National Technical Systems	06/12/21	250,000	17,971
	Packaging Coordinators Midco, Inc.	07/01/21	992,774	86,949
	Pro Mach Group, Inc.	10/22/19	900,000	39,305
	Recess Holdings, Inc.	09/30/24	166,667	402
	Signode Industrial Group US, Inc.	05/01/19	1,674,000	55,762
	Solera LLC	03/03/21	1,250,000	111,695
	Wencor Group	06/19/19	482,308	16,612
			$21,756,970	$664,517
Macro Opportunities Fund
	Acosta, Inc.	09/26/19	2,800,000	129,766
	Advantage Sales & Marketing LLC	07/25/19	1,500,000	60,433
	American Stock Transfer & Trust	06/26/18	400,000	4,873
	Arby's Restaurant Group, Inc.	06/04/18	14,700,000	—	*
	BBB Industries, LLC	11/04/19	1,750,000	88,686
	Bullhorn, Inc.	11/21/22	1,682,965	26,260
	Ceva Group Plc (United Kingdom)	03/19/19	368,292	18,302
	Dominion Web Solutions LLC	06/15/23	461,538	—	*
	Dubois Chemicals, Inc.	03/15/24	200,000	887
	Engineered Machinery Holdings, Inc.	07/19/24	309,292	—	*
	Epicor Software	06/01/20	2,000,000	120,118
	Fortis Solutions Group LLC	12/15/23	1,258,822	61,307
	Hillman Group, Inc.	06/28/19	757,143	24,995
	ICP Industrial, Inc.	11/3/23	520,686	2,523
	ICSH Parent, Inc.	04/29/24	260,589	—	*
	Institutional Shareholder Services	10/16/24	66,667	161
	Itron, Inc.	03/17/18	1,100,000	—	*
	Learning Care Group (US), Inc.	050/5/19	500,000	29,223
	Lytx, Inc.	08/31/22	363,158	42,412
	Ministry Brands LLC	12/02/22	71,215	356
	MRI Software LLC	06/30/23	250,000	860
	National Technical Systems	06/12/21	250,000	17,971
	Pro Mach Group, Inc.	10/22/19	900,000	39,305
	Recess Holdings, Inc.	09/30/24	95,238	230
	Signode Industrial Group US, Inc.	05/01/19	3,162,000	105,328
	Solera LLC	03/03/21	8,100,000	723,781
	Wencor Group	06/19/19	253,846	8,743
			$44,081,451	$1,506,520
Total Return Bond Fund
	Acosta, Inc.	09/26/19	1,026,667	47,581
	Engineered Machinery Holdings, Inc.	07/19/24	13,274	—	*
			$1,039,941	$47,581

*	Security has a market value of less than $1.
**	The face amount is denominated in U.S. dollars unless otherwise indicated.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 7 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund
	Airplanes Pass Through Trust
	2001-1A, 1.78%
	(1 Month USD LIBOR + 0.55%)
	due 03/15/19	12/27/11	$832,564	$185,156

High Yield Fund
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22	03/12/15	$139,296	$23,888

Investment Grade Bond Fund
	ACC Group Housing LLC
	A-1 6.35% due 07/15/54	06/03/14	300,000	361,449
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	362,283	381,510
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	329,645	337,665
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	469,476	500,514
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	819,000	77,493
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	1,731,821	1,700,341
	Highland Park CDO I Ltd.
	2006-1A, 1.86%
	(3 Month USD LIBOR + 0.40%)
	due 11/25/51	07/01/16	432,985	445,662
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	592,152	551,244
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	600,000	749,121
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	438,184
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	620,162	626,430
	Woodbourne Capital Trust I	01/20/06	954,588	725,625
	Woodbourne Capital Trust II	01/20/06	954,588	725,625
	Woodbourne Capital Trust III	01/20/06	954,589	725,626
	Woodbourne Capital Trust IV	01/20/06	954,589	725,626
			$10,475,878	$9,072,115
Limited Duration Fund
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	$585,000	$55,352
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22	01/08/14	375,036	42,999
			$960,036	$98,351

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
Macro Opportunities Fund
	Airplanes Pass Through Trust
	2001-1A, 1.78%
	(1 Month USD LIBOR + 0.55%)
	due 03/15/19	01/18/11	1,947,585	433,201
	Banco Bradesco SA
	2014-1, 5.44% due 03/12/26	11/19/14	2,726,407	2,746,855
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	04/23/15	5,804,509	6,235,537
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	9,535,500	902,237
	Customers Bank
	6.13% due 06/26/29	06/24/14	4,500,000	4,736,250
	Epicor Software Corp.
	9.94% (3 Month USD LIBOR + 8.25%)
	due 06/30/23	05/21/15	1,807,863	1,850,000
	Highland Park CDO I Ltd.
	2006-1A, 1.86%
	(3 Month USD LIBOR + 0.40%)
	due 11/25/51	04/14/15	2,816,964	3,676,714
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	1,611,856	1,424,375
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22	03/21/12	4,838,890	831,314
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	2,894,638	2,923,894
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	2,047,737	2,003,972
			$40,531,949	$27,764,349
Total Return Bond Fund
	ACC Group Housing LLC
	A-1 6.35% due 07/15/54	06/03/14	625,000	753,019
	Airplanes Pass Through Trust
	2001-1A, 1.78%
	(1 Month USD LIBOR + 0.55%)
	due 03/15/19	11/30/11	386,780	84,597
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	1,391,359	1,430,664
	Capmark Military Housing Trust
	2008-AMCW, 6.90% due 07/10/55	05/20/16	10,720,843	10,846,408
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	10/16/15	2,145,494	2,338,326
	Capmark Military Housing Trust
	2007-AETC, 5.75% due 02/10/52	09/18/14	8,244,585	8,345,164
	Capmark Military Housing Trust
	2006-RILY, 1.80% due 07/10/51	10/11/16	4,279,746	5,043,772
	Capmark Military Housing Trust
	2007-ROBS, 6.06% due 10/10/52	04/23/15	4,694,771	5,005,136
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	1,755,000	166,056
	Customers Bank
	6.13% due 06/26/29	06/24/14	2,000,000	2,105,000
	Fort Benning Family Communities LLC
	1.83% (1 Month USD LIBOR + 0.35%)
	due 01/15/36	03/27/15	4,807,513	5,037,538
	Fort Knox Military Housing Privatization Project
	1.82% (1 Month USD LIBOR + 0.35%) due 02/15/52	04/09/15	1,117,770	1,172,716
	GMAC Commercial Mortgage Asset Corp.
	2007-HCKM, 6.11% due 08/10/52	10/07/16	26,144,923	25,669,661
	GMAC Commercial Mortgage Asset Corp.
	2005-DRUM, 5.47% due 05/10/50	05/10/50	4,992,729	5,044,282

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Fund	Restricted Securities	Acquisition Date	Cost	Value
	GMAC Commercial Mortgage Asset Corp.
	2005-BLIS, 5.25% due 05/20/16	05/20/16	2,593,457	2,572,060
	Highland Park CDO I Ltd.
	2006-1A, 1.86%
	(3 Month USD LIBOR + 0.40%)
	due 11/25/51	07/01/16	3,247,390	3,342,468
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	1,614,677	1,561,165
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	2,544,432	2,370,348
	HP Communities LLC
	5.62% due 09/15/32	06/09/14	1,009,830	1,067,308
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	1,200,000	1,498,243
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	1,000,000	1,095,459
	Princess Juliana International Airport Operating Company N.V.
	5.50% due 12/20/27	12/17/12	2,436,530	2,153,124
	Schahin II Finance Co. SPV Ltd.
	5.88% due 09/25/22	03/21/12	777,505	85,998
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	1,034,153	1,044,605
			$90,764,487	$89,833,118

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays GlobalClassification Scheme.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and
Chief Legal Officer

Date	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President, Chief Executive Officer and
Chief Legal Officer

Date	February 28, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer,
Chief Accounting Officer and Treasurer

Date	February 28, 2018

*	Print the name and title of each signing officer under his or her signature.